Schedule of Investments PIMCO All Asset Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	3,353,698	$39,741
PIMCO All Asset: Multi-Real Fund	3,680,910	33,570
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,148,206	8,749
PIMCO Emerging Markets Local Currency and Bond Fund	2,199,903	13,727
PIMCO Extended Duration Fund	217,276	2,838
PIMCO High Yield Fund	871,007	7,107
PIMCO High Yield Spectrum Fund	239,572	2,250
PIMCO Income Fund	232,163	2,526
PIMCO International Bond Fund (U.S. Dollar-Hedged)	505,587	5,015
PIMCO Investment Grade Credit Bond Fund	127,692	1,177
PIMCO Long Duration Total Return Fund	451,189	3,294
PIMCO Long-Term Real Return Fund	114,573	1,353
PIMCO Long-Term U.S. Government Fund	296,029	4,192
PIMCO Low Duration Fund	1,629,181	15,233
PIMCO RAE Emerging Markets Fund	508,616	6,098
PIMCO RAE Fundamental Advantage PLUS Fund	802,939	6,303
PIMCO RAE International Fund	253,805	2,350
PIMCO RAE PLUS EMG Fund	232,383	1,820
PIMCO RAE PLUS International Fund	216,106	1,794
PIMCO RAE U.S. Fund	116,591	1,769
PIMCO RAE U.S. Small Fund	241,618	2,825
PIMCO RAE Worldwide Long/Short PLUS Fund	840,244	6,218
PIMCO Real Return Fund	193,203	2,019
PIMCO RealEstateRealReturn Strategy Fund	115,213	3,161
PIMCO Total Return Fund	1,895,958	16,703
PIMCO TRENDS Managed Futures Strategy Fund	808,860	8,202

Total Mutual Funds (Cost $182,228)		200,034

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 4.290%(a)(b)	1,202,574	1,203

Total Short-Term Instruments (Cost $1,203)		1,203

Total Investments in Affiliates (Cost $183,431)		201,237

Total Investments 100.1% (Cost $183,431)		$201,237
Other Assets and Liabilities, net (0.1)%		(219)

Net Assets 100.0%		$201,018

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Mutual Funds	$200,034	$0	$0	$200,034
Short-Term Instruments
Mutual Funds	1,203	0	0	1,203

Total Investments	$201,237	$0	$0	$201,237

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices,indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds					Change in			Realized Net
				Net	Unrealized			Capital
	Market Value	Purchases at	Proceeds from	Realized	Appreciation	Market Value	Dividend	Gain
	12/31/2024	Cost	Sales	Gain (Loss)	(Depreciation)	9/30/2025	Income(1)	Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$37,402	$2,702	$(6,456)	$370	$5,723	$39,741	$1,764	$0
PIMCO All Asset: Multi-Real Fund	30,113	18,189	(16,695)	(603)	2,566	33,570	1,610	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,691	3,748	(1,220)	(21)	551	8,749	425	0
PIMCO Emerging Markets Local Currency and Bond Fund	7,899	6,031	(1,371)	(13)	1,181	13,727	586	0
PIMCO Extended Duration Fund	2,715	1,319	(1,285)	(54)	143	2,838	62	0
PIMCO Government Money Market Fund	1,179	24,497	(24,473)	0	0	1,203	34	0
PIMCO High Yield Fund	7,765	1,608	(2,377)	4	107	7,107	311	0
PIMCO High Yield Spectrum Fund	0	2,285	(68)	0	33	2,250	69	0
PIMCO Income Fund	2,549	1,021	(1,126)	(2)	84	2,526	116	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,780	390	(5,131)	174	(198)	5,015	235	0
PIMCO Investment Grade Credit Bond Fund	1,203	42	(111)	(5)	48	1,177	42	0
PIMCO Long Duration Total Return Fund	3,028	1,395	(1,258)	(7)	136	3,294	100	0
PIMCO Long-Term Real Return Fund	1,717	375	(747)	(43)	51	1,353	68	0
PIMCO Long-Term U.S. Government Fund	4,078	1,899	(1,917)	(71)	203	4,192	108	0
PIMCO Low Duration Fund	23,126	13,698	(21,791)	122	78	15,233	638	0
PIMCO RAE Emerging Markets Fund	6,528	718	(2,219)	150	921	6,098	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	6,689	463	(1,038)	(32)	221	6,303	112	0
PIMCO RAE International Fund	2,241	476	(932)	50	515	2,350	0	0
PIMCO RAE PLUS EMG Fund	1,659	90	(166)	11	226	1,820	90	0
PIMCO RAE PLUS International Fund	1,549	95	(156)	(16)	322	1,794	94	0
PIMCO RAE US Fund	2,481	0	(980)	(75)	343	1,769	0	0
PIMCO RAE US Small Fund	1,715	1,549	(553)	(21)	135	2,825	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	6,894	772	(1,386)	(41)	(21)	6,218	451	0
PIMCO Real Return Fund	2,636	470	(1,191)	11	93	2,019	66	0
PIMCO RealEstateRealReturn Strategy Fund	2,630	667	(290)	(15)	169	3,161	63	0
PIMCO Total Return Fund	16,299	9,639	(9,798)	(42)	605	16,703	526	0

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund	7,625	1,985	(1,255)	(86)	(67)	8,202	0	0
Totals	$197,191	$96,123	$(105,990)	$(255)	$14,168	$201,237	$7,570	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 65.7% ¤
CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 2.8%
American Express Co. 5.850% due 11/05/2027	$300	$311
Bank of America Corp. 1.658% due 03/11/2027 •	200	198
Barclays PLC 4.972% due 05/16/2029 •	200	203
Blackstone Holdings Finance Co. LLC 5.900% due 11/03/2027	200	207
Broadstone Net Lease LLC 2.600% due 09/15/2031	100	87
Brookfield Finance, Inc. 4.850% due 03/29/2029	100	102
Capital One Financial Corp. 4.500% due 01/30/2026	100	100
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	100	97
Corebridge Financial, Inc. 3.850% due 04/05/2029	200	197
Credit Suisse AG AT1 Claim	400	52
Deutsche Bank AG 3.035% due 05/28/2032 •	200	183
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •	400	397
HSBC Holdings PLC 4.583% due 06/19/2029 •	200	201
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	300	299
LXP Industrial Trust 2.375% due 10/01/2031	300	261
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026	200	198
Morgan Stanley
5.338% (SOFRRATE + 1.020%) due 04/13/2028 ~	200	201
5.652% due 04/13/2028 •	100	102
NatWest Group PLC 1.642% due 06/14/2027 •	200	196
Realty Income Corp.
3.100% due 12/15/2029	100	96
4.000% due 07/15/2029	100	99
Sabra Health Care LP 3.900% due 10/15/2029	100	97
Wells Fargo & Co.
3.196% due 06/17/2027 •	100	99
4.150% due 01/24/2029	200	200

		4,183

INDUSTRIALS 1.1%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	57	55
American Airlines Pass-Through Trust 3.500% due 08/15/2033	140	129
Beignet 6.850% due 06/01/2049 «(a)	600	600
British Airways Pass-Through Trust 3.300% due 06/15/2034	220	208
Broadcom, Inc. 3.187% due 11/15/2036	100	85
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	96
Energy Transfer LP 3.900% due 07/15/2026	100	100
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	295

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

Penske Truck Leasing Co. LP/PTL Finance Corp. 4.450% due 01/29/2026		100	100

			1,668

UTILITIES 0.1%
ONEOK, Inc. 4.550% due 07/15/2028		100	101

Total Corporate Bonds & Notes (Cost $6,067)			5,952

U.S. GOVERNMENT AGENCIES 6.9%
Federal Home Loan Mortgage Corp. 2.500% due 09/01/2051		920	776
Federal National Mortgage Association
2.500% due 12/01/2051		455	384
4.000% due 10/01/2042		67	66
4.500% due 07/01/2053 - 12/01/2053		1,959	1,906
Federal National Mortgage Association REMICS
4.860% due 11/25/2046 •		78	77
4.910% due 07/25/2046 •		26	26
4.930% due 09/25/2046 •		29	29
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055		2,600	2,284
4.000% due 11/01/2055		3,400	3,204
4.500% due 10/01/2055		1,400	1,358

Total U.S. Government Agencies (Cost $9,975)			10,110

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	747
1.875% due 02/15/2041		600	422
2.000% due 11/15/2041		2,000	1,405
2.250% due 05/15/2041		3,400	2,521
2.375% due 02/15/2042		200	148
2.375% due 05/15/2051		2,200	1,416
4.125% due 08/15/2044		1,300	1,207
U.S. Treasury Inflation Protected Securities(b)
1.750% due 01/15/2034		1,576	1,584
2.125% due 01/15/2035		819	843
U.S. Treasury Notes
0.375% due 09/30/2027		100	94
0.500% due 10/31/2027		100	94
0.625% due 11/30/2027		300	282
0.750% due 01/31/2028		1,400	1,311
3.500% due 09/30/2029		2,000	1,986
4.000% due 06/30/2028		1,800	1,818
4.125% due 10/31/2027		900	909

Total U.S. Treasury Obligations (Cost $19,875)			16,787

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 4.482% due 08/27/2036 ~		67	64
Bank 4.165% due 05/15/2061 ~		53	52
Citigroup Mortgage Loan Trust, Inc. 5.059% due 07/25/2037 ~		30	27
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		24	21
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	10	12
Lehman XS Trust 4.672% due 07/25/2047 •		$170	167
Morgan Stanley Capital I Trust 3.912% due 09/09/2032		100	91

Total Non-Agency Mortgage-Backed Securities (Cost $435)			434

ASSET-BACKED SECURITIES 1.2%
CMBS OTHER 0.1%
PFP Ltd. 6.050% due 09/17/2039 •		136	136

HOME EQUITY OTHER 1.0%
CIT Mortgage Loan Trust 6.522% due 10/25/2037 •		68	69
Countrywide Asset-Backed Certificates Trust
4.472% due 06/25/2047 •		91	81
4.732% due 05/25/2037 •		434	403
Fremont Home Loan Trust 4.572% due 10/25/2036 •		340	136

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

GSAMP Trust 5.052% due 07/25/2045 •	33	33
JP Morgan Mortgage Acquisition Corp. 4.857% due 05/25/2035 •	74	74
Long Beach Mortgage Loan Trust 5.322% due 06/25/2035 •	151	148
Morgan Stanley ABS Capital I, Inc. Trust 4.402% due 10/25/2036 •	112	100
Option One Mortgage Loan Trust 5.037% due 08/25/2035 •	61	60
Structured Asset Investment Loan Trust 4.617% due 07/25/2036 •	496	288

		1,392

OTHER ABS 0.1%
ECMC Group Student Loan Trust 5.221% due 02/27/2068 •	37	37
Vibrant CLO XI Ltd. 5.707% due 07/20/2032 •	144	144

		181

Total Asset-Backed Securities (Cost $1,790)		1,709

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	300	317

Total Sovereign Issues (Cost $298)		317

SHORT-TERM INSTRUMENTS 41.7%
REPURCHASE AGREEMENTS (d) 41.7%		61,400

Total Short-Term Instruments (Cost $61,400)		61,400

Total Investments in Securities (Cost $99,840)		96,709

	SHARES
INVESTMENTS IN AFFILIATES 35.0%
MUTUAL FUNDS (c) 14.3%
PIMCO Income Fund	1,421,366	15,465
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	112,600	5,591

Total Mutual Funds (Cost $22,088)		21,056

SHORT-TERM INSTRUMENTS 20.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.7%
PIMCO Short-Term Floating NAV Portfolio III	3,123,025	30,415

Total Short-Term Instruments (Cost $30,383)		30,415

Total Investments in Affiliates (Cost $52,471)		51,471

Total Investments 100.7% (Cost $152,311)		$148,180
Financial Derivative Instruments(e)(f)0.2%(Cost or Premiums, net $97)		339
Other Assets and Liabilities, net (0.9)%		(1,426)

Net Assets 100.0%		$147,093

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.290%	09/30/2025	10/01/2025	$61,400	U.S. Treasury Notes 4.125% due 03/31/2029 - 10/31/2029	$(62,664)	$61,400	$61,407

Total Repurchase Agreements	$(62,664)	$61,400	$61,407

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
VariationMargin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2025	153	$51,551	$629	$193	$0
Mini MSCI EAFE Index December Futures	12/2025	264	36,766	(115)	141	0
U.S. Treasury 2-Year Note December Futures	12/2025	12	2,501	2	1	0
U.S. Treasury 5-Year Note December Futures	12/2025	101	11,029	26	4	0
U.S. Treasury 10-Year Note December Futures	12/2025	65	7,313	21	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	8	961	26	0	(5)

$589	$339	$(6)

SHORT FUTURES CONTRACTS
VariationMargin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Ultra Treasury 10-Year Note December Futures	12/2025	34	$(3,913)	$(44)	$2	$0

Total Futures Contracts	$545	$341	$(6)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.620%	Annual	02/14/2030	$2,100	$33	$(44)	$(11)	$0	$(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	2,201	(13)	13	0	0	(1)

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	1,100	0	(31)	(31)	0	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035	1,131	(20)	13	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	600	97	6	103	2	0

Total Swap Agreements	$97	$(43)	$54	$2	$(2)

Cash of $5,349 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)	Unsettled variation margin asset of $4 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	36	$42	$0	$0
10/2025	$13	CAD	19	0	0
11/2025	CAD	19	$13	0	0
BRC	11/2025	$11	TRY	472	0	0
JPM	10/2025	CAD	19	$14	0	0
SOG	10/2025	$42	EUR	36	0	0
11/2025	EUR	36	$42	0	0

Total Forward Foreign Currency Contracts	$0	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,183	$0	$4,183
Industrials	0	1,068	600	1,668
Utilities	0	101	0	101
U.S. Government Agencies	0	10,110	0	10,110
U.S. Treasury Obligations	0	16,787	0	16,787
Non-Agency Mortgage-Backed Securities	0	434	0	434
Asset-Backed Securities
CMBS Other	0	136	0	136
Home Equity Other	0	1,392	0	1,392
Other ABS	0	181	0	181
Sovereign Issues	0	317	0	317
Short-Term Instruments
Repurchase Agreements	0	61,400	0	61,400

$0	$96,109	$600	$96,709
Investments in Affiliates, at Value
Mutual Funds	21,056	0	0	21,056
Short-Term Instruments
Central Funds Used for Cash Management Purposes	30,415	0	0	30,415

$51,471	$0	$0	$51,471

Total Investments	$51,471	$96,109	$600	$148,180

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$334	$9	$0	$343

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(8)	$0	$(8)

Total Financial Derivative Instruments	$334	$1	$0	$335

Totals	$51,805	$96,110	$600	$148,515

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$14,280	$687	$0	$0	$498	$15,465	$688	$0
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0	5,590	0	0	1	5,591	0	0
PIMCO Short-Term Floating NAV Portfolio III	28,064	99,456	(97,100)	(6)	1	30,415	960	0
Totals	$42,344	$105,733	$(97,100)	$(6)	$500	$51,471	$1,648	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	BRC	Barclays Bank PLC	SOG	Societe Generale Paris
BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
CAD	Canadian Dollar	TRY	Turkish New Lira	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor's 500 Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	MSCI	Morgan Stanley Capital International	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.9% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.1%
UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$115
7.750% due 03/01/2029 •		100	131

			246

INDUSTRIALS 0.4%
Beignet 6.850% due 06/01/2049 «(a)		$2,000	2,000

Total Corporate Bonds & Notes (Cost $2,209)			2,246

U.S. GOVERNMENT AGENCIES 18.0%
Federal Home Loan Mortgage Corp.
6.195% due 09/01/2036 •		10	10
6.417% due 07/01/2036 •		30	31
6.430% due 01/01/2034 •		1	1
6.460% due 10/01/2036 •		11	11
Federal Home Loan Mortgage Corp. REMICS
4.810% due 07/15/2044 •		100	98
5.296% due 11/25/2054 •		1,730	1,733
5.306% due 04/25/2055 •		1,564	1,567
5.356% due 02/25/2055 •		1,620	1,624
5.506% due 03/25/2055 •		915	919
5.556% due 02/25/2055 •		1,608	1,617
Federal Home Loan Mortgage Corp. STRIPS 4.937% due 09/15/2042 •		206	203
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 02/25/2045 •		16	16
Federal National Mortgage Association
5.421% due 10/01/2044 •		1	1
6.090% due 01/01/2036 •		8	8
6.405% due 11/01/2035 •		3	3
6.526% due 11/01/2034 •		3	4
6.529% due 07/01/2035 •		3	3
Federal National Mortgage Association REMICS
5.306% due 03/25/2055 •		1,727	1,734
5.386% due 06/25/2055 •		1,843	1,855
5.556% due 12/25/2053 - 07/25/2055 •		2,737	2,751
6.373% due 05/25/2035 ~		4	4
Federal National Mortgage Association Trust 4.821% due 05/25/2042 •		1	1
Government National Mortgage Association 3.500% due 12/20/2052 - 10/20/2054		10,914	9,969
Government National Mortgage Association REMICS
4.920% due 10/01/2055 «		4,100	4,100
4.927% due 08/20/2068 •		285	286
5.539% due 06/20/2055 •		3,959	3,974
5.592% due 04/20/2067 •		124	126
U.S. Small Business Administration 5.510% due 11/01/2027		17	18
Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055		24,900	24,147
5.500% due 11/01/2055		3,300	3,325
6.000% due 11/01/2055		9,500	9,704
6.500% due 11/01/2055		2,900	2,999

Total U.S. Government Agencies (Cost $72,694)			72,842

U.S. TREASURY OBLIGATIONS 103.9%
U.S. Treasury Inflation Protected Securities(d)
0.625% due 02/15/2043 (g)(k)		211	160
1.000% due 02/15/2046		2,863	2,210
1.375% due 02/15/2044		139	119
1.750% due 01/15/2028		9,519	9,678
2.125% due 02/15/2040 (g)(k)		344	347
2.125% due 02/15/2054 (k)		105	97
2.500% due 01/15/2029		2,467	2,579
3.875% due 04/15/2029		147	161
3.875% due 04/15/2029 (k)		741	810

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

0.125% due 07/15/2026 (g)		40,591	40,452
0.125% due 10/15/2026		6,774	6,737
0.125% due 04/15/2027 (i)		21,738	21,441
0.125% due 01/15/2030		20,214	19,305
0.125% due 07/15/2030 (k)		10,055	9,563
0.250% due 07/15/2029		18,185	17,646
0.375% due 01/15/2027		25,823	25,628
0.375% due 07/15/2027		16,877	16,765
0.500% due 01/15/2028 (g)		26,489	26,187
0.625% due 07/15/2032 (k)		111	105
0.750% due 07/15/2028		5,765	5,740
0.875% due 01/15/2029		18,934	18,794
1.250% due 04/15/2028 (g)		32,309	32,438
1.375% due 07/15/2033		2,340	2,305
1.625% due 10/15/2027 (g)		26,989	27,428
1.625% due 10/15/2029 (g)		31,928	32,569
1.625% due 04/15/2030 (g)		30,545	31,023
1.750% due 01/15/2034		2,312	2,324
1.875% due 07/15/2034 (g)		5,250	5,329
1.875% due 07/15/2035 (g)		1,006	1,014
2.125% due 04/15/2029 (g)		28,720	29,652
2.125% due 01/15/2035 (g)		2,457	2,530
2.375% due 10/15/2028 (g)		29,003	30,216

Total U.S. Treasury Obligations (Cost $416,069)			421,352

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Alliance Bancorp Trust 4.752% due 07/25/2037 •		103	91
Banc of America Mortgage Trust
5.333% due 06/25/2035 ~		8	8
5.533% due 11/25/2035 ~		5	4
Bear Stearns ARM Trust
4.225% due 07/25/2036 ~		14	12
4.807% due 03/25/2035 ~		18	16
6.841% due 01/25/2035 ~		25	26
CHL Mortgage Pass-Through Trust 4.747% due 10/20/2035 ~		609	576
Citigroup Mortgage Loan Trust, Inc. 4.487% due 09/25/2037 ~		81	75
Countrywide Alternative Loan Trust
4.445% due 12/20/2046 •		461	406
4.512% due 06/25/2036 •		252	238
5.000% due 07/25/2035		35	19
6.000% due 02/25/2037		116	44
CSMC Trust
4.422% due 09/29/2036 •		22	22
4.886% due 10/26/2036 ~		23	21
Eurosail-U.K. PLC 5.055% due 06/13/2045 •	GBP	48	64
First Horizon Alternative Mortgage Securities Trust
5.856% due 06/25/2034 ~		$2	2
6.000% due 02/25/2037		37	13
GreenPoint Mortgage Funding Trust
4.632% due 09/25/2046 •		58	54
4.812% due 11/25/2045 •		3	3
GSR Mortgage Loan Trust 6.625% due 01/25/2035 ~		4	4
HarborView Mortgage Loan Trust 4.728% due 03/19/2036 •		15	14
IndyMac INDA Mortgage Loan Trust 5.062% due 11/25/2035 ~		3	3
JP Morgan Mortgage Trust
5.583% due 02/25/2035 ~		10	9
5.913% due 07/25/2035 ~		3	3
6.037% due 08/25/2035 ~		9	8
MASTR Adjustable Rate Mortgages Trust 5.578% due 11/21/2034 ~		4	4
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.005% due 09/15/2030 •		6	5
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		377	365
RALI Trust
5.139% due 10/25/2037 ~		18	15
5.513% due 09/25/2045 •		35	30
Residential Asset Securitization Trust 4.672% due 05/25/2035 •		47	28
Sequoia Mortgage Trust 4.650% due 07/20/2036 •		35	30
Structured Adjustable Rate Mortgage Loan Trust
5.553% due 01/25/2035 •		4	4
6.336% due 02/25/2034 ~		2	2
Structured Asset Mortgage Investments II Trust
4.692% due 04/25/2036 •		2	2

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.908% due 10/19/2034 •	3	3
WaMu Mortgage Pass-Through Certificates Trust
4.923% due 05/25/2047 •	78	69
5.051% due 12/25/2035 ~	22	20
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.500% due 08/25/2035	9	8

Total Non-Agency Mortgage-Backed Securities (Cost $2,391)		2,320

ASSET-BACKED SECURITIES 7.4%
CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.822% due 01/15/2037 •	594	595
LoanCore Issuer Ltd. 5.931% due 01/17/2037 •	374	375
MF1 LLC 6.284% due 06/19/2037 •	601	601
TRTX Issuer Ltd. 5.793% due 02/15/2039 •	326	327

		1,898

HOME EQUITY OTHER 0.9%
ABFC Trust 4.552% due 10/25/2036 •	547	509
Argent Mortgage Loan Trust 4.752% due 05/25/2035 •	47	43
Argent Securities Trust
4.572% due 07/25/2036 •	200	181
4.592% due 05/25/2036 •	538	129
CIT Mortgage Loan Trust 6.522% due 10/25/2037 •	409	414
Citigroup Mortgage Loan Trust, Inc. 4.732% due 12/25/2036 •	33	22
Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	69	68
5.472% due 10/25/2035 •	5	5
Countrywide Asset-Backed Certificates Trust
4.462% due 11/25/2037 •	349	334
5.012% due 08/25/2047 •	73	72
Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •	7	5
4.492% due 07/25/2037 •	31	21
Ellington Loan Acquisition Trust 5.372% due 05/25/2037 •	13	12
Fremont Home Loan Trust 4.542% due 10/25/2036 •	71	65
GSAA Trust 6.720% due 03/25/2046 þ	35	18
GSAMP Trust
4.342% due 12/25/2036 •	40	20
5.247% due 03/25/2035 •	61	58
Home Equity Asset Trust 4.947% due 02/25/2036 •	165	162
JP Morgan Mortgage Acquisition Trust 4.482% due 10/25/2036 •	7	7
Long Beach Mortgage Loan Trust 4.512% due 08/25/2036 •	451	180
MASTR Asset-Backed Securities Trust 4.572% due 10/25/2036 •	158	52
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~	40	22
6.410% due 11/25/2036 þ	659	143
New Century Home Equity Loan Trust 5.037% due 02/25/2035 •	62	60
Renaissance Home Equity Loan Trust 5.372% due 09/25/2037 •	871	351
Residential Asset Securities Corporation Trust
4.732% due 06/25/2036 •	120	119
4.767% due 04/25/2036 •	18	18
Saxon Asset Securities Trust 4.582% due 09/25/2037 •	65	63
Securitized Asset-Backed Receivables LLC Trust
4.572% due 07/25/2036 •	260	103
4.592% due 07/25/2036 •	126	42

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

Soundview Home Loan Trust 4.472% due 06/25/2037 •		494	340

			3,638

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust, Inc. 4.767% due 10/25/2036 •		400	394
IndyMac INDB Mortgage Loan Trust 4.412% due 07/25/2036 •		211	66
Lehman XS Trust
4.379% due 06/25/2036 þ		70	69
4.592% due 05/25/2036 •		60	53
6.572% due 12/25/2037 •		274	274
Securitized Asset-Backed Receivables LLC Trust
4.712% due 10/25/2036 •		3,625	1,211
4.772% due 05/25/2036 •		407	220

			2,287

OTHER ABS 5.4%
Arbour CLO VI DAC 3.186% due 11/15/2037 •	EUR	1,000	1,177
Atlas Senior Loan Fund XIII 5.674% due 04/22/2031 •		$81	81
Barings CLO Ltd. 5.577% due 01/20/2031 •		94	94
BlackRock European CLO VII DAC 2.646% due 10/15/2031 •	EUR	265	311
Carlyle Euro CLO DAC 2.726% due 01/15/2031 •		339	398
Carlyle Global Market Strategies Euro CLO Ltd. 2.786% due 11/15/2031 •		285	335
CarVal CLO III Ltd. 5.315% due 07/20/2032 •		$1,924	1,926
CIFC European Funding CLO III DAC 3.076% due 01/15/2034 •	EUR	1,000	1,175
CVC Cordatus Loan Fund VII DAC 2.644% due 09/15/2031 •		227	266
CVC Cordatus Loan Fund XI DAC 2.676% due 10/15/2031 •		385	452
Dryden 52 Euro CLO DAC 2.896% due 05/15/2034 •		254	298
Dryden 69 Euro CLO DAC 3.001% due 10/18/2034 •		1,900	2,230
Dryden XXVI Senior Loan Fund 5.479% due 04/15/2029 •		$69	69
Elevation CLO Ltd. 5.448% due 07/25/2034 •		500	501
Elmwood CLO 15 Ltd. 5.408% due 04/22/2035 •		1,500	1,506
Euro-Galaxy III CLO DAC 2.564% due 04/24/2034 •	EUR	498	584
LCM 26 Ltd. 5.657% due 01/20/2031 •		$2	2
LCM 29 Ltd. 5.649% due 04/15/2031 •		268	268
LCM XVII LP 5.709% due 10/15/2031 •		124	124
Madison Park Euro Funding XIII DAC 2.776% due 01/15/2032 •	EUR	691	811
Madison Park Funding XLIX Ltd. 5.375% due 10/19/2034 •		$1,600	1,603
Madison Park Funding XXIII Ltd. 5.545% due 07/27/2031 •		542	543
Oak Hill European Credit Partners VII DAC 2.764% due 10/20/2031 •	EUR	107	125
OCP Euro CLO DAC 3.300% due 10/20/2039 •		600	707
Palmer Square European Loan Funding DAC 2.746% due 10/15/2031 •		157	184
Romark CLO - IV Ltd. 0.000% due 07/10/2034 •(a)		$2,000	2,000
SLM Student Loan Trust 5.152% due 10/25/2064 •		202	202
St. Paul's CLO II DAC 2.919% due 10/25/2035 •	EUR	500	587
Steele Creek CLO Ltd. 5.589% due 04/15/2031 •		$362	362
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	500	586
Venture 36 CLO Ltd. 5.717% due 04/20/2032 •		$420	421

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

Venture XXIX CLO Ltd. 5.463% due 09/07/2030 •		55	55
Verdelite Static CLO Ltd. 5.455% due 07/20/2032 •		1,584	1,586
Voya CLO Ltd. 5.559% due 06/07/2030 •		43	43
Voya Euro CLO II DAC 2.986% due 07/15/2035 •	EUR	400	470

			22,082

Total Asset-Backed Securities (Cost $30,736)			29,905

SOVEREIGN ISSUES 6.5%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	47,100	8,267
Canada Government Real Return Bonds 4.250% due 12/01/2026 (d)	CAD	1,126	844
French Republic Government Bonds OAT
0.100% due 03/01/2026 (d)	EUR	2,811	3,288
0.100% due 07/25/2031 (d)		3,183	3,543
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		745	851
1.800% due 05/15/2036 (d)		311	363
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (d)	JPY	382,640	2,631
0.100% due 03/10/2029 (d)		963,482	6,652
Mexico Udibonos 4.000% due 08/24/2034 (d)	MXN	145	8

Total Sovereign Issues (Cost $27,767)			26,447

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		230,000	233

Total Preferred Securities (Cost $230)			233

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 48.9%
REPURCHASE AGREEMENTS (f) 48.3%			195,700

U.S. TREASURY BILLS 0.6%
4.062% due 10/21/2025 - 01/13/2026 (b)(c)		$2,429	2,410

Total Short-Term Instruments (Cost $198,110)			198,110

Total Investments in Securities (Cost $750,206)			753,455

		SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		499,895	4,868

Total Short-Term Instruments (Cost $4,868)			4,868

Total Investments in Affiliates (Cost $4,868)			4,868

Total Investments 187.1% (Cost $755,074)			$758,323
Financial Derivative Instruments(h)(j)(0.0)%(Cost or Premiums, net $1,344)			(144)
Other Assets and Liabilities, net (87.1)%			(352,775)

Net Assets 100.0%			$405,404

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.290%	09/30/2025	10/01/2025	$47,500	U.S. Treasury Notes 1.250% - 1.500% due 12/31/2026 - 01/31/2027	$(48,466)	$47,500	$47,506
4.450	09/30/2025	10/01/2025	50,000	U.S. Treasury Notes 4.000% due 07/31/2032	(50,955)	50,000	50,006
SAL	4.180	10/01/2025	10/02/2025	89,900	U.S. Treasury Notes 2.750% due 04/30/2027	(91,770)	89,900	89,900
4.210	10/01/2025	10/02/2025	100	U.S. Treasury Notes 4.625% due 06/15/2027	(102)	100	100
4.230	09/30/2025	10/01/2025	8,200	U.S. Treasury Notes 4.625% due 03/15/2026	(8,371)	8,200	8,201

Total Repurchase Agreements	$(199,664)	$195,700	$195,713

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.250%	09/24/2025	10/01/2025	$(1,022)	$(1,022)
4.270	09/23/2025	10/20/2025	(1,687)	(1,688)
4.280	10/01/2025	10/06/2025	(10,057)	(10,057)
4.360	09/24/2025	10/01/2025	(185,437)	(185,595)
4.400	10/01/2025	10/02/2025	(172,052)	(172,052)
BPS	4.260	09/18/2025	10/16/2025	(747)	(748)
TDM	4.270	09/22/2025	10/20/2025	(12,869)	(12,883)

Total Sale-Buyback Transactions	$(384,045)

(g)	Securities with an aggregate market value of $381,206 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(190,052) at a weighted average interest rate of 4.390%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(61) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Oil December 2025 Futures	$55.000	11/17/2025	9	$9	$9	$6
Put - NYMEX Crude Oil June 2026 Futures	58.000	05/14/2026	21	21	94	92

$103	$98

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

FUTURE STYLED COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME California Carbon Allowances December 2025 Futures	$40.000	12/15/2025	13	$13	$5	$2

Total Purchased Options	$108	$100

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude Oil December 2025 Futures	$72.000	11/17/2025	9	$9	$(6)	$(4)
Call - NYMEX Crude Oil June 2026 Futures	66.000	05/14/2026	21	21	(84)	(78)

Total Written Options	$(90)	$(82)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee March Futures	03/2026	2	$269	$6	$3	$0
Brent Crude April Futures	02/2026	26	1,692	(36)	0	(26)
Brent Crude December Futures	10/2026	17	1,102	20	0	(13)
Brent Crude June Futures	04/2026	19	1,235	(20)	0	(18)
Brent Crude March Futures	01/2026	4	261	(6)	0	(4)
California Carbon Allowance December Futures	12/2025	82	2,549	324	9	0
California Carbon Allowance Vintage December Futures	12/2026	332	10,893	369	36	0
Carbon Emissions December Futures	12/2025	8	711	13	8	(10)
Cocoa December Futures	12/2025	4	270	(28)	0	(10)
Copper December Futures	12/2025	4	486	(81)	0	(4)
Euro-BTP Future December Futures	12/2025	50	7,035	64	22	0
Euro-Bund December Futures	12/2025	2	302	2	1	0
Euro-Schatz December Futures	12/2025	183	22,985	(22)	4	0
Gas Oil February Futures	02/2026	10	659	(20)	0	(5)
Gas Oil March Futures	03/2026	3	196	1	0	(1)
Gold 100 oz. December Futures	12/2025	3	1,162	30	5	0
Hard Red Winter Wheat December Futures	12/2025	44	1,095	(85)	0	(23)
Henry Hub Natural Gas April Futures	03/2031	1	7	(1)	0	0
Henry Hub Natural Gas August Futures	07/2031	1	8	0	0	0
Henry Hub Natural Gas December Futures	11/2031	1	10	1	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	2	0	0
Henry Hub Natural Gas January Futures	12/2030	1	11	2	0	0
Henry Hub Natural Gas July Futures	06/2031	1	8	0	0	0
Henry Hub Natural Gas June Futures	05/2031	1	8	(1)	0	0
Henry Hub Natural Gas March Futures	02/2031	1	9	0	0	0
Henry Hub Natural Gas May Futures	04/2031	1	8	(1)	0	0
Henry Hub Natural Gas November Futures	10/2031	1	9	0	0	0
Henry Hub Natural Gas October Futures	09/2031	1	8	0	0	0
Henry Hub Natural Gas September Futures	08/2031	1	8	0	0	0
Iron Ore January Futures	01/2026	103	1,040	(18)	5	0
Iron Ore November Futures	11/2025	35	363	(1)	2	0
Iron Ore October Futures	10/2025	4	41	0	0	0
Live Cattle December Futures	12/2025	10	939	9	4	0
LME Nickel January Futures	01/2026	4	367	(2)	1	(2)
LME Zinc January Futures	01/2026	3	222	4	4	(1)
LME Zinc November Futures	11/2025	1	74	4	4	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	1	12	0	0	0
Mont Belvieu Ethane (OPIS) January Futures	01/2026	1	11	0	0	0
Natural Gas April Futures	03/2027	6	209	7	0	0
Natural Gas December Futures	11/2025	56	2,173	(449)	0	(2)
Natural Gas November Futures	10/2025	11	363	4	3	0
New York Harbor March Futures	02/2026	3	283	(2)	0	(3)
Palladium December Futures	12/2025	1	129	9	0	0
Platinum January Futures	01/2026	3	241	27	1	(3)
RBOB Gasoline December Futures	11/2025	3	236	1	1	0
Soybean January Futures	01/2026	22	1,122	(34)	0	(11)
Soybean Meal January Futures	01/2026	73	2,029	(55)	0	(13)
U.S. Treasury 5-Year Note December Futures	12/2025	249	27,190	29	10	0
U.S. Treasury 10-Year Note December Futures	12/2025	19	2,138	(10)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	146	17,529	301	0	(82)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	32	3,683	(9)	0	(2)
Wheat July Futures	07/2026	4	110	(2)	0	(2)
WTI Crude April Futures	03/2026	12	735	(49)	0	(12)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

WTI Crude December Futures	11/2025	3	186	(4)	0	(3)
WTI Crude December Futures	11/2026	13	793	(56)	0	(10)
WTI Crude June Futures	05/2026	4	245	(1)	0	(1)
WTI Crude March Futures	02/2026	9	552	(9)	0	(5)
WTI Crude May Futures	04/2026	8	490	(4)	0	(8)

$223	$123	$(274)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures	12/2025	2	$(281)	$(71)	$0	$(2)
Brent Crude August Futures	06/2026	8	(519)	8	7	0
Brent Crude December Futures	10/2025	12	(792)	17	13	0
Brent Crude December Futures	10/2027	16	(1,048)	(10)	8	0
Brent Crude February Futures	12/2025	3	(196)	6	3	0
Brent Crude July Futures	05/2026	7	(455)	7	6	0
Brent Crude October Futures	08/2026	3	(194)	5	3	0
Corn December Futures	12/2025	87	(1,807)	9	26	0
Corn December Futures	12/2026	17	(390)	2	2	0
Corn March Futures	03/2026	19	(410)	1	6	0
Euro-Bobl December Futures	12/2025	2	(277)	0	0	0
Euro-Buxl 30-Year Bond December Futures	12/2025	18	(2,419)	(55)	5	(22)
Euro-Oat December Futures	12/2025	134	(19,091)	(148)	0	(46)
Gas Oil December Futures	12/2025	8	(539)	(22)	4	0
Gas Oil May Futures	05/2026	5	(321)	9	2	0
Gas Oil November Futures	11/2025	5	(344)	14	3	0
Hard Red Winter Wheat March Futures	03/2026	18	(467)	33	9	0
Hard Red Winter Wheat May Futures	05/2026	2	(53)	2	1	0
Henry Hub Natural Gas February Futures	01/2026	1	(10)	2	0	0
Henry Hub Natural Gas January Futures	12/2025	1	(10)	2	0	0
Lean Hogs December Futures	12/2025	20	(710)	(36)	13	0
LME Aluminum January Futures	01/2026	3	(201)	(2)	1	(3)
LME Lead January Futures	01/2026	2	(100)	0	0	0
Natural Gas December Futures	11/2025	15	(418)	17	15	0
Natural Gas December Futures	11/2025	10	(348)	17	19	0
Natural Gas January Futures	12/2025	75	(3,133)	560	10	0
Natural Gas January Futures	12/2026	6	(287)	5	1	0
Natural Gas March Futures	02/2026	5	(181)	(2)	1	0
New York Harbor December Futures	11/2025	3	(290)	(1)	0	(1)
Silver December Futures	12/2025	5	(1,166)	(46)	9	0
SNG KEROS vs. SNG GA February Futures	02/2026	1	1	0	0	0
SNG KEROS vs. SNG GA January Futures	01/2026	1	0	0	0	0
SNG KEROS vs. SNG GA March Futures	03/2026	1	1	0	0	0
SNG KEROS vs. SNG GA November Futures	11/2025	1	1	0	0	0
Soybean March Futures	03/2026	3	(155)	0	0	0
Soybean Meal March Futures	03/2026	14	(399)	19	2	0
Soybean November Futures	11/2026	1	(53)	0	1	0
Soybean Oil January Futures	01/2026	6	(179)	7	1	0
Sugar No. 11 March Futures	02/2026	21	(390)	19	0	(4)
U.S. Treasury 2-Year Note December Futures	12/2025	274	(57,101)	(80)	0	(25)
U.S. Treasury Long-Term Bond December Futures	12/2025	216	(25,184)	(469)	54	0
Wheat December Futures	12/2025	45	(1,143)	87	26	0
Wheat March Futures	03/2026	10	(264)	11	5	0
WTI Crude August Futures	07/2026	6	(367)	22	5	0
WTI Crude December Futures	11/2025	9	(558)	11	6	0
WTI Crude December Futures	11/2026	1	(61)	(2)	1	0
WTI Crude December Futures	11/2027	15	(924)	(14)	7	0
WTI Crude February Futures	01/2026	10	(615)	5	10	0
WTI Crude January Futures	12/2025	4	(247)	2	4	0
WTI Crude July Futures	06/2026	6	(367)	8	5	0
WTI Crude June Futures	05/2026	2	(122)	1	2	0
WTI Crude November Futures	10/2025	6	(374)	13	7	0
WTI Crude October Futures	09/2026	8	(488)	9	6	0
WTI Crude September Futures	08/2026	4	(244)	3	3	0

$(25)	$312	$(103)

Total Futures Contracts	$198	$435	$(377)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	16,600	$(86)	$(10)	$(96)	$23	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	5	13	18	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	(26)	90	64	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		309,000	27	68	95	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$5,220	(9)	14	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,500	(104)	49	(55)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		1,590	(108)	53	(55)	1	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		6,700	(1)	9	8	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		12,800	(99)	101	2	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		700	(1)	(10)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,550	69	(25)	44	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	161	606	5	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		8,658	(218)	(9)	(227)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,400	350	120	470	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	506	798	1,304	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	122	183	7	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	11,300	0	8	8	0	(3)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		21,100	4	26	30	71	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	127	553	0	(4)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	133	582	0	(4)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	253	1,103	0	(8)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,450	(37)	(8)	(45)	0	(19)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	(1)	22	0	(2)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		100	1	0	1	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,200	0	10	10	0	(3)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		130	(28)	0	(28)	1	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		140	(1)	(4)	(5)	0	(1)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,500	(1)	(45)	(46)	0	(13)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,200	(2)	(11)	(13)	0	(5)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		80	(3)	4	1	1	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	8	(15)	1	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	19	10	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	64	36	5	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	18	10	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	21	2	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	58	80	5	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	46	47	93	4	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	34	31	65	3	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		300	32	24	56	2	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	15	31	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	30	70	3	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		$3,100	0	(13)	(13)	0	(1)
Pay	CPURNSA	2.820	Maturity	02/05/2026		1,800	0	(6)	(6)	0	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		2,000	0	(6)	(6)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		2,000	0	(2)	(2)	0	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		400	0	1	1	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	10	3	13	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		1,900	0	1	1	0	0
Pay	CPURNSA	0.000	Maturity	08/01/2026		2,700	0	3	3	1	0
Pay	CPURNSA	0.000	Maturity	08/27/2026		2,600	0	5	5	1	0
Pay	CPURNSA	2.101	Maturity	07/20/2027		1,800	(215)	(57)	(272)	1	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(42)	(200)	1	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(61)	(284)	1	0
Receive	CPURNSA	1.793	Maturity	08/24/2027		600	89	20	109	0	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		300	44	10	54	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	10	52	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(20)	(94)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(19)	(89)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(44)	(207)	1	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(59)	(243)	2	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		630	(55)	(18)	(73)	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	CPURNSA	2.360	Maturity	05/09/2028	950	(83)	(27)	(110)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028	960	(83)	(28)	(111)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	1,800	(158)	(51)	(209)	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	1,100	68	28	96	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	500	27	12	39	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	1,100	(127)	(32)	(159)	0	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	400	(54)	(12)	(66)	0	0
Pay	CPURNSA	1.997	Maturity	07/25/2029	2,800	(359)	(82)	(441)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	8,300	896	210	1,106	3	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	390	(47)	32	(15)	2	0
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP	1,500	0	(2)	(2)	0	(2)
Pay	UKRPI	3.500	Maturity	08/15/2034	1,600	9	21	30	6	0
Pay	UKRPI	3.466	Maturity	09/15/2034	700	0	10	10	2	0

Total Swap Agreements	$1,727	$2,156	$3,883	$210	$(76)

(i)

Securities with an aggregate market value of $2,432 and cash of $3,005 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Unsettled variation margin asset of $25 and liability of $(38) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	15,270	$17,810	$0	$(118)
10/2025	$4,170	CAD	5,802	0	(1)
11/2025	CAD	5,792	$4,170	1	0
BOA	10/2025	JPY	2,171	15	0	0
10/2025	$263	EUR	225	1	0
10/2025	150	ILS	505	2	0
10/2025	332	INR	29,331	0	(2)
10/2025	126	JPY	18,900	2	0
10/2025	181	KRW	250,072	0	(2)
10/2025	194	NZD	336	1	0
10/2025	50	PLN	180	0	(1)
11/2025	JPY	18,835	$126	0	(2)
11/2025	NZD	336	194	0	(1)
11/2025	$60	ILS	199	1	0
BPS	10/2025	BRL	10,600	$1,768	0	(223)
10/2025	CNH	4,616	648	0	0
10/2025	IDR	14,683,615	888	9	(1)
10/2025	INR	21,314	242	2	0
10/2025	TWD	48,695	1,619	21	(1)
10/2025	$1,959	BRL	10,600	33	(1)
10/2025	1,102	IDR	18,191,567	0	(11)
10/2025	147	JPY	21,897	1	0
10/2025	907	KRW	1,253,208	0	(14)
10/2025	386	PLN	1,404	1	0
11/2025	IDR	2,506,705	$150	0	0
11/2025	INR	15,132	170	0	0
11/2025	JPY	21,820	147	0	(1)
11/2025	KRW	140,182	100	0	0
11/2025	$37	BRL	200	0	0
11/2025	180	ILS	605	3	0
12/2025	TWD	4,266	$142	1	0
12/2025	$230	IDR	3,873,380	2	0
04/2026	BRL	4,800	$840	0	(23)
BRC	10/2025	CHF	1,000	1,253	0	(3)
10/2025	GBP	245	331	1	0
10/2025	$1,343	CHF	1,077	10	0
10/2025	2	NOK	19	0	0
10/2025	516	PLN	1,885	3	0
10/2025	585	ZAR	10,315	12	0
11/2025	NOK	19	$2	0	0
11/2025	$1,253	CHF	996	3	0
11/2025	331	GBP	245	0	(1)
11/2025	ZAR	1,797	$102	0	(2)
BSH	10/2025	BRL	8,300	1,561	1	0
10/2025	$1,526	BRL	8,300	33	0
10/2025	57	NZD	99	0	0
11/2025	NZD	99	$57	0	0
04/2026	BRL	8,900	1,567	0	(34)
CBK	10/2025	AUD	216	141	0	(2)
10/2025	CNH	1,875	264	1	0
10/2025	IDR	9,119,174	551	6	(1)
10/2025	INR	28,966	326	0	0
10/2025	NOK	148	15	0	0
10/2025	SGD	1,647	1,283	6	0
10/2025	THB	2,556	79	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

	10/2025	TWD	59,851		2,020	53	0
	10/2025		$546	EUR	462	0	(3)
	10/2025		328	IDR	5,392,164	0	(5)
	10/2025		1,412	INR	124,040	0	(17)
	10/2025		187	NOK	1,870	0	0
	10/2025		384	SEK	3,645	3	0
	10/2025		697	TWD	21,211	1	(1)
	10/2025	ZAR	4,645		$268	0	(1)
	11/2025	NOK	1,869		187	0	0
	11/2025		$91	ILS	307	1	0
	11/2025		326	INR	29,023	0	0
	12/2025	TWD	13,787		$456	1	0
	12/2025		$4,036	BRL	22,664	162	0
	12/2025		238	IDR	4,000,227	1	0
	01/2026	TWD	7,269		$241	0	0
DUB	10/2025	CNH	9,892		1,391	3	0
	10/2025	IDR	5,256,082		321	6	0
	10/2025	INR	47,021		529	1	0
	10/2025	KRW	339,655		245	3	0
	10/2025		$377	ILS	1,287	12	0
	10/2025		679	INR	60,039	0	(4)
	11/2025	ILS	1,287		$377	0	(12)
	11/2025	INR	3,538		40	0	0
	11/2025		$529	INR	47,115	0	0
	11/2025	ZAR	2,043		$116	0	(2)
FAR	10/2025	AUD	4,355		2,825	0	(57)
	10/2025	CHF	179		225	0	0
	10/2025	CNH	4,313		607	2	0
	10/2025	JPY	862,521		5,867	35	0
	10/2025		$3,125	AUD	4,787	42	0
	10/2025		1,341	INR	118,255	0	(11)
	10/2025		797	PLN	2,911	4	0
	10/2025		4,793	SGD	6,173	0	(8)
	11/2025	AUD	4,787		$3,127	0	(42)
	11/2025	SGD	6,158		4,793	7	0
	11/2025		$225	CHF	179	0	0
	12/2025	MXN	1,509		$79	0	(2)
	12/2025		$742	MXN	14,063	20	0
GLM	10/2025	BRL	18,800		$3,086	0	(446)
	10/2025	CHF	29		37	0	0
	10/2025	CNH	340		48	0	0
	10/2025	IDR	3,924,585		235	0	0
	10/2025	SGD	355		277	1	0
	10/2025		$3,469	BRL	18,800	64	(1)
	10/2025		329	IDR	5,441,283	0	(3)
	10/2025		384	INR	33,699	0	(5)
	11/2025		30	ILS	101	0	0
	12/2025	MXN	374		$20	0	(1)
	12/2025		$230	IDR	3,841,102	0	0
	04/2026	BRL	24,000		$4,192	0	(126)
IND	10/2025	AUD	216		141	0	(2)
JPM	10/2025	BRL	104		19	0	0
	10/2025	CAD	5,795		4,193	29	0
	10/2025	EUR	827		967	0	(4)
	10/2025	IDR	10,480,521		628	0	0
	10/2025	KRW	587,874		424	5	0
	10/2025	SGD	304		237	1	0
	10/2025		$20	BRL	104	0	0
	10/2025		981	IDR	16,303,500	0	(4)
	10/2025		160	ILS	536	2	0
	10/2025		340	PLN	1,249	4	0
	10/2025		78	TWD	2,364	0	0
	10/2025		131	ZAR	2,326	3	0
	11/2025	ZAR	1,927		$109	0	(2)
	04/2026	BRL	9,400		1,586	0	(105)
MBC	10/2025	CHF	32		40	0	0
	10/2025	CNH	5,034		708	2	0
	10/2025	EUR	143		170	2	0
	10/2025	GBP	355		478	1	0
	10/2025	IDR	520,299		32	0	0
	10/2025	JPY	1,544		11	0	0
	10/2025	KRW	1,466,651		1,052	7	0
	10/2025	SEK	3,957		413	0	(8)
	10/2025	SGD	3,869		3,019	20	0
	10/2025	THB	6,032		187	1	0
	10/2025		$208	CHF	164	0	(2)
	10/2025		529	CNH	3,768	0	0
	10/2025		73	JPY	10,852	0	0
	10/2025		716	KRW	999,430	0	(4)
	10/2025		2	NOK	19	0	0
	10/2025		130	THB	4,209	0	0
	11/2025	CNH	3,760		$529	0	0
	11/2025	EUR	116		137	0	0
	11/2025	JPY	18,553		125	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

11/2025	NOK	19	2	0	0
11/2025	$478	GBP	355	0	(1)
11/2025	208	INR	18,527	0	0
12/2025	101	MXN	1,912	3	0
MYI	10/2025	BRL	400	$65	0	(10)
10/2025	CNH	5,082	714	1	0
10/2025	IDR	2,104,798	128	2	0
10/2025	JPY	9,600	65	0	0
10/2025	$75	BRL	400	0	0
10/2025	2,773	JPY	413,994	26	0
10/2025	210	PLN	762	0	(1)
10/2025	397	TWD	11,953	0	(4)
11/2025	JPY	412,562	$2,773	0	(26)
12/2025	TWD	11,875	397	5	0
NGF	10/2025	KRW	778,656	560	5	0
10/2025	$295	IDR	4,887,126	0	(2)
SCX	10/2025	CNH	3,696	$520	1	0
10/2025	IDR	4,738,625	284	0	0
10/2025	INR	33,379	375	0	0
10/2025	JPY	49,153	334	2	0
10/2025	TWD	35,447	1,196	32	0
10/2025	$330	IDR	5,422,046	0	(5)
10/2025	661	INR	58,368	0	(5)
11/2025	JPY	89	$1	0	0
11/2025	$336	INR	29,903	0	0
12/2025	284	IDR	4,750,602	0	0
SOG	10/2025	BRL	1,179	$221	0	(1)
10/2025	JPY	450,092	3,061	17	0
10/2025	NZD	435	253	1	0
10/2025	$222	BRL	1,179	0	0
10/2025	18,291	EUR	15,553	0	(31)
10/2025	6,059	JPY	901,575	38	0
11/2025	EUR	15,553	$18,327	31	0
11/2025	JPY	898,457	6,059	0	(38)
12/2025	$221	BRL	1,195	1	0
SSB	10/2025	975	GBP	723	0	(3)
UAG	10/2025	ILS	2,458	737	0	(5)
10/2025	NOK	1,824	179	0	(4)
10/2025	$38	ILS	129	1	0
10/2025	15	INR	1,362	0	0
10/2025	210	PLN	761	0	0
10/2025	130	THB	4,207	0	0
10/2025	269	ZAR	4,644	0	0
10/2025	ZAR	4,647	$269	0	0
11/2025	ILS	129	38	0	(1)
11/2025	ZAR	1,954	111	0	(2)

Total Forward Foreign Currency Contracts	$822	$(1,462)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(27)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(9)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(6)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,500	(113)	(67)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,500	(113)	(67)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,000	(46)	(36)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,000	(46)	(20)

$(343)	$(205)

Total Written Options	$(398)	$(232)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity		Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	NAPGASFO Index		$13.871	Maturity	10/31/2025	1,000	$0	$3	$3	$0
	Receive	NAPGASFO Index		5.880	Maturity	12/31/2025	3,000	(1)	12	11	0
	Receive	NAPGASFO Index		7.860	Maturity	12/31/2025	3,000	0	6	6	0

								$(1)	$21	$20	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$12	$(1)	$1	$0	$0
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	5	0	0	0	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	3	2	0

								$(2)	$4	$2	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	03/16/2026	$2,220	$0	$(1)	$0	$(1)
	Receive	BCOMF1TC Index	140,482	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	15,807	0	(14)	0	(14)
	Receive	BCOMTR Index	182,433	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	47,562	0	(28)	0	(28)
CBK	Receive	BCOMF1TC Index	421	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	54	0	0	0	0
	Receive	BCOMTR Index	7,319	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	1,908	0	(1)	0	(1)
	Receive	CIXBSTR3 Index	118,366	4.010% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	33,916	0	(13)	0	(13)
CIB	Receive	BCOMTR Index	11,132	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	2,902	0	(2)	0	(2)
GST	Pay	SPGCINP Index	721	(0.070%)	Monthly	01/15/2026	157	0	0	0	0
	Receive	BCOMF1NTC Index	1,176	4.060% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	423	0	(1)	0	(1)
	Receive	BCOMF1TC Index	102,940	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	42,915	0	(39)	0	(39)
	Receive	BCOMTR Index	19,697	3.990% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	5,135	0	(3)	0	(3)
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	04/15/2026	4,827	0	286	286	0
JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	01/30/2026	3,761	0	0	0	0
	Receive	BCOMF1TC Index	21,991	4.010% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	4,795	0	(4)	0	(4)
	Receive	JMABNIC5 Index	61,603	0.000%	Monthly	07/15/2026	11,600	0	0	0	0
MAC	Receive	BCOMTR Index	12,979	3.990% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	3,384	0	(2)	0	(2)
	Receive	PIMCODB Index	200,698	0.000%	Monthly	08/17/2026	41,046	0	281	281	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

MEI	Receive	BCOMTR Index	36	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	9	0	0	0	0
	Receive	BCOMTR2 Index	292,026	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	57,489	0	(12)	0	(12)
MYC	Receive	BCOMTR Index	201,811	3.970% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	52,614	0	(32)	0	(32)
	Receive	BCOMTR1 Index	102,417	4.010% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	77,562	0	(48)	0	(48)
RBC	Receive	RBCAEC0T Index	50,266	3.960% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	4,458	0	(3)	0	(3)
SOG	Receive	BCOMTR Index	10,441	3.960% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	2,722	0	(2)	0	(2)

								$0	$362	$567	$(205)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.330%	Maturity	10/09/2025	$35,000	$0	$(133)	$0	$(133)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(6)		4.203%	Maturity	10/22/2025	$10,168	$0	$126	$126	$0
	Pay	GOLDLNPM Index(6)		6.325	Maturity	04/10/2026	4,453	0	154	154	0

								$0	$280	$280	$0

Total Swap Agreements								$(3)	$534	$869	$(338)

(k)

Securities with an aggregate market value of $611 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)							Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$246	$0	$246
Industrials	0	0	2,000	2,000
U.S. Government Agencies	0	68,742	4,100	72,842
U.S. Treasury Obligations	0	421,352	0	421,352
Non-Agency Mortgage-Backed Securities	0	2,320	0	2,320
Asset-Backed Securities
CMBS Other	0	1,898	0	1,898
Home Equity Other	0	3,638	0	3,638
Whole Loan Collateral	0	2,287	0	2,287
Other ABS	0	22,082	0	22,082
Sovereign Issues	0	26,447	0	26,447
Preferred Securities
Banking & Finance	0	233	0	233
Short-Term Instruments
Repurchase Agreements	0	195,700	0	195,700
U.S. Treasury Bills	0	2,410	0	2,410

$0	$747,355	$6,100	$753,455
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,868	$0	$0	$4,868

Total Investments	$4,868	$747,355	$6,100	$758,323

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	471	274	0	745
Over the counter	0	1,691	0	1,691

$471	$1,965	$0	$2,436
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(350)	(185)	0	(535)
Over the counter	0	(2,032)	0	(2,032)

$(350)	$(2,217)	$0	$(2,567)

Total Financial Derivative Instruments	$121	$(252)	$0	$(131)

Totals	$4,989	$747,103	$6,100	$758,192

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,000	$0	$0	$0	$0	$0	$0	$2,000	$0
U.S. Government Agencies	0	4,100	0	0	0	0	0	0	4,100	0

Totals	$0	$6,100	$0	$0	$0	$0	$0	$0	$6,100	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$2,000	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	4,100	Recent Transaction	Purchase Price	100.000	—

Total	$6,100

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 27.7% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could

Notes to Financial Statements (Cont.)

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$189	$353,606	$(348,900)	$(27)	$0	$4,868	$106	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
LME	London Metal Exchange

Index/Spread Abbreviations:
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	OPIS	Oil Price Information Service
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPI	Consumer Price Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMTR	Bloomberg Commodity Index Total Return	CPTFEMU	Eurozone HICP ex-Tobacco Index	RBCAEC0T	Custom Commodity Forward Index
BCOMTR1	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SNG GA	Singapore Gasoil (Platts)
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	SNG KEROS	Singapore Jet Kerosene (Platts)
Bobl	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
Brent	Brent Crude	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	NAPGASFO	Naphtha Fuel Oil Spread

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Oat	Obligations Assimilables du Trésor	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBA	To-Be-Announced
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	WTI	West Texas Intermediate
DAC	Designated Activity Company

Schedule of Investments PIMCO Dynamic Bond Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Charter Communications Operating LLC 6.541% (TSFR3M + 2.250%) due 12/15/2031 ~		$182	$183
LifePoint Health, Inc. 8.068% (TSFR3M + 3.750%) due 05/19/2031 ~		422	422
MI Windows & Doors LLC 6.913% (TSFR1M + 2.750%) due 03/28/2031 ~		99	99
Modena Buyer LLC 8.808% (TSFR3M + 4.500%) due 07/01/2031 ~		99	98
X Corp. 9.500% due 10/26/2029		100	100

Total Loan Participations and Assignments (Cost $899)			902

CORPORATE BONDS & NOTES 16.4%
BANKING & FINANCE 9.2%
Ally Financial, Inc. 6.848% due 01/03/2030 •		100	106
American Assets Trust LP 3.375% due 02/01/2031		200	182
American Honda Finance Corp. 4.985% due 08/13/2027 •		200	201
Athene Global Funding 3.026% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	118
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$18	17
4.950% due 01/15/2028		100	101
4.950% due 10/15/2032		200	198
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	100	129
Barclays PLC
4.375% due 01/12/2026		$300	300
7.437% due 11/02/2033 •		200	230
BGC Group, Inc. 6.150% due 04/02/2030		50	51
Blue Owl Finance LLC 6.250% due 04/18/2034		100	105
BNP Paribas SA
1.904% due 09/30/2028 •		200	191
3.052% due 01/13/2031 •		200	188
BPCE SA 7.003% due 10/19/2034 •		250	279
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	214
Capital One Financial Corp. 6.183% due 01/30/2036 •		100	104
Cooperatieve Rabobank UA 5.500% due 10/05/2026		300	305
F&G Global Funding 5.875% due 01/16/2030		100	104
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	100
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		200	202
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	99
3.691% due 06/05/2028 •		400	397
4.937% due 04/23/2028 •		100	101
ING Groep NV 5.550% due 03/19/2035 •		200	208
Jane Street Group/JSG Finance, Inc. 6.750% due 05/01/2033		100	104
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	197
5.299% due 07/24/2029 •		200	206
JPMorgan Chase Bank NA 5.110% due 12/08/2026		250	253
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	63	74
Lloyds Banking Group PLC 5.462% due 01/05/2028 •		$200	203

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Mitsubishi UFJ Financial Group, Inc. 5.242% due 04/19/2029 •		200	206
Morgan Stanley
5.123% due 02/01/2029 •		200	204
5.230% due 01/15/2031 •		200	207
Nationwide Building Society 4.302% due 03/08/2029 •		500	500
NatWest Group PLC 4.892% due 05/18/2029 •		200	203
Santander U.K. Group Holdings PLC 4.320% due 09/22/2029 •		200	200
Sumitomo Mitsui Financial Group, Inc. 5.454% due 01/15/2032		200	209
UBS Group AG
6.327% due 12/22/2027 •		250	256
7.750% due 03/01/2029 •	EUR	200	262
VICI Properties LP 4.950% due 02/15/2030		$200	202
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	115
3.584% due 05/22/2028 •		$200	198
Wells Fargo Bank NA 5.254% due 12/11/2026		200	203

			8,232

INDUSTRIALS 5.8%
AbbVie, Inc. 4.950% due 03/15/2031		200	207
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		182	183
American Airlines Pass-Through Trust 3.000% due 04/15/2030		239	230
Ashtead Capital, Inc. 5.950% due 10/15/2033		200	211
Beignet 6.850% due 06/01/2049 «(b)		900	900
Boeing Co. 6.298% due 05/01/2029		100	106
Broadcom, Inc. 5.050% due 04/15/2030		200	207
Coty, Inc. 5.000% due 04/15/2026		74	74
Flora Food Management BV 6.875% due 07/02/2029	EUR	100	118
Flutter Treasury DAC 6.125% due 06/04/2031	GBP	100	136
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$100	104
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		100	96
Hyundai Capital America 4.900% due 06/23/2028		200	203
International Distribution Services PLC 7.375% due 09/14/2030	GBP	100	144
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	100	118
Las Vegas Sands Corp. 5.625% due 06/15/2028		$100	102
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		500	491
Petroleos Mexicanos 5.950% due 01/28/2031		100	97
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	294
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	10	16
Thames Water Utilities Finance PLC 4.375% due 07/03/2036		100	94
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (d)		1	1
United Airlines Pass-Through Trust 5.875% due 04/15/2029		$37	38
United Airlines, Inc. 4.625% due 04/15/2029		300	296
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		100	90
Viper Energy Partners LLC
4.900% due 08/01/2030		50	50
5.700% due 08/01/2035		100	102
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	100	132
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032		$200	210

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		200	203

			5,253

UTILITIES 1.4%
BP Capital Markets BV 3.360% due 09/12/2031	EUR	200	238
Dominion Energy, Inc. 5.000% due 06/15/2030		$50	51
Edison International 6.250% due 03/15/2030		100	104
EPH Financing International AS 6.651% due 11/13/2028	EUR	100	128
Georgia Power Co. 4.700% due 05/15/2032		$100	101
Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	200
4.200% due 03/01/2029		200	198
6.150% due 01/15/2033		100	106
Southern California Gas Co. 2.950% due 04/15/2027		100	99

			1,225

Total Corporate Bonds & Notes (Cost $14,426)			14,710

MUNICIPAL BONDS & NOTES 0.1%
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)		1,000	93

Total Municipal Bonds & Notes (Cost $136)			93

U.S. GOVERNMENT AGENCIES 55.0%
Federal Home Loan Mortgage Corp.
5.000% due 02/01/2053		331	330
6.000% due 04/01/2055		575	598
Federal Home Loan Mortgage Corp. REMICS
1.663% due 07/15/2047 •(a)		331	41
2.000% due 01/25/2051 (a)		907	91
Government National Mortgage Association REMICS 4.000% due 11/20/2050 - 03/20/2051 •		201	182
Government National Mortgage Association, TBA
5.000% due 11/01/2055		4,400	4,372
6.000% due 10/01/2055 - 11/01/2055		3,700	3,764
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055		2,500	2,196
3.500% due 11/01/2055		2,100	1,918
4.000% due 10/01/2055 - 11/01/2055		4,300	4,052
4.500% due 10/01/2055		3,700	3,589
5.000% due 10/01/2055 - 11/01/2055		13,100	12,985
5.500% due 11/01/2055		2,600	2,620
6.000% due 10/01/2055 - 11/01/2055		10,500	10,725
6.500% due 11/01/2055		1,800	1,861

Total U.S. Government Agencies (Cost $49,392)			49,324

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Inflation Protected Securities(f)
2.375% due 01/15/2027		16	16
0.625% due 07/15/2032		1,779	1,684
1.125% due 01/15/2033		1,844	1,787
1.750% due 01/15/2034		420	423
1.875% due 07/15/2034		1,853	1,881
U.S. Treasury Notes
0.500% due 02/28/2026 (i)(k)		1,000	986
4.250% due 11/15/2034		3,700	3,743

Total U.S. Treasury Obligations (Cost $10,324)			10,520

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Assets Trust 4.692% due 06/25/2037 •		290	285
Banc of America Funding Trust
4.570% due 02/20/2047 •		231	223
4.630% due 07/20/2036 •		168	167
Banc of America Mortgage Trust 5.333% due 06/25/2035 ~		17	16
BCAP LLC Trust 5.250% due 06/26/2036		305	105
Bear Stearns ARM Trust
4.005% due 11/25/2034 ~		241	213
6.582% due 01/25/2035 ~		2	2

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

CBA Commercial Small Balance Commercial Mortgage 4.772% due 06/25/2038 •	327	266
CHL Mortgage Pass-Through Trust 4.241% due 02/20/2036 ~	127	115
Countrywide Alternative Loan Trust
4.430% due 02/20/2047 •	120	97
5.500% due 04/25/2035	403	277
6.000% due 02/25/2037	273	109
6.500% due 11/25/2037	371	162
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.932% due 08/25/2037 •	235	190
DSLA Mortgage Loan Trust 4.438% due 10/19/2036 •	263	240
First Horizon Alternative Mortgage Securities Trust
4.347% due 01/25/2036 ~	91	44
5.120% due 06/25/2036 ~	59	47
5.856% due 06/25/2034 ~	35	35
First Horizon Mortgage Pass-Through Trust 4.634% due 11/25/2037 ~	350	136
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	192	198
HarborView Mortgage Loan Trust 5.068% due 11/19/2034 •	13	12
IndyMac INDX Mortgage Loan Trust
3.377% due 08/25/2037 ~	163	114
4.954% due 10/25/2034 ~	10	10
Lehman XS Trust 4.722% due 08/25/2046 •	176	181
Mortgage Equity Conversion Asset Trust 4.110% due 05/25/2042 •	109	98
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	131	128
RALI Trust 6.196% due 09/25/2037 ~	515	341
Thornburg Mortgage Securities Trust
5.522% due 06/25/2037 •	11	10
5.583% due 06/25/2037 •	107	92
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	278	267
WaMu Mortgage Pass-Through Certificates Trust 4.732% due 04/25/2045 •	14	14
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.722% due 09/25/2035 •	164	143

Total Non-Agency Mortgage-Backed Securities (Cost $5,153)		4,337

ASSET-BACKED SECURITIES 11.7%
CMBS OTHER 0.2%
Arbor Realty Commercial Real Estate Notes Ltd. 5.615% due 11/15/2036 •	128	128
MF1 Ltd. 5.330% due 10/16/2036 •	84	84

		212

HOME EQUITY OTHER 4.2%
Countrywide Asset-Backed Certificates Trust
4.423% due 07/25/2036 þ	202	193
4.532% due 12/25/2036 •	183	170
4.552% due 06/25/2047 •	278	252
4.632% due 11/25/2047 •	1	5
4.692% due 05/25/2047 •	885	826
GSAA Home Equity Trust 5.985% due 06/25/2036 ~	851	190
GSAMP Trust 4.672% due 11/25/2036 •	667	312
HSI Asset Securitization Corp. Trust
4.492% due 12/25/2036 •	1,690	421
4.712% due 12/25/2036 •	475	113
Morgan Stanley ABS Capital I, Inc. Trust
4.412% due 11/25/2036 •	128	61
4.422% due 10/25/2036 •	316	165
4.522% due 07/25/2036 •	203	186
4.572% due 07/25/2036 •	575	209
Morgan Stanley Capital I, Inc. Trust
4.632% due 03/25/2036 •	10	8
4.852% due 01/25/2036 •	86	84
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.072% due 02/25/2037 •	1,728	479

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 5.037% due 02/25/2034 •		54	54

			3,728

WHOLE LOAN COLLATERAL 0.3%
Securitized Asset-Backed Receivables LLC Trust 4.932% due 08/25/2035 •		315	240

OTHER ABS 7.0%
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		500	501
Belle Haven ABS CDO Ltd. 7.860% due 11/03/2044 •		475	124
Carlyle Global Market Strategies CLO Ltd. 5.545% due 07/20/2032 •		276	277
Invesco CLO Ltd. 5.441% due 07/20/2035 •		500	502
KKR CLO 12 Ltd. 5.714% due 10/15/2030 •		50	50
KKR CLO 36 Ltd. 5.321% due 10/15/2034 •		500	500
Marble Point CLO XXII Ltd. 5.538% due 07/25/2034 •		500	501
Northwoods Capital 25 Ltd. 4.862% due 07/20/2034 •		500	500
Palmer Square European Loan Funding DAC 0.000% due 07/15/2035 «•(b)	EUR	500	587
Rockford Tower CLO Ltd. 5.475% due 07/20/2035 •		$500	502
Romark CLO - IV Ltd. 0.000% due 07/10/2034 •(b)		500	500
Sierra Madre Funding Ltd.
4.718% due 09/07/2039 •		212	118
4.738% due 09/07/2039 •		1,139	640
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035 •		500	502
Triaxx Prime CDO Ltd. 4.590% due 10/02/2039 •		56	1
Wind River CLO Ltd. 5.122% due 07/20/2034 •		500	500

			6,305

Total Asset-Backed Securities (Cost $12,904)			10,485

SOVEREIGN ISSUES 18.3%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	18,300	3,212
Colombia TES
6.500% due 01/22/2031 (f)	COP	2,446,689	628
11.750% due 01/24/2035		1,791,300	455
Dominican Republic International Bonds 10.750% due 06/01/2036	DOP	11,900	207
Egypt Government Bonds 21.954% due 03/04/2028	EGP	6,700	140
Israel Government International Bonds 5.375% due 03/12/2029		$400	412
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	49,000	254
Japan Government Thirty Year Bonds 2.300% due 12/20/2054		60,000	346
Japan Government Twenty Year Bonds 2.000% due 12/20/2044		100,000	620
Mexico Government International Bonds 6.350% due 02/09/2035		$200	212
Mexico Udibonos 4.000% due 11/30/2028 (f)	MXN	770	42
Peru Government Bonds
6.850% due 08/12/2035	PEN	100	30
7.300% due 08/12/2033		2,900	931
Peru Government International Bonds
5.400% due 08/12/2034		1,400	391
6.150% due 08/12/2032		4,600	1,405
6.900% due 08/12/2037		1,400	422
6.950% due 08/12/2031		4,721	1,506
Republic of Colombia 1.000% due 09/18/2030 ~	COP	2,216,300	500
Republic of Colombia 1.000% due 04/28/2028 ~		3,191,400	748
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	21,800	1,197
8.000% due 01/31/2030		11,500	668
8.250% due 03/31/2032		3,500	200
8.500% due 01/31/2037		9,100	486

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

8.875% due 02/28/2035		7,400	421
9.000% due 01/31/2040		8,200	435
Republic of South Africa Government International Bonds 4.850% due 09/30/2029		$200	198
Romania Government International Bonds 1.750% due 07/13/2030	EUR	100	103
Turkiye Government International Bonds 7.625% due 05/15/2034		$200	213

Total Sovereign Issues (Cost $15,368)			16,382

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~		250	44

Total Preferred Securities (Cost $53)			44

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 26.6%
COMMERCIAL PAPER 1.9%
Air Lease Corp. 4.570% due 10/14/2025		$250	250
Alimentation Couche-Tard, Inc. 4.560% due 10/03/2025		250	250
AutoNation, Inc. 4.550% due 10/08/2025 (b)		250	250
Canadian Natural Resources Ltd. 4.450% due 10/22/2025		250	249
Crown Castle, Inc. 4.610% due 10/23/2025		250	249
HA Sustainable Infrastructure Capital, Inc. 4.620% due 10/01/2025		250	250
Oracle Corp. 4.330% due 11/19/2025		250	248

			1,746

REPURCHASE AGREEMENTS (g) 14.7%			13,200

SHORT-TERM NOTES 1.5%
Federal Home Loan Bank Discount Notes 3.905% due 12/24/2025 (d)(e)		1,400	1,387

NIGERIA TREASURY BILLS 0.3%
31.362% due 06/11/2026 - 06/29/2026 ~(c)(d)	NGN	511,168	301

U.S. TREASURY BILLS 8.2%
4.098% due 10/14/2025 - 01/27/2026 (c)(d)(k)		$7,400	7,363

Total Short-Term Instruments (Cost $23,971)			23,997

Total Investments in Securities (Cost $132,626)			130,794

		SHARES
INVESTMENTS IN AFFILIATES 16.8%
SHORT-TERM INSTRUMENTS 16.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short-Term Floating NAV Portfolio III		1,544,202	15,039

Total Short-Term Instruments (Cost $15,023)			15,039

Total Investments in Affiliates (Cost $15,023)			15,039

Total Investments 162.5% (Cost $147,649)			$145,833
Financial Derivative Instruments(h)(j)0.1%(Cost or Premiums, net $1,280)			103

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Other Assets and Liabilities, net (62.6)%	(56,177)

Net Assets 100.0%	$89,759

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.280%	09/30/2025	10/01/2025	$7,800	U.S. Treasury Notes 4.125% due 10/31/2031	$(7,960)	$7,800	$7,801
BRC	4.240	10/01/2025	10/02/2025	5,400	U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/2032	(5,509)	5,400	5,400

Total Repurchase Agreements	$(13,469)	$13,200	$13,201

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Government National Mortgage Association, TBA	4.000%	10/01/2055	$200	$(190)	$(188)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	2,200	(1,773)	(1,774)

Total Short Sales (2.2)%	$(1,963)	$(1,962)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	7	$7	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	3	3	(1)	(1)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	2	2	(1)	(1)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	1	1	0	0
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	1	1	0	0

$(3)	$(3)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	2	$2	$0	$0
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	6	6	(2)	(1)

$(2)	$(1)

Total Written Options	$(5)	$(4)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	10	$2,408	$(8)	$1	$0
3-Month SOFR Active Contract June Futures	09/2026	10	2,418	(1)	1	0
3-Month SOFR Active Contract March Futures	06/2026	10	2,413	(5)	1	0
3-Month SOFR Active Contract September Futures	12/2025	10	2,399	(14)	0	0
Canada Government 10-Year Bond December Futures	12/2025	8	704	15	3	0
Long Guilt December Futures	12/2025	6	733	4	3	0
U.S. Treasury 2-Year Note December Futures	12/2025	146	30,426	17	16	0
U.S. Treasury 5-Year Note December Futures	12/2025	234	25,552	26	9	0
U.S. Treasury 10-Year Note December Futures	12/2025	28	3,150	(14)	0	(1)

$20	$34	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2025	5	$(692)	$0	$0	$(1)
Euro-Bund December Futures	12/2025	7	(1,057)	(6)	0	(3)
Euro-Schatz December Futures	12/2025	6	(754)	1	0	0
Japan Government 10-Year Bond December Futures	12/2025	4	(3,673)	34	3	(3)
U.S. Treasury Long-Term Bond December Futures	12/2025	5	(583)	(13)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	18	(2,161)	(53)	10	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	163	(18,758)	(173)	10	0

$(210)	$25	$(7)

Total Futures Contracts	$(190)	$59	$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.237%	$100	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	400	5	(2)	3	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271	50	0	0	0	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227	100	0	0	0	0	0

$7	$(3)	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$1,059	$(63)	$(21)	$(84)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$10,100	$225	$7	$232	$1	$0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	4,700	$(24)	$(3)	$(27)	$7	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$9,000	10	3	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		4,790	166	(20)	146	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		910	2	(11)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		2,400	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		5,000	0	(5)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		1,600	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,400	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,100	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	0	(9)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		700	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	(2)	(14)	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,700	(1)	(59)	(60)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	128	274	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		60	3	17	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	6	72	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	9	106	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	31	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,400	198	(24)	174	4	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	21,300	0	(206)	(206)	0	(1)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		2,300	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		12,700	0	(84)	(84)	0	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		23,700	0	147	147	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,300	0	(7)	(7)	0	(2)
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		11,100	0	5	5	0	0
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		10,600	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		900	0	0	0	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		33,300	8	(5)	3	4	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029	12,400	0	(11)	(11)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	2,739,300	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030	1,728,700	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	6,300	46	56	102	19	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	5,850	90	0	90	20	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	200	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	200	(2)	(5)	(7)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	100	0	(3)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	470	2	(1)	1	1	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035	1,700	0	(11)	(11)	6	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	600	1	(2)	(1)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,000	(14)	(25)	(39)	0	(2)

$796	$(170)	$626	$67	$(19)

Total Swap Agreements	$965	$(187)	$778	$68	$(20)

(i)

Securities with an aggregate market value of $472 and cash of $1,643 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	855	$997	$0	$(7)
10/2025	$23	AUD	34	0	0
10/2025	1,004	CAD	1,396	0	0
11/2025	AUD	35	$23	0	0
11/2025	CAD	1,394	1,004	0	0
BOA	10/2025	$25	INR	2,219	0	0
10/2025	5	JPY	701	0	0
10/2025	16	NZD	29	0	0
10/2025	531	PLN	1,923	0	(2)
11/2025	BRL	1,045	$187	0	(7)
11/2025	DOP	959	15	0	0
11/2025	EUR	101	119	0	0
11/2025	JPY	699	5	0	0
11/2025	NZD	29	16	0	0
11/2025	$20	ILS	66	0	0
11/2025	ZAR	674	$39	0	0
08/2026	$52	ZAR	945	1	0
BPS	10/2025	BRL	6,400	$1,072	0	(131)
10/2025	IDR	1,097,567	66	1	0
10/2025	INR	4,004	45	1	0
10/2025	PLN	296	81	0	0
10/2025	TWD	31,802	1,051	7	0
10/2025	$1,190	BRL	6,400	13	(1)
10/2025	5	CNH	37	0	0
10/2025	196	IDR	3,214,870	0	(3)
10/2025	450	INR	39,813	0	(3)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

	10/2025		5	JPY	813	0	0
	10/2025		107	KRW	147,294	0	(2)
	10/2025		40	PLN	144	0	0
	11/2025	IDR	668,455		$40	0	0
	11/2025	INR	4,450		50	0	0
	11/2025	JPY	810		5	0	0
	11/2025	KRW	42,054		30	0	0
	11/2025		$19	BRL	100	0	0
	12/2025		16	IDR	276,086	0	0
	04/2026	BRL	2,700		$473	0	(13)
BRC	10/2025	CHF	283		355	0	(1)
	10/2025	TRY	275		7	0	0
	10/2025		$35	CHF	28	0	0
	10/2025		76	PLN	279	0	0
	10/2025		319	TRY	13,753	7	0
	11/2025	AUD	93		$62	0	0
	11/2025		$355	CHF	282	1	0
	11/2025		519	TRY	22,631	6	0
	11/2025	ZAR	6,528		$371	0	(6)
	12/2025		$92	MXN	1,694	0	0
	12/2025		7	TRY	290	0	0
BSH	10/2025	BRL	4,700		$884	1	0
	10/2025		$864	BRL	4,700	19	0
	11/2025	PEN	1,965		$535	0	(30)
	12/2025		2,739		770	0	(18)
	01/2026		1,617		452	0	(13)
	01/2026		$120	PEN	425	2	0
	02/2026	PEN	1,045		$299	0	(1)
	03/2026		666		191	0	0
	04/2026	BRL	5,100		898	0	(19)
CBK	10/2025	AUD	1,391		925	5	(1)
	10/2025	BRL	10,289		1,935	1	0
	10/2025	CAD	942		682	5	0
	10/2025	CNH	2,405		339	1	0
	10/2025	EUR	101		118	0	0
	10/2025	GBP	320		432	2	0
	10/2025	IDR	284,316		17	0	0
	10/2025	INR	32,283		363	0	0
	10/2025	SGD	25		20	0	0
	10/2025	TWD	499		17	0	0
	10/2025		$1,882	BRL	10,289	51	0
	10/2025		363	EUR	309	0	(1)
	10/2025		392	GBP	288	0	(4)
	10/2025		107	INR	9,384	0	(1)
	10/2025		4	TWD	125	0	0
	10/2025	ZAR	1,619		$93	0	0
	11/2025		$363	INR	32,350	0	0
	12/2025	TWD	124		$4	0	0
	12/2025		$17	IDR	285,122	0	0
	12/2025		85	PEN	305	3	0
	01/2026	PEN	1,668		$467	0	(12)
	02/2026		678		185	0	(10)
	03/2026		1,867		529	0	(7)
	05/2026		2,646		746	0	(11)
DUB	10/2025	INR	4,515		51	0	0
	10/2025	SGD	424		331	2	0
	10/2025		$11	CNH	80	0	0
	10/2025		48	INR	4,275	0	0
	10/2025		17	KRW	23,931	0	0
	11/2025		51	INR	4,524	0	0
	11/2025	ZAR	15,764		$901	0	(9)
FAR	10/2025	CHF	51		64	0	0
	10/2025	JPY	32,612		222	1	0
	10/2025	PLN	171		47	0	0
	10/2025		$822	AUD	1,263	13	0
	10/2025		5	CNH	35	0	0
	10/2025		101	INR	8,946	0	(1)
	10/2025		85	PLN	311	1	0
	10/2025		1,761	SGD	2,269	0	(3)
	11/2025	AUD	765		$500	0	(7)
	11/2025	PEN	2,228		607	0	(34)
	11/2025	SGD	2,263		1,761	3	0
	11/2025		$64	CHF	51	0	0
	12/2025	MXN	4,431		$234	0	(6)
	12/2025		$710	MXN	13,522	23	0
GLM	10/2025	BRL	11,511		$1,912	0	(251)
	10/2025	CNH	7,271		1,023	3	0
	10/2025	IDR	273,135		16	0	0
	10/2025	KRW	735,968		525	2	(2)
	10/2025	SGD	1,271		992	7	0
	10/2025	TWD	9,191		304	2	0
	10/2025		$2,121	BRL	11,511	42	0
	10/2025		202	IDR	3,329,502	0	(3)
	10/2025		912	INR	80,604	0	(5)
	10/2025		261	KRW	368,150	2	0
	10/2025		133	PLN	484	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

10/2025	2	THB	66	0	0
11/2025	101	TRY	4,382	1	0
12/2025	16	IDR	273,790	0	0
01/2026	DOP	1,669	$27	1	0
03/2026	519	8	0	0
04/2026	BRL	10,500	1,851	0	(38)
JPM	10/2025	CAD	137	99	1	0
10/2025	INR	88,501	997	1	0
10/2025	$30	KRW	41,423	0	0
10/2025	50	PLN	185	1	0
10/2025	80	TRY	3,427	2	0
11/2025	ILS	100	$30	0	0
11/2025	$997	INR	88,679	0	(1)
11/2025	ZAR	13,959	$796	0	(9)
12/2025	COP	4,444,433	1,124	2	0
12/2025	$151	MXN	2,806	1	0
MBC	10/2025	EUR	42	$50	0	0
10/2025	KRW	146,514	105	0	0
10/2025	SEK	225	23	0	(1)
10/2025	SGD	549	428	3	0
10/2025	$386	CHF	306	0	(1)
10/2025	149	CNH	1,062	0	0
10/2025	144	EUR	123	0	0
10/2025	187	GBP	138	0	(2)
10/2025	3	JPY	403	0	0
10/2025	128	KRW	179,393	0	(1)
11/2025	CNH	1,019	$143	0	0
11/2025	JPY	401	3	0	0
MYI	10/2025	363	2	0	0
10/2025	PLN	161	44	0	0
10/2025	$6	CNH	41	0	0
10/2025	103	JPY	15,365	1	0
10/2025	3	TWD	100	0	0
11/2025	JPY	15,312	$103	0	(1)
12/2025	TWD	100	3	0	0
12/2025	$224	MXN	4,219	5	0
NGF	10/2025	39	KRW	54,864	0	0
11/2025	30	TRY	1,304	0	0
12/2025	760	33,328	2	0
SCX	10/2025	BRL	341	$64	0	0
10/2025	IDR	219,916	13	0	0
10/2025	INR	2,875	32	0	0
10/2025	JPY	1,042	7	0	0
10/2025	TWD	378	13	0	0
10/2025	$64	BRL	341	0	0
10/2025	581	GBP	434	3	0
10/2025	47	INR	4,149	0	0
11/2025	GBP	434	$581	0	(3)
11/2025	$32	INR	2,881	0	0
12/2025	64	BRL	346	0	0
12/2025	13	IDR	220,472	0	0
SOG	10/2025	BRL	11,686	$2,190	0	(6)
10/2025	JPY	17,018	116	1	0
10/2025	NZD	37	21	0	0
10/2025	$2,197	BRL	11,686	0	(2)
10/2025	547	EUR	465	0	(1)
10/2025	225	JPY	33,461	1	0
11/2025	EUR	465	$548	1	0
11/2025	JPY	33,345	225	0	(2)
12/2025	$2,190	BRL	11,853	6	0
SSB	10/2025	GBP	540	$728	2	0
10/2025	$95	INR	8,395	0	(1)
11/2025	PEN	195	$53	0	(3)
UAG	10/2025	CAD	316	229	2	0
10/2025	PLN	161	44	0	0
10/2025	$94	ZAR	1,619	0	0
10/2025	ZAR	1,620	$94	0	0
11/2025	7,101	403	0	(7)

Total Forward Foreign Currency Contracts	$265	$(704)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.500	11/24/2025	347	$6	$11
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	521	25	28

$31	$39

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$26
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	25
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	1,000	96	70
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	1,000	96	119
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	11,800	9	10
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	31
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	49
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	10,200	8	9
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,000	86	61
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,000	86	98

$523	$498

Total Purchased Options	$554	$537

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.250	11/24/2025	347	$(1)	$(2)
Call - OTC USD versus BRL	5.800	11/24/2025	347	(5)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,042	(25)	(27)

$(31)	$(30)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	100	$0	$0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	100	0	(1)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	100	0	0
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	100	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	500	(2)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	100	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	100	0	0

$(8)	$(4)

Total Written Options	$(39)	$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$327	$(90)	$64	$0	$(26)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	389	(105)	75	0	(30)

Total Swap Agreements	$(195)	$139	$0	$(56)

(k)

Securities with an aggregate market value of $346 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$902	$0	$902
Corporate Bonds & Notes
Banking & Finance	0	8,232	0	8,232
Industrials	0	4,353	900	5,253
Utilities	0	1,225	0	1,225
Municipal Bonds & Notes
West Virginia	0	93	0	93
U.S. Government Agencies	0	49,324	0	49,324
U.S. Treasury Obligations	0	10,520	0	10,520
Non-Agency Mortgage-Backed Securities	0	4,337	0	4,337
Asset-Backed Securities
CMBS Other	0	212	0	212
Home Equity Other	0	3,728	0	3,728
Whole Loan Collateral	0	240	0	240
Other ABS	0	5,718	587	6,305
Sovereign Issues	0	16,382	0	16,382
Preferred Securities
Banking & Finance	0	44	0	44
Short-Term Instruments
Commercial Paper	0	1,746	0	1,746
Repurchase Agreements	0	13,200	0	13,200
Short-Term Notes	0	1,387	0	1,387
Nigeria Treasury Bills	0	301	0	301
U.S. Treasury Bills	0	7,363	0	7,363

$0	$129,307	$1,487	$130,794
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,039	$0	$0	$15,039

Total Investments	$15,039	$129,307	$1,487	$145,833

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,962)	$0	$(1,962)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	118	0	127
Over the counter	0	802	0	802

$9	$920	$0	$929
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(24)	0	(32)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Over the counter					0	(738)		(56)	(794)

					$(8)	$(762)		$(56)	$(826)

Total Financial Derivative Instruments					$1	$158		$(56)	$103

Totals					$15,040	$127,503		$1,431	$143,974

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$34	$900	$(35)	$0	$0	$1	$0	$0	$900	$0
Asset-Backed Securities
Other ABS	0	585	0	0	0	2	0	0	587	2

	$34	$1,485	$(35)	$0	$0	$3	$0	$0	$1,487	$2
Financial Derivative Instruments- Liabilities
Over the counter	$(62)	$2	$(1)	$0	$14	$(9)	$0	$0	$(56)	$0

Totals	$(28)	$1,487	$(36)	$0	$14	$(6)	$0	$0	$1,431	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials		$900	Recent Transaction			Purchase Price			100.000	—
Asset-Backed Securities
Other ABS		587	Recent Transaction			Purchase Price			100.000	—
Financial Derivative Instruments- Liabilities
Over the counter		$(56)	Indicative Market Quotation			Broker Quote			92.000	—

Total		$1,431

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14,550	$53,089	$(52,600)	$(2)	$2	$15,039	$592	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
DOP	Dominican Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	TSFR3M	Term SOFR 3-Month
CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	DAC	Designated Activity Company
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	EURIBOR	Euro Interbank Offered Rate
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.0% ¤
ALBANIA 0.1%
SOVEREIGN ISSUES 0.1%
Albania Government International Bonds 3.500% due 11/23/2031	EUR	200	$230

Total Albania (Cost $224)			230

ANGOLA 0.5%
SOVEREIGN ISSUES 0.5%
Angola Government International Bonds
8.250% due 05/09/2028		$200	202
8.750% due 04/14/2032		400	383
9.375% due 05/08/2048		200	172
9.500% due 11/12/2025		300	301

Total Angola (Cost $1,002)			1,058

ARGENTINA 2.6%
SOVEREIGN ISSUES 2.6%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$996	675
1.000% due 07/09/2029		359	261
3.500% due 07/09/2041 þ		3,727	1,815
4.125% due 07/09/2035 þ		1,776	936
4.125% due 07/09/2046 þ		296	156
5.000% due 01/09/2038 þ(k)		2,292	1,293
Provincia de Buenos Aires/Government Bonds 6.625% due 09/01/2037 þ		131	77

Total Argentina (Cost $5,341)			5,213

ARMENIA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Armenia International Bonds
3.600% due 02/02/2031		$500	452
3.950% due 09/26/2029		300	282

Total Armenia (Cost $791)			734

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,418

Total Azerbaijan (Cost $1,407)			1,418

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bonds
4.250% due 01/25/2028		$300	295
7.500% due 09/20/2047 (k)		300	321

Total Bahrain (Cost $581)			616

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.850% due 10/14/2038		$400	383

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Bermuda (Cost $400)			383

BRAZIL 6.4%
CORPORATE BONDS & NOTES 1.7%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	16,000	880
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$1,290	1,292
CSN Inova Ventures 6.750% due 01/28/2028		500	486
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 (b)		314	58
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 (b)		149	114
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	10,380	700

			3,530

SOVEREIGN ISSUES 4.7%
Brazil Government International Bonds
7.125% due 05/13/2054		$96	98
7.250% due 01/12/2056		803	813
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (f)	BRL	44,400	7,793
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		4,548	741

			9,445

Total Brazil (Cost $13,412)			12,975

BULGARIA 0.4%
SOVEREIGN ISSUES 0.4%
Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR	400	484
5.000% due 03/05/2037		$400	401

Total Bulgaria (Cost $843)			885

CAMEROON 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	550	531
9.500% due 11/19/2025		$67	66
9.500% due 07/31/2031		200	193

Total Cameroon (Cost $859)			790

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Ivanhoe Mines Ltd. 7.875% due 01/23/2030		$300	310

Total Canada (Cost $300)			310

CAYMAN ISLANDS 2.9%
ASSET-BACKED SECURITIES 0.1%
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		$250	250

CONVERTIBLE BONDS & NOTES 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (f)		18	1
0.000% due 12/31/2026 (f)		24	1
0.000% due 12/31/2027 (f)		30	1
0.000% due 12/31/2028 (f)		47	1
0.000% due 12/31/2029 (f)		47	1
0.000% due 12/31/2030 (f)		59	1
0.000% due 12/31/2031 (f)		59	1

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

0.000% due 12/31/2032 (f)		112	3

			10

CORPORATE BONDS & NOTES 2.5%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		444	364
Energuate Trust 2 0 6.350% due 09/15/2035		200	202
FWD Group Holdings Ltd.
5.252% due 09/22/2030		200	201
5.836% due 09/22/2035		200	203
Gaci First Investment Co. 4.875% due 02/14/2035		1,400	1,398
ICD Funding Ltd. 3.223% due 04/28/2026		200	199
Interoceanica IV Finance Ltd. 0.000% due 11/30/2025 (f)		13	13
Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (f)		422	354
7.860% due 05/15/2030		185	192
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027 ^«(c)		1	0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (b)		36	1
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (b)		59	1
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (b)		71	1
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (b)		107	1
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (b)		100	2
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (b)		24	1
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,000	1,174
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		$78	80
Montego Bay Airport Revenue Finance Ltd. 6.600% due 06/15/2035		200	205
Poinsettia Finance Ltd. SARL 6.625% due 06/17/2031		517	508
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2049 ^(b)(c)		31	5
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(b)(c)		31	5
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(b)(c)		62	9
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(b)(c)		93	14
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(b)(c)		94	14
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(b)(c)		44	7

			5,154

SOVEREIGN ISSUES 0.3%
KSA Ijarah Sukuk Ltd. 4.875% due 09/09/2035		600	604

Total Cayman Islands (Cost $5,919)			6,018

CHILE 2.5%
CORPORATE BONDS & NOTES 1.9%
Banco del Estado de Chile 7.950% due 05/02/2029 •(i)(j)		$300	321
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050		300	213
4.250% due 07/17/2042		200	166
4.875% due 11/04/2044		600	524
6.300% due 09/08/2053		300	308
6.330% due 01/13/2035		300	321
6.780% due 01/13/2055		500	538
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		200	127
3.830% due 09/14/2061		200	137
Empresa de Transporte de Pasajeros Metro SA 3.650% due 05/07/2030		200	196
Empresa Nacional del Petroleo
5.950% due 07/30/2034		200	211
6.150% due 05/10/2033		200	212

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Engie Energia Chile SA 6.375% due 04/17/2034		200	214
GNL Quintero SA 4.634% due 07/31/2029		282	283

			3,771

SOVEREIGN ISSUES 0.6%
Chile Government International Bonds
3.100% due 05/07/2041 (k)		300	229
3.250% due 09/21/2071		800	499
4.340% due 03/07/2042		600	532

			1,260

Total Chile (Cost $5,631)			5,031

COLOMBIA 3.7%
CORPORATE BONDS & NOTES 1.1%
Banco Davivienda SA 8.125% due 07/02/2035 •(j)		$400	416
Ecopetrol SA
5.875% due 05/28/2045		200	153
5.875% due 11/02/2051		200	148
6.875% due 04/29/2030		200	205
7.375% due 09/18/2043		200	185
7.750% due 02/01/2032		200	207
8.375% due 01/19/2036		800	827

			2,141

SOVEREIGN ISSUES 2.6%
Colombia Government International Bonds
3.250% due 04/22/2032		800	678
3.875% due 03/22/2026	EUR	703	827
5.000% due 06/15/2045		$390	294
6.125% due 01/18/2041		400	359
7.375% due 04/25/2030		200	213
7.500% due 02/02/2034		500	527
8.000% due 11/14/2035		300	323
8.375% due 11/07/2054		300	318
8.500% due 04/25/2035		800	887
8.750% due 11/14/2053		700	769

			5,195

Total Colombia (Cost $7,289)			7,336

CZECH REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
Czechoslovak Group AS 5.250% due 01/10/2031	EUR	100	122
EPH Financing International AS 6.651% due 11/13/2028		300	383

Total Czech Republic (Cost $451)			505

DOMINICAN REPUBLIC 2.5%
SOVEREIGN ISSUES 2.5%
Dominican Republic International Bonds
4.875% due 09/23/2032		$700	670
5.300% due 01/21/2041		200	181
5.500% due 02/22/2029		200	205
5.875% due 01/30/2060		600	534
6.000% due 07/19/2028		200	207
6.000% due 02/22/2033		500	512
6.500% due 02/15/2048		300	300
6.600% due 06/01/2036		150	157
6.950% due 03/15/2037		400	428
7.150% due 02/24/2055		400	426
8.625% due 04/20/2027		200	209
10.500% due 03/15/2037	DOP	8,000	138
10.750% due 06/01/2036		20,100	350
11.250% due 09/15/2035		12,800	227
13.625% due 02/10/2034		23,800	465

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Dominican Republic (Cost $5,043)			5,009

ECUADOR 1.2%
SOVEREIGN ISSUES 1.2%
Ecuador Government International Bonds
0.000% due 07/31/2030 (f)		$749	578
5.000% due 07/31/2040 þ		495	327
6.900% due 07/31/2030 þ		392	349
6.900% due 07/31/2035 þ		1,507	1,130
Ecuador Social Bonds SARL 0.000% due 01/30/2035 (f)		40	29

Total Ecuador (Cost $2,012)			2,413

EGYPT 2.0%
SOVEREIGN ISSUES 2.0%
Egypt Government International Bonds
4.750% due 04/16/2026	EUR	300	353
6.375% due 04/11/2031		900	1,015
7.300% due 09/30/2033 (k)		$300	284
7.625% due 05/29/2032		1,300	1,284
8.500% due 01/31/2047		200	177
8.625% due 02/04/2030		200	213
8.875% due 05/29/2050		400	362
9.450% due 02/04/2033 (k)		400	428

Total Egypt (Cost $3,339)			4,116

EL SALVADOR 0.7%
CORPORATE BONDS & NOTES 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650% due 01/24/2033		$500	523

SOVEREIGN ISSUES 0.4%
El Salvador Government International Bonds
8.250% due 04/10/2032		30	32
9.250% due 04/17/2030		300	328
9.650% due 11/21/2054		500	543

			903

Total El Salvador (Cost $1,305)			1,426

GERMANY 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Stepstone Group MidCo 2 GmbH 6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,000	1,158

Total Germany (Cost $1,048)			1,158

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bonds
0.000% due 07/03/2026 (f)		$48	46
1.500% due 01/03/2037		700	348
5.000% due 07/03/2029 þ		822	803

Total Ghana (Cost $1,078)			1,197

GUATEMALA 1.2%
SOVEREIGN ISSUES 1.2%
Guatemala Government Bonds
4.375% due 06/05/2027		$200	199
4.500% due 05/03/2026		400	399
4.650% due 10/07/2041		200	172
4.875% due 02/13/2028		410	412
6.050% due 08/06/2031		200	208
6.125% due 06/01/2050		300	291
6.250% due 08/15/2036		300	310
6.600% due 06/13/2036		200	212
6.875% due 08/15/2055		200	210

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Guatemala (Cost $2,389)			2,413

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	351
5.050% due 01/27/2027		$300	297

Total Hong Kong (Cost $575)			648

HUNGARY 2.1%
CORPORATE BONDS & NOTES 0.1%
MVM Energetika Zrt 7.500% due 06/09/2028		$200	213

SOVEREIGN ISSUES 2.0%
Hungary Government International Bonds
2.125% due 09/22/2031		250	215
5.250% due 06/16/2029		500	512
5.375% due 09/26/2030		300	309
5.500% due 06/16/2034		200	204
5.500% due 03/26/2036		600	606
6.000% due 09/26/2035		200	209
6.125% due 05/22/2028		200	209
6.250% due 09/22/2032		200	215
6.750% due 09/25/2052		400	434
6.750% due 09/23/2055		300	319
7.625% due 03/29/2041		100	119
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		200	207
MFB Magyar Fejlesztesi Bank Zrt 6.500% due 06/29/2028		500	525

			4,083

Total Hungary (Cost $4,126)			4,296

INDIA 0.4%
CORPORATE BONDS & NOTES 0.2%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		$139	126
IIFL Finance Ltd. 8.750% due 07/24/2028		300	306

			432

SOVEREIGN ISSUES 0.2%
Export-Import Bank of India 3.250% due 01/15/2030		500	477

Total India (Cost $938)			909

INDONESIA 3.5%
CORPORATE BONDS & NOTES 3.0%
Freeport Indonesia PT 5.315% due 04/14/2032		$400	405
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.450% due 05/15/2030		800	826
Pertamina Hulu Energi PT 5.250% due 05/21/2030		500	511
Pertamina Persero PT
1.400% due 02/09/2026		500	494
6.000% due 05/03/2042		500	514
6.450% due 05/30/2044		1,500	1,616
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	592
4.125% due 05/15/2027		200	200
4.375% due 02/05/2050		200	161
5.250% due 05/15/2047		400	367
6.250% due 01/25/2049		400	412

			6,098

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bonds
3.875% due 01/15/2033	EUR	300	358
4.125% due 01/15/2037		300	355
5.650% due 01/11/2053		$200	203

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Perusahaan Penerbit SBSN Indonesia III 5.650% due 11/25/2054		200	200

			1,116

Total Indonesia (Cost $7,362)			7,214

IRELAND 1.4%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$253	237

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Panama Government International Bonds 3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	900	1,058

SOVEREIGN ISSUES 0.8%
Avenir Issuer III Ireland DAC 6.000% due 03/22/2027		$184	183
Avenir Issuer IV Ireland DAC 6.000% due 12/30/2027		735	715
Republic of Angola Via Avenir Issuer II Ireland DAC 6.927% due 02/19/2027		692	675

			1,573

Total Ireland (Cost $2,768)			2,868

ISLE OF MAN 0.1%
CORPORATE BONDS & NOTES 0.1%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$100	106

Total Isle of Man (Cost $103)			106

ISRAEL 0.6%
CORPORATE BONDS & NOTES 0.2%
ICL Group Ltd. 6.375% due 05/31/2038		$200	209
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		300	278

			487

SOVEREIGN ISSUES 0.4%
Israel Government International Bonds
5.375% due 03/12/2029		100	103
5.375% due 02/19/2030		500	516
5.625% due 02/19/2035		200	207

			826

Total Israel (Cost $1,274)			1,313

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$200	211

Total Italy (Cost $199)			211

IVORY COAST 1.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Republic of Cote d'Ivoire 5.153% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	1,000	1,172

SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bonds
4.875% due 01/30/2032		349	392
5.250% due 03/22/2030		263	308
5.750% due 12/31/2032 þ		$447	443
5.875% due 10/17/2031	EUR	200	234
6.625% due 03/22/2048		400	403

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

8.250% due 01/30/2037	$200	209

		1,989

Total Ivory Coast (Cost $2,975)		3,161

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036	$170	161

Total Jamaica (Cost $170)		161

JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bonds
5.750% due 01/31/2027	$200	201
7.375% due 10/10/2047	300	288
7.500% due 01/13/2029	200	209
7.750% due 01/15/2028	200	209

Total Jordan (Cost $919)		907

KAZAKHSTAN 0.7%
CORPORATE BONDS & NOTES 0.5%
KazMunayGas National Co. JSC
5.750% due 04/19/2047	$500	467
6.375% due 10/24/2048	200	199
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030	400	369

		1,035

SOVEREIGN ISSUES 0.2%
Development Bank of Kazakhstan JSC 5.500% due 04/15/2027	500	508

Total Kazakhstan (Cost $1,478)		1,543

KENYA 0.7%
SOVEREIGN ISSUES 0.7%
Republic of Kenya Government International Bonds
6.300% due 01/23/2034	$200	177
7.250% due 02/28/2028	400	411
9.500% due 03/05/2036	200	206
9.750% due 02/16/2031	600	642

Total Kenya (Cost $1,385)		1,436

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Bonds 4.652% due 10/09/2035 (a)	$1,000	1,000

Total Kuwait (Cost $1,000)		1,000

LATVIA 0.3%
SOVEREIGN ISSUES 0.3%
Latvia Government International Bonds 5.125% due 07/30/2034	$500	516

Total Latvia (Cost $496)		516

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bonds 8.250% due 05/17/2034 ^(c)	$300	68

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Lebanon (Cost $19)			68

LUXEMBOURG 2.9%
		SHARES
COMMON STOCKS 0.1%
Foresea Holdings SA«		9,903	215

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.5%
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		$391	404
5.672% due 10/20/2035		200	207
FORESEA Holding SA 7.500% due 06/15/2030		123	121
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		300	315
6.103% due 08/23/2042		300	316
6.129% due 02/23/2038		300	320
6.510% due 02/23/2042		300	326
PRIO Luxembourg Holding SARL 6.125% due 06/09/2026		300	300
Raizen Fuels Finance SA 6.250% due 07/08/2032		500	488
Saavi Energia SARL 8.875% due 02/10/2035		300	323

			3,120

SOVEREIGN ISSUES 1.3%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		2,500	2,540

Total Luxembourg (Cost $5,607)			5,875

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bonds 6.960% due 03/13/2027	EUR	500	612

Total Macedonia (Cost $532)			612

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.3%
Petronas Capital Ltd.
3.404% due 04/28/2061		$300	207
4.800% due 04/21/2060		300	274
5.848% due 04/03/2055		200	212

			693

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Malaysia Bhd. 4.250% due 06/06/2029		300	296

Total Malaysia (Cost $1,071)			989

MEXICO 7.1%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV«(d)		17,978	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Hipotecaria Su Casita SA«(d)		5,259	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.8%
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(i)(j)		$400	391
Banco Nacional de Comercio Exterior SNC 5.875% due 05/07/2030		300	312
Comision Federal de Electricidad 6.264% due 02/15/2052		200	188
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		198	212
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	334
Petroleos Mexicanos
6.625% due 06/15/2038		400	362
6.750% due 09/21/2047		460	380
6.950% due 01/28/2060		1,400	1,152
7.690% due 01/23/2050		4,600	4,185
Trust Fibra Uno 6.390% due 01/15/2050		200	185

			7,701

SOVEREIGN ISSUES 3.3%
Mexico Government International Bonds
3.750% due 04/19/2071		500	305
3.771% due 05/24/2061		2,044	1,293
5.000% due 04/27/2051 (k)		900	741
5.125% due 03/19/2038	EUR	200	239
5.375% due 03/22/2033		$300	300
5.625% due 09/22/2035		300	299
5.750% due 10/12/2110		1,200	1,030
5.850% due 07/02/2032		300	310
6.400% due 05/07/2054		200	196
6.625% due 01/29/2038		300	316
6.875% due 05/13/2037		400	433
7.375% due 05/13/2055		700	770
Mexico Udibonos
3.000% due 12/03/2026 (h)	MXN	6,841	371
4.000% due 11/30/2028 (h)		1,710	93

			6,696

Total Mexico (Cost $16,452)			14,397

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bonds 7.875% due 06/05/2029		$200	212

Total Mongolia (Cost $199)			212

MOROCCO 0.4%
CORPORATE BONDS & NOTES 0.3%
OCP SA
5.125% due 06/23/2051		$500	418
6.700% due 03/01/2036		200	215

			633

SOVEREIGN ISSUES 0.1%
Morocco Government International Bonds 4.000% due 12/15/2050		200	147

Total Morocco (Cost $851)			780

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia International Bonds 5.250% due 10/29/2025		$300	298

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Namibia (Cost $300)			298

NETHERLANDS 1.3%
		SHARES
COMMON STOCKS 0.0%
Stichting Administratiekantoor«(d)		1,222	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.3%
Metinvest BV 8.500% due 04/23/2026		$400	354
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		271	269
NE Property BV 1.875% due 10/09/2026	EUR	400	467
Prosus NV
1.539% due 08/03/2028		200	227
2.031% due 08/03/2032		100	106
3.257% due 01/19/2027		$200	197
3.680% due 01/21/2030		200	192
4.027% due 08/03/2050		200	140
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 (b)		263	8
Yinson Bergenia Production BV 8.498% due 01/31/2045		400	430
Yinson Boronia Production BV 8.947% due 07/31/2042		294	328

			2,718

Total Netherlands (Cost $2,816)			2,718

NIGERIA 1.5%
CORPORATE BONDS & NOTES 0.4%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	725

SOVEREIGN ISSUES 1.1%
Nigeria Government International Bonds
6.500% due 11/28/2027		$600	603
7.375% due 09/28/2033		200	190
7.875% due 02/16/2032		600	597
8.250% due 09/28/2051		200	181
8.747% due 01/21/2031		200	208
9.625% due 06/09/2031		200	216
10.375% due 12/09/2034		300	334

			2,329

Total Nigeria (Cost $2,950)			3,054

OMAN 1.1%
SOVEREIGN ISSUES 1.1%
Oman Government International Bonds
5.625% due 01/17/2028		$600	616
6.000% due 08/01/2029		600	633
6.500% due 03/08/2047		300	324
7.000% due 01/25/2051		500	565

Total Oman (Cost $1,949)			2,138

PAKISTAN 0.6%
SOVEREIGN ISSUES 0.6%
Pakistan Government International Bonds
6.000% due 04/08/2026		$500	499
6.875% due 12/05/2027		400	402
8.875% due 04/08/2051		300	277

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Pakistan (Cost $1,174)			1,178

PANAMA 1.3%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	240
Banco General SA 5.250% due 05/07/2031 •(i)(j)		400	377

			617

SOVEREIGN ISSUES 1.0%
Panama Government International Bonds
4.300% due 04/29/2053		300	220
4.500% due 04/01/2056		900	660
4.500% due 01/19/2063		300	219
6.853% due 03/28/2054		600	610
7.875% due 03/01/2057		200	226

			1,935

Total Panama (Cost $2,933)			2,552

PARAGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Paraguay Government International Bonds
4.700% due 03/27/2027		$143	144
6.100% due 08/11/2044		200	206
6.650% due 03/04/2055		200	213
7.900% due 02/09/2031	PYG	3,116,000	429
8.500% due 03/04/2035		1,502,000	205

Total Paraguay (Cost $1,159)			1,197

PERU 2.7%
CORPORATE BONDS & NOTES 2.0%
Banco de Credito del Peru SA 5.850% due 01/11/2029		$500	524
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,200	672
10.100% due 12/15/2043		1,700	527
InRetail Consumer 3.250% due 03/22/2028		$500	487
Kallpa Generacion SA 5.875% due 01/30/2032		200	210
Niagara Energy SAC 5.746% due 10/03/2034		300	309
Petroleos del Peru SA
4.750% due 06/19/2032		600	522
5.625% due 06/19/2047		1,000	740

			3,991

SOVEREIGN ISSUES 0.7%
Peru Government International Bonds
3.230% due 07/28/2121		200	112
3.300% due 03/11/2041		200	156
5.500% due 03/30/2036		300	306
5.875% due 08/08/2054		370	373
6.200% due 06/30/2055		300	312
6.900% due 08/12/2037	PEN	200	60
6.950% due 08/12/2031		561	179

			1,498

Total Peru (Cost $5,456)			5,489

PHILIPPINES 1.5%
CORPORATE BONDS & NOTES 0.3%
San Miguel Global Power Holdings Corp. 8.125% due 12/02/2029 •(i)		$500	509

SOVEREIGN ISSUES 1.2%
Philippines Government International Bonds
2.650% due 12/10/2045		200	135
2.950% due 05/05/2045		400	287
3.700% due 03/01/2041		1,000	853

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

9.500% due 02/02/2030		900	1,087

			2,362

Total Philippines (Cost $3,253)			2,871

POLAND 1.2%
CORPORATE BONDS & NOTES 0.1%
ORLEN SA 6.000% due 01/30/2035		$200	209

SOVEREIGN ISSUES 1.1%
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		400	422
6.250% due 07/09/2054		400	418
Republic of Poland Government International Bonds
5.375% due 02/12/2035		400	416
5.500% due 04/04/2053		650	632
5.500% due 03/18/2054		400	388

			2,276

Total Poland (Cost $2,425)			2,485

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
Nakilat, Inc. 6.067% due 12/31/2033		$74	78
QatarEnergy 3.300% due 07/12/2051		1,000	706

Total Qatar (Cost $922)			784

REPUBLIC OF KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Gas Corp. 3.500% due 10/21/2029		$200	194

Total Republic of Korea (Cost $193)			194

ROMANIA 2.1%
SOVEREIGN ISSUES 2.1%
Romania Government International Bonds
2.625% due 12/02/2040	EUR	300	226
2.750% due 04/14/2041		100	76
2.875% due 04/13/2042		400	302
3.000% due 02/27/2027		$1,100	1,075
3.500% due 04/03/2034	EUR	200	201
5.250% due 03/10/2030		500	605
5.250% due 05/30/2032		100	117
5.625% due 05/30/2037		500	562
6.375% due 09/18/2033		300	370
6.750% due 07/11/2039		300	359
7.625% due 01/17/2053		$300	321

Total Romania (Cost $4,304)			4,214

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Foreign Bonds - Eurobond 5.625% due 04/04/2042		$300	210

Total Russia (Cost $294)			210

SAUDI ARABIA 3.7%
CORPORATE BONDS & NOTES 1.2%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	195
4.250% due 04/16/2039		1,000	912
5.250% due 07/17/2034		400	412
5.875% due 07/17/2064		400	395

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

6.375% due 06/02/2055		500	533

			2,447

SOVEREIGN ISSUES 2.5%
Saudi Government International Bonds
3.450% due 02/02/2061		200	131
3.750% due 01/21/2055		400	290
4.500% due 10/26/2046 (k)		3,800	3,300
5.000% due 01/16/2034 (k)		600	615
5.375% due 01/13/2031		200	210
5.625% due 01/13/2035		500	534

			5,080

Total Saudi Arabia (Cost $8,423)			7,527

SENEGAL 0.7%
SOVEREIGN ISSUES 0.7%
Senegal Government International Bonds
4.750% due 03/13/2028	EUR	300	308
5.375% due 06/08/2037		200	154
6.250% due 05/23/2033		$300	218
7.750% due 06/10/2031		800	648

Total Senegal (Cost $1,625)			1,328

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia International Bonds
1.650% due 03/03/2033	EUR	500	490
6.000% due 06/12/2034		$400	418

Total Serbia (Cost $989)			908

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
Flex Ltd. 4.875% due 06/15/2029		$100	101
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		200	212

Total Singapore (Cost $300)			313

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bonds 5.000% due 09/19/2033		$700	724

Total Slovenia (Cost $695)			724

SOUTH AFRICA 2.3%
CORPORATE BONDS & NOTES 0.4%
Eskom Holdings 8.450% due 08/10/2028		$500	536
Sasol Financing USA LLC 8.750% due 05/03/2029		300	312

			848

SOVEREIGN ISSUES 1.9%
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	3,900	208
8.875% due 02/28/2035		25,300	1,439
Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$400	396
5.000% due 10/12/2046		300	225
5.750% due 09/30/2049		600	481
5.875% due 04/20/2032		200	203
7.100% due 11/19/2036		300	313
7.300% due 04/20/2052		300	289

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

7.950% due 11/19/2054	300	306

		3,860

Total South Africa (Cost $4,676)		4,708

SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.5%
LG Chem Ltd. 1.375% due 07/07/2026 (k)	$400	391
SK Hynix, Inc. 6.500% due 01/17/2033	600	662

		1,053

SOVEREIGN ISSUES 0.2%
Korea National Oil Corp. 4.875% due 04/03/2029	400	409

Total South Korea (Cost $1,432)		1,462

SPAIN 0.1%
CORPORATE BONDS & NOTES 0.1%
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 8.499% due 06/30/2032	$200	211

Total Spain (Cost $200)		211

SRI LANKA 0.6%
SOVEREIGN ISSUES 0.6%
Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ	$259	243
3.350% due 03/15/2033 þ	308	265
3.600% due 06/15/2035 þ	43	32
3.600% due 05/15/2036 þ	238	211
3.600% due 02/15/2038 þ	276	247
4.000% due 04/15/2028	248	238

Total Sri Lanka (Cost $1,052)		1,236

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
African Development Bank 5.875% due 05/07/2035 •(i)(j)	$500	501
African Export-Import Bank 2.634% due 05/17/2026	600	593

Total Supranational (Cost $1,101)		1,094

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(i)	$200	203
7.125% due 06/10/2035 •(i)	200	207

Total Thailand (Cost $400)		410

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.2%
National Gas Co. of Trinidad & Tobago Ltd. 6.050% due 01/15/2036	$200	185
Trinidad Generation UnLtd. 7.750% due 06/16/2033	200	210

		395

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bonds 5.950% due 01/14/2031	300	307

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Trinidad and Tobago (Cost $679)			702

TURKEY 5.9%
CORPORATE BONDS & NOTES 0.5%
Turkcell Iletisim Hizmetleri AS 7.450% due 01/24/2030		$400	417
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		269	265
Turkiye Vakiflar Bankasi TAO 7.250% due 07/31/2030		300	307

			989

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
SOCAR Turkey Enerji AS 5.535% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	1,000	1,177
Turkiye Vakiflar Bankasi TAO 5.014% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,179

			2,356

SOVEREIGN ISSUES 4.2%
Hazine Mustesarligi Varlik Kiralama AS 6.750% due 09/01/2030		$400	415
Republic of Turkiye 6.500% due 01/03/2035		200	197
Turkiye Government Bonds
40.314% (BISTREFI) due 06/16/2027 ~	TRY	19,400	469
42.493% (BISTREFI) due 05/20/2026 ~		1,400	34
42.493% (BISTREFI) due 08/19/2026 ~		3,300	80
42.493% (BISTREFI) due 05/17/2028 ~		32,200	762
Turkiye Government International Bonds
4.875% due 04/16/2043		$700	521
5.750% due 05/11/2047		1,400	1,113
5.875% due 06/26/2031		500	493
6.000% due 01/14/2041		600	525
6.875% due 03/17/2036		1,200	1,210
7.125% due 02/12/2032		500	518
7.125% due 07/17/2032		200	207
7.625% due 05/15/2034		500	531
9.125% due 07/13/2030		700	793
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		200	204
7.500% due 02/06/2028		400	414

			8,486

Total Turkey (Cost $12,192)			11,831

UGANDA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Uganda Government Bonds
14.375% due 02/03/2033	UGX	342,000	90
15.000% due 06/18/2043		662,800	164
15.800% due 06/23/2039		42,000	11

Total Uganda (Cost $244)			265

UKRAINE 0.8%
SOVEREIGN ISSUES 0.8%
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		$118	62
0.000% due 02/01/2034 þ(g)		440	183
0.000% due 02/01/2035 þ(g)		371	181
0.000% due 02/01/2036 þ(g)		153	75
0.000% due 08/01/2041 ~		120	96
4.500% due 02/01/2029 þ		200	137
4.500% due 02/01/2034 þ		1,038	583
4.500% due 02/01/2035 þ		401	221
4.500% due 02/01/2036 þ		337	183

Total Ukraine (Cost $1,533)			1,721

UNITED ARAB EMIRATES 2.5%
CORPORATE BONDS & NOTES 1.6%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$400	393
5.375% due 05/08/2029		200	208

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

5.500% due 05/08/2034		200	212
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		1,000	950
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		200	199
DP World Ltd. 6.850% due 07/02/2037		400	460
MDGH GMTN RSC Ltd. 5.084% due 05/22/2053		200	188
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	682

			3,292

SOVEREIGN ISSUES 0.9%
Abu Dhabi Government International Bonds
3.125% due 09/30/2049		1,200	873
3.875% due 04/16/2050		200	164
5.500% due 04/30/2054		400	419
Finance Department Government of Sharjah 4.375% due 03/10/2051		400	293

			1,749

Total United Arab Emirates (Cost $5,112)			5,041

UNITED KINGDOM 2.0%
CORPORATE BONDS & NOTES 1.8%
Barclays PLC 3.250% due 02/12/2027	GBP	100	132
HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	200
5.210% due 08/11/2028 •		200	204
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	116	118
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$2,800	2,110
Standard Chartered Bank
0.000% due 11/03/2025 «(f)	PKR	55,500	179
0.000% due 12/01/2025 «(f)		63,300	204
Vedanta Resources Finance II PLC
9.125% due 10/15/2032 (a)		$400	400
9.475% due 07/24/2030		200	202

			3,749

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding 6 PLC 4.913% due 01/17/2059 •	GBP	141	190
Rochester Financing No. 3 PLC 4.686% due 12/18/2044 •		109	147
Tower Bridge Funding PLC 4.706% due 12/20/2063 •		43	57

			394

Total United Kingdom (Cost $3,787)			4,143

UNITED STATES 7.1%
ASSET-BACKED SECURITIES 1.4%
C-BASS Trust 3.110% due 01/25/2037 þ		$544	152
Countrywide Asset-Backed Certificates Trust
4.752% due 02/25/2037 •		158	155
5.397% due 11/25/2035 •		248	246
Morgan Stanley ABS Capital I, Inc. Trust
5.037% due 01/25/2035 •		69	71
5.067% due 03/25/2034 •		259	276
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.052% due 09/25/2035 •		500	461
Soundview Home Loan Trust 5.172% due 10/25/2037 •		106	83
Wells Fargo Home Equity Asset-Backed Securities Trust 4.912% due 03/25/2037 •		1,500	1,425

			2,869

CORPORATE BONDS & NOTES 1.0%
Beignet 6.850% due 06/01/2049 «(a)		1,000	1,000
Credit Suisse AG AT1 Claim		200	26
DAE Funding LLC 3.375% due 03/20/2028		200	194

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Rio Oil Finance Trust
8.200% due 04/06/2028	258	267
9.750% due 01/06/2027	217	225
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)	537	409

		2,121

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Mortgage Trust 5.046% due 02/25/2036 ~	1	1
BCAP LLC Trust 4.148% due 05/26/2037 ~	473	424
Bear Stearns ARM Trust
4.208% due 05/25/2047 ~	5	4
Benchmark Mortgage Trust 3.666% due 01/15/2051 ~	1,000	985
Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~	9	9
CitiMortgage Alternative Loan Trust 4.922% due 10/25/2036 •	63	49
Countrywide Alternative Loan Trust 4.622% due 05/25/2036 •	112	42
GSR Mortgage Loan Trust 4.668% due 01/25/2036 ~	1	1
IndyMac INDA Mortgage Loan Trust 3.431% due 11/25/2037 ~	53	43
IndyMac INDX Mortgage Loan Trust
4.632% due 02/25/2037 •	123	118
4.912% due 07/25/2045 •	62	48
Lehman XS Trust
4.652% due 09/25/2046 •	90	81
4.772% due 08/25/2037 •	107	105
Morgan Stanley Mortgage Loan Trust 6.035% due 06/25/2036 ~	1	1
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	827	828
STARM Mortgage Loan Trust 4.567% due 10/25/2037 ~	30	26
WaMu Mortgage Pass-Through Certificates Trust
4.200% due 02/25/2037 ~	10	9
4.577% due 03/25/2036 ~	84	76
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 4.903% due 02/25/2047 •	111	103

		2,953

U.S. GOVERNMENT AGENCIES 1.6%
Federal National Mortgage Association 4.000% due 07/01/2048	22	21
Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2055	350	320
4.000% due 11/01/2055	500	471
4.500% due 10/01/2055	750	727
5.000% due 11/01/2055	800	793
5.500% due 11/01/2055	950	957

		3,289

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.250% due 05/15/2042 (n)	100	84
4.625% due 05/15/2054 (n)	50	49
4.750% due 11/15/2043 (n)	2,700	2,730
U.S. Treasury Notes
4.375% due 11/30/2030 (n)	400	411

		3,274

Total United States (Cost $14,549)		14,506

URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bonds
5.100% due 06/18/2050	$300	285
5.442% due 02/14/2037	200	209

Total Uruguay (Cost $481)		494

UZBEKISTAN 0.6%
CORPORATE BONDS & NOTES 0.4%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029	$200	217

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

21.000% due 07/24/2027	UZS	2,980,000	259
Uzbekneftegaz JSC 4.750% due 11/16/2028		$400	382

			858

SOVEREIGN ISSUES 0.2%
Republic of Uzbekistan International Bonds 3.900% due 10/19/2031		400	368

Total Uzbekistan (Cost $1,123)			1,226

VENEZUELA 0.8%
CORPORATE BONDS & NOTES 0.4%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$150	24
5.500% due 04/12/2037 ^(c)		3,250	530
6.000% due 11/15/2026 ^(c)		1,200	196

			750

SOVEREIGN ISSUES 0.4%
Venezuela Government International Bonds
7.650% due 04/21/2035 ^(c)		100	21
7.750% due 10/13/2029 ^(c)		2,140	405
9.250% due 09/15/2027 ^(c)		1,190	290
9.250% due 05/07/2028 ^(c)		180	42
9.375% due 01/13/2034 ^(c)		40	11
11.950% due 08/05/2031 ^(c)		560	135

			904

Total Venezuela (Cost $4,734)			1,654

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bonds 0.500% due 12/31/2053		$200	135

Total Zambia (Cost $136)			135

SHORT-TERM INSTRUMENTS 1.8%
NIGERIA TREASURY BILLS 1.4%
29.239% due 10/07/2025 - 06/29/2026 ~(e)(f)	NGN	4,436,741	2,789

U.S. TREASURY BILLS 0.4%
4.308% due 10/21/2025 (e)(f)(n)		$836	834

Total Short-Term Instruments (Cost $3,432)			3,623

Total Investments in Securities (Cost $210,186)			205,100

		SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III		407,375	3,967

Total Short-Term Instruments (Cost $3,966)			3,967

Total Investments in Affiliates (Cost $3,966)			3,967

Total Investments 103.0% (Cost $214,152)			$209,067
Financial Derivative Instruments(l)(m)(0.6)%(Cost or Premiums, net $(277))			(1,288)
Other Assets and Liabilities, net (2.4)%			(4,872)

Net Assets 100.0%			$202,907

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	3.950%	09/24/2025	TBD(2)	$(321)	$(322)
4.300	09/19/2025	TBD(2)	(372)	(373)
4.330	09/19/2025	TBD(2)	(579)	(580)
BRC	4.300	09/19/2025	TBD(2)	(2,336)	(2,339)
MYI	3.500	09/19/2025	TBD(2)	(435)	(435)
3.900	09/19/2025	TBD(2)	(297)	(297)
3.950	09/19/2025	TBD(2)	(156)	(156)
NOM	4.070	09/19/2025	TBD(2)	(664)	(665)
SCX	4.000	09/19/2025	TBD(2)	(1,101)	(1,102)

Total Reverse Repurchase Agreements	$(6,269)

(k)	Securities with an aggregate market value of $6,744 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(7,697) at a weighted average interest rate of 4.388%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Future December Futures	12/2025	2	$281	$3	$1	$0
U.S. Treasury 2-Year Note December Futures	12/2025	34	7,086	5	4	0
U.S. Treasury 5-Year Note December Futures	12/2025	177	19,328	20	7	0
U.S. Treasury 10-Year Note December Futures	12/2025	371	41,738	246	0	(6)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

U.S. Treasury Ultra Long-Term Bond December Futures				12/2025	10	1,201	32		0	(6)

							$306		$12	$(12)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund December Futures				12/2025	5	$(755)	$(1)		$0	$(2)
Euro-Schatz December Futures				12/2025	9	(1,130)	1		0	0

							$0		$0	$(2)

Total Futures Contracts							$306		$12	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly		12/20/2027	$1,000	$57	$(60)	$(3)	$0	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly		06/20/2028	900	56	(57)	(1)	0	0
CDX.EM-42 5-Year Index	(1.000)	Quarterly		12/20/2029	1,900	44	(28)	16	1	0

						$157	$(145)	$12	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-44 5-Year Index	1.000%	Quarterly		12/20/2030	$100	$(2)	$0	$(2)	$0	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$5,700	$212	$(405)	$(193)	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	400	2	(27)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	1,500	(44)	62	18	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	3,625	(17)	53	36	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	2,920	(94)	65	(29)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	5,552	(8)	14	6	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	5,315	(32)	33	1	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,300	(174)	99	(75)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	8,200	230	(211)	19	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	200	3	(24)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	400	(2)	18	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	400	(2)	18	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	300	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	300	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	200	(1)	10	9	0	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		680	(37)	29	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		2,900	(123)	(18)	(141)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,500	8	(23)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		700	(11)	7	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		800	58	(28)	30	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,000	(7)	0	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		400	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		100	6	(5)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		500	(2)	10	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,300	(10)	120	110	4	0
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027	BRL	6,400	0	51	51	0	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027		5,700	0	(37)	(37)	0	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		2,200	0	0	0	0	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	5,400	7	73	80	4	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		5,400	0	12	12	0	(4)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(20)	(20)	0	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	(11)	(11)	0	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	12,400	15	(5)	10	0	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		56,100	0	(30)	(30)	0	0
Pay	6-Month CZK-PRIBOR	3.080	Annual	10/03/2029		34,000	0	(27)	(27)	0	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		51,000	0	62	62	0	(1)
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		40,900	19	27	46	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	300	(1)	20	19	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		300	(1)	21	20	0	0
Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029		1,100	33	(6)	27	1	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		800	4	(2)	2	2	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	27	26	1	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		6,100	14	(23)	(9)	0	(20)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		40	(1)	0	(1)	0	0
Pay	6-Month HUF-BBR	5.955	Annual	05/08/2030	HUF	912,000	0	(40)	(40)	0	(2)

							$34	$(55)	$(21)	$20	$(41)

Total Swap Agreements							$189	$(200)	$(11)	$21	$(41)

Cash of $2,446 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	EUR	14,914		$17,395	$0	$(115)
	10/2025		$196	CAD	272	0	0
	11/2025	CAD	272		$196	0	0
BOA	10/2025	JPY	2,033		14	0	0
	10/2025		$86	JPY	12,687	0	(1)
	10/2025		21	NZD	36	0	0
	10/2025		55	PEN	204	4	0
	11/2025	DOP	8,117		$127	0	(2)
	11/2025	NZD	36		21	0	0
	11/2025		$14	JPY	2,026	0	0
	02/2026	TRY	12,624		$264	0	(10)
BPS	10/2025	BRL	28,100		4,692	0	(588)
	10/2025	JPY	2,356		16	0	0
	10/2025	TRY	4,866		114	0	(2)
	10/2025	TWD	1,332		45	1	0
	10/2025		$5,252	BRL	28,100	31	(3)
	10/2025		26	CNH	186	0	0
	10/2025		85	PLN	309	0	0
	11/2025	TRY	1,638		$38	0	0
	11/2025		$56	BRL	300	0	0
	11/2025		16	JPY	2,348	0	0
	12/2025	HUF	27,293		$82	1	0
	12/2025		$1,474	MXN	28,001	43	0
	04/2026	BRL	6,500		$1,138	0	(31)
	05/2026		$184	KWD	56	0	0
	06/2026		272		83	1	0
	07/2026		119		36	1	0
	06/2027		70		21	0	0
	05/2029	KWD	280		$964	36	0
	07/2029		62		214	8	0
	05/2030		170		585	20	0
	08/2030		24		82	1	0
BRC	10/2025	CHF	91		113	0	(1)
	10/2025	PLN	59		16	0	0
	10/2025		$96	CHF	77	0	0
	10/2025		110	TRY	4,709	2	0
	11/2025	CHF	77		$96	0	0
	11/2025	TRY	3,297		75	0	(2)
	11/2025		$59	TRY	2,572	1	0
	11/2025	ZAR	3,765		$214	0	(4)
	12/2025		$75	MYR	314	0	0
	02/2026		264	TRY	12,638	11	0
BSH	10/2025	BRL	11,600		$2,181	2	0
	10/2025		$2,133	BRL	11,600	46	0
	10/2025		103	EUR	89	1	0
	10/2025		6	NZD	11	0	0
	11/2025	NZD	11		$6	0	0
	11/2025		$109	PEN	401	7	0
	12/2025		128		457	3	0
	02/2026	PEN	1,710		$489	0	(2)
	04/2026	BRL	12,500		2,201	0	(48)
CBK	10/2025		5,022		909	0	(35)
	10/2025	EUR	695		818	2	0
	10/2025	TWD	4,420		149	4	0
	10/2025		$944	BRL	5,022	0	(1)
	10/2025		49	THB	1,565	0	0
	10/2025		35	TWD	1,058	0	0
	10/2025	ZAR	934		$54	0	0
	12/2025	PEN	953		266	0	(8)
	12/2025	TWD	1,052		35	0	0
	12/2025		$438	EGP	24,993	66	0
DUB	10/2025	EGP	1,404		$25	0	(4)
	10/2025	KRW	14,321		10	0	0
	10/2025		$56	CNH	398	0	0
	10/2025		269	ILS	919	9	0
	10/2025		15	KZT	8,462	0	0
	11/2025	ILS	918		$269	0	(8)
	11/2025	PKR	20,332		69	0	(3)
	11/2025		$136	KZT	75,519	0	0
	11/2025	ZAR	9,092		$519	0	(5)
	12/2025	UGX	253,318		68	0	(4)
	12/2025		$269	EGP	14,415	22	0
	12/2025		236	KZT	129,793	0	(5)
	03/2026		169		97,536	0	(2)
	09/2026	PKR	27,266		$92	0	(1)
FAR	10/2025	AUD	369		239	0	(5)
	10/2025	PLN	66		18	0	0
	10/2025		$241	AUD	369	3	0
	10/2025		17	CHF	14	0	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

	10/2025		24	CNH	173	0	0
	10/2025		49	PLN	179	0	0
	10/2025		58	SGD	75	0	0
	11/2025	AUD	369		$241	0	(3)
	11/2025	CHF	14		17	0	0
	11/2025	SGD	75		58	0	0
	12/2025	MXN	69,808		3,684	0	(97)
GLM	10/2025	BRL	35,500		5,827	0	(843)
	10/2025		$6,583	BRL	35,500	90	(2)
	10/2025		2	CNH	14	0	0
	11/2025	DOP	26,601		$422	5	(6)
	12/2025		$21	EGP	1,062	1	0
	12/2025		73	KZT	40,886	0	(1)
	01/2026	DOP	31,271		$506	12	0
	03/2026		13,102		207	2	0
	03/2026		$958	DOP	62,322	20	0
	04/2026	BRL	25,400		$4,478	1	(92)
JPM	10/2025		22,000		4,136	3	0
	10/2025	CAD	272		197	1	0
	10/2025	KRW	24,789		18	0	0
	10/2025	PLN	39		11	0	0
	10/2025		$3,942	BRL	22,000	191	0
	11/2025	PKR	39,664		$134	0	(6)
	11/2025	ZAR	8,051		459	0	(5)
MBC	10/2025	CNH	143		20	0	0
	10/2025	EUR	1,420		1,671	4	0
	10/2025	JPY	1,168		8	0	0
	10/2025	KRW	19,685		14	0	0
	10/2025	SGD	75		58	0	0
	10/2025		$28	CNH	202	0	0
	10/2025		62	JPY	9,020	0	(1)
	10/2025		115	THB	3,692	0	(1)
	11/2025		20	CNH	143	0	0
	11/2025		8	JPY	1,164	0	0
	12/2025		140	EGP	7,103	4	0
MYI	10/2025	JPY	44,541		$298	0	(3)
	10/2025		$29	CNH	204	0	0
	10/2025		46	PLN	167	0	0
	10/2025		28	TWD	849	0	0
	11/2025		298	JPY	44,387	3	0
	12/2025	CZK	1,174		$57	0	0
	12/2025	TWD	843		28	0	0
	12/2025		$1,118	MXN	21,092	24	0
	10/2026		257	AZN	460	3	0
	10/2027		515		947	0	(6)
NGF	10/2025	KRW	32,831		$24	0	0
	11/2025	TRY	6,693		154	0	(2)
SCX	10/2025	BRL	818		154	0	0
	10/2025	TWD	2,683		91	2	0
	10/2025		$154	BRL	818	0	0
	10/2025		21	CNH	149	0	0
	10/2025		435	GBP	325	2	0
	10/2025		860	JPY	126,237	0	(6)
	10/2025		134	NGN	234,485	24	0
	11/2025	GBP	325		$435	0	(2)
	11/2025	PKR	22,808		79	0	(2)
	12/2025	CZK	271		13	0	0
	12/2025	PKR	26,060		91	0	(1)
	12/2025	UGX	253,325		68	0	(4)
	12/2025		$154	BRL	830	0	0
SOG	10/2025	BRL	6,139		$1,154	1	0
	10/2025	JPY	97,000		652	0	(4)
	10/2025	NZD	46		27	0	0
	10/2025		$1,150	BRL	6,139	3	0
	10/2025		19,922	EUR	16,940	0	(33)
	11/2025	EUR	16,940		$19,962	33	0
	11/2025		$652	JPY	96,664	4	0
	12/2025	BRL	6,227		$1,150	0	(3)
SSB	10/2025	GBP	325		438	1	0
	12/2025	PEN	2,932		793	0	(50)
UAG	10/2025	ILS	1,011		303	0	(2)
	10/2025		$27	ILS	92	1	0
	10/2025		46	PLN	167	0	0
	10/2025		54	ZAR	934	0	0
	10/2025	ZAR	934		$54	0	0
	11/2025	ILS	92		27	0	(1)
	11/2025		$75	TRY	3,525	7	0
	11/2025	ZAR	4,095		$232	0	(4)
	12/2025	HUF	19,384		59	1	0
	12/2025	PHP	854		15	0	0

Total Forward Foreign Currency Contracts						$769	$(2,070)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Buy	0.700%	10/15/2025	26,500	$50	$1
Put - OTC CDX.IG-44 5-Year Index	Buy	0.700	11/19/2025	14,792	16	3

Total Purchased Options	$66	$4

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	10/15/2025	42,600	$(51)	$(1)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	11/19/2025	24,407	(16)	(3)

$(67)	$(4)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus TRY	TRY	43.000	01/12/2026	3,954	$(89)	$(13)
Call - OTC USD versus TRY	56.500	01/12/2026	1,546	(62)	(17)
Call - OTC USD versus TRY	56.750	02/03/2026	1,935	(69)	(28)
UAG	Put - OTC USD versus TRY	41.600	11/12/2025	440	(17)	0
Call - OTC USD versus TRY	56.900	11/12/2025	440	(12)	(2)

$(249)	$(60)

Total Written Options	$(316)	$(64)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.611%	$200	$14	$(4)	$10	$0
Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.303	100	3	(4)	0	(1)
Panama Government International Bonds	(1.000)	Quarterly	06/20/2029	1.044	200	5	(5)	0	0
BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.303	100	3	(5)	0	(2)
BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.611	200	13	(4)	9	0
Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.963	2,200	(24)	18	0	(6)
CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.611	100	7	(2)	5	0
GST	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.611	100	7	(2)	5	0
Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.963	700	(8)	6	0	(2)
MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.963	1,200	(14)	10	0	(4)

$6	$8	$29	$(15)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2027	N/A	$300	$(39)	$0	$0	$(39)
Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.228	200	(28)	10	0	(18)
Chile Government International Bonds	1.000	Quarterly	12/20/2025	0.138	1,000	25	(23)	2	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.195	100	1	0	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2025	0.606	800	(21)	22	1	0
BPS	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.583	200	(15)	17	2	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.242	1,000	(5)	22	17	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194	470	2	(1)	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210	1,000	6	0	6	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289	300	0	3	3	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.406	400	1	4	5	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194	600	4	0	4	0
	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593	1,025	2	(1)	1	0
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.793	200	(18)	19	1	0
BRC	Benin Government International Bonds	1.000	Quarterly	06/20/2026	1.079	200	(7)	7	0	0
	Chile Government International Bonds	1.000	Quarterly	06/20/2026	0.149	1,000	17	(11)	6	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.244	100	(3)	3	0	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	3.778	300	(44)	14	0	(30)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634	4,100	58	8	66	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2025	0.632	600	0	1	1	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.201	100	(7)	2	0	(5)
CBK	Benin Government International Bonds	1.000	Quarterly	06/20/2026	1.079	25	(1)	1	0	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.244	150	(5)	5	0	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2030	3.133	100	(13)	4	0	(9)
	Peru Government International Bonds	1.000	Quarterly	12/20/2025	0.186	600	7	(6)	1	0
DUB	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	3.778	200	(33)	13	0	(20)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	588	0	7	7	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	1,059	0	14	14	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.389	100	(10)	4	0	(6)
GLM	Mexico Government International Bonds	1.000	Quarterly	06/20/2029	0.644	400	(2)	7	5	0
GST	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.819	3,600	29	3	32	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2025	0.299	900	1	1	2	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.309	200	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	100	(1)	2	1	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194	1,500	7	2	9	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634	3,600	53	5	58	0
JPM	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2030	3.133	50	(6)	2	0	(4)
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.386	100	0	2	2	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634	300	5	0	5	0
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.611	100	1	1	2	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.201	500	(34)	11	0	(23)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	15.081	100	(21)	6	0	(15)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.195	700	4	3	7	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365	200	(1)	3	2	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487	100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	500	(5)	12	7	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	3.938	20	(5)	3	0	(2)
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	1.295	200	(9)	6	0	(3)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194	1,800	3	8	11	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.103	300	4	(1)	3	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2028	1.840	1,300	(117)	85	0	(32)

							$(222)	$303	$287	$(206)

Total Swap Agreements							$(216)	$311	$316	$(221)

(n)

Securities with an aggregate market value of $1,870 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$230	$0	$230
Angola
Sovereign Issues	0	1,058	0	1,058
Argentina
Sovereign Issues	0	5,213	0	5,213
Armenia
Sovereign Issues	0	734	0	734
Azerbaijan
Corporate Bonds & Notes	0	1,418	0	1,418
Bahrain
Sovereign Issues	0	616	0	616
Bermuda
Corporate Bonds & Notes	0	383	0	383
Brazil
Corporate Bonds & Notes	0	3,530	0	3,530
Sovereign Issues	0	9,445	0	9,445
Bulgaria
Sovereign Issues	0	885	0	885
Cameroon
Sovereign Issues	0	790	0	790
Canada
Corporate Bonds & Notes	0	310	0	310
Cayman Islands
Asset-Backed Securities	0	250	0	250
Convertible Bonds & Notes	0	10	0	10
Corporate Bonds & Notes	0	3,980	1,174	5,154
Sovereign Issues	0	604	0	604
Chile
Corporate Bonds & Notes	0	3,771	0	3,771
Sovereign Issues	0	1,260	0	1,260
Colombia
Corporate Bonds & Notes	0	2,141	0	2,141
Sovereign Issues	0	5,195	0	5,195
Czech Republic
Corporate Bonds & Notes	0	505	0	505
Dominican Republic
Sovereign Issues	0	5,009	0	5,009
Ecuador
Sovereign Issues	0	2,413	0	2,413
Egypt
Sovereign Issues	0	4,116	0	4,116
El Salvador
Corporate Bonds & Notes	0	523	0	523
Sovereign Issues	0	903	0	903
Germany
Loan Participations and Assignments	0	1,158	0	1,158
Ghana
Sovereign Issues	0	1,197	0	1,197
Guatemala
Sovereign Issues	0	2,413	0	2,413
Hong Kong
Corporate Bonds & Notes	0	648	0	648
Hungary
Corporate Bonds & Notes	0	213	0	213
Sovereign Issues	0	4,083	0	4,083
India
Corporate Bonds & Notes	0	432	0	432
Sovereign Issues	0	477	0	477
Indonesia
Corporate Bonds & Notes	0	6,098	0	6,098
Sovereign Issues	0	1,116	0	1,116
Ireland
Corporate Bonds & Notes	0	237	0	237
Loan Participations and Assignments	0	0	1,058	1,058
Sovereign Issues	0	1,573	0	1,573
Isle of Man
Corporate Bonds & Notes	0	106	0	106
Israel
Corporate Bonds & Notes	0	487	0	487
Sovereign Issues	0	826	0	826
Italy
Sovereign Issues	0	211	0	211
Ivory Coast
Loan Participations and Assignments	0	0	1,172	1,172
Sovereign Issues	0	1,989	0	1,989
Jamaica
Corporate Bonds & Notes	0	161	0	161
Jordan
Sovereign Issues	0	907	0	907
Kazakhstan
Corporate Bonds & Notes	0	1,035	0	1,035
Sovereign Issues	0	508	0	508
Kenya
Sovereign Issues	0	1,436	0	1,436

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Kuwait
Sovereign Issues	1,000	0	0	1,000
Latvia
Sovereign Issues	0	516	0	516
Lebanon
Sovereign Issues	0	68	0	68
Luxembourg
Common Stocks	0	0	215	215
Corporate Bonds & Notes	0	3,120	0	3,120
Sovereign Issues	0	2,540	0	2,540
Macedonia
Sovereign Issues	0	612	0	612
Malaysia
Corporate Bonds & Notes	0	693	0	693
Sovereign Issues	0	296	0	296
Mexico
Corporate Bonds & Notes	0	7,701	0	7,701
Sovereign Issues	0	6,696	0	6,696
Mongolia
Sovereign Issues	0	212	0	212
Morocco
Corporate Bonds & Notes	0	633	0	633
Sovereign Issues	0	147	0	147
Namibia
Sovereign Issues	0	298	0	298
Netherlands
Corporate Bonds & Notes	0	2,718	0	2,718
Nigeria
Corporate Bonds & Notes	0	725	0	725
Sovereign Issues	0	2,329	0	2,329
Oman
Sovereign Issues	0	2,138	0	2,138
Pakistan
Sovereign Issues	0	1,178	0	1,178
Panama
Corporate Bonds & Notes	0	617	0	617
Sovereign Issues	0	1,935	0	1,935
Paraguay
Sovereign Issues	0	1,197	0	1,197
Peru
Corporate Bonds & Notes	0	3,991	0	3,991
Sovereign Issues	0	1,498	0	1,498
Philippines
Corporate Bonds & Notes	0	509	0	509
Sovereign Issues	0	2,362	0	2,362
Poland
Corporate Bonds & Notes	0	209	0	209
Sovereign Issues	0	2,276	0	2,276
Qatar
Corporate Bonds & Notes	0	784	0	784
Republic of Korea
Sovereign Issues	0	194	0	194
Romania
Sovereign Issues	0	4,214	0	4,214
Russia
Sovereign Issues	0	210	0	210
Saudi Arabia
Corporate Bonds & Notes	0	2,447	0	2,447
Sovereign Issues	0	5,080	0	5,080
Senegal
Sovereign Issues	0	1,328	0	1,328
Serbia
Sovereign Issues	0	908	0	908
Singapore
Corporate Bonds & Notes	0	313	0	313
Slovenia
Sovereign Issues	0	724	0	724
South Africa
Corporate Bonds & Notes	0	848	0	848
Sovereign Issues	0	3,860	0	3,860
South Korea
Corporate Bonds & Notes	0	1,053	0	1,053
Sovereign Issues	0	409	0	409
Spain
Corporate Bonds & Notes	0	211	0	211
Sri Lanka
Sovereign Issues	0	1,236	0	1,236
Supranational
Corporate Bonds & Notes	0	1,094	0	1,094
Thailand
Corporate Bonds & Notes	0	410	0	410
Trinidad and Tobago
Corporate Bonds & Notes	0	395	0	395
Sovereign Issues	0	307	0	307
Turkey
Corporate Bonds & Notes	0	989	0	989

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Loan Participations and Assignments	0	0	2,356	2,356
Sovereign Issues	0	8,486	0	8,486
Uganda
Sovereign Issues	0	265	0	265
Ukraine
Sovereign Issues	0	1,721	0	1,721
United Arab Emirates
Corporate Bonds & Notes	0	3,292	0	3,292
Sovereign Issues	0	1,749	0	1,749
United Kingdom
Corporate Bonds & Notes	400	2,966	383	3,749
Non-Agency Mortgage-Backed Securities	0	394	0	394
United States
Asset-Backed Securities	0	2,869	0	2,869
Corporate Bonds & Notes	0	1,121	1,000	2,121
Non-Agency Mortgage-Backed Securities	0	2,953	0	2,953
U.S. Government Agencies	0	3,289	0	3,289
U.S. Treasury Obligations	0	3,274	0	3,274
Uruguay
Sovereign Issues	0	494	0	494
Uzbekistan
Corporate Bonds & Notes	0	858	0	858
Sovereign Issues	0	368	0	368
Venezuela
Corporate Bonds & Notes	0	750	0	750
Sovereign Issues	0	904	0	904
Zambia
Sovereign Issues	0	135	0	135
Short-Term Instruments
Nigeria Treasury Bills	0	2,789	0	2,789
U.S. Treasury Bills	0	834	0	834

$1,400	$196,342	$7,358	$205,100
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,967	$0	$0	$3,967

Total Investments	$5,367	$196,342	$7,358	$209,067

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	32	0	33
Over the counter	0	1,068	21	1,089

$1	$1,100	$21	$1,122
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(53)	0	(55)
Over the counter	(39)	(2,316)	0	(2,355)

$(41)	$(2,369)	$0	$(2,410)

Total Financial Derivative Instruments	$(40)	$(1,269)	$21	$(1,288)

Totals	$5,327	$195,073	$7,379	$207,779

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$1,170	$0	$0	$0	$4	$0	$0	$1,174	$4
Ireland
Loan Participations and Assignments	0	969	0	1	0	88	0	0	1,058	88
Sovereign Issues	287	0	(112)	3	3	2	0	(183)	0	0
Ivory Coast
Loan Participations and Assignments	1,034	0	0	1	0	137	0	0	1,172	137
Luxembourg
Common Stocks	249	0	0	0	0	(34)	0	0	215	(34)
Mexico	0	0	0	0	0	0	0	0	0	0
Netherlands
Common Stocks	0	1	0	0	0	(1)	0	0	0	0
Turkey

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2025 (Unaudited)

Loan Participations and Assignments	1,058	0	0	(1)	0	122	1,177	0	2,356	122
United Kingdom
Corporate Bonds & Notes	719	0	(404)	99	(9)	(22)	0	0	383	(30)
United States
Asset-Backed Securities	196	0	(196)	0	0	0	0	0	0	0
Corporate Bonds & Notes	0	1,000	0	0	0	0	0	0	1,000	0

	$3,543	$3,140	$(712)	$103	$(6)	$296	$1,177	$(183)	$7,358	$287
Financial Derivative Instruments- Assets
Over the counter	$0	$6	$0	$0	$(1)	$16	$0	$0	$21	$16

Totals	$3,543	$3,146	$(712)	$103	$(7)	$312	$1,177	$(183)	$7,379	$303

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes		$1,174	Recent Transaction			Purchase Price			100.000	—
Ireland
Loan Participations and Assignments		1,058	Discounted Cash Flow			Discount Rate			3.832	—
Ivory Coast
Loan Participations and Assignments		1,172	Discounted Cash Flow			Discount Rate			5.531	—
Luxembourg
Common Stocks		215	Indicative Market Quotation			Broker Quote			$21.667	—
Turkey
Loan Participations and Assignments		1,179	Discounted Cash Flow			Discount Rate			4.794	—
		1,177	Third Party Vendor			Broker Quote			100.250	—
United Kingdom
Corporate Bonds & Notes		383	Other Valuation Techniques(3)			-			-	—
United States
Corporate Bonds & Notes		1,000	Recent Transaction			Purchase Price			100.000	—
Financial Derivative Instruments- Assets
Over the counter		21	Indicative Market Quotation			Broker Quote			0.939 – 0.978	0.964

Total		$7,379

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value,the Adviser may elect toobtainBroker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments(such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$171	$53,094	$(49,300)	$1	$1	$3,967	$94	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PKR	Pakistani Rupee
AZN	Azerbaijani Manat	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	PYG	Paraguayan Guarani
CAD	Canadian Dollar	KRW	South Korean Won	SGD	Singapore Dollar
CHF	Swiss Franc	KWD	Kuwaiti Dinar	THB	Thai Baht
CLP	Chilean Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UZS	Uzbekistani Sum
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	EUR006M	6 Month EUR Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$54	$28
4.125% due 07/09/2035 þ		44	21

Total Argentina (Cost $57)			49

AUSTRALIA 1.7%
SOVEREIGN ISSUES 1.7%
Australia Government Bonds
1.750% due 06/21/2051	AUD	50	18
2.500% due 05/21/2030		400	251
New South Wales Treasury Corp.
1.750% due 03/20/2034		400	210
2.000% due 03/08/2033		200	111
Queensland Treasury Corp.
1.500% due 08/20/2032		500	273
1.750% due 07/20/2034		300	155
2.000% due 08/22/2033		1,200	656
Treasury Corp. of Victoria
2.000% due 09/17/2035		300	152
2.250% due 09/15/2033		500	278
4.250% due 12/20/2032		300	196

Total Australia (Cost $2,254)			2,300

BRAZIL 1.8%
SOVEREIGN ISSUES 1.8%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	13,900	2,440

Total Brazil (Cost $2,406)			2,440

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	200	231
4.125% due 07/18/2045		200	227

Total Bulgaria (Cost $455)			458

CANADA 2.2%
CORPORATE BONDS & NOTES 1.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$64	61
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		900	932
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	117
Toronto-Dominion Bank 4.814% due 07/16/2027		$500	509

			1,619

SOVEREIGN ISSUES 1.0%
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)	CAD	143	101
Province of British Columbia 4.150% due 06/18/2034		200	150
Province of Ontario 3.650% due 06/02/2033		600	439
Province of Quebec
3.600% due 09/01/2033		700	510

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

4.450% due 09/01/2034		200	153

			1,353

Total Canada (Cost $2,891)			2,972

CAYMAN ISLANDS 3.0%
ASSET-BACKED SECURITIES 2.7%
Arbor Realty Commercial Real Estate Notes Ltd. 5.822% due 01/15/2037 •		$148	149
BDS Ltd. 5.600% due 12/16/2036 •		183	184
Carlyle Global Market Strategies CLO Ltd. 5.545% due 07/20/2032 •		276	277
CIFC Funding Ltd. 5.530% due 10/24/2030 •		131	131
ICG U.S. CLO Ltd. 5.475% due 10/20/2034 •		500	500
KREF Ltd. 5.584% due 02/17/2039 •		167	168
LCM 30 Ltd. 5.667% due 04/20/2031 •		223	223
MF1 Ltd. 5.484% due 02/19/2037 •		216	216
Northwoods Capital XII-B Ltd. 5.228% due 06/15/2031 •		268	268
OFSI BSL X Ltd. 5.595% due 04/20/2034 •		500	500
Starwood Ltd.
5.450% due 04/18/2038 •		224	225
5.722% due 11/15/2038 •		159	159
Trinitas CLO VI Ltd. 0.000% due 01/25/2034 •(b)		400	400
TRTX Issuer Ltd. 5.793% due 02/15/2039 •		244	245
Voya CLO Ltd. 5.491% due 04/17/2030 •		27	27

			3,672

CORPORATE BONDS & NOTES 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		124	119

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	206

Total Cayman Islands (Cost $3,991)			3,997

CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bonds 4.850% due 01/22/2029		$200	205

Total Chile (Cost $200)			205

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	539	69
Realkredit Danmark AS
1.500% due 10/01/2053		269	35

Total Denmark (Cost $123)			104

FRANCE 7.0%
CORPORATE BONDS & NOTES 0.2%
Credit Agricole SA 6.316% due 10/03/2029 •		$300	316

SOVEREIGN ISSUES 6.8%
French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	800	907
2.750% due 10/25/2027		800	950
2.750% due 02/25/2030		4,300	5,070

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

UNEDIC ASSEO 0.875% due 05/25/2028		2,000	2,260

			9,187

Total France (Cost $8,506)			9,503

GERMANY 1.2%
CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG
3.035% due 05/28/2032 •		$150	137
3.547% due 09/18/2031 •		200	190
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (d)	EUR	1,200	1,344

Total Germany (Cost $1,548)			1,671

IRELAND 2.9%
ASSET-BACKED SECURITIES 2.9%
Accunia European CLO I DAC 2.976% due 07/15/2030 •	EUR	27	32
BBAM European CLO I DAC 2.865% due 07/22/2034 •		500	588
CVC Cordatus Loan Fund XI DAC 2.676% due 10/15/2031 •		120	141
CVC Cordatus Opportunity Loan Fund-R DAC 2.876% due 08/15/2033 •		461	542
Grosvenor Place CLO DAC 3.266% due 01/15/2039 •		500	589
Harvest CLO XXI DAC 1.040% due 07/15/2031		270	312
Hayfin Emerald CLO XIV DAC 3.205% due 01/22/2039 •		600	706
Jubilee CLO DAC 2.676% due 04/15/2031 •		237	278
Man GLG Euro CLO V DAC 2.704% due 12/15/2031 •		89	105
Rockford Tower Europe CLO DAC 2.904% due 01/24/2035 •		600	704

Total Ireland (Cost $3,748)			3,997

ISRAEL 1.0%
SOVEREIGN ISSUES 1.0%
Israel Government International Bonds
5.375% due 03/12/2029		$200	206
5.375% due 02/19/2030		700	723
5.500% due 03/12/2034		200	206
5.750% due 03/12/2054		200	189

Total Israel (Cost $1,285)			1,324

ITALY 2.4%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	300	348

SOVEREIGN ISSUES 2.1%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	202
Italy Buoni Poliennali Del Tesoro 2.100% due 08/26/2027	EUR	2,300	2,694

			2,896

Total Italy (Cost $3,254)			3,244

JAPAN 7.1%
CORPORATE BONDS & NOTES 0.4%
Mitsubishi UFJ Financial Group, Inc. 4.527% due 09/12/2031 •		$200	201

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		300	309

			510

SOVEREIGN ISSUES 6.7%
Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	587
4.000% due 08/28/2027		$300	301
Japan Finance Organization for Municipalities 2.375% due 09/08/2027	EUR	2,300	2,701
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	195,848	1,347
Japan Government Five Year Bonds 0.400% due 06/20/2029		110,000	724
Japan Government Forty Year Bonds 2.200% due 03/20/2064		60,000	311
Japan Government Thirty Year Bonds
0.700% due 06/20/2051		14,000	56
2.200% due 06/20/2054		56,000	316
2.300% due 12/20/2054		213,000	1,229
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		140,000	735
2.000% due 12/20/2044		80,000	496
2.400% due 03/20/2045		47,000	310

			9,113

Total Japan (Cost $10,090)			9,623

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Verdelite Static CLO Ltd. 5.455% due 07/20/2032 •		$396	396

Total Jersey, Channel Islands (Cost $396)			396

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Bonds
4.016% due 10/09/2028 (b)		$300	300
4.136% due 10/09/2030 (b)		200	200
4.652% due 10/09/2035 (b)		200	200

Total Kuwait (Cost $700)			700

LUXEMBOURG 0.6%
SOVEREIGN ISSUES 0.6%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$800	813

Total Luxembourg (Cost $798)			813

MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government Bonds 2.632% due 04/15/2031	MYR	700	161

Total Malaysia (Cost $150)			161

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$300	312

Total Netherlands (Cost $300)			312

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	194

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Total Norway (Cost $219)			194

PERU 1.7%
SOVEREIGN ISSUES 1.7%
Peru Government Bonds
6.850% due 08/12/2035	PEN	300	91
7.300% due 08/12/2033		4,500	1,445
7.600% due 08/12/2039		1,400	442
Peru Government International Bonds
6.150% due 08/12/2032		100	31
6.900% due 08/12/2037		1,200	362

Total Peru (Cost $2,145)			2,371

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$100	103
5.125% due 09/18/2034		200	205
5.375% due 02/12/2035		100	104

Total Poland (Cost $398)			412

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	180

Total Qatar (Cost $199)			180

ROMANIA 1.0%
SOVEREIGN ISSUES 1.0%
Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	207
2.000% due 01/28/2032		100	97
2.000% due 04/14/2033		100	92
2.124% due 07/16/2031		100	100
2.750% due 04/14/2041		100	76
2.875% due 04/13/2042		100	76
5.000% due 09/27/2026		300	361
5.250% due 03/10/2030		100	121
5.250% due 05/30/2032		100	117
5.625% due 05/30/2037		100	112

Total Romania (Cost $1,434)			1,359

SAUDI ARABIA 2.1%
CORPORATE BONDS & NOTES 0.2%
Saudi Arabian Oil Co. 6.375% due 06/02/2055		$200	213

SOVEREIGN ISSUES 1.9%
Saudi Government International Bonds
3.375% due 03/05/2032	EUR	300	356
3.750% due 03/05/2037		100	116
4.750% due 01/18/2028		$300	304
4.750% due 01/16/2030		1,100	1,125
5.125% due 01/13/2028		400	409
5.375% due 01/13/2031		200	210

			2,520

Total Saudi Arabia (Cost $2,608)			2,733

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia International Bonds
1.000% due 09/23/2028	EUR	100	109
2.050% due 09/23/2036		100	92

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Total Serbia (Cost $231)			201

SINGAPORE 0.6%
SOVEREIGN ISSUES 0.6%
Singapore Government Bonds
2.375% due 07/01/2039	SGD	117	95
3.250% due 06/01/2054		777	758

Total Singapore (Cost $665)			853

SOUTH AFRICA 2.5%
SOVEREIGN ISSUES 2.5%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	1,700	78
8.000% due 01/31/2030		13,000	756
8.750% due 02/28/2048		1,800	90
8.875% due 02/28/2035		43,900	2,497

Total South Africa (Cost $3,226)			3,421

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp. 5.375% due 11/15/2026		$300	305

Total South Korea (Cost $300)			305

SPAIN 4.7%
SOVEREIGN ISSUES 4.7%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	120
Spain Government Bonds
0.000% due 01/31/2028 (d)		1,650	1,843
2.400% due 05/31/2028		1,050	1,238
3.150% due 04/30/2035		200	234
3.450% due 10/31/2034		2,490	2,993

Total Spain (Cost $6,112)			6,428

SUPRANATIONAL 0.7%
SOVEREIGN ISSUES 0.7%
European Union 3.750% due 10/12/2045	EUR	800	930

Total Supranational (Cost $932)			930

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS Group AG
6.442% due 08/11/2028 •		$300	312
6.537% due 08/12/2033 •		600	662
9.016% due 11/15/2033 •		300	376

Total Switzerland (Cost $1,192)			1,350

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.2%
Abu Dhabi Developmental Holding Co. PJSC 4.500% due 05/06/2030		$200	203

SOVEREIGN ISSUES 0.3%
Abu Dhabi Government International Bonds 5.500% due 04/30/2054		400	419

Total United Arab Emirates (Cost $592)			622

UNITED KINGDOM 3.9%
CORPORATE BONDS & NOTES 1.6%
HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	99
4.041% due 03/13/2028 •		200	200

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

4.787% due 03/10/2032 •	EUR	200	252
NatWest Group PLC 4.892% due 05/18/2029 •		$400	406
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		300	314
Standard Chartered PLC
2.608% due 01/12/2028 •		200	196
2.678% due 06/29/2032 •		300	268
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	400	483

			2,218

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Eurohome U.K. Mortgages PLC 4.255% due 06/15/2044 •	GBP	49	66
Eurosail-U.K. PLC 5.055% due 06/13/2045 •		72	97
Towd Point Mortgage Funding - Granite 6 PLC 4.978% due 07/20/2053 •		360	486
Tower Bridge Funding PLC 4.777% due 12/20/2066 •		489	659

			1,308

SOVEREIGN ISSUES 1.3%
U.K. Gilts
4.375% due 07/31/2054		500	563
5.375% due 01/31/2056		900	1,189

			1,752

Total United Kingdom (Cost $5,277)			5,278

UNITED STATES 90.1%
ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp. Home Equity Loan Trust 5.172% due 08/25/2035 •		$336	334
C-BASS Trust 4.392% due 11/25/2036 •		12	5
Citigroup Mortgage Loan Trust, Inc. 5.262% due 07/25/2035 •		439	424
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		193	196
Countrywide Asset-Backed Certificates 4.672% due 08/25/2034 •		53	53
Countrywide Asset-Backed Certificates Trust
4.712% due 06/25/2047 •		435	421
5.012% due 08/25/2047 •		41	40
GSAMP Trust 4.772% due 05/25/2046 •		307	296
Morgan Stanley ABS Capital I, Inc. Trust
4.382% due 03/25/2037 •		727	310
4.772% due 08/25/2036 •		1,653	830
NovaStar Mortgage Funding Trust 4.812% due 05/25/2036 •		500	487
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		454	136
Securitized Asset-Backed Receivables LLC Trust 4.372% due 12/25/2036 •		4	2
SMB Private Education Loan Trust
1.290% due 07/15/2053		93	89
5.365% due 07/15/2053 •		23	23
5.822% due 02/16/2055 •		152	154
Soundview Home Loan Trust 4.772% due 11/25/2036 •		376	358
Terwin Mortgage Trust 5.212% due 11/25/2033 •		7	7
Washington Mutual Asset-Backed Certificates WMABS Trust 3.845% due 10/25/2036 •		28	10

			4,175

CORPORATE BONDS & NOTES 5.0%
Athene Global Funding 5.516% due 03/25/2027		200	204
Bank of America Corp. 5.511% due 01/24/2036 •		300	314
Bayer U.S. Finance II LLC 4.250% due 12/15/2025		200	200
Beignet 6.850% due 06/01/2049 «(b)		1,400	1,400
Boeing Co. 6.259% due 05/01/2027		100	103

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

British Airways Pass-Through Trust 3.350% due 12/15/2030		42	40
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500% due 03/01/2042		100	72
GA Global Funding Trust 2.250% due 01/06/2027		150	146
GLP Capital LP/GLP Financing II, Inc. 5.300% due 01/15/2029		200	204
JPMorgan Chase & Co.
4.505% due 10/22/2028 •		400	404
5.140% due 01/24/2031 •		400	413
Kraton Corp. 5.000% due 07/15/2027		300	305
Morgan Stanley
2.674% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	400	471
5.652% due 04/13/2028 •		$500	511
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		300	307
Pacific Gas & Electric Co. 4.000% due 12/01/2046		100	75
PacifiCorp 5.100% due 02/15/2029		150	154
Philip Morris International, Inc. 5.125% due 02/13/2031		150	155
Wells Fargo & Co.
5.211% due 12/03/2035 •		400	409
5.244% due 01/24/2031 •		500	517
5.499% due 01/23/2035 •		300	313

			6,717

MUNICIPAL BONDS & NOTES 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033		100	100
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		88	91

			191

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust 5.450% due 09/25/2035 ~		2	2
American Home Mortgage Assets Trust
4.462% due 05/25/2046 •		82	73
4.482% due 10/25/2046 •		208	104
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		373	377
Banc of America Funding Trust
4.376% due 10/20/2046 ~		38	32
5.500% due 01/25/2036		10	10
6.063% due 02/20/2036 ~		23	22
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		218	189
BCAP LLC Trust
4.612% due 01/25/2037 •		82	77
5.250% due 04/26/2037		283	157
Bear Stearns ALT-A Trust
4.164% due 08/25/2036 ~		92	42
4.838% due 09/25/2035 ~		43	23
4.850% due 11/25/2035 ~		37	29
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~		1	1
4.208% due 05/25/2047 ~		54	49
5.033% due 08/25/2033 ~		2	2
5.862% due 10/25/2033 ~		1	1
5.912% due 11/25/2034 ~		1	1
6.896% due 05/25/2034 ~		3	3
Bear Stearns Structured Products, Inc. Trust 3.965% due 12/26/2046 ~		29	23
BX Commercial Mortgage Trust 4.994% due 10/15/2036 •		119	119
Chase Mortgage Finance Trust 4.933% due 07/25/2037 ~		9	7
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.452% due 07/25/2036 •		141	133
CHL Mortgage Pass-Through Trust
3.850% due 05/25/2047 ~		38	32
4.732% due 05/25/2035 •		21	19
4.812% due 04/25/2046 •		900	259
4.852% due 04/25/2035 •		1	1
4.872% due 03/25/2035 •		278	158
4.892% due 02/25/2035 •		164	153
4.912% due 03/25/2035 •		22	19
4.932% due 02/25/2035 •		2	2
5.032% due 09/25/2034 •		1	1
5.097% due 11/25/2034 ~		3	3

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

5.500% due 10/25/2035	30	15
6.248% due 02/20/2036 •	115	108
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	661	549
6.190% due 09/25/2035 •	1	1
6.560% due 10/25/2035 •	72	70
Countrywide Alternative Loan Trust
4.445% due 12/20/2046 •	138	122
4.622% due 05/25/2037 •	33	10
4.670% due 03/20/2046 •	41	39
4.670% due 07/20/2046 •	78	66
4.832% due 02/25/2037 •	48	40
4.856% due 11/25/2035 ~	66	62
5.250% due 06/25/2035	6	4
5.653% due 11/25/2035 •	7	7
6.000% due 04/25/2037	38	16
6.193% due 11/25/2035 •	7	7
6.250% due 08/25/2037	16	7
6.500% due 06/25/2036	88	40
CSMC Trust
2.500% due 07/25/2056 ~	69	58
6.500% due 07/26/2036	103	22
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 þ	73	63
GCAT Trust
3.000% due 04/25/2052 ~	323	279
4.250% due 05/25/2067 ~	504	483
GreenPoint Mortgage Funding Trust 4.812% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~	75	62
GSR Mortgage Loan Trust
4.844% due 06/25/2034 ~	1	1
5.191% due 09/25/2035 ~	20	19
5.880% due 03/25/2033 •	1	1
HarborView Mortgage Loan Trust 5.003% due 12/19/2036 •	46	43
IndyMac INDX Mortgage Loan Trust 4.049% due 09/25/2035 ~	66	54
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	508	440
3.000% due 03/25/2052 ~	475	413
3.000% due 04/25/2052 ~	489	426
3.000% due 05/25/2052 ~	726	630
4.471% due 01/25/2037 ~	48	38
5.583% due 02/25/2035 ~	1	1
5.945% due 11/25/2033 ~	1	1
Luminent Mortgage Trust 4.992% due 04/25/2036 •	142	126
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	381
MASTR Adjustable Rate Mortgages Trust 5.859% due 05/25/2034 ~	107	104
MASTR Alternative Loan Trust 4.672% due 03/25/2036 •	44	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.705% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
4.692% due 02/25/2036 •	14	14
6.054% due 02/25/2033 ~	2	1
Merrill Lynch Mortgage-Backed Securities Trust 4.360% due 04/25/2037 ~	3	2
MFA Trust 6.105% due 12/25/2068 þ	317	320
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	174	168
2.750% due 11/25/2059 ~	156	150
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.350% due 10/25/2035 ~	4	3
NYO Commercial Mortgage Trust 5.360% due 11/15/2038 •	400	399
OBX Trust 4.922% due 06/25/2057 •	50	49
One New York Plaza Trust 5.215% due 01/15/2036 •	500	492
PMT Loan Trust 2.500% due 07/25/2051 ~	300	250
PRPM Trust 6.221% due 11/25/2068 þ	350	353
RALI Trust
4.692% due 04/25/2046 •	117	29
6.000% due 12/25/2036	111	93
RFMSI Trust 5.500% due 11/25/2035	20	16
Structured Adjustable Rate Mortgage Loan Trust
6.336% due 02/25/2034 ~	1	1

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Structured Asset Mortgage Investments II Trust
4.652% due 07/25/2046 •	153	108
4.692% due 05/25/2036 •	28	19
4.712% due 05/25/2036 •	140	116
4.712% due 09/25/2047 •	125	112
4.748% due 07/19/2035 •	13	13
4.832% due 02/25/2036 •	111	93
4.948% due 03/19/2034 •	1	1
Structured Asset Securities Corp. 4.552% due 01/25/2036 •	60	50
Suntrust Alternative Loan Trust 4.922% due 12/25/2035 •	106	92
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	174	159
2.710% due 01/25/2060 ~	115	112
2.900% due 10/25/2059 ~	528	508
4.541% due 10/27/2064 ~	596	598
WaMu Mortgage Pass-Through Certificates Trust
3.714% due 01/25/2037 ~	8	7
4.009% due 06/25/2037 ~	20	18
4.159% due 09/25/2036 ~	27	24
4.161% due 12/25/2036 ~	12	11
4.357% due 12/25/2036 ~	2	2
4.812% due 12/25/2045 •	8	8
4.853% due 02/25/2047 •	114	106
4.892% due 01/25/2045 •	1	1
4.912% due 01/25/2045 •	1	1
5.201% due 07/25/2046 •	67	61
5.553% due 08/25/2042 •	1	1
5.644% due 02/25/2033 ~	15	14
5.771% due 06/25/2033 ~	1	1
6.187% due 03/25/2034 ~	4	4
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.093% due 07/25/2046 •	28	17

		11,536

U.S. GOVERNMENT AGENCIES 62.6%
Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051	199	168
3.000% due 03/01/2045	136	124
3.500% due 10/01/2039	35	34
6.000% due 04/01/2054 - 08/01/2054	8,668	8,908
6.500% due 12/01/2053	226	234
6.771% due 04/01/2037 •	8	8
Federal Home Loan Mortgage Corp. Reference REMICS 6.000% due 04/15/2036	63	67
Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	57	3
4.810% due 01/15/2038 •	57	56
5.296% due 11/25/2054 •	546	547
5.306% due 03/25/2055 •	446	444
5.336% due 08/25/2055 •	294	296
5.756% due 03/25/2055 •	678	684
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.751% due 09/25/2031 •	3	3
5.353% due 10/25/2044 •	10	9
Federal National Mortgage Association
3.000% due 08/01/2042 - 03/01/2060	437	385
3.500% due 10/01/2034 - 01/01/2059	514	473
4.000% due 06/01/2050	98	93
6.000% due 01/01/2054 - 09/01/2054	6,617	6,792
6.007% due 12/01/2034 •	1	1
6.526% due 11/01/2034 •	4	4
Federal National Mortgage Association REMICS
4.871% due 06/25/2036 •	5	5
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044	6	7
Government National Mortgage Association
3.000% due 12/20/2052	425	380
3.500% due 10/20/2052 - 07/20/2055	6,726	6,139
6.000% due 09/20/2038	1	1
Government National Mortgage Association REMICS
3.000% due 07/20/2046	2	2
5.179% due 04/20/2074 •	478	478
Government National Mortgage Association, TBA
2.500% due 11/01/2055	600	517
3.000% due 11/01/2055	3,800	3,393
3.500% due 11/01/2055	500	456
6.500% due 11/01/2055	4,500	4,622
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055	1,100	966
4.000% due 11/01/2055	600	565
5.000% due 11/01/2055	24,900	24,681

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

6.500% due 10/01/2055		22,600	23,358

			84,903

U.S. TREASURY OBLIGATIONS 10.8%
U.S. Treasury Bonds
1.875% due 02/15/2041 (l)		300	211
2.250% due 08/15/2049		400	255
2.375% due 11/15/2049		300	196
3.000% due 02/15/2048		400	302
3.000% due 08/15/2048		175	132
3.375% due 11/15/2048 (l)		1,400	1,125
4.125% due 08/15/2044 (h)		3,650	3,389
4.500% due 11/15/2054 (h)		3,100	2,986
4.625% due 02/15/2055 (h)		2,000	1,967
U.S. Treasury Inflation Protected Securities(f)
1.750% due 01/15/2028 (j)		2,159	2,195
3.875% due 04/15/2029		314	344
0.125% due 10/15/2025		124	124
0.125% due 07/15/2031		362	338
0.125% due 01/15/2032		117	107
0.625% due 07/15/2032		111	105
1.125% due 01/15/2033		868	841

			14,617

Total United States (Cost $124,366)			122,139

SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 1.1%
Air Lease Corp. 4.560% due 10/07/2025		$250	250
AMETEK, Inc. 4.570% due 11/20/2025		350	348
Crown Castle, Inc. 4.620% due 10/23/2025		250	249
HCA, Inc. 4.650% due 10/17/2025		250	250
Targa Resources Corp. 4.380% due 10/17/2025		400	399

			1,496

REPURCHASE AGREEMENTS (g) 0.6%			800

NIGERIA TREASURY BILLS 0.6%
31.499% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	1,285,770	762

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (d)(e)	ZAR	1,200	66

Total Short-Term Instruments (Cost $3,056)			3,124

Total Investments in Securities (Cost $196,104)			196,169

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		35,775	348

Total Short-Term Instruments (Cost $348)			348

Total Investments in Affiliates (Cost $348)			348

Total Investments 144.8% (Cost $196,452)			$196,517
Financial Derivative Instruments(i)(k)(0.2)%(Cost or Premiums, net $2,518)			(208)
Other Assets and Liabilities, net (44.6)%			(60,584)

Net Assets 100.0%			$135,725

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Coupon represents a yield to maturity.
(f)						Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.980%	07/10/2025	TBD(2)	EUR	256	France Government International Bonds 3.000% due 06/25/2049			$(250)	$300	$302
MEI	1.960	07/11/2025	TBD(2)		426	France Government International Bonds 3.000% due 06/25/2049			(416)	500	502

Total Repurchase Agreements									$(666)	$800	$804

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BSN					4.380%	09/25/2025	10/02/2025		$(1,024)		$(1,025)
CIB					4.270	09/18/2025	10/09/2025		(5,067)		(5,075)
DEU					4.340	09/24/2025	10/01/2025		(93)		(93)

Total Reverse Repurchase Agreements											$(6,193)

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

France (0.6)%
Sovereign Issues (0.6)%
French Republic Government Bonds OAT						3.000%	06/25/2049	EUR	800	$(799)	$(782)

	Total France									(799)	(782)

United States (13.8)%
U.S. Government Agencies (13.8)%
Fannie Mae, TBA						2.000%	11/01/2055		$12,200	(9,832)	(9,837)
Uniform Mortgage-Backed Security, TBA						2.000	10/01/2040		2,300	(2,131)	(2,114)
Uniform Mortgage-Backed Security, TBA						2.500	10/01/2055		800	(660)	(674)
Uniform Mortgage-Backed Security, TBA						3.500	11/01/2055		800	(734)	(731)
Uniform Mortgage-Backed Security, TBA						4.500	10/01/2055		200	(189)	(194)
Uniform Mortgage-Backed Security, TBA						5.500	11/01/2055		660	(666)	(665)
Uniform Mortgage-Backed Security, TBA						6.000	11/01/2055		4,500	(4,598)	(4,597)

	Total United States									(18,810)	(18,812)

Total Short Sales (14.4)%										$(19,609)	$(19,594)

(h)						Securities with an aggregate market value of $6,066 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)						Includes accrued interest.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(6,787) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	6	$6	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	6	6	(1)	(1)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	2	2	(1)	(1)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	1	1	0	0
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	1	1	(1)	0

$(4)	$(3)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	6	$6	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	6	6	(2)	(1)

$(3)	$(2)

Total Written Options	$(7)	$(5)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2025	7	$495	$(2)	$1	$0
Euro-BTP Future December Futures	12/2025	53	7,457	69	24	0
Long Guilt December Futures	12/2025	26	3,176	8	14	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	116	12,667	5	4	0
U.S. Treasury 10-Year Note December Futures	12/2025	42	4,725	39	0	(1)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	63	7,250	70	0	(4)

$189	$43	$(6)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2025	110	$(8,251)	$14	$0	$(57)
Canada Government 5-Year Bond December Futures	12/2025	11	(911)	(11)	0	(2)
Canada Government 10-Year Bond December Futures	12/2025	4	(352)	(7)	0	(2)
Euro-Bobl December Futures	12/2025	49	(6,777)	(2)	0	(9)
Euro-Bund December Futures	12/2025	55	(8,302)	(49)	2	(22)
Euro-Buxl 30-Year Bond December Futures	12/2025	2	(269)	(6)	1	(3)
Euro-Oat December Futures	12/2025	83	(11,825)	(108)	0	(28)
Euro-Schatz December Futures	12/2025	98	(12,309)	14	0	(2)
Japan Government 10-Year Bond December Futures	12/2025	30	(27,546)	261	22	(22)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	19	(2,281)	(56)	10	0

$50	$35	$(147)

Total Futures Contracts	$239	$78	$(153)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$1,800	$(10)	$(12)	$(22)	$0	$(1)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	7,500	(12)	(61)	(73)	0	(1)

$(22)	$(73)	$(95)	$0	$(2)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin(5)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029		$300	$6	$1	$7	$0	$0
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		52,200	1,021	180	1,201	4	0
CDX.IG-45 5-Year Index		1.000	Quarterly	12/20/2030		27,600	622	12	634	5	0

							$1,649	$193	$1,842	$9	$0

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	7,500	$(27)	$(135)	$(162)	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		300	2	0	2	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		13,700	42	57	99	8	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		600	(3)	0	(3)	1	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		7,800	16	(65)	(49)	13	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		100	1	1	2	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		100	4	(1)	3	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		400	7	6	13	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	40,000	0	(6)	(6)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		739,200	(13)	(60)	(73)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		356,000	(5)	(83)	(88)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	1	(6)	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		560,000	(60)	(87)	(147)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		190,000	23	(48)	(25)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		660,150	(44)	(59)	(103)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	308	570	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		530,000	(252)	(362)	(614)	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		14,800	(2)	12	10	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	8,700	(36)	40	4	0	(16)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035		1,800	1	(28)	(27)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$43	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		1,200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		700	10	(10)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		1,300	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	89	90	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,400	23	(12)	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,150	587	(176)	411	0	(7)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		1,400	(10)	1	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		9,800	54	9	63	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	21	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		500	0	(7)	(7)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		4,670	(7)	12	5	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		4,469	(27)	28	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		1,400	23	0	23	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		3,300	(55)	(3)	(58)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		3,400	(6)	(405)	(411)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(292)	(340)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,600	18	(32)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		4,750	294	(120)	174	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		2,475	(28)	12	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,500	82	(29)	53	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		2,400	(47)	28	(19)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,780	(10)	(4)	(14)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		1,698	(43)	(2)	(45)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,070	136	1	137	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		700	0	3	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		200	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		540	0	(16)	(16)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		260	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		800	0	27	27	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		200	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		500	0	16	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		980	123	0	123	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		246	1	(1)	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		315	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	20	(5)	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	0	(1)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		220	(7)	0	(7)	0	(1)
Pay(6)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	25,170	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(15)	(18)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		26,000	(148)	(177)	(325)	36	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		900	0	2	2	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,700	9	32	41	9	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		300	2	3	5	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		6,700	42	(39)	3	23	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,300	21	(3)	18	4	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		1,300	1	(5)	(4)	5	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	133	169	1	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		6,000	(23)	(5)	(28)	2	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		900	0	(14)	(14)	1	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,000	0	(18)	(18)	2	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		3,200	0	(19)	(19)	3	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		3,800	4	53	57	4	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		1,590	(3)	(2)	(5)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		2,870	(13)	17	4	10	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(49)	(28)	2	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		200	(14)	(91)	(105)	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	64	64	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		4,100	61	236	297	0	(10)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		950	(16)	(1)	(17)	0	(8)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(18)	(18)	1	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	4,500	(9)	31	22	0	0
Pay	CAONREPO	3.898	Annual	06/19/2026		5,400	(1)	56	55	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026		5,100	0	52	52	0	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		2,000	(9)	44	35	1	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		100	(10)	5	(5)	0	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		900	29	8	37	2	0
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		3,900	(11)	43	32	11	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		900	9	(15)	(6)	0	(5)

							$971	$(1,080)	$(109)	$188	$(106)

Total Swap Agreements							$2,598	$(960)	$1,638	$197	$(108)

(j)

Securities with an aggregate market value of $1,008 and cash of $4,155 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $4 and liability of $(4) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		10/2025		NZD	134			$78	$1		$0
		10/2025			$33		AUD	50	0		0
		10/2025			491		CAD	683	0		0
		10/2025			1,842		EUR	1,580	12		0
		11/2025		AUD	50			$33	0		0
		11/2025		CAD	682			491	0		0
		11/2025			$78		NZD	134	0		(1)
BOA		10/2025		CNH	64			$9	0		0
		10/2025		JPY	24,679			166	0		(2)
		10/2025		NZD	94			54	0		0
		10/2025		PEN	108			31	0		0
		10/2025			$145		EUR	124	0		0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

	10/2025		100	ILS	337	2	0
	10/2025		225	INR	19,917	0	(1)
	10/2025		161	KRW	222,287	0	(2)
	10/2025		40	PLN	144	0	0
	10/2025		242	RON	1,044	0	(1)
	11/2025		50	ILS	166	1	0
	11/2025		114	JPY	17,000	2	0
	11/2025		54	NZD	94	0	0
	11/2025	ZAR	17,149		$983	0	(6)
	12/2025		$9	TRY	386	0	0
	03/2026	CZK	636	EUR	26	0	0
	03/2026	EUR	73	CZK	1,790	0	0
BPS	10/2025	BRL	3,700		$608	0	(87)
	10/2025	EUR	142	RON	723	0	0
	10/2025		553		$653	4	0
	10/2025	IDR	13,553,621		818	7	(2)
	10/2025	INR	18,531		210	2	0
	10/2025	JPY	19,763		133	0	(1)
	10/2025	NZD	93		54	1	0
	10/2025	TRY	3,338		78	0	(2)
	10/2025	TWD	33,846		1,127	17	(1)
	10/2025		$677	BRL	3,700	19	0
	10/2025		1,021	CNH	7,270	0	0
	10/2025		128	CNY	914	0	0
	10/2025		124	EUR	106	0	0
	10/2025		1,052	IDR	17,368,623	0	(11)
	10/2025		1,066	KRW	1,473,849	0	(15)
	10/2025		570	PLN	2,075	1	0
	10/2025		161	TWD	4,859	0	(1)
	11/2025	IDR	2,172,478		$130	0	0
	11/2025	INR	12,461		140	0	0
	11/2025	KRW	112,145		80	0	0
	11/2025		$19	BRL	100	0	0
	11/2025		414	CNY	2,933	0	(1)
	11/2025		150	ILS	504	2	0
	11/2025		133	JPY	19,695	1	0
	11/2025		54	NZD	93	0	(1)
	12/2025	CNH	191		$27	0	0
	12/2025	TWD	3,657		122	1	0
	12/2025		$27	CNY	191	0	0
	12/2025		148	HUF	49,262	0	(1)
	12/2025		274	IDR	4,618,189	2	0
	03/2026	CZK	1,153	EUR	47	0	0
	04/2026	BRL	1,900		$333	0	(9)
BRC	10/2025		432		81	0	0
	10/2025	CHF	1,273		1,595	0	(4)
	10/2025	GBP	937		1,266	5	0
	10/2025	NOK	12		1	0	0
	10/2025		$81	BRL	432	0	0
	10/2025		1,786	CHF	1,432	13	0
	10/2025		159	GBP	118	0	(1)
	10/2025		323	PLN	1,180	2	0
	10/2025		633	TRY	27,201	15	0
	11/2025	AUD	136		$90	0	0
	11/2025		$1,595	CHF	1,268	4	0
	11/2025		1,266	GBP	937	0	(5)
	11/2025		1	NOK	12	0	0
	11/2025		1,218	TRY	53,128	9	0
	11/2025	ZAR	3,039		$173	0	(3)
	12/2025	TRY	3,025		69	0	0
	12/2025		$370	MYR	1,550	0	(1)
	12/2025		226	TRY	10,007	3	0
	01/2026	EUR	225	RON	1,156	0	0
BSH	10/2025	BRL	3,700		$696	1	0
	10/2025	EUR	165		192	0	(2)
	10/2025	NZD	28		16	0	0
	10/2025		$680	BRL	3,700	15	0
	11/2025	PEN	2,596		$706	0	(40)
	11/2025		$16	NZD	28	0	0
	12/2025	PEN	1,561		$430	0	(19)
	12/2025		$243	PEN	864	6	0
	02/2026	PEN	288		$82	0	0
	04/2026	BRL	3,900		686	0	(15)
CBK	10/2025	AUD	379		247	0	(4)
	10/2025	CAD	58		42	0	0
	10/2025	CNH	64		9	0	0
	10/2025	CNY	64		9	0	0
	10/2025	IDR	9,084,615		548	5	(1)
	10/2025	INR	24,973		281	0	0
	10/2025	JPY	11,300		77	1	0
	10/2025	NOK	1,172		117	0	0
	10/2025	PEN	574		164	0	(1)
	10/2025	SGD	4,226		3,300	24	0
	10/2025	TWD	40,642		1,371	36	0
	10/2025		$300	CNH	2,135	0	(1)
	10/2025		531	CNY	3,772	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

	10/2025		64	DKK	408	1	0
	10/2025		911	EUR	780	5	0
	10/2025		280	IDR	4,605,358	0	(4)
	10/2025		959	INR	84,227	0	(12)
	10/2025		253	JPY	37,000	0	(3)
	10/2025		261	SEK	2,475	2	0
	10/2025		94	THB	3,028	0	0
	10/2025		520	TWD	15,840	0	(1)
	10/2025	ZAR	754		$43	0	0
	11/2025		$279	CNY	1,979	0	(1)
	11/2025		154	COP	642,581	9	0
	11/2025		111	ILS	373	1	0
	11/2025		281	INR	25,022	0	0
	11/2025		117	NOK	1,172	0	0
	11/2025	ZAR	2,379		$137	0	0
	12/2025	CNH	298		42	0	0
	12/2025	TWD	28,860		951	1	(3)
	12/2025		$4,238	BRL	23,801	170	0
	12/2025		68	CNY	480	0	0
	12/2025		284	IDR	4,769,436	1	0
	12/2025		11	KZT	6,167	0	0
	12/2025		4	TRY	164	0	0
	01/2026	CNH	312		$44	0	0
	01/2026	JPY	20,000		147	11	0
	01/2026	TWD	6,058		201	0	0
	01/2026		$44	CNY	311	0	0
	02/2026	PEN	616		$168	0	(9)
	03/2026	HKD	6,889		889	1	0
	03/2026	PEN	2,416		686	0	(7)
CIB	10/2025		$76	INR	6,702	0	(1)
DUB	10/2025	EUR	277	RON	1,413	1	0
	10/2025	IDR	4,434,819		$271	5	0
	10/2025	INR	40,562		457	0	0
	10/2025		$2,191	CNH	15,578	0	(5)
	10/2025		449	IDR	7,330,512	0	(10)
	10/2025		170	ILS	579	5	0
	10/2025		474	INR	41,901	0	(3)
	10/2025		85	KRW	117,587	0	(1)
	10/2025		36	KZT	20,031	0	0
	11/2025	ILS	579		$170	0	(5)
	11/2025	INR	3,538		40	0	0
	11/2025		$104	CNY	733	0	0
	11/2025		457	INR	40,642	0	0
	11/2025		23	KZT	12,820	0	0
	11/2025	ZAR	7,339		$419	0	(4)
	12/2025		$26	EGP	1,337	1	0
	12/2025		127	KZT	67,506	0	(7)
	03/2026		29		16,742	0	0
FAR	10/2025	AUD	4,838		$3,138	0	(63)
	10/2025	CHF	228		286	0	0
	10/2025	EUR	106		124	0	(1)
	10/2025	NZD	65		38	0	0
	10/2025	TWD	2,337		77	0	0
	10/2025		$3,317	AUD	5,080	45	0
	10/2025		957	CNH	6,792	0	(3)
	10/2025		910	INR	80,298	0	(7)
	10/2025		5,669	JPY	833,453	0	(34)
	10/2025		689	PLN	2,514	3	0
	10/2025		6,772	SGD	8,722	0	(11)
	11/2025	AUD	5,080		$3,319	0	(45)
	11/2025	PEN	647		176	0	(10)
	11/2025	SGD	8,700		6,772	10	0
	11/2025		$286	CHF	227	0	0
	11/2025		124	EUR	106	1	0
	11/2025		38	NZD	65	0	0
	12/2025		1,999	MXN	37,910	55	0
GLM	10/2025	BRL	9,600		$1,569	0	(234)
	10/2025	CHF	30		37	0	0
	10/2025	IDR	4,645,954		279	0	0
	10/2025	ILS	241		71	0	(2)
	10/2025	RON	1,049	EUR	206	0	0
	10/2025		$1,775	BRL	9,600	29	(1)
	10/2025		75	CNH	535	0	0
	10/2025		281	IDR	4,647,302	0	(3)
	10/2025		261	INR	22,882	0	(3)
	10/2025		60	RON	260	0	0
	11/2025	EUR	144		740	1	0
	11/2025		$134	CNY	946	0	0
	11/2025		30	ILS	101	0	0
	11/2025		258	TRY	11,283	2	0
	11/2025	ZAR	1,579		$91	0	0
	12/2025	BRL	1,885		339	0	(10)
	12/2025	MXN	187		10	0	0
	12/2025	PEN	283		81	0	(1)
	12/2025	TRY	1,119		24	0	(1)
	12/2025		$24	EGP	1,214	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

	12/2025		274	IDR	4,579,692	0	0
	01/2026	EUR	206	RON	1,060	0	0
	01/2026	JPY	40,000		$297	24	0
	04/2026	BRL	8,100		1,428	0	(29)
IND	10/2025	AUD	255		167	0	(2)
	10/2025	DKK	444		69	0	0
	11/2025		$69	DKK	443	0	0
JPM	10/2025	BRL	2,688		$505	0	0
	10/2025	CAD	624		452	3	0
	10/2025	CNH	237		33	0	0
	10/2025	DKK	308		48	0	0
	10/2025	HUF	19,350	EUR	48	0	(2)
	10/2025	IDR	8,761,315		$525	0	0
	10/2025	KRW	373,911		269	3	0
	10/2025	PEN	70		20	0	0
	10/2025	SGD	335		261	1	0
	10/2025		$136	AUD	206	0	0
	10/2025		493	BRL	2,688	12	0
	10/2025		336	EUR	286	1	(1)
	10/2025		149	GBP	111	0	0
	10/2025		827	IDR	13,734,713	0	(4)
	10/2025		110	ILS	369	2	0
	10/2025		147	KRW	203,519	0	(2)
	10/2025		27	KZT	14,905	0	0
	10/2025		213	PLN	782	2	0
	11/2025	HUF	24,217	EUR	60	0	(2)
	11/2025		$48	DKK	307	0	0
	11/2025	ZAR	6,499		$371	0	(4)
	12/2025	HUF	19,351		58	0	0
	06/2026	ZAR	1,200		68	0	0
MBC	10/2025	CHF	33		41	0	0
	10/2025	CNH	5,870		824	0	0
	10/2025	EUR	33	RON	166	0	0
	10/2025		581		$688	6	0
	10/2025	GBP	1,358		1,830	5	(1)
	10/2025	IDR	437,084		27	0	0
	10/2025	JPY	15,212		103	0	0
	10/2025	KRW	1,248,694		895	5	0
	10/2025	NOK	12		1	0	0
	10/2025	SGD	4,163		3,249	21	0
	10/2025	THB	2		0	0	0
	10/2025		$167	CHF	131	0	(2)
	10/2025		1,189	CNH	8,453	0	(3)
	10/2025		1,540	EUR	1,308	0	(4)
	10/2025		974	KRW	1,358,806	0	(6)
	10/2025		136	NZD	231	0	(2)
	10/2025		289	SEK	2,772	5	0
	10/2025		332	THB	10,704	0	(1)
	11/2025		824	CNH	5,856	0	0
	11/2025		1,831	GBP	1,358	1	(5)
	11/2025		30	ILS	100	0	0
	11/2025		113	JPY	16,746	0	0
	11/2025		1	NOK	12	0	0
	12/2025		9	EGP	475	0	0
	01/2026	CNH	389		$55	0	0
	01/2026		$55	CNY	388	0	0
	03/2026	HKD	868		$112	0	0
MYI	10/2025	IDR	1,753,993		107	1	0
	10/2025	JPY	373,662		2,503	0	(24)
	10/2025		$1,125	CNH	8,003	0	(1)
	10/2025		9	CNY	63	0	0
	10/2025		63	JPY	9,277	0	0
	10/2025		311	PLN	1,125	0	(1)
	10/2025		268	TWD	8,063	0	(3)
	11/2025		97	CNY	688	0	0
	11/2025		2,503	JPY	372,369	24	0
	12/2025	CZK	2,246	EUR	89	0	(4)
	12/2025	EUR	154	CZK	3,791	1	0
	12/2025	TWD	8,010		$268	3	0
	12/2025		$68	CZK	1,410	0	0
	02/2026	CZK	1,239	EUR	50	0	0
NGF	10/2025		$252	IDR	4,174,011	0	(2)
	10/2025		133	KRW	184,501	0	(1)
	10/2025		136	TRY	5,879	2	0
	12/2025		214		9,363	1	0
SCX	10/2025	BRL	290		$55	0	0
	10/2025	GBP	471		631	0	(3)
	10/2025	IDR	5,060,660		303	0	0
	10/2025	INR	29,266		329	0	0
	10/2025	JPY	75,819		516	4	0
	10/2025	PEN	220		63	0	(1)
	10/2025	TWD	27,606		930	23	0
	10/2025		$55	BRL	290	0	0
	10/2025		819	CNH	5,820	0	(2)
	10/2025		54	DKK	344	1	0
	10/2025		282	IDR	4,630,875	0	(4)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

10/2025	1,259	INR	111,131	0	(9)
10/2025	181	JPY	26,622	0	(1)
10/2025	111	TWD	3,315	0	(2)
11/2025	24	CNY	171	0	0
11/2025	631	GBP	471	4	0
11/2025	289	INR	25,781	0	0
11/2025	1	JPY	81	0	0
12/2025	55	BRL	294	0	0
12/2025	51	CNY	362	0	0
12/2025	16	CZK	325	0	0
12/2025	303	IDR	5,073,451	0	0
01/2026	CNH	602	$85	0	0
01/2026	$85	CNY	601	0	0
SOG	10/2025	BRL	3,617	$678	0	(2)
10/2025	EUR	2,779	3,268	5	0
10/2025	JPY	813,741	5,469	0	(34)
10/2025	SEK	5,278	559	0	(2)
10/2025	$680	BRL	3,617	0	(1)
10/2025	2,957	JPY	434,923	0	(17)
10/2025	106	NZD	183	0	(1)
10/2025	56	RON	244	0	0
11/2025	COP	639,254	$157	0	(5)
11/2025	EUR	575	RON	2,943	2	0
11/2025	$3,274	EUR	2,779	0	(5)
11/2025	5,469	JPY	810,927	34	0
11/2025	559	SEK	5,267	2	0
12/2025	EUR	138	RON	707	0	0
12/2025	$678	BRL	3,668	2	0
03/2026	86	CLP	83,011	1	0
SSB	10/2025	3,420	GBP	2,538	0	(8)
UAG	10/2025	ILS	1,103	$331	0	(2)
10/2025	THB	1,288	40	0	0
10/2025	$17	ILS	58	1	0
10/2025	10	INR	925	0	0
10/2025	121	NOK	1,236	2	0
10/2025	338	PLN	1,224	0	(1)
10/2025	110	THB	3,560	0	0
10/2025	44	ZAR	754	0	0
10/2025	ZAR	754	$44	0	0
11/2025	ILS	58	17	0	(1)
11/2025	ZAR	3,306	187	0	(3)
12/2025	EUR	89	CZK	2,246	4	0
12/2025	TRY	751	$16	0	(1)
12/2025	$106	HUF	34,986	0	(1)

Total Forward Foreign Currency Contracts	$784	$(959)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	198	$1	$1
Put - OTC EUR versus HUF	HUF	390.000	12/11/2025	115	1	1
Put - OTC EUR versus HUF	387.000	12/17/2025	327	2	2
Put - OTC USD versus BRL	BRL	5.470	11/18/2025	300	5	8
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	475	1	1
Call - OTC USD versus HKD	7.800	08/24/2026	745	1	1
BPS	Put - OTC EUR versus USD	$1.122	10/14/2025	15	2	0
BRC	Put - OTC EUR versus USD	1.132	10/10/2025	932	3	0
Call - OTC USD versus SEK	SEK	10.200	11/26/2025	272	2	0
GLM	Put - OTC AUD versus USD	$0.625	10/08/2025	344	1	0
Put - OTC EUR versus USD	1.129	10/14/2025	289	1	0
Put - OTC EUR versus USD	1.100	12/17/2025	33	4	1
Put - OTC USD versus BRL	BRL	5.475	12/10/2025	519	8	14
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	116	0	0
JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	561	2	3
Put - OTC EUR versus HUF	HUF	393.000	11/12/2025	251	1	3
Put - OTC EUR versus HUF	386.000	12/16/2025	202	1	1
MBC	Put - OTC AUD versus USD	$0.618	10/10/2025	604	2	0
Put - OTC EUR versus USD	1.098	12/23/2025	34	4	1
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	427	1	0
Call - OTC USD versus HKD	7.800	08/24/2026	222	0	0
MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	210	1	1
Put - OTC EUR versus CZK	24.250	02/13/2026	352	1	2
Put - OTC EUR versus CZK	24.100	03/13/2026	508	2	2
Put - OTC EUR versus USD	$1.145	10/08/2025	703	4	0
Put - OTC EUR versus USD	1.110	11/24/2025	849	4	0
Put - OTC USD versus BRL	BRL	5.480	11/07/2025	700	13	19
Call - OTC USD versus SEK	SEK	10.125	10/14/2025	66	0	0

Total Purchased Options	$68	$61

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.250	11/18/2025	300	$(1)	$(2)
Call - OTC USD versus BRL	5.800	11/18/2025	300	(3)	(1)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	475	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	745	0	(1)
GLM	Put - OTC USD versus BRL	BRL	5.275	12/10/2025	519	(3)	(4)
Call - OTC USD versus BRL	5.800	12/10/2025	519	(6)	(3)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	116	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	427	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	222	0	0
MYI	Put - OTC USD versus BRL	BRL	5.220	11/07/2025	700	(3)	(2)
Call - OTC USD versus BRL	5.770	11/07/2025	700	(8)	(1)

$(24)	$(14)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	600	$(2)	$0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	500	(1)	(2)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	200	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	100	0	0

$(8)	$(4)

Total Written Options	$(32)	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.219%	$200	$(7)	$1	$0	$(6)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	N/A	400	(14)	(1)	0	(15)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.248	100	(4)	0	0	(4)

$(25)	$0	$0	$(25)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$294	$0	$4	$4	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/(Receiv able)	Unrealized Appreciation/( Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$7,429	JPY	1,100,000	$15	$7	$7,427	$(7,405)
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	2,721		400,000	3	2	2,720	(2,715)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	8,118		1,285,000	(102)	11	8,115	(8,206)

								$(84)	$20	$18,262	$(18,326)

Total Swap Agreements								$(109)	$24	$18,266	$(18,351)

(l)

Securities with an aggregate market value of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆					Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)					Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)					At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$49	$0	$49
Australia
Sovereign Issues	0	2,300	0	2,300
Brazil
Sovereign Issues	0	2,440	0	2,440
Bulgaria
Sovereign Issues	0	458	0	458
Canada
Corporate Bonds & Notes	0	1,619	0	1,619
Sovereign Issues	0	1,353	0	1,353
Cayman Islands
Asset-Backed Securities	400	3,272	0	3,672
Corporate Bonds & Notes	0	119	0	119
Sovereign Issues	0	206	0	206
Chile
Sovereign Issues	0	205	0	205
Denmark
Corporate Bonds & Notes	0	104	0	104
France
Corporate Bonds & Notes	0	316	0	316
Sovereign Issues	0	9,187	0	9,187
Germany
Corporate Bonds & Notes	0	1,671	0	1,671
Ireland
Asset-Backed Securities	0	3,997	0	3,997
Israel
Sovereign Issues	0	1,324	0	1,324
Italy
Corporate Bonds & Notes	0	348	0	348
Sovereign Issues	0	2,896	0	2,896
Japan
Corporate Bonds & Notes	0	510	0	510
Sovereign Issues	0	9,113	0	9,113
Jersey, Channel Islands
Asset-Backed Securities	0	396	0	396
Kuwait
Sovereign Issues	700	0	0	700
Luxembourg
Sovereign Issues	0	813	0	813
Malaysia
Sovereign Issues	0	161	0	161
Netherlands
Corporate Bonds & Notes	0	312	0	312
Norway
Sovereign Issues	0	194	0	194
Peru
Sovereign Issues	0	2,371	0	2,371
Poland
Sovereign Issues	0	412	0	412
Qatar
Corporate Bonds & Notes	0	180	0	180
Romania
Sovereign Issues	0	1,359	0	1,359
Saudi Arabia
Corporate Bonds & Notes	0	213	0	213
Sovereign Issues	0	2,520	0	2,520
Serbia
Sovereign Issues	0	201	0	201
Singapore
Sovereign Issues	0	853	0	853
South Africa
Sovereign Issues	0	3,421	0	3,421
South Korea
Sovereign Issues	0	305	0	305
Spain
Sovereign Issues	0	6,428	0	6,428
Supranational
Sovereign Issues	0	930	0	930
Switzerland
Corporate Bonds & Notes	0	1,350	0	1,350
United Arab Emirates
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	419	0	419
United Kingdom
Corporate Bonds & Notes	0	2,218	0	2,218
Non-Agency Mortgage-Backed Securities	0	1,308	0	1,308
Sovereign Issues	0	1,752	0	1,752
United States
Asset-Backed Securities	0	4,175	0	4,175
Corporate Bonds & Notes	0	5,317	1,400	6,717
Municipal Bonds & Notes	0	191	0	191
Non-Agency Mortgage-Backed Securities	0	11,536	0	11,536
U.S. Government Agencies	0	84,903	0	84,903
U.S. Treasury Obligations	0	14,617	0	14,617

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Short-Term Instruments
Commercial Paper	0	1,496	0	1,496
Repurchase Agreements	0	800	0	800
Nigeria Treasury Bills	0	762	0	762
South Africa Treasury Bills	0	66	0	66

$1,100	$193,669	$1,400	$196,169
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$348	$0	$0	$348

Total Investments	$1,448	$193,669	$1,400	$196,517

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(782)	0	(782)
United States
U.S. Government Agencies	0	(18,812)	0	(18,812)

$0	$(19,594)	$0	$(19,594)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	64	211	0	275
Over the counter	0	19,107	4	19,111

$64	$19,318	$4	$19,386
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(149)	(117)	0	(266)
Over the counter	(15)	(19,313)	0	(19,328)

$(164)	$(19,430)	$0	$(19,594)

Total Financial Derivative Instruments	$(100)	$(112)	$4	$(208)

Totals	$1,348	$173,963	$1,404	$176,715

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
United States
Corporate Bonds & Notes	$0	$1,400	$0	$0	$0	$0	$0	$0	$1,400	$0

$0	$1,400	$0	$0	$0	$0	$0	$0	$1,400	$0
Financial Derivative Instruments- Assets
Over the counter	$0	$1	$0	$0	$0	$3	$0	$0	$4	$3

Totals	$0	$1,401	$0	$0	$0	$3	$0	$0	$1,404	$3

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
United States
Corporate Bonds & Notes	$1,400	Recent Transaction	Purchase Price	100.000	—
Financial Derivative Instruments- Assets
Over the counter	$4	Indicative Market Quotation	Broker Quote	0.939	—

Total	$1,404

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,623	$51,925	$(53,200)	$0	$0	$348	$27	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SIBCSORA	Singapore Overnight Rate Average
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Oat	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$28	$15
4.125% due 07/09/2035 þ		24	11

Total Argentina (Cost $30)			26

AUSTRALIA 3.1%
CORPORATE BONDS & NOTES 1.0%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$800	832

SOVEREIGN ISSUES 2.1%
Australia Government Bonds
1.750% due 06/21/2051	AUD	50	18
2.500% due 05/21/2030		100	63
New South Wales Treasury Corp.
1.750% due 03/20/2034		535	281
2.000% due 03/08/2033		100	56
4.750% due 09/20/2035		500	328
Queensland Treasury Corp.
1.750% due 07/20/2034		100	52
2.000% due 08/22/2033		100	54
Treasury Corp. of Victoria
2.000% due 09/17/2035		200	101
2.250% due 09/15/2033		1,000	556
4.250% due 12/20/2032		200	130

			1,639

Total Australia (Cost $2,369)			2,471

BRAZIL 2.0%
SOVEREIGN ISSUES 2.0%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	9,300	1,632

Total Brazil (Cost $1,610)			1,632

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	100	115
4.125% due 07/18/2045		100	114

Total Bulgaria (Cost $227)			229

CANADA 4.7%
CORPORATE BONDS & NOTES 1.9%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$64	61
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	200	212
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$600	622
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	117
Royal Bank of Canada
4.498% due 08/06/2029 •		$200	202
4.851% due 12/14/2026		200	202

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.969% due 08/02/2030 •		100	102

			1,518

SOVEREIGN ISSUES 2.8%
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)	CAD	143	101
Export Development Canada 7.130% due 03/11/2029	INR	13,500	154
Province of British Columbia 4.150% due 06/18/2034	CAD	500	375
Province of Ontario 3.650% due 06/02/2033		900	659
Province of Quebec
3.600% due 09/01/2033		1,100	801
4.450% due 09/01/2034		200	153

			2,243

Total Canada (Cost $3,678)			3,761

CAYMAN ISLANDS 3.6%
ASSET-BACKED SECURITIES 3.0%
37 Capital CLO 1 Ltd. 5.598% due 10/15/2034 •		$450	451
522 Funding CLO Ltd. 5.627% due 10/20/2031 •		106	106
Arbor Realty Commercial Real Estate Notes Ltd. 5.822% due 01/15/2037 •		148	149
Bain Capital Credit CLO Ltd. 5.565% due 07/19/2034 •		300	300
BRSP Ltd. 5.398% due 08/19/2038 •		147	146
Catamaran CLO Ltd. 5.694% due 04/22/2030 •		21	21
LoanCore Issuer Ltd. 5.931% due 01/17/2037 •		187	188
M360 Ltd. 5.750% due 11/22/2038 •		18	17
Starwood Ltd. 5.450% due 04/18/2038 •		90	90
TCW CLO AMR Ltd. 5.484% due 08/16/2034 •		500	501
Voya CLO Ltd. 5.525% due 07/20/2032 •		425	425

			2,394

CORPORATE BONDS & NOTES 0.3%
Sands China Ltd. 5.400% due 08/08/2028		200	205

SOVEREIGN ISSUES 0.3%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	206

Total Cayman Islands (Cost $2,792)			2,805

CHINA 1.4%
SOVEREIGN ISSUES 1.4%
China Government Bonds
1.650% due 05/15/2035	CNY	1,700	235
2.040% due 11/25/2034		1,700	243
2.190% due 09/25/2054		4,800	667

Total China (Cost $1,192)			1,145

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	3
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		808	104
1.500% due 10/01/2052		1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Denmark (Cost $123)			107

FRANCE 6.0%
CORPORATE BONDS & NOTES 0.7%
BPCE SA 5.876% due 01/14/2031 •		$300	313
Credit Agricole SA 5.862% due 01/09/2036 •		250	263

			576

SOVEREIGN ISSUES 5.3%
French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	950	1,077
2.750% due 10/25/2027		850	1,009
2.750% due 02/25/2030		1,800	2,123

			4,209

Total France (Cost $4,344)			4,785

INDONESIA 0.2%
SOVEREIGN ISSUES 0.2%
Indonesia Government International Bonds 4.125% due 01/15/2037	EUR	100	118

Total Indonesia (Cost $102)			118

IRELAND 3.3%
ASSET-BACKED SECURITIES 3.3%
Arbour CLO DAC 3.366% due 05/15/2038 •	EUR	450	531
Arbour CLO VI DAC 3.186% due 11/15/2037 •		300	353
BlueMountain Fuji EUR CLO III DAC 2.746% due 01/15/2031 •		100	117
Cairn CLO X DAC 3.059% due 10/15/2031 •		146	171
CVC Cordatus Loan Fund XI DAC 2.676% due 10/15/2031 •		120	141
Harvest CLO XXI DAC 2.786% due 07/15/2031 •		169	199
Rockford Tower Europe CLO DAC 3.292% due 08/29/2036 •		300	353
Segovia European CLO DAC 2.904% due 07/20/2032 ~		213	251
St. Pauls CLO 3.113% due 01/17/2032 •		461	542

Total Ireland (Cost $2,552)			2,658

ISRAEL 1.2%
SOVEREIGN ISSUES 1.2%
Israel Government International Bonds
5.375% due 03/12/2029		$200	206
5.375% due 02/19/2030		400	413
5.500% due 03/12/2034		200	206
State of Israel 3.800% due 05/13/2060		200	133

Total Israel (Cost $1,001)			958

ITALY 3.2%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	100	116
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	228

			344

SOVEREIGN ISSUES 2.8%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		200	202
Italy Buoni Poliennali Del Tesoro 2.100% due 08/26/2027	EUR	1,400	1,640

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Republic of Italy Government International Bonds 6.000% due 08/04/2028	GBP	300	417

			2,259

Total Italy (Cost $2,665)			2,603

JAPAN 6.8%
CORPORATE BONDS & NOTES 0.9%
Mitsubishi UFJ Financial Group, Inc. 4.527% due 09/12/2031 •		$200	201
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		300	309
Sumitomo Mitsui Trust Bank Ltd. 4.350% due 09/11/2030		200	201

			711

SOVEREIGN ISSUES 5.9%
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	134,716	927
Japan Government Five Year Bonds 0.400% due 06/20/2029		10,000	66
Japan Government Forty Year Bonds 2.200% due 03/20/2064		67,000	347
Japan Government Thirty Year Bonds
0.500% due 03/20/2049		155,000	634
0.700% due 12/20/2048		85,000	370
0.700% due 12/20/2050		13,000	53
0.700% due 03/20/2051		13,000	53
0.700% due 06/20/2051		11,000	44
2.200% due 06/20/2054		16,000	91
2.300% due 12/20/2054		3,000	17
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		100,000	525
2.000% due 12/20/2044		60,000	372
2.400% due 03/20/2045		45,000	296
Japan Government Two Year Bonds 0.100% due 01/01/2026		130,000	878

			4,673

Total Japan (Cost $6,926)			5,384

JERSEY, CHANNEL ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
Trysail CLO Ltd. 5.564% due 10/20/2033 •		$500	501

Total Jersey, Channel Islands (Cost $500)			501

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Bonds
4.016% due 10/09/2028 (b)		$200	200
4.652% due 10/09/2035 (b)		200	200

Total Kuwait (Cost $400)			400

LUXEMBOURG 1.2%
		SHARES
COMMON STOCKS 0.2%
Drillco Holdings Luxembourg SA«(g)		6,410	139
Foresea Holdings SA«		2,675	58

			197

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
FORESEA Holding SA 7.500% due 06/15/2030		$113	111

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		300	326

			437

SOVEREIGN ISSUES 0.5%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		400	406

Total Luxembourg (Cost $904)			1,040

MALAYSIA 1.6%
CORPORATE BONDS & NOTES 0.6%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	451

SOVEREIGN ISSUES 1.0%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	400	92
3.519% due 04/20/2028		2,831	677
4.762% due 04/07/2037		200	53

			822

Total Malaysia (Cost $1,241)			1,273

MEXICO 0.2%
SOVEREIGN ISSUES 0.2%
Mexico Government International Bonds 4.490% due 05/25/2032	EUR	100	121

Total Mexico (Cost $109)			121

NETHERLANDS 1.2%
CORPORATE BONDS & NOTES 0.3%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$200	200

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Domi BV 2.916% due 11/15/2052 •	EUR	204	240
Dutch Property Finance BV 2.598% due 07/28/2058 •		282	332
Jubilee Place BV 3.263% (EUR003M + 1.000%) due 10/17/2057 ~		143	167

			739

Total Netherlands (Cost $953)			939

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government Bonds 1.500% due 05/15/2031	NZD	100	52

Total New Zealand (Cost $69)			52

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	65

Total Norway (Cost $73)			65

PERU 1.5%
SOVEREIGN ISSUES 1.5%
Peru Government Bonds
6.850% due 08/12/2035	PEN	200	61
7.300% due 08/12/2033		3,000	964
Peru Government International Bonds
5.375% due 02/08/2035		$100	102
6.150% due 08/12/2032	PEN	100	30

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Peru (Cost $1,054)			1,157

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Poland Government International Bonds
4.625% due 03/18/2029		$200	204
4.875% due 02/12/2030		100	103
5.125% due 09/18/2034		200	205

Total Poland (Cost $498)			512

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bonds
1.375% due 12/02/2029	EUR	90	94
2.000% due 04/14/2033		50	46
2.125% due 03/07/2028		100	114
2.750% due 04/14/2041		150	114
2.875% due 04/13/2042		100	76
5.000% due 09/27/2026		300	361
5.250% due 03/10/2030		100	121
5.625% due 05/30/2037		100	112

Total Romania (Cost $1,108)			1,038

SAUDI ARABIA 1.6%
SOVEREIGN ISSUES 1.6%
Saudi Government International Bonds
3.250% due 10/22/2030		$200	191
3.375% due 03/05/2032	EUR	200	237
3.750% due 03/05/2037		100	116
4.750% due 01/18/2028		$200	203
4.750% due 01/16/2030		200	204
5.375% due 01/13/2031		300	316

Total Saudi Arabia (Cost $1,201)			1,267

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia International Bonds 1.000% due 09/23/2028	EUR	100	109

Total Serbia (Cost $117)			109

SINGAPORE 0.5%
SOVEREIGN ISSUES 0.5%
Singapore Government Bonds 3.250% due 06/01/2054	SGD	426	416

Total Singapore (Cost $313)			416

SOUTH AFRICA 1.7%
SOVEREIGN ISSUES 1.7%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	700	32
8.000% due 01/31/2030		4,300	250
8.750% due 02/28/2048		1,100	55
8.875% due 02/28/2035		17,600	1,001

Total South Africa (Cost $1,288)			1,338

SOUTH KOREA 1.4%
SOVEREIGN ISSUES 1.4%
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	111,630	74
2.375% due 12/10/2028		326,550	231
2.625% due 06/10/2028		1,130,790	807

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total South Korea (Cost $1,182)			1,112

SPAIN 3.4%
SOVEREIGN ISSUES 3.4%
Spain Government Bonds
0.000% due 01/31/2028 (d)	EUR	650	726
2.400% due 05/31/2028		450	530
3.150% due 04/30/2035		270	316
3.200% due 10/31/2035		200	234
3.450% due 10/31/2034		740	889

Total Spain (Cost $2,531)			2,695

SUPRANATIONAL 0.7%
SOVEREIGN ISSUES 0.7%
European Union 3.750% due 10/12/2045	EUR	500	581

Total Supranational (Cost $583)			581

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
UBS Group AG
4.194% due 04/01/2031 •		$250	247
4.282% due 01/09/2028		250	250
5.699% due 02/08/2035 •		200	211
9.016% due 11/15/2033 •		250	313

Total Switzerland (Cost $1,009)			1,021

THAILAND 0.7%
SOVEREIGN ISSUES 0.7%
Thailand Government Bonds
2.410% due 03/17/2035	THB	2,400	81
2.500% due 11/17/2029		12,780	415
3.775% due 06/25/2032		1,550	55

Total Thailand (Cost $500)			551

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$300	301
5.375% due 05/08/2029		200	208

Total United Arab Emirates (Cost $497)			509

UNITED KINGDOM 5.7%
CORPORATE BONDS & NOTES 3.7%
Barclays PLC 4.972% due 05/16/2029 •		$400	406
HSBC Holdings PLC 4.856% due 05/23/2033 •	EUR	400	508
Nationwide Building Society 2.972% due 02/16/2028 •		$300	295
NatWest Group PLC
5.516% due 09/30/2028 •		300	308
5.778% due 03/01/2035 •		300	316
NatWest Markets PLC 0.125% due 11/12/2025	EUR	100	117
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		$200	209
Standard Chartered PLC
2.608% due 01/12/2028 •		200	196
2.678% due 06/29/2032 •		400	358
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	200	242

			2,955

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Alba PLC 4.295% due 11/25/2042 •	GBP	65	86
Eurosail-U.K. PLC 5.055% (BP0003M + 0.950%) due 06/13/2045 ~		108	146

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

RMAC Securities No. 1 PLC 4.275% due 06/12/2044 •	117	155

		387

SOVEREIGN ISSUES 1.5%
U.K. Gilts
0.625% due 10/22/2050	400	188
1.250% due 07/31/2051	500	281
1.500% due 07/31/2053	100	58
1.750% due 01/22/2049	100	69
4.375% due 07/31/2054	430	484
5.375% due 01/31/2056	100	132

		1,212

Total United Kingdom (Cost $5,253)		4,554

UNITED STATES 83.3%
ASSET-BACKED SECURITIES 3.6%
Argent Securities Trust
4.572% due 07/25/2036 •	$308	84
4.592% due 05/25/2036 •	538	129
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028	300	292
C-BASS Mortgage Loan Trust 3.270% due 03/25/2037 þ	201	70
Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •	32	30
4.423% due 07/25/2036 ~	2	2
6.147% due 07/25/2035 •	611	605
First Franklin Mortgage Loan Trust 5.547% due 07/25/2034 •	6	6
GSAA Home Equity Trust 5.172% due 08/25/2037 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust 4.512% due 04/25/2037 •	184	125
MASTR Asset-Backed Securities Trust 4.692% due 05/25/2037 •	78	76
Morgan Stanley ABS Capital I, Inc. Trust 4.502% due 10/25/2036 •	421	220
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ~	8	8
New Century Home Equity Loan Trust 3.406% due 06/20/2031 ~	217	204
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.902% due 02/25/2036 •	238	223
Option One Mortgage Loan Trust 4.412% due 03/25/2037 •	34	31
PRET LLC 5.843% due 09/25/2051 þ	160	160
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	363	109
SMB Private Education Loan Trust
1.290% due 07/15/2053	46	44
5.365% due 07/15/2053 •	23	23
5.822% due 02/16/2055 •	152	154
Structured Asset Investment Loan Trust 5.997% due 10/25/2034 •	232	235
Terwin Mortgage Trust 5.212% due 11/25/2033 •	3	3

		2,835

CORPORATE BONDS & NOTES 7.2%
Athene Global Funding 5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~	200	202
Bank of America Corp.
5.162% due 01/24/2031 •	300	310
5.288% due 04/25/2034 •	100	104
Bayer U.S. Finance II LLC 4.250% due 12/15/2025	300	300
Beignet 6.850% due 06/01/2049 «(b)	800	800
Boeing Co. 6.388% due 05/01/2031	100	109
Bristol-Myers Squibb Co. 5.100% due 02/22/2031	100	104
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500% due 03/01/2042	100	72
Citigroup, Inc. 5.449% due 06/11/2035 •	300	311
Credit Suisse AG AT1 Claim	300	39

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

GA Global Funding Trust
2.250% due 01/06/2027		150	146
5.400% due 01/13/2030		200	207
Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		100	101
5.330% due 07/23/2035 •		200	206
5.536% due 01/28/2036 •		500	522
5.851% due 04/25/2035 •		200	213
JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	91
5.502% due 01/24/2036 •		200	209
Morgan Stanley
3.955% due 03/21/2035 •	EUR	100	121
4.654% due 10/18/2030 •		$300	303
5.587% due 01/18/2036 •		200	210
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		300	289
Pacific Gas & Electric Co. 4.200% due 03/01/2029		100	99
PacifiCorp 5.300% due 02/15/2031		100	104
Philip Morris International, Inc. 5.125% due 02/13/2031		100	104
Wells Fargo & Co.
4.808% due 07/25/2028 •		200	202
5.211% due 12/03/2035 •		300	307

			5,785

MUNICIPAL BONDS & NOTES 0.4%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034		200	178
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.169% due 04/01/2041		100	102

			280

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		373	377
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	187
Banc of America Funding Trust
4.670% due 04/20/2047 •		42	35
6.000% due 07/25/2037		49	42
BCAP LLC Trust 4.692% due 05/25/2047 •		57	55
BWAY Mortgage Trust 5.515% due 09/15/2036 •		400	388
Chase Mortgage Finance Trust
4.933% due 07/25/2037 ~		4	4
5.007% due 03/25/2037 ~		23	22
CHL Mortgage Pass-Through Trust 6.250% due 09/25/2036		34	12
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~		450	374
4.822% due 04/25/2037 ~		25	22
4.857% due 08/25/2035 ~		260	240
CSMC Trust
2.500% due 07/25/2056 ~		69	58
6.115% due 10/15/2037 •		200	198
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.422% due 02/25/2047 •		137	77
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ		36	33
Extended Stay America Trust 5.344% due 07/15/2038 •		337	338
GCAT Trust
3.000% due 04/25/2052 ~		323	279
4.250% due 05/25/2067 ~		420	402
GreenPoint MTA Trust 4.732% due 06/25/2045 •		31	25
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		75	62
3.000% due 09/25/2052 ~		492	424
JP Morgan Alternative Loan Trust 4.647% due 12/25/2036 ~		4	4
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~		226	188
3.000% due 01/25/2052 ~		508	439
3.000% due 03/25/2052 ~		475	413
3.000% due 04/25/2052 ~		489	426
3.000% due 05/25/2052 ~		726	630
Merrill Lynch Mortgage Investors Trust 4.440% due 03/25/2036 ~		90	44

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Morgan Stanley Mortgage Loan Trust
3.963% due 05/25/2036 ~	58	31
4.641% due 09/25/2035 ~	40	10
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	87	84
2.750% due 11/25/2059 ~	62	60
NYO Commercial Mortgage Trust 5.360% due 11/15/2038 •	300	299
OBX Trust 3.000% due 01/25/2052 ~	231	200
PHH Alternative Mortgage Trust 6.000% due 05/25/2037	17	16
PMT Loan Trust 2.500% due 07/25/2051 ~	225	187
RALI Trust 6.000% due 06/25/2036	42	34
RFMSI Trust 6.000% due 06/25/2037	17	13
Structured Asset Securities Corp. 4.552% due 01/25/2036 •	30	25
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	69	67
2.900% due 10/25/2059 ~	278	267
4.541% due 10/27/2064 ~	426	427
WaMu Mortgage Pass-Through Certificates Trust 4.159% due 09/25/2036 ~	14	12

		7,530

U.S. GOVERNMENT AGENCIES 49.7%
Federal Home Loan Mortgage Corp.
2.500% due 01/01/2052	322	273
3.000% due 02/01/2046	158	144
3.500% due 10/01/2039 - 04/01/2048	155	145
6.000% due 12/01/2053	354	362
6.454% due 09/01/2037 •	76	78
6.500% due 11/01/2053 - 12/01/2053	465	481
Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	38	2
4.810% due 01/15/2038 •	38	37
5.296% due 11/25/2054 •	455	456
5.306% due 03/25/2055 •	446	444
5.756% due 03/25/2055 •	424	427
Federal National Mortgage Association
2.500% due 02/01/2051	66	56
3.000% due 10/01/2049	123	109
3.500% due 10/01/2034 - 01/01/2059	220	204
4.000% due 06/01/2050	48	46
4.500% due 12/01/2033	28	28
6.500% due 10/01/2053 - 12/01/2053	760	787
Federal National Mortgage Association REMICS 4.871% due 06/25/2036 •	2	2
Government National Mortgage Association 3.000% due 04/20/2052 - 12/20/2052	1,637	1,463
Government National Mortgage Association REMICS
5.246% due 09/20/2066 •	99	99
7.149% due 09/20/2066 ~	87	89
Government National Mortgage Association, TBA
2.500% due 11/01/2055	900	775
3.000% due 11/01/2055	1,200	1,071
3.500% due 11/01/2055	3,300	3,009
6.500% due 11/01/2055	1,900	1,952
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2055	600	506
4.000% due 10/01/2055 - 11/01/2055	600	566
4.500% due 10/01/2055	200	194
5.000% due 11/01/2055	10,300	10,209
5.500% due 11/01/2055	700	705
6.000% due 11/01/2055	4,800	4,903
6.500% due 11/01/2055	9,700	10,031

		39,653

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
1.625% due 11/15/2050 (l)	50	27
1.875% due 02/15/2041 (i)	1,700	1,196
2.250% due 08/15/2049 (l)	250	160
2.375% due 11/15/2049	525	344
3.000% due 02/15/2048	300	227
3.000% due 08/15/2048	325	244
3.000% due 02/15/2049	250	187
3.375% due 11/15/2048	430	345
4.125% due 08/15/2044 (i)	750	696
4.500% due 11/15/2054 (i)	2,300	2,215
4.625% due 02/15/2055 (i)	1,200	1,180

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

U.S. Treasury Inflation Protected Securities(f)
0.125% due 07/15/2031		482	451
0.125% due 01/15/2032		466	429
0.500% due 01/15/2028		1,964	1,942
1.125% due 01/15/2033		596	578
U.S. Treasury Notes
3.500% due 02/15/2033 (l)		100	97
4.000% due 02/15/2034 (l)		100	100

			10,418

Total United States (Cost $68,351)			66,501

SHORT-TERM INSTRUMENTS 1.3%
COMMERCIAL PAPER 0.3%
Canadian Natural Resources Ltd. 4.450% due 10/22/2025		$250	249

REPURCHASE AGREEMENTS (h) 0.6%			500

NIGERIA TREASURY BILLS 0.3%
30.838% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	390,760	234

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (d)(e)	ZAR	700	39

Total Short-Term Instruments (Cost $1,001)			1,022

Total Investments in Securities (Cost $120,346)			117,456

		SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III		47,265	460

Total Short-Term Instruments (Cost $460)			460

Total Investments in Affiliates (Cost $460)			460

Total Investments 147.7% (Cost $120,806)			$117,916
Financial Derivative Instruments(j)(k)(0.4)%(Cost or Premiums, net $(28))			(353)
Other Assets and Liabilities, net (47.3)%			(37,715)

Net Assets 100.0%			$79,848

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holdings Luxembourg SA	06/08/2023	$128	$139	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.980%	07/10/2025	TBD(2)	EUR	170	France Government International Bond 3.000% due 06/25/2049	$(166)	$200	$201
MYI	1.960	07/11/2025	TBD(2)	256	France Government International Bond 3.000% due 06/25/2049	(250)	300	301

Total Repurchase Agreements	$(416)	$500	$502

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

CIB	4.270%	09/18/2025	10/09/2025	$(4,121)	$(4,127)

Total Reverse Repurchase Agreements	$(4,127)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)

UBS	4.260%	09/17/2025	10/24/2025	$(71)	$(71)
4.340	09/08/2025	10/06/2025	(1,176)	(1,180)

Total Sale-Buyback Transactions	$(1,251)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

France (0.9)%
Sovereign Issues (0.9)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	500	(499)	(489)

Total France	(499)	(489)

United States (8.0)%
U.S. Government Agencies (8.0)%
Fannie Mae, TBA	2.000%	11/01/2055	$5,500	(4,433)	(4,434)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	1,900	(1,760)	(1,747)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	200	(176)	(176)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2055	$300	$(283)	$(283)

Total United States	(6,652)	(6,640)

Total Short Sales (9.5)%	$(7,151)	$(7,129)

(i)	Securities with an aggregate market value of $5,287 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(6,780) at a weighted average interest rate of 4.428%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	111.500	10/24/2025	4	4	(1)	(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	8	8	(2)	(2)
Put - EUREX Euro-Bund October 2025 Futures	127.500	10/24/2025	2	2	(1)	0
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	1	1	0	0
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	1	1	0	0

$(4)	$(3)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	4	$4	$(1)	$(1)

Total Written Options	$(5)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2025	4	$283	$(1)	$0	$0
Canada Government 5-Year Bond December Futures	12/2025	3	249	3	1	0
Canada Government 10-Year Bond December Futures	12/2025	20	1,760	37	8	0
Euro-BTP Future December Futures	12/2025	38	5,347	49	17	0
Long Guilt December Futures	12/2025	7	855	1	4	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	66	7,207	(1)	2	0
U.S. Treasury 10-Year Note December Futures	12/2025	26	2,925	24	0	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	39	4,488	38	0	(2)

$150	$32	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2025	60	$(4,500)	$10	$0	$(31)
Euro-Bobl December Futures	12/2025	23	(3,181)	(1)	0	(4)
Euro-Bund December Futures	12/2025	12	(1,811)	(11)	1	(5)
Euro-Oat December Futures	12/2025	29	(4,132)	(38)	0	(10)
Euro-Schatz December Futures	12/2025	60	(7,536)	9	0	(1)
Japan Government 10-Year Bond December Futures	12/2025	12	(11,019)	104	9	(9)
U.S. Treasury 2-Year Note December Futures	12/2025	5	(1,042)	(2)	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	13	(1,561)	(45)	7	0

$26	$17	$(61)

Total Futures Contracts	$176	$49	$(64)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTSNTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
										Variation Margin(5)
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-44 5-Year Index		(1.000)%	Quarterly	06/20/2030		$820	$(18)	$(1)	$(19)	$0	$0
CDX.IG-45 5-Year Index		(1.000)	Quarterly	12/20/2030		1,300	(29)	(1)	(30)	0	0

							$(47)	$(2)	$(49)	$0	$0

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	2,600	$(6)	$(50)	$(56)	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		2,300	15	1	16	0	(1)
Pay(4)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		4,600	14	19	33	3	0
Pay(4)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		600	(2)	(1)	(3)	0	0
Pay(4)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		3,400	0	(21)	(21)	6	0
Receive(4)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		200	4	0	4	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		180	9	(4)	5	0	(1)
Receive(4)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		300	5	5	10	0	(2)
Receive(4)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	13,110	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	130,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		270,000	(14)	(16)	(30)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(65)	(82)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(33)	(37)	(70)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		280,000	(9)	(19)	(28)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(8)	(104)	(112)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		180,000	(19)	(28)	(47)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		341,000	(17)	(36)	(53)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	184	143	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(72)	(102)	(174)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	3	52	55	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		10,000	2	11	13	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		20,000	4	2	6	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	4,500	(17)	19	2	0	(8)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035		840	0	(13)	(13)	0	(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$4,472	31	(27)	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026	700	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	900	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	5,300	2	101	103	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	1,100	5	58	63	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	7,700	50	(74)	(24)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	5,840	116	(31)	85	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027	1,000	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	7,700	46	4	50	3	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	09/30/2027	2,990	(2)	3	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029	800	0	(10)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	900	0	(12)	(12)	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	3,548	(5)	9	4	0	(2)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	1,778	(11)	11	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	1,500	30	(5)	25	1	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	2,200	(37)	(2)	(39)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	400	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034	200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	300	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	400	(2)	(12)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	300	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	300	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	300	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	300	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	200	3	(4)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	2,260	144	(61)	83	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	200	(1)	(2)	(3)	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035	1,748	(20)	9	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	400	18	(4)	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	1,000	(20)	12	(8)	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	2,720	(18)	(3)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	100	1	4	5	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053	300	(8)	0	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	300	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	200	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	300	0	(2)	(2)	1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		300	0	(9)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		200	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		290	36	1	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		148	1	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		180	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	19	(4)	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	0	(1)	0	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		980	(33)	3	(30)	0	(3)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	3	2	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	2	2	0	0
Pay(4)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	958,460	7	(10)	(3)	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	2,100	0	4	4	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(8)	(9)	0	0
Pay(4)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		7,800	(41)	(56)	(97)	11	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		600	0	1	1	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		900	6	8	14	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		200	1	2	3	1	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		900	5	(5)	0	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		500	8	(1)	7	2	0
Pay(4)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		1,500	1	(6)	(5)	5	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(10)	(4)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,080	13	22	35	0	0
Pay(4)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		2,700	(10)	(3)	(13)	1	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		300	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		400	(1)	12	11	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		900	0	(8)	(8)	1	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		1,500	0	(9)	(9)	2	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		1,700	2	23	25	2	0
Pay(4)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		4,620	20	(6)	14	8	0
Receive(4)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(7)	(27)	0	(4)
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		3,450	(15)	20	5	12	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(12)	(29)	(41)	2	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		150	(11)	(67)	(78)	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	64	64	0	(1)
Receive(4)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		1,800	41	89	130	0	(4)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay(4)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	270	3	2	5	2	0
Pay	CAONREPO	3.500	Annual	03/19/2026	CAD	2,700	0	17	17	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026	200	0	2	2	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030	1,000	(86)	52	(34)	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033	400	6	(17)	(11)	0	(1)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	100	1	(2)	(1)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	100	0	(1)	(1)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033	800	(1)	(18)	(19)	0	(2)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033	100	1	(4)	(3)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033	400	0	(14)	(14)	0	(1)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033	100	0	(1)	(1)	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	200	2	(10)	(8)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	300	0	(4)	(4)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034	200	(5)	0	(5)	0	(1)

$57	$(225)	$(168)	$88	$(64)

Total Swap Agreements	$10	$(227)	$(217)	$88	$(64)

Cash of $1,744 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(5)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	13,567	$15,823	$0	$(105)
10/2025	$2,434	CAD	3,386	0	(1)
11/2025	CAD	3,381	$2,434	1	0
BOA	10/2025	JPY	3,867	26	0	0
10/2025	$57	EUR	49	0	0
10/2025	20	ILS	68	0	0
10/2025	22	INR	1,927	0	0
10/2025	46	JPY	6,925	1	0
10/2025	20	KRW	27,786	0	0
10/2025	46	NZD	80	0	0
11/2025	JPY	6,901	$46	0	(1)
11/2025	NZD	80	46	0	0
11/2025	$10	ILS	33	0	0
11/2025	ZAR	7,921	$454	0	(3)
12/2025	$5	TRY	239	0	0
03/2026	CZK	244	EUR	10	0	0
03/2026	EUR	30	CZK	736	0	0
BPS	10/2025	BRL	2,500	$411	0	(59)
10/2025	CNH	2,698	379	0	0
10/2025	EUR	37	RON	189	0	0
10/2025	220	$260	2	0
10/2025	IDR	1,475,925	89	1	0
10/2025	INR	2,444	28	0	0
10/2025	TRY	1,300	30	0	(1)
10/2025	TWD	4,932	165	3	0
10/2025	$462	BRL	2,500	8	0
10/2025	60	CNY	425	0	0
10/2025	43	EUR	37	0	0
10/2025	109	IDR	1,805,969	0	(1)
10/2025	50	ILS	166	0	0
10/2025	54	JPY	8,023	0	0
10/2025	104	KRW	143,078	0	(2)
10/2025	70	PLN	254	0	0
10/2025	10	TWD	301	0	0
11/2025	IDR	334,227	$20	0	0
11/2025	INR	1,780	20	0	0
11/2025	JPY	7,995	54	0	0
11/2025	KRW	14,018	10	0	0
11/2025	$221	CNY	1,564	0	(1)
11/2025	20	ILS	68	0	0
12/2025	CNH	50	$7	0	0
12/2025	TWD	609	20	0	0
12/2025	$7	CNY	50	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

	12/2025		38	HUF	12,785	0	0
	12/2025		23	IDR	389,650	0	0
	03/2026	CZK	491	EUR	20	0	0
	04/2026	BRL	1,400		$245	0	(7)
BRC	10/2025	CHF	78		97	0	0
	10/2025	MYR	472		112	0	(1)
	10/2025		$123	CHF	99	1	0
	10/2025		40	EUR	34	0	0
	10/2025		29	PLN	105	0	0
	10/2025		126	TRY	5,408	3	0
	11/2025		97	CHF	77	0	0
	11/2025		566	TRY	24,691	5	0
	11/2025	ZAR	1,143		$65	0	(1)
	12/2025	MYR	1,433		342	1	0
	12/2025		$61	TRY	2,727	1	0
	01/2026	EUR	59	RON	302	0	0
BSH	10/2025	BRL	2,500		$470	0	0
	10/2025		$460	BRL	2,500	10	0
	10/2025		14	NZD	23	0	0
	11/2025	NZD	23		$14	0	0
	11/2025	PEN	874		238	0	(14)
	12/2025		989		274	0	(11)
	04/2026	BRL	2,700		475	0	(10)
CBK	10/2025	AUD	43		28	0	0
	10/2025	BRL	3,321		624	1	0
	10/2025	CNH	51		7	0	0
	10/2025	DKK	419		66	0	(1)
	10/2025	IDR	882,220		53	1	0
	10/2025	INR	1,913		22	0	0
	10/2025	PEN	348		100	0	(1)
	10/2025	SEK	220		23	0	0
	10/2025	SGD	158		123	1	0
	10/2025	THB	5,555		172	1	0
	10/2025	TWD	8,935		302	8	0
	10/2025		$601	BRL	3,321	23	0
	10/2025		223	CNY	1,588	1	0
	10/2025		216	EUR	185	1	0
	10/2025		95	GBP	70	0	(1)
	10/2025		33	IDR	535,300	0	(1)
	10/2025		93	INR	8,148	0	(1)
	10/2025		41	SEK	385	0	0
	10/2025		71	TWD	2,174	0	0
	10/2025	ZAR	283		$16	0	0
	11/2025		$179	CNY	1,269	0	0
	11/2025		22	INR	1,917	0	0
	11/2025	ZAR	1,189		$68	0	0
	12/2025	CNH	184		26	0	0
	12/2025	TWD	1,401		46	0	0
	12/2025		$38	CNY	268	0	0
	12/2025		24	IDR	402,401	0	0
	12/2025		2	TRY	103	0	0
	01/2026	CNH	163		$23	0	0
	01/2026	JPY	10,000		74	5	0
	01/2026	TWD	757		25	0	0
	01/2026		$23	CNY	163	0	0
	02/2026	PEN	245		$67	0	(4)
	03/2026	HKD	2,054		265	0	0
	03/2026	PEN	1,074		305	0	(3)
DUB	10/2025	CNH	5,782		813	2	0
	10/2025	EUR	110	RON	560	0	0
	10/2025	IDR	492,758		$30	1	0
	10/2025	INR	3,096		35	0	0
	10/2025	KRW	294,021		212	3	0
	10/2025	SGD	43		34	0	0
	10/2025		$40	ILS	136	1	0
	10/2025		52	INR	4,595	0	0
	10/2025		8	KZT	4,473	0	0
	11/2025	ILS	136		$40	0	(1)
	11/2025	INR	885		10	0	0
	11/2025		$68	CNY	480	0	0
	11/2025		35	INR	3,102	0	0
	11/2025		6	KZT	3,344	0	0
	11/2025	ZAR	2,759		$158	0	(2)
	12/2025	MXN	744		39	0	(1)
	12/2025		$13	EGP	663	0	0
	12/2025		83	KZT	45,012	0	(3)
	03/2026		4		2,451	0	0
FAR	10/2025	AUD	3,086		$2,002	0	(40)
	10/2025	CHF	14		17	0	0
	10/2025	CNH	2,521		355	1	0
	10/2025	EUR	37		43	0	0
	10/2025	JPY	283,552		1,929	11	0
	10/2025		$2,043	AUD	3,129	28	0
	10/2025		88	INR	7,768	0	(1)
	10/2025		72	PLN	264	0	0
	10/2025		946	SGD	1,219	0	(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

	11/2025	AUD	3,129		$2,044	0	(28)
	11/2025	SGD	1,216		946	2	0
	11/2025		$17	CHF	14	0	0
	11/2025		43	EUR	37	0	0
	12/2025		402	MXN	7,636	12	0
GLM	10/2025	BRL	6,545		$1,075	0	(154)
	10/2025	CNH	199		28	0	0
	10/2025	IDR	395,162		24	0	0
	10/2025	MYR	463		110	0	0
	10/2025	RON	300	EUR	59	0	0
	10/2025		189		$43	0	0
	10/2025		$1,211	BRL	6,545	19	0
	10/2025		33	IDR	540,168	0	0
	10/2025		13	ILS	43	0	0
	10/2025		25	INR	2,214	0	0
	10/2025		99	SGD	127	0	(1)
	11/2025	EUR	57	RON	293	0	0
	11/2025		$100	CNY	705	0	0
	11/2025		77	TRY	3,383	1	0
	11/2025	ZAR	790		$46	0	0
	12/2025	MXN	187		10	0	0
	12/2025	MYR	894		213	0	0
	12/2025	PEN	150		43	0	0
	12/2025	TRY	699		15	0	(1)
	12/2025		$2	EGP	101	0	0
	12/2025		23	IDR	386,399	0	0
	01/2026	EUR	59	RON	304	0	0
	01/2026	JPY	40,000		$297	24	0
	04/2026	BRL	5,200		917	0	(19)
IND	10/2025		$71	DKK	456	1	0
	11/2025	DKK	455		$71	0	0
JPM	10/2025	BRL	555		104	0	0
	10/2025	CAD	3,336		2,414	17	0
	10/2025	CNH	107		15	0	0
	10/2025	EUR	36		42	0	0
	10/2025	HUF	12,094	EUR	30	0	(1)
	10/2025	IDR	1,064,130		$64	0	0
	10/2025	KRW	508,890		367	4	0
	10/2025	PEN	35		10	0	0
	10/2025	SGD	52		40	0	0
	10/2025		$102	BRL	555	3	0
	10/2025		11	CNY	80	0	0
	10/2025		50	DKK	317	0	0
	10/2025		99	IDR	1,642,198	0	(1)
	10/2025		4	KZT	2,215	0	0
	10/2025		19	PLN	69	0	0
	11/2025	DKK	316		$50	0	0
	11/2025	HUF	9,453	EUR	24	0	(1)
	11/2025		$18	CNY	125	0	0
	11/2025	ZAR	2,443		$139	0	(2)
	12/2025	HUF	12,094		36	0	0
	06/2026	ZAR	700		39	0	0
MBC	10/2025	CAD	46		33	1	0
	10/2025	CHF	7		9	0	0
	10/2025	CNH	3,021		425	1	0
	10/2025	EUR	13	RON	66	0	0
	10/2025		127		$150	1	0
	10/2025	IDR	50,670		3	0	0
	10/2025	JPY	17,750		120	0	0
	10/2025	KRW	519,080		373	3	0
	10/2025	SEK	190		20	0	0
	10/2025	SGD	1,092		852	6	0
	10/2025	THB	13,106		407	2	0
	10/2025		$296	CNH	2,110	0	0
	10/2025		851	EUR	724	0	(1)
	10/2025		81	GBP	60	0	0
	10/2025		27	JPY	3,976	0	0
	10/2025		82	KRW	114,877	0	0
	10/2025		10	THB	324	0	0
	10/2025		185	TWD	5,518	0	(4)
	11/2025	CNH	2,105		$296	0	0
	11/2025	JPY	6,798		46	0	0
	11/2025	SGD	79		61	0	0
	11/2025		$53	CNY	374	0	0
	11/2025		59	EUR	50	0	0
	12/2025		3	EGP	156	0	0
	01/2026	CNH	99		$14	0	0
	01/2026		$14	CNY	99	0	0
	03/2026	HKD	263		$34	0	0
MYI	10/2025	CAD	103		74	0	0
	10/2025	CNH	2,971		417	1	0
	10/2025	IDR	219,241		13	0	0
	10/2025	JPY	3,156		21	0	0
	10/2025		$50	CNY	358	0	0
	10/2025		1,016	JPY	151,688	10	0
	10/2025		38	PLN	138	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

10/2025	37	TWD	1,130	0	0
11/2025	JPY	151,163	$1,016	0	(10)
11/2025	$62	CNY	436	0	0
12/2025	CZK	883	EUR	35	0	(1)
12/2025	754	$37	0	0
12/2025	EUR	62	CZK	1,516	0	0
12/2025	MYR	477	$114	0	0
12/2025	TWD	1,123	38	1	0
02/2026	CZK	496	EUR	20	0	0
NGF	10/2025	KRW	674,040	$485	4	0
10/2025	$29	IDR	485,154	0	0
SCX	10/2025	BRL	190	$36	0	0
10/2025	CNH	2,160	304	1	0
10/2025	DKK	354	55	0	(1)
10/2025	IDR	478,235	29	0	0
10/2025	INR	1,972	22	0	0
10/2025	JPY	47,540	324	2	0
10/2025	PEN	220	63	0	(1)
10/2025	TWD	5,423	183	5	0
10/2025	$36	BRL	190	0	0
10/2025	1,863	GBP	1,393	10	0
10/2025	33	IDR	538,262	0	(1)
10/2025	41	INR	3,602	0	0
11/2025	GBP	1,393	$1,864	0	(10)
11/2025	JPY	33	0	0	0
11/2025	$11	CNY	78	0	0
11/2025	22	INR	1,975	0	0
12/2025	CZK	174	$8	0	0
12/2025	$36	BRL	193	0	0
12/2025	24	CNY	167	0	0
12/2025	29	IDR	479,444	0	0
01/2026	CNH	340	$48	0	0
01/2026	$48	CNY	339	0	0
SOG	10/2025	BRL	3,661	$686	0	(2)
10/2025	JPY	147,967	1,006	6	0
10/2025	NZD	103	60	0	0
10/2025	RON	177	41	0	0
10/2025	$688	BRL	3,661	0	(1)
10/2025	15,238	EUR	12,958	0	(25)
10/2025	2,220	JPY	330,339	14	0
11/2025	EUR	206	RON	1,053	1	0
11/2025	12,958	$15,269	25	0
11/2025	JPY	329,196	2,220	0	(14)
12/2025	EUR	39	RON	200	0	0
12/2025	$686	BRL	3,713	2	0
SSB	10/2025	GBP	1,523	$2,053	5	0
01/2026	80,000	534	0	(12)
UAG	10/2025	ILS	427	128	0	(1)
10/2025	$38	PLN	138	0	0
10/2025	10	THB	324	0	0
10/2025	16	ZAR	283	0	0
10/2025	ZAR	284	$16	0	0
11/2025	1,243	71	0	(1)
12/2025	EUR	35	CZK	883	1	0
12/2025	TRY	469	$10	0	(1)
12/2025	$27	HUF	9,081	0	0

Total Forward Foreign Currency Contracts	$311	$(574)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	82	$0	$1
Put - OTC EUR versus HUF	HUF	387.000	12/17/2025	127	1	1
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	142	0	0
Call - OTC USD versus HKD	7.800	08/24/2026	223	0	0
BPS	Put - OTC EUR versus USD	$1.122	10/14/2025	8	1	0
BRC	Put - OTC EUR versus USD	1.132	10/10/2025	360	1	0
Call - OTC USD versus SEK	SEK	10.200	11/26/2025	168	1	0
GLM	Put - OTC EUR versus USD	$1.129	10/14/2025	418	2	0
Put - OTC EUR versus USD	1.100	12/17/2025	21	2	1
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	34	0	0
JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	218	1	1
Put - OTC EUR versus HUF	HUF	393.000	11/12/2025	98	1	1
Put - OTC EUR versus HUF	386.000	12/16/2025	124	1	1
MBC	Put - OTC EUR versus USD	$1.098	12/23/2025	21	2	0
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	127	0	0
Call - OTC USD versus HKD	7.800	08/24/2026	66	0	0
MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	84	0	0
Put - OTC EUR versus CZK	24.250	02/13/2026	140	1	1
Put - OTC EUR versus CZK	24.100	03/13/2026	195	1	1
Put - OTC EUR versus USD	$1.145	10/08/2025	428	3	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Put - OTC EUR versus USD	1.110	11/24/2025	525	3	0
Call - OTC USD versus SEK	SEK	10.125	10/14/2025	38	0	0

Total Purchased Options	$21	$8

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	142	$0	$0
Call - OTC USD versus HKD	7.850	08/24/2026	223	0	(1)
GLM	Call - OTC USD versus HKD	7.850	08/14/2026	34	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	127	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	66	0	0

$0	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	100	$0	$0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	300	(1)	(1)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	100	1	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	100	0	0

$(5)	$(3)

Total Written Options	$(5)	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.219%	$100	$(3)	$0	$0	$(3)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	N/A	300	(11)	0	0	(11)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.248	100	(4)	1	0	(3)

$(18)	$1	$0	$(17)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$235	$0	$3	$3	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$2,431	JPY	360,000	$5	$3	$2,431	$(2,423)
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,769	260,000	2	1	1,768	(1,765)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	4,079	645,700	(52)	6	4,078	(4,124)

$(45)	$10	$8,277	$(8,312)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	9,600	$(1)	$(10)	$0	$(11)
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	33,400	15	(55)	0	(40)

$14	$(65)	$0	$(51)

Total Swap Agreements	$(49)	$(51)	$8,280	$(8,380)

(l)

Securities with an aggregate market value of $279 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$26	$0	$26
Australia
Corporate Bonds & Notes	0	832	0	832
Sovereign Issues	0	1,639	0	1,639
Brazil
Sovereign Issues	0	1,632	0	1,632
Bulgaria
Sovereign Issues	0	229	0	229
Canada
Corporate Bonds & Notes	0	1,518	0	1,518
Sovereign Issues	0	2,243	0	2,243
Cayman Islands
Asset-Backed Securities	0	2,394	0	2,394
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	206	0	206
China
Sovereign Issues	0	1,145	0	1,145
Denmark
Corporate Bonds & Notes	0	107	0	107
France
Corporate Bonds & Notes	0	576	0	576
Sovereign Issues	0	4,209	0	4,209
Indonesia
Sovereign Issues	0	118	0	118
Ireland
Asset-Backed Securities	0	2,658	0	2,658
Israel
Sovereign Issues	0	958	0	958
Italy
Corporate Bonds & Notes	0	344	0	344
Sovereign Issues	0	2,259	0	2,259
Japan
Corporate Bonds & Notes	0	711	0	711
Sovereign Issues	0	4,673	0	4,673
Jersey, Channel Islands
Asset-Backed Securities	0	501	0	501
Kuwait
Sovereign Issues	400	0	0	400
Luxembourg
Common Stocks	0	0	197	197
Corporate Bonds & Notes	0	437	0	437
Sovereign Issues	0	406	0	406
Malaysia
Corporate Bonds & Notes	0	451	0	451
Sovereign Issues	0	822	0	822
Mexico
Sovereign Issues	0	121	0	121
Netherlands
Corporate Bonds & Notes	0	200	0	200
Non-Agency Mortgage-Backed Securities	0	739	0	739
New Zealand
Sovereign Issues	0	52	0	52
Norway
Sovereign Issues	0	65	0	65
Peru
Sovereign Issues	0	1,157	0	1,157
Poland
Sovereign Issues	0	512	0	512
Romania
Sovereign Issues	0	1,038	0	1,038
Saudi Arabia
Sovereign Issues	0	1,267	0	1,267
Serbia
Sovereign Issues	0	109	0	109
Singapore
Sovereign Issues	0	416	0	416
South Africa
Sovereign Issues	0	1,338	0	1,338
South Korea
Sovereign Issues	0	1,112	0	1,112
Spain
Sovereign Issues	0	2,695	0	2,695
Supranational
Sovereign Issues	0	581	0	581
Switzerland
Corporate Bonds & Notes	0	1,021	0	1,021
Thailand
Sovereign Issues	0	551	0	551
United Arab Emirates
Corporate Bonds & Notes	0	509	0	509
United Kingdom
Corporate Bonds & Notes	0	2,955	0	2,955
Non-Agency Mortgage-Backed Securities	0	387	0	387
Sovereign Issues	0	1,212	0	1,212

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2025 (Unaudited)

United States
Asset-Backed Securities	0	2,835	0	2,835
Corporate Bonds & Notes	0	4,985	800	5,785
Municipal Bonds & Notes	0	280	0	280
Non-Agency Mortgage-Backed Securities	0	7,530	0	7,530
U.S. Government Agencies	0	39,653	0	39,653
U.S. Treasury Obligations	0	10,418	0	10,418
Short-Term Instruments
Commercial Paper	0	249	0	249
Repurchase Agreements	0	500	0	500
Nigeria Treasury Bills	0	234	0	234
South Africa Treasury Bills	0	39	0	39

$400	$116,059	$997	$117,456
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$460	$0	$0	$460

Total Investments	$860	$116,059	$997	$117,916

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(489)	0	(489)
United States
U.S. Government Agencies	0	(6,640)	0	(6,640)

$0	$(7,129)	$0	$(7,129)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	40	97	0	137
Over the counter	0	8,596	3	8,599

$40	$8,693	$3	$8,736
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(71)	0	(132)
Over the counter	(11)	(8,947)	0	(8,958)

$(72)	$(9,018)	$0	$(9,090)

Total Financial Derivative Instruments	$(32)	$(325)	$3	$(354)

Totals	$828	$108,605	$1,000	$110,433

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)

Investments in Securities, at Value
Luxembourg
Common Stocks	$228	$0	$0	$0	$0	$(31)	$0	$0	$197	$(31)
United States
Corporate Bonds & Notes	0	800	0	0	0	0	0	0	800	0

$228	$800	$0	$0	$0	$(31)	$0	$0	$997	$(31)
Financial Derivative Instruments- Assets
Over the counter	$0	$1	$0	$0	$0	$2	$0	$0	$3	$2

Totals	$228	$801	$0	$0	$0	$(29)	$0	$0	$1,000	$(29)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Luxembourg
Common Stocks	$197	Indicative Market Quotation	Broker Quote	$21.667	—
United States
Corporate Bonds & Notes	800	Recent Transaction	Purchase Price	100.000	—
Financial Derivative Instruments- Assets
Over the counter	3	Indicative Market Quotation	Broker Quote	0.939	—

Total	$1,000

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices,indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by theAct, rules thereunder or exemptive relief therefrom.The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$741	$33,620	$(33,900)	$(1)	$0	$460	$21	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar
CZK	Czech Koruna	KRW	South Korean Won	THB	Thai Baht
DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average
BP0003M	3 Month GBP-LIBOR	CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
DAC	Designated Activity Company

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 94.7%
MUTUAL FUNDS (a) 90.2%
PIMCO Emerging Markets Bond Fund	559,990	$5,001
PIMCO Global Advantage® Strategy Bond Fund	640,200	6,665
PIMCO Income Fund	766,550	8,340
PIMCO International Bond Fund (U.S. Dollar-Hedged)	504,077	5,000
PIMCO Investment Grade Credit Bond Fund	904,297	8,338
PIMCO RAE International Fund	901,746	8,350
PIMCO RAE PLUS EMG Fund	1,058,042	8,284
PIMCO RAE PLUS Small Fund	473,220	8,310
PIMCO Real Return Fund	796,468	8,323
PIMCO Short-Term Fund	2,583,951	24,987
PIMCO StocksPLUS® Fund	581,606	8,340
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	895,913	8,350
PIMCO StocksPLUS® International Fund (Unhedged)	1,281,646	16,725
PIMCO Total Return Fund IV	2,593,831	24,979

Total Mutual Funds (Cost $137,817)		149,992

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	765,697	7,457

Total Short-Term Instruments (Cost $7,443)		7,457

Total Investments in Affiliates (Cost $145,260)		157,449

Total Investments 94.7% (Cost $145,260)		$157,449
Financial Derivative Instruments(b)0.4%(Cost or Premiums, net $914)		663
Other Assets and Liabilities, net 4.9%		8,066

Net Assets 100.0%		$166,178

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	4,175.000	06/18/2026	25	$3	$156	$70
Put - CBOE S&P 500	4,775.000	06/18/2026	25	3	273	116
Put - CBOE S&P 500	5,375.000	06/18/2026	25	3	485	202

Total Purchased Options	$914	$388

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2025	218	$73,452	$893	$275	$0

Total Futures Contracts	$893	$275	$0

Cash of $4,771 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Mutual Funds	$149,992	$0	$0	$149,992
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,457	0	0	7,457

Total Investments	$157,449	$0	$0	$157,449

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$275	$388	$0	$663

Total Financial Derivative Instruments	$275	$388	$0	$663

Totals	$157,724	$388	$0	$158,112

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025 the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$5,231	$321	$(834)	$(86)	$369	$5,001	$276	$0
PIMCO Global Advantage® Strategy Bond Fund	6,957	349	(880)	6	233	6,665	220	0
PIMCO Income Fund	8,711	544	(1,206)	(125)	416	8,340	394	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,231	344	(569)	(21)	15	5,000	167	0
PIMCO Investment Grade Credit Bond Fund	8,699	539	(1,218)	(134)	452	8,338	300	0
PIMCO RAE International Fund	8,673	16	(2,309)	28	1,942	8,350	0	0
PIMCO RAE PLUS EMG Fund	8,698	500	(2,072)	78	1,080	8,284	434	0
PIMCO RAE PLUS Small Fund	8,693	1,001	(1,479)	(77)	172	8,310	360	0
PIMCO Real Return Fund	8,679	459	(1,230)	(43)	458	8,323	245	0
PIMCO Short-Term Floating NAV Portfolio III	7,727	59,833	(60,101)	1	(3)	7,457	334	0
PIMCO Short-Term Fund	26,130	1,697	(2,812)	(9)	(19)	24,987	918	0
PIMCO StocksPLUS® Fund	8,632	426	(1,672)	288	666	8,340	221	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	8,714	483	(1,759)	353	559	8,350	433	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	17,345	770	(4,789)	(727)	4,126	16,725	614	0
PIMCO Total Return Fund IV	26,086	1,634	(3,609)	(255)	1,123	24,979	795	0
Totals	$164,206	$68,916	$(86,539)	$(723)	$11,589	$157,449	$5,711	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1)The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.0% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027 ^«(b)	$2	$0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)	60	1
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)	100	2
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)	120	2
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)	180	2
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)	169	3
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)	40	1
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2049 ^(a)(b)	32	5
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(a)(b)	32	5
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(a)(b)	64	10
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(a)(b)	97	15
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(a)(b)	97	15
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(a)(b)	46	7

		68

INDUSTRIALS 0.3%
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (a)	909	707

Total Corporate Bonds & Notes (Cost $914)		775

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (e)	30	1
0.000% due 12/31/2026 (e)	40	1
0.000% due 12/31/2027 (e)	50	1
0.000% due 12/31/2028 (e)	80	2
0.000% due 12/31/2029 (e)	80	2
0.000% due 12/31/2030 (e)	100	2
0.000% due 12/31/2031 (e)	100	2
0.000% due 12/31/2032 (e)	189	5

Total Convertible Bonds & Notes (Cost $24)		16

U.S. GOVERNMENT AGENCIES 20.3%
Federal Home Loan Mortgage Corp. REMICS
5.245% due 04/15/2049 - 12/15/2050 •	430	431
5.306% due 04/25/2055 •	1,288	1,290
Federal National Mortgage Association REMICS
5.145% due 01/25/2051 •	260	260
5.326% due 08/25/2054 •	61	62
Government National Mortgage Association REMICS
4.927% due 08/20/2068 •	489	491
5.039% due 05/20/2074 •	116	116
5.116% due 02/20/2070 •	16	16
5.239% due 05/20/2074 •	176	177
5.289% due 09/20/2071 •	2,437	2,444
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	7,500	6,589
3.500% due 11/01/2055	4,000	3,654
5.000% due 11/01/2055	10,590	10,497
5.500% due 11/01/2055	300	302
6.000% due 11/01/2055	9,700	9,908

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

6.500% due 11/01/2055	22,700	23,475

Total U.S. Government Agencies (Cost $59,820)		59,712

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)(l)	9,500	6,202
4.000% due 11/15/2042 (l)	990	916
4.000% due 11/15/2052 (j)(l)	740	655
4.625% due 02/15/2055	750	737
U.S. Treasury Inflation Protected Securities(f)
1.500% due 02/15/2053	869	697
1.750% due 01/15/2034 (j)	1,471	1,479
2.125% due 04/15/2029 (j)	3,551	3,666
U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,528

Total U.S. Treasury Obligations (Cost $19,125)		15,880

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Alliance Bancorp Trust 4.752% due 07/25/2037 •	236	207
Bear Stearns ARM Trust
4.225% due 07/25/2036 ~	52	45
4.475% due 02/25/2036 ~	13	12
CHL Mortgage Pass-Through Trust 6.000% due 04/25/2036	211	99
Countrywide Alternative Loan Trust
4.572% due 07/25/2035 •	315	237
4.592% due 09/25/2047 •	81	75
Impac CMB Trust
4.892% due 04/25/2035 •	58	57
4.917% due 04/25/2035 •	75	73
RALI Trust
4.632% due 06/25/2046 •	223	47
6.000% due 12/25/2036	59	50
Residential Asset Securitization Trust 4.672% due 05/25/2035 •	313	188
Towd Point Mortgage Trust 4.089% due 04/25/2055 ~	5,000	4,896
WaMu Mortgage Pass-Through Certificates Trust 4.932% due 01/25/2045 •	1,290	1,308

Total Non-Agency Mortgage-Backed Securities (Cost $7,499)		7,294

ASSET-BACKED SECURITIES 7.4%
AUTOMOBILE SEQUENTIAL 0.9%
CarMax Auto Owner Trust
4.750% due 10/15/2027	71	71
5.340% due 08/16/2027	259	260
Carvana Auto Receivables Trust
4.850% due 06/12/2028	710	715
5.330% due 07/10/2029	180	182
5.900% due 08/10/2027	22	22
5.980% due 12/10/2027	208	209
Flagship Credit Auto Trust 5.640% due 03/15/2028	174	174
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	185	186
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	325	328
Oscar U.S. Funding XV LLC 5.810% due 12/10/2027	304	306
SCCU Auto Receivables Trust 5.700% due 10/16/2028	157	158

		2,611

HOME EQUITY OTHER 2.6%
Aames Mortgage Investment Trust 4.752% due 04/25/2036 •	70	66
ACE Securities Corp. Home Equity Loan Trust
4.752% due 06/25/2036 •	141	104
5.172% due 08/25/2035 •	101	100
Argent Mortgage Loan Trust 4.752% due 05/25/2035 •	374	341
Argent Securities Trust 4.572% due 07/25/2036 •	287	260
Asset-Backed Securities Corp. Home Equity Loan Trust 2.886% due 03/25/2036 •	1,541	1,519
Countrywide Asset-Backed Certificates 4.772% due 03/25/2037 •	241	239

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

Countrywide Asset-Backed Certificates Trust 4.552% due 05/25/2035 •		171	166
First NLC Trust 5.052% due 02/25/2036 •		187	185
Fremont Home Loan Trust
4.542% due 10/25/2036 •		541	495
4.572% due 10/25/2036 •		1,848	740
GSAMP Trust 4.972% due 05/25/2046 •		2,436	2,318
Long Beach Mortgage Loan Trust
4.832% due 09/25/2034 •		47	47
4.872% due 01/25/2036 •		963	871
Popular ABS Mortgage Pass-Through Trust 4.767% due 07/25/2036 •		91	88
Structured Asset Securities Corp. Mortgage Loan Trust
4.842% due 10/25/2036 •		52	52
5.067% due 02/25/2036 •		100	99

			7,690

HOME EQUITY SEQUENTIAL 1.8%
JP Morgan Mortgage Acquisition Trust 4.439% due 11/25/2036 þ		5,246	5,203

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		484	460

WHOLE LOAN COLLATERAL 0.7%
Citigroup Mortgage Loan Trust, Inc. 4.707% due 11/25/2036 •		40	40
First Franklin Mortgage Loan Trust 4.977% due 11/25/2036 •		1,012	993
IndyMac INDB Mortgage Loan Trust 4.412% due 07/25/2036 •		787	248
Lehman XS Trust
4.379% due 06/25/2036 þ		352	346
4.592% due 05/25/2036 •		377	331

			1,958

OTHER ABS 1.3%
522 Funding CLO Ltd. 5.627% due 10/20/2031 •		160	160
Catamaran CLO Ltd. 5.694% due 04/22/2030 •		50	50
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •		269	270
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		544	526
5.865% due 11/15/2068 •		150	152
OZLM XXIV Ltd. 5.747% due 07/20/2032 •		269	270
Recette CLO Ltd. 5.667% due 04/20/2034 •		250	250
Saranac CLO VI Ltd. 5.439% due 08/13/2031 •		108	108
Segovia European CLO DAC 2.904% due 07/20/2032 ~	EUR	355	418
SMB Private Education Loan Trust
1.290% due 07/15/2053		$232	222
6.172% due 10/16/2056 •		526	537
Sound Point CLO IX Ltd. 5.797% due 07/20/2032 •		458	458
TCI-Symphony CLO Ltd. 5.602% due 10/13/2032 •		313	314
Venture XXVIII CLO Ltd. 5.577% due 07/20/2030 •		61	61
Vibrant CLO XI Ltd. 5.707% due 07/20/2032 •		144	144
Voya CLO Ltd. 5.579% due 10/15/2030 •		50	50

			3,990

Total Asset-Backed Securities (Cost $22,080)			21,912

SOVEREIGN ISSUES 11.0%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (e)	BRL	62,600	10,988
Canada Government Bonds 3.250% due 09/01/2028	CAD	7,100	5,203

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

Colombia TES
5.750% due 11/03/2027	COP	8,095,000	1,933
11.000% due 08/22/2029		8,773,400	2,260
12.750% due 11/28/2040		9,896,400	2,645
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	520,000	3,064
2.800% due 06/20/2055		270,000	1,730
Mexico Bonos 8.500% due 03/01/2029	MXN	45,000	2,493
Mexico Udibonos
4.000% due 11/30/2028 (f)		359	19
4.000% due 08/24/2034 (f)		228	12
Peru Government International Bonds 5.400% due 08/12/2034	PEN	4,000	1,116
Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	18,100	1,030

Total Sovereign Issues (Cost $32,076)			32,493

		SHARES
COMMON STOCKS 1.9%
COMMUNICATION SERVICES 0.4%
Frontier Communications Parent, Inc.(c)		18,772	701
TEGNA, Inc.		18,884	384
Vimeo, Inc.(c)(h)		24,800	192

			1,277

CONSUMER DISCRETIONARY 0.1%
Potbelly Corp.(c)		6,100	104

CONSUMER STAPLES 0.5%
JDE Peet's NV		20,958	768
Kellanova		8,698	713

			1,481

HEALTH CARE 0.2%
Merus NV(c)		5,300	499

INDUSTRIALS 0.4%
Norfolk Southern Corp.		2,145	644
Steelcase, Inc. Class A		12,873	222
WNS Holdings Ltd.(c)		4,827	368

			1,234

INFORMATION TECHNOLOGY 0.3%
CyberArk Software Ltd.(c)		1,609	778
PROS Holdings, Inc.(c)		8,600	197

			975

Total Common Stocks (Cost $5,472)			5,570

SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
4.194% due 10/21/2025 - 12/02/2025 (d)(e)		$700	697

Total Short-Term Instruments (Cost $697)			697

Total Investments in Securities (Cost $147,707)			144,349

		SHARES
INVESTMENTS IN AFFILIATES 67.6%
MUTUAL FUNDS (g) 41.2%
PIMCO Income Fund		2,776,559	30,209

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

PIMCO Total Return Fund	10,326,898	90,980

Total Mutual Funds (Cost $118,264)		121,189

SHORT-TERM INSTRUMENTS 26.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.4%
PIMCO Short Asset Portfolio	4,603,331	45,163
PIMCO Short-Term Floating NAV Portfolio III	3,357,429	32,698

Total Short-Term Instruments (Cost $77,583)		77,861

Total Investments in Affiliates (Cost $195,847)		199,050

Total Investments 116.6% (Cost $343,554)		$343,399
Financial Derivative Instruments(i)(k)1.6%(Cost or Premiums, net $6,395)		4,564
Other Assets and Liabilities, net (18.2)%		(53,575)

Net Assets 100.0%		$294,388

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.8)%
Fannie Mae, TBA	2.000%	10/01/2055	$13,800	$(11,122)	$(11,127)

Total Short Sales (3.8)%	$(11,122)	$(11,127)

(h)

Securities with an aggregate market value of $7 have been pledged as collateral as of September 30, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(39) at a weighted average interest rate of 4.380%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee March Futures	03/2026	2	$269	$(7)	$2	$0
Brent Crude June Futures	04/2026	6	390	(8)	0	(4)
Canada Government 5-Year Bond December Futures	12/2025	49	4,060	47	10	0
Canada Government 10-Year Bond December Futures	12/2025	16	1,408	29	6	0
Cocoa December Futures	12/2025	2	135	(17)	0	(5)
Cocoa March Futures	03/2026	2	136	(10)	0	(5)
Copper December Futures	12/2025	2	243	(27)	0	(2)
Euro-BTP Future December Futures	12/2025	42	5,909	60	19	0
Euro-Bund December Futures	12/2025	9	1,359	8	4	0
Gas Oil March Futures	03/2026	7	457	14	0	(4)
Gold 100 oz. December Futures	12/2025	1	387	17	2	0
Iron Ore January Futures	01/2026	43	434	(10)	2	0
Iron Ore November Futures	11/2025	10	104	1	1	0
Live Cattle December Futures	12/2025	7	657	9	3	0
LME Aluminum January Futures	01/2026	3	201	2	1	0
LME Aluminum November Futures	11/2025	5	335	1	0	0
LME Lead November Futures	11/2025	7	345	(2)	0	0
LME Nickel November Futures	11/2025	4	364	(2)	0	0
LME Zinc January Futures	01/2026	7	518	9	10	(1)
LME Zinc November Futures	11/2025	4	298	18	4	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

LongGuilt December Futures	12/2025	3	367	2	1	0
Natural Gas December Futures	11/2025	2	78	0	0	0
Natural Gas November Futures	10/2025	11	363	5	3	0
New York Harbor March Futures	02/2026	6	565	7	0	(6)
Palladium December Futures	12/2025	1	129	4	0	0
Platinum January Futures	01/2026	2	161	23	0	(3)
RBOB Gasoline March Futures	02/2026	6	472	1	0	(5)
Silver December Futures	12/2025	1	233	39	0	(2)
Soybean January Futures	01/2026	6	306	(8)	0	(3)
Soybean Meal January Futures	01/2026	36	1,000	(23)	0	(6)
U.S. Treasury 2-Year Note December Futures	12/2025	41	8,544	8	4	0
U.S. Treasury 10-Year Note December Futures	12/2025	61	6,863	20	0	(1)
U.S. Treasury Long-Term Bond December Futures	12/2025	47	5,480	107	0	(12)
WTI Crude March Futures	02/2026	5	307	(5)	0	(3)

$312	$72	$(62)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures	12/2025	1	$(141)	$(33)	$0	$(1)
Australia Government 3-Year Bond December Futures	12/2025	72	(5,090)	17	1	(7)
Australia Government 10-Year Bond December Futures	12/2025	67	(5,025)	11	0	(34)
Corn December Futures	12/2025	37	(769)	11	11	0
Corn March Futures	03/2026	30	(648)	(1)	10	0
Cotton No. 2 December Futures	12/2025	3	(99)	2	0	0
Cotton No. 2 March Futures	03/2026	18	(608)	13	0	(1)
Euro-Bobl December Futures	12/2025	81	(11,204)	(4)	0	(15)
Euro-Buxl 30-Year Bond December Futures	12/2025	15	(2,016)	(46)	4	(19)
Euro-Oat December Futures	12/2025	54	(7,693)	(70)	0	(18)
Euro-Schatz December Futures	12/2025	22	(2,763)	3	0	(1)
Hard Red Winter Wheat December Futures	12/2025	9	(224)	35	5	0
Hard Red Winter Wheat March Futures	03/2026	14	(363)	29	7	0
Japan Government 10-Year Bond December Futures	12/2025	25	(22,955)	217	19	(19)
Lean Hogs December Futures	12/2025	11	(390)	(20)	7	0
LME Aluminum January Futures	01/2026	1	(67)	(2)	0	0
LME Aluminum November Futures	11/2025	5	(335)	(9)	0	0
LME Lead January Futures	01/2026	6	(299)	2	2	0
LME Lead November Futures	11/2025	7	(345)	9	0	0
LME Nickel November Futures	11/2025	4	(364)	0	0	0
LME Zinc November Futures	11/2025	3	(223)	(7)	0	0
Natural Gas January Futures	12/2025	9	(376)	(1)	1	0
Natural Gas March Futures	02/2026	15	(543)	(5)	2	0
Soybean March Futures	03/2026	7	(363)	5	3	0
Soybean Meal March Futures	03/2026	15	(428)	22	2	0
Soybean Oil January Futures	01/2026	5	(150)	7	1	0
Sugar No. 11 March Futures	02/2026	36	(669)	4	0	(6)
U.S. Treasury 5-Year Note December Futures	12/2025	200	(21,839)	22	0	(8)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	43	(5,163)	(69)	24	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	91	(10,472)	(89)	6	0
Wheat December Futures	12/2025	16	(406)	40	9	0
Wheat March Futures	03/2026	21	(553)	41	11	0
White Sugar March Futures	02/2026	3	(69)	0	0	(1)

$134	$125	$(130)

Total Futures Contracts	$446	$197	$(192)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-44 10-Year Index	(1.000)%	Quarterly	06/20/2035	$5,400	$(21)	$(31)	$(52)	$0	$(1)
CDX.IT-RAXX MAIN43	(1.000)	Quarterly	06/20/2030	EUR	300	7	1	8	0	0
CDX.iTraxx Crossover 43 5-Year Index	(5.000)	Quarterly	06/20/2030	89	(8)	(4)	(12)	0	0

$(22)	$(34)	$(56)	$0	$(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	8,800	$42	$(20)	$22	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		1,000	(6)	(1)	(7)	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		1,000	(5)	0	(5)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		9,500	(46)	(9)	(55)	13	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		3,900	22	3	25	0	(6)
Receive	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		1,482	(51)	15	(36)	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		300	6	(1)	5	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		200	5	(1)	4	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		130	(9)	5	(4)	1	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		700	36	(13)	23	0	(6)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	513,300	(25)	16	(9)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026	JPY	1,360,000	11	22	33	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027		1,182,800	42	(19)	23	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		220,000	1	5	6	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		140,000	(8)	(12)	(20)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		279,700	(10)	23	13	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		840,000	9	(61)	(52)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		890,000	117	(122)	(5)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		799,700	7	(111)	(104)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		450,000	(18)	(52)	(70)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	24	(32)	(8)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/17/2045		50,000	5	(13)	(8)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		160,000	411	12	423	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		95,500	24	38	62	1	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031	SGD	210	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026		$30,900	38	7	45	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		4,000	(24)	(2)	(26)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		3,600	34	(11)	23	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		1,900	(7)	0	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		7,300	0	(70)	(70)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		16,500	(6)	(352)	(358)	0	(11)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,100	229	(462)	(233)	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		976	0	1	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		3,183	(19)	20	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		7,400	(132)	67	(65)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,700	117	(40)	77	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		3,200	(75)	23	(52)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		5,800	(104)	2	(102)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		37,900	(126)	557	431	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		5,800	(19)	(71)	(90)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		2,900	(76)	29	(47)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		850	67	(57)	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,700	304	(415)	(111)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		6,800	319	(211)	108	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		4,249	(49)	22	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		200	(10)	3	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		7,000	331	(80)	251	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		11,700	94	(1)	93	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	(185)	(77)	(262)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	63	49	112	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	444	730	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		212	(1)	(5)	(6)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053		4,159	(33)	51	18	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,090	407	250	657	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	18	(796)	(778)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,416	(76)	(208)	(284)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,000	131	38	169	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		685	0	10	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		6,000	743	19	762	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		300	(30)	(8)	(38)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		6,500	46	57	103	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,300	(179)	19	(160)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,650	142	(17)	125	5	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,700	(48)	(4)	(52)	0	(4)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029	BRL	5,530	0	(30)	(30)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,400	0	55	55	1	0
Receive(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031	CNY	49,300	56	2	58	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	8,776,600	(8)	8	0	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		12,958,000	(12)	16	4	3	0
Receive(5)	3-Month KRW-KORIBOR	2.500	Quarterly	03/18/2031	KRW	3,751,790	8	13	21	0	(1)
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	83	178	2	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		62,900	(199)	(24)	(223)	0	(2)
Pay	6-Month AUD-BBR-BBSW	2.000	Semi-Annual	10/07/2027	AUD	9,300	(300)	35	(265)	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,000	101	122	223	37	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	6	32	7	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030	CLP	4,900	33	(12)	21	6	0
Pay	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030		634,700	0	17	17	0	0
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030		25,200	4	(103)	(99)	0	(27)
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	CZK	116,900	(8)	56	48	0	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	800	(4)	0	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,067)	(395)	(1,462)	15	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		1,720	14	(9)	5	3	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		4,700	(4)	11	7	16	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		1,940	(37)	1	(36)	0	(15)
Pay	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	503,100	(9)	56	47	0	(1)
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	34,500	(36)	(494)	(530)	0	(18)
Receive(5)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	THB	82,220	12	8	20	0	(2)
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	24,000	0	3	3	0	0
Pay(5)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		24,000	(8)	63	55	1	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		64,800	(197)	(39)	(236)	0	(3)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	(1)	(51)	0	(1)
Receive	CAONREPO	2.750	Semi-Annual	09/17/2027		1,100	(3)	(3)	(6)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		11,900	(185)	(10)	(195)	0	(15)
Receive	CAONREPO	2.750	Semi-Annual	09/17/2030		1,300	1	(11)	(10)	0	(2)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,600	101	(81)	20	0	(9)
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		5,100	(44)	86	42	15	0
Receive	CAONREPO	3.250	Semi-Annual	06/18/2055		200	(6)	4	(2)	0	(1)

							$1,028	$(2,116)	$(1,088)	$234	$(246)

Total Swap Agreements							$1,006	$(2,150)	$(1,144)	$234	$(247)

(j)

Securities with an aggregate market value of $2,328 and cash of $4,385 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Unsettled variation margin asset of $3 and liability of $(24) for closed futures is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		10/2025		EUR	954		$1,113		$0		$(7)
		10/2025			$2,616		CAD	3,640	0		(1)
		11/2025		CAD	3,634		$2,616		1		0
BOA		10/2025		EUR	624		731		0		(1)
		10/2025		IDR	1,685,000		100		0		(1)
		10/2025			$633		CHF	507	4		0
		10/2025			261		CNH	1,852	0		(1)
		10/2025			80		ILS	270	1		0
		10/2025			205		INR	18,152	0		(1)
		10/2025			7		JPY	977	0		0
		10/2025			100		KRW	138,929	0		(1)
		10/2025			72		NZD	125	1		0
		10/2025			20		PLN	71	0		0
		10/2025		ZAR	4,459		$256		0		(1)
		11/2025		JPY	644		4		0		0
		11/2025		NZD	125		72		0		(1)
		11/2025			$30		ILS	100	0		0
		11/2025		ZAR	1,837		$105		0		(1)
		12/2025		THB	15,938		496		1		0
BPS		10/2025		BRL	25,300		4,223		0		(531)
		10/2025		CNH	2,568		361		0		0
		10/2025		IDR	9,393,596		566		5		(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

	10/2025	INR	10,657		121	1	0
	10/2025	SEK	2,440		260	1	0
	10/2025	SGD	2,237		1,749	15	0
	10/2025	TRY	20,680		497	0	0
	10/2025	TWD	22,767		759	12	(1)
	10/2025		$4,707	BRL	25,300	49	(2)
	10/2025		994	IDR	16,419,270	0	(10)
	10/2025		496	KRW	685,484	0	(8)
	10/2025		614	PLN	2,236	1	0
	10/2025		49	TWD	1,484	0	0
	11/2025	IDR	1,336,909		$80	0	0
	11/2025	INR	8,011		90	0	0
	11/2025	KRW	70,091		50	0	0
	11/2025		$75	BRL	400	0	0
	11/2025		100	ILS	337	2	0
	12/2025	HUF	9,219		$28	0	0
	12/2025	TWD	2,438		81	1	0
	12/2025		$221	IDR	3,724,216	1	0
	04/2026	BRL	9,100		$1,593	0	(44)
BRC	10/2025		1,380		259	0	0
	10/2025	CHF	606		756	0	(6)
	10/2025	ILS	2,226		667	0	(5)
	10/2025	MYR	56		13	0	0
	10/2025	PLN	746		204	0	(1)
	10/2025		$253	BRL	1,380	7	0
	10/2025		3,804	CAD	5,221	0	(52)
	10/2025		445	CHF	355	1	0
	10/2025		10	NOK	101	0	0
	10/2025		820	ZAR	14,460	17	0
	11/2025	CHF	354		$445	0	(1)
	11/2025	NOK	101		10	0	0
	11/2025	ZAR	643		37	0	(1)
	12/2025	MYR	3,253		776	1	0
BSH	10/2025	BRL	16,400		3,084	2	0
	10/2025	DKK	1,575		250	2	0
	10/2025		$3,016	BRL	16,400	66	0
	10/2025		21	NZD	37	0	0
	10/2025		99	PEN	355	3	0
	11/2025	NZD	37		$21	0	0
	12/2025		$20	PEN	72	1	0
	01/2026		257		919	7	0
	02/2026		425		1,487	1	0
	04/2026	BRL	17,600		$3,099	0	(67)
CBK	10/2025	AUD	2,726		1,782	0	(22)
	10/2025	BRL	14,161		2,663	2	0
	10/2025	CNH	6,140		865	3	0
	10/2025	COP	4,893,627		1,213	0	(31)
	10/2025	GBP	103		141	2	0
	10/2025	HKD	3,891		500	0	0
	10/2025	IDR	9,012,269		545	6	(1)
	10/2025	INR	32,894		370	0	0
	10/2025	KRW	304,631		217	0	0
	10/2025	NOK	786		78	0	(1)
	10/2025	PLN	476		130	0	(1)
	10/2025	SGD	513		400	2	0
	10/2025	THB	2,492		77	0	0
	10/2025	TWD	31,109		1,050	28	0
	10/2025		$2,562	BRL	14,161	99	0
	10/2025		50	COP	195,293	0	0
	10/2025		65	DKK	415	0	0
	10/2025		443	IDR	7,318,354	0	(4)
	10/2025		20	ILS	69	1	0
	10/2025		1,024	INR	89,924	0	(12)
	10/2025		50	KRW	69,068	0	(1)
	10/2025		999	NOK	9,966	0	0
	10/2025		101	SEK	960	1	0
	10/2025		348	SGD	444	0	(3)
	10/2025		462	TWD	14,070	0	(1)
	10/2025	ZAR	1,662		$96	0	0
	11/2025	COP	16,867,774		4,051	0	(233)
	11/2025	NOK	9,963		999	0	0
	11/2025	PEN	1,464		400	0	(21)
	11/2025		$47	ILS	158	1	0
	11/2025		222	INR	19,773	0	0
	12/2025	CLP	282,464		$293	0	(1)
	12/2025	THB	5		0	0	0
	12/2025	TWD	10,033		332	1	0
	12/2025		$195	CZK	4,053	1	0
	12/2025		229	IDR	3,846,180	1	0
	01/2026	TWD	3,937		$131	0	0
	03/2026		$748	CLP	721,622	2	0
	05/2026	PEN	2,121		$598	0	(9)
DUB	10/2025	CNH	5,502		774	2	0
	10/2025	IDR	2,792,293		170	3	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

	10/2025	INR	32,007		360	0	0
	10/2025	KRW	147,867		106	1	0
	10/2025	PEN	355		100	0	(2)
	10/2025	TWD	4,362		144	0	0
	10/2025		$1,625	ILS	5,552	51	0
	10/2025		913	INR	80,794	0	(5)
	10/2025		50	KRW	69,141	0	(1)
	10/2025		102	PEN	355	0	0
	11/2025	ILS	5,549		$1,625	0	(51)
	11/2025	INR	1,769		20	0	0
	11/2025		$360	INR	32,070	0	0
	11/2025	ZAR	731		$42	0	(1)
FAR	10/2025	AUD	480		311	0	(6)
	10/2025	CNH	2,399		338	1	0
	10/2025	PLN	831		227	0	(1)
	10/2025		$2,093	AUD	3,206	28	0
	10/2025		80	CHF	64	0	0
	10/2025		830	INR	73,184	0	(7)
	10/2025		894	JPY	131,470	0	(5)
	10/2025		355	PLN	1,294	1	0
	10/2025		3,202	SGD	4,123	0	(5)
	11/2025	AUD	3,206		$2,094	0	(28)
	11/2025	CHF	63		80	0	0
	11/2025	SGD	4,113		3,202	5	0
	12/2025	MXN	37,073		1,956	0	(52)
GLM	10/2025	BRL	33,500		5,500	0	(794)
	10/2025	CHF	17		21	0	0
	10/2025	CNH	189		27	0	0
	10/2025	IDR	3,732,617		224	0	0
	10/2025	MYR	55		13	0	0
	10/2025	SGD	39		30	0	0
	10/2025		$6,168	BRL	33,500	127	(1)
	10/2025		781	CAD	1,076	0	(8)
	10/2025		297	IDR	4,911,163	0	(3)
	10/2025		238	INR	20,855	0	(3)
	11/2025		35	TRY	1,506	0	0
	12/2025	MXN	376		$20	0	(1)
	12/2025	MYR	106		25	0	0
	12/2025		$221	IDR	3,693,180	0	0
	04/2026	BRL	35,900		$6,330	1	(129)
IND	10/2025	KRW	281,464		200	0	(1)
	10/2025		$75	DKK	478	0	0
	11/2025	DKK	477		$75	0	0
JPM	10/2025	CAD	9,924		7,181	50	0
	10/2025	IDR	10,396,119		623	0	(1)
	10/2025	KRW	136,259		98	1	0
	10/2025	PLN	494		134	0	(2)
	10/2025	TWD	19,005		637	12	0
	10/2025		$52	DKK	332	0	0
	10/2025		795	IDR	13,197,996	0	(4)
	10/2025		82	ILS	276	1	0
	10/2025		39	TWD	1,182	0	0
	10/2025		184	ZAR	3,260	4	0
	11/2025	DKK	331		$52	0	0
	11/2025	ZAR	689		39	0	(1)
	12/2025	COP	8,913,222		2,246	0	(5)
	12/2025		$873	HUF	291,588	1	0
MBC	10/2025	CHF	303		$382	2	0
	10/2025	CNH	2,800		394	1	0
	10/2025	EUR	726		858	6	0
	10/2025	IDR	1,087,368		66	1	0
	10/2025	INR	13,168		148	0	0
	10/2025	JPY	256,400		1,748	14	0
	10/2025	KRW	722,032		518	3	0
	10/2025	SEK	3,358		350	0	(6)
	10/2025	SGD	1,779		1,389	9	0
	10/2025	THB	5,880		183	1	0
	10/2025		$344	CNH	2,447	0	0
	10/2025		965	GBP	719	2	0
	10/2025		148	INR	13,168	0	0
	10/2025		489	KRW	682,655	0	(2)
	10/2025		10	NOK	103	0	0
	10/2025		90	SEK	860	2	0
	10/2025		420	THB	13,555	0	(1)
	11/2025	CNH	2,441		$344	0	0
	11/2025	NOK	103		10	0	0
	11/2025		$1,708	CNY	12,130	1	0
	11/2025		148	INR	13,205	0	0
	12/2025	THB	24,217		$753	2	0
MYI	10/2025	BRL	2,267		410	1	(16)
	10/2025	CNH	2,827		397	1	0
	10/2025	IDR	1,096,238		67	1	0
	10/2025		$426	BRL	2,267	0	0
	10/2025		105	JPY	15,625	1	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

10/2025	0	NOK	3	0	0
10/2025	335	PLN	1,212	0	(1)
10/2025	263	TWD	7,922	0	(3)
11/2025	JPY	14,113	$95	0	(1)
11/2025	NOK	3	0	0	0
12/2025	CZK	6,417	312	2	0
12/2025	HUF	18,602	55	0	(1)
12/2025	MYR	57	13	0	0
12/2025	TWD	7,870	263	3	0
12/2025	$8	CZK	173	0	0
NGF	10/2025	KRW	180,479	$130	1	0
10/2025	$266	IDR	4,410,993	0	(2)
11/2025	81	TRY	3,518	1	0
SCX	10/2025	BRL	1,164	$219	0	0
10/2025	CNH	2,056	289	1	0
10/2025	IDR	3,831,928	229	0	0
10/2025	INR	22,100	249	0	0
10/2025	TWD	17,085	577	15	0
10/2025	$219	BRL	1,164	0	0
10/2025	55	DKK	350	1	0
10/2025	1,469	GBP	1,099	8	0
10/2025	298	IDR	4,893,815	0	(4)
10/2025	404	INR	35,702	0	(3)
10/2025	51	JPY	7,492	0	0
11/2025	GBP	1,099	$1,470	0	(8)
11/2025	INR	18,529	208	0	0
11/2025	$229	INR	20,372	0	0
12/2025	CZK	2,924	$143	1	0
12/2025	PEN	1,063	305	0	(1)
12/2025	$219	BRL	1,180	0	0
12/2025	230	IDR	3,841,613	0	0
12/2025	1,548	PHP	88,659	0	(32)
SOG	10/2025	BRL	13,506	$2,531	0	(7)
10/2025	IDR	3,854,214	234	3	0
10/2025	NZD	162	94	1	0
10/2025	$2,539	BRL	13,506	0	(2)
10/2025	100	COP	403,600	3	0
10/2025	2,710	EUR	2,304	0	(5)
10/2025	674	JPY	99,446	1	(3)
10/2025	34	NOK	337	0	0
10/2025	424	SEK	4,002	1	0
11/2025	EUR	2,304	$2,715	5	0
11/2025	JPY	30,734	207	0	(1)
11/2025	NOK	337	34	0	0
11/2025	SEK	3,993	424	0	(1)
12/2025	$2,531	BRL	13,698	6	0
03/2026	CLP	349,830	$361	0	(3)
SSB	10/2025	GBP	1,715	2,311	5	0
10/2025	$342	TWD	10,236	0	(6)
UAG	10/2025	CAD	9	$7	0	0
10/2025	ILS	7,518	2,254	0	(16)
10/2025	NOK	9,723	955	0	(19)
10/2025	PEN	351	100	0	(1)
10/2025	$396	ILS	1,350	12	0
10/2025	334	PLN	1,212	0	(1)
10/2025	70	THB	2,265	0	0
10/2025	96	ZAR	1,661	0	0
10/2025	ZAR	1,662	$96	0	0
11/2025	ILS	557	163	0	(5)
11/2025	ZAR	699	40	0	(1)
12/2025	HUF	6,547	20	0	0
12/2025	PHP	40,010	697	13	0
12/2025	THB	1,621	51	1	0
12/2025	$109	MXN	2,016	0	0
12/2025	365	THB	11,516	0	(8)

Total Forward Foreign Currency Contracts	$775	$(2,364)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$2,892
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,371

Total Purchased Options	$6,233	$6,263

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(124)

Total Written Options	$(255)	$(124)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$72	$7	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,726	(107)	107	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	348	31	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	12	8	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	123	13	0

$(603)	$662	$59	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Receive	3-Month MYR-KLIBOR(5)	3.000%	Quarterly	03/18/2031	MYR	8,670	$14	$11	$25	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	BCPMXWO Index	1,270,421	4.740%	Monthly	10/07/2026	$174,352	$0	$(44)	$0	$(44)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Pay	HNI Corp.	2,821	4.050% (SOFR less a specified spread)	Monthly	02/05/2026	$132	$0	$0	$0	$0
RBC	Pay	Palo Alto Networks,Inc.	3,540	4.525% (SOFR plus a specified spread)	Monthly	03/25/2026	721	0	2	2	0
Pay	Union Pacific Corp.	2,145	4.550% (SOFR plus a specified spread)	Monthly	03/25/2026	507	0	1	1	0

$0	$3	$3	$0

Total Swap Agreements	$(589)	$632	$87	$(44)

(l)

Securities with an aggregate market value of $1,365 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2025 (Unaudited)

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$68	$0	$68
Industrials	0	707	0	707
Convertible Bonds & Notes
Banking & Finance	0	16	0	16
U.S. Government Agencies	0	59,712	0	59,712
U.S. Treasury Obligations	0	15,880	0	15,880
Non-Agency Mortgage-Backed Securities	0	7,294	0	7,294
Asset-Backed Securities
Automobile Sequential	0	2,611	0	2,611
Home Equity Other	0	7,690	0	7,690
Home Equity Sequential	0	5,203	0	5,203
Manufacturing House ABS Other	0	460	0	460
Whole Loan Collateral	0	1,958	0	1,958
Other ABS	0	3,990	0	3,990
Sovereign Issues	0	32,493	0	32,493
Common Stocks
Communication Services	1,277	0	0	1,277
Consumer Discretionary	104	0	0	104
Consumer Staples	1,481	0	0	1,481
Health Care	499	0	0	499
Industrials	1,234	0	0	1,234
Information Technology	975	0	0	975
Short-Term Instruments
U.S. Treasury Bills	0	697	0	697

	$5,570	$138,779	$0	$144,349
Investments in Affiliates, at Value
Mutual Funds	121,189	0	0	121,189
Short-Term Instruments
Central Funds Used for Cash Management Purposes	77,861	0	0	77,861

	$199,050	$0	$0	$199,050

Total Investments	$204,620	$138,779	$0	$343,399

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,127)	$0	$(11,127)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	163	268	0	431
Over the counter	0	7,125	0	7,125

	$163	$7,393	$0	$7,556
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(171)	(268)	0	(439)
Over the counter	0	(2,532)	0	(2,532)

	$(171)	$(2,800)	$0	$(2,971)

Total Financial Derivative Instruments	$(8)	$4,593	$0	$4,585

Totals	$204,612	$132,245	$0	$336,857

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.6% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes toConsolidatedSchedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and

Notes to Financial Statements (Cont.)

Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$30,366	$3,459	$(4,552)	$(70)	$1,006	$30,209	$1,348	$0
PIMCO Short Asset Portfolio	52,052	10,430	(17,370)	(289)	340	45,163	1,600	0
PIMCO Short-Term Floating NAV Portfolio III	13,960	146,630	(127,900)	(4)	12	32,698	1,030	0
PIMCO Total Return Fund	90,768	3,160	(6,402)	(59)	3,513	90,980	3,170	0
Totals	$187,146	$163,679	$(156,224)	$(422)	$4,871	$199,050	$7,148	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BCPMXWO	Barclays Custom Equity Index	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate
Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average
Brent	Brent Crude	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CHILIBOR	Chile Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	oz.	Ounce	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

Schedule of Investments PIMCO High Yield Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.3%
Alliant Holdings Intermediate LLC 6.666% (TSFR1M + 2.500%) due 09/19/2031 ~	$1,127	$1,125
Bausch & Lomb Corp. 8.413% (TSFR1M + 4.250%) due 01/15/2031 ~	100	100
Boxer Parent Co., Inc. 7.199% (TSFR3M + 3.000%) due 07/30/2031 ~	1,182	1,181
Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	29	29
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	1,692	1,691
Delta TopCo, Inc. 6.740% - 7.023% (TSFR1M + 2.750%) due 11/30/2029 ~	494	489
Fertitta Entertainment LLC 7.413% (TSFR1M + 3.250%) due 01/27/2029 ~	370	370
Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~	700	698
11.038% (TSFR3M + 7.000%) due 09/15/2033 ~	125	125
GFL Environmental, Inc. 6.671% (TSFR3M + 2.500%) due 03/03/2032 ~	200	200
IRB Holding Corp. 6.663% (TSFR1M + 2.500%) due 12/15/2027 ~	1,372	1,374
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~	2,350	2,341
TransDigm, Inc.
6.252% (TSFR3M + 2.250%) due 03/22/2030 ~	3,061	3,062
6.502% (TSFR3M + 2.500%) due 02/28/2031 ~	1,281	1,281
Trident TPI Holdings, Inc. 7.752% (TSFR3M + 3.750%) due 09/15/2028 ~	2,517	2,476
Truist Insurance Holdings LLC 6.752% (TSFR3M + 2.750%) due 05/06/2031 ~	299	299
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~	3,161	3,026
UKG, Inc. 6.810% (TSFR3M + 2.500%) due 02/10/2031 ~	1,188	1,188
Van Pool Transportation LLC
TBD% - 7.252% (TSFR3M + 3.250%) due 08/06/2030 ~µ	178	179
TBD% - 7.252% (TSFR1M + 3.250%) due 08/06/2030 ~	1,297	1,303
Veritiv Corp. 8.002% (TSFR3M + 4.000%) due 11/30/2030 ~	973	964
Virgin Media Bristol LLC 7.515% (TSFR1M + 3.250%) due 01/31/2029 ~	1,547	1,548
Voyager Parent LLC 8.752% (TSFR3M + 4.750%) due 07/01/2032 ~	500	502
WCG Intermediate Corp. 7.163% (TSFR1M + 3.000%) due 02/25/2032 ~	953	947
Whatabrands LLC 6.663% (TSFR1M + 2.500%) due 08/03/2028 ~	1,890	1,894
X Corp. 10.958% (TSFR3M + 6.500%) due 10/26/2029 ~	2,109	2,072

Total Loan Participations and Assignments (Cost $30,254)		30,464

CORPORATE BONDS & NOTES 81.7%
BANKING & FINANCE 12.3%
123 Lights Re Ltd. 14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~	250	250
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875% due 06/15/2030	925	951
AmWINS Group, Inc. 6.375% due 02/15/2029	800	817
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	1,000	962
Armor RE II Ltd. 12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~	250	267
Boost Newco Borrower LLC 7.500% due 01/15/2031	1,075	1,141
Burford Capital Global Finance LLC
6.875% due 04/15/2030	360	362
7.500% due 07/15/2033	350	357
9.250% due 07/01/2031	2,000	2,128
Cape Lookout Re Ltd. 10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~	250	263

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Credit Acceptance Corp. 9.250% due 12/15/2028		425	447
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030		200	201
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/2028		600	584
Diversified Healthcare Trust 7.250% due 10/15/2030		280	285
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030 (a)		475	475
Encore Capital Group, Inc. 8.500% due 05/15/2030		2,250	2,391
Everglades Re II Ltd. 15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		250	263
Freedom Mortgage Corp.
6.625% due 01/15/2027		450	449
12.000% due 10/01/2028		2,625	2,782
Freedom Mortgage Holdings LLC
7.875% due 04/01/2033		400	412
8.375% due 04/01/2032		200	210
FS KKR Capital Corp. 6.125% due 01/15/2031		650	644
FTAI Aviation Investors LLC
5.500% due 05/01/2028		1,600	1,602
5.875% due 04/15/2033		200	201
7.000% due 05/01/2031		700	733
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% due 05/15/2026		5	5
9.000% due 06/15/2030		550	531
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (a)		1,050	1,043
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/2032		1,125	1,085
Iron Mountain, Inc.
4.500% due 02/15/2031		500	478
5.250% due 07/15/2030		525	520
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		450	468
7.125% due 04/30/2031		2,975	3,123
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		900	951
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000% due 07/15/2031		250	262
Millrose Properties, Inc. 6.375% due 08/01/2030		425	433
MMIFS Re Ltd. 5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	181
MPT Operating Partnership LP/MPT Finance Corp. 8.500% due 02/15/2032		$350	372
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		1,275	1,293
5.500% due 08/15/2028		1,725	1,725
Navient Corp. 6.750% due 06/15/2026		1,500	1,518
Newmark Group, Inc. 7.500% due 01/12/2029		2,825	3,033
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		125	123
5.625% due 09/29/2028		1,000	1,001
7.050% due 09/15/2028		150	156
OneMain Finance Corp.
3.500% due 01/15/2027		900	880
3.875% due 09/15/2028		225	216
5.375% due 11/15/2029		225	223
6.625% due 01/15/2028		1,850	1,896
6.625% due 05/15/2029		1,100	1,132
7.125% due 11/15/2031		445	462
Orange Capital RE DAC 7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	296
Osaic Holdings, Inc. 6.750% due 08/01/2032		$175	181
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 02/01/2027		900	901
Panther Escrow Issuer LLC 7.125% due 06/01/2031		1,075	1,119
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/2029		500	488
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029		275	279
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,500	1,453
6.875% due 05/15/2032		725	752
7.125% due 11/15/2030		850	886
PRA Group, Inc. 8.875% due 01/31/2030		475	491

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Quercus Re DAC 10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	298
Rfna LP 7.875% due 02/15/2030		$75	76
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		1,000	982
4.750% due 10/15/2027		350	349
RLJ Lodging Trust LP 4.000% due 09/15/2029		525	496
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.000% due 10/15/2033		375	343
Service Properties Trust 0.000% due 09/30/2028 (d)		550	485
SLM Corp.
3.125% due 11/02/2026		1,900	1,863
6.500% due 01/31/2030		275	287
Starwood Property Trust, Inc.
5.250% due 10/15/2028 (a)		425	425
5.750% due 01/15/2031 (a)		1,650	1,651
6.500% due 07/01/2030		375	388
Stonex Escrow Issuer LLC 6.875% due 07/15/2032		300	309
Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		250	261
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	260
UWM Holdings LLC 6.250% due 03/15/2031		900	896
Vornado Realty LP 3.400% due 06/01/2031		800	719
Windmill III Re DAC 7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297
Winston RE Ltd. 10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		$250	260

			59,778

INDUSTRIALS 66.0%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		325	311
4.000% due 10/15/2030		5,150	4,859
1261229 BC Ltd. 10.000% due 04/15/2032		1,300	1,334
ADT Security Corp.
4.875% due 07/15/2032		300	291
5.875% due 10/15/2033 (a)		225	225
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030		1,320	1,369
Allison Transmission, Inc. 3.750% due 01/30/2031		1,475	1,364
Altice France SA 8.125% due 02/01/2027		650	622
Amber Finco PLC 6.625% due 07/15/2029	EUR	100	124
Amer Sports Co. 6.750% due 02/16/2031		$1,300	1,353
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		25	25
American Axle & Manufacturing, Inc. 6.375% due 10/15/2032 (a)		350	350
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		550	522
4.000% due 01/15/2028		2,000	1,962
Amkor Technology, Inc. 5.875% due 10/01/2033		50	51
ams-OSRAM AG 12.250% due 03/30/2029		1,925	2,073
APi Group DE, Inc.
4.125% due 07/15/2029		800	774
4.750% due 10/15/2029		235	231
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250% due 09/01/2028		775	737
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/2029		875	874
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		1,000	980
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.750% due 04/01/2028		550	533
Axalta Coating Systems LLC 3.375% due 02/15/2029		700	664
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.750% due 06/15/2027		700	697
Axon Enterprise, Inc.
6.125% due 03/15/2030		1,200	1,235
6.250% due 03/15/2033		150	155
B&G Foods, Inc. 8.000% due 09/15/2028		2,125	2,062

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Ball Corp. 2.875% due 08/15/2030		2,800	2,546
Bausch & Lomb Corp. 8.375% due 10/01/2028		1,075	1,122
BCP V Modular Services Finance II PLC 4.750% due 11/30/2028	EUR	225	254
Beignet 6.850% due 06/01/2049 «(a)		$4,975	4,975
BellRing Brands, Inc. 7.000% due 03/15/2030		375	388
BKV Upstream Midstream LLC 7.500% due 10/15/2030		650	650
Block, Inc.
2.750% due 06/01/2026		800	790
3.500% due 06/01/2031		875	815
5.625% due 08/15/2030		2,775	2,814
6.000% due 08/15/2033		375	384
6.500% due 05/15/2032		800	829
Boyne USA, Inc. 4.750% due 05/15/2029		375	368
Builders FirstSource, Inc.
4.250% due 02/01/2032		1,650	1,553
5.000% due 03/01/2030		1,225	1,214
Cablevision Lightpath LLC 3.875% due 09/15/2027		750	729
Carnival Corp.
4.000% due 08/01/2028		2,625	2,589
5.750% due 08/01/2032		1,600	1,630
Carvana Co. 9.000% due 06/01/2031		800	906
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% due 03/01/2030		1,800	1,729
5.375% due 06/01/2029		7,400	7,356
Celanese U.S. Holdings LLC 6.665% due 07/15/2027		775	796
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029		725	640
Century Communities, Inc. 6.625% due 09/15/2033		375	379
Cerdia Finanz GmbH 9.375% due 10/03/2031		2,600	2,759
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		441	431
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/2028		125	124
Chord Energy Corp.
6.000% due 10/01/2030		500	497
6.750% due 03/15/2033		1,875	1,901
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		1,550	1,341
5.250% due 05/15/2030		575	521
6.000% due 01/15/2029		475	461
6.875% due 04/15/2029		650	517
9.750% due 01/15/2034		680	697
Churchill Downs, Inc. 4.750% due 01/15/2028		1,700	1,679
CITGO Petroleum Corp. 8.375% due 01/15/2029		925	964
Civitas Resources, Inc. 8.750% due 07/01/2031		1,875	1,923
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		600	578
4.875% due 07/01/2029		400	378
Clean Harbors, Inc. 4.875% due 07/15/2027		450	450
Cleveland-Cliffs, Inc. 4.625% due 03/01/2029		1,575	1,519
Cloud Software Group, Inc.
6.500% due 03/31/2029		1,000	1,010
6.625% due 08/15/2033		925	943
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		1,275	1,309
6.875% due 01/15/2030		275	282
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		1,475	1,435
7.000% due 06/15/2027		1,725	1,722
CommScope Technologies LLC 5.000% due 03/15/2027		1,525	1,514
Comstock Resources, Inc. 5.875% due 01/15/2030		1,000	964
Consolidated Communications, Inc. 5.000% due 10/01/2028		250	253
CoreWeave, Inc.
9.000% due 02/01/2031		950	975
9.250% due 06/01/2030		1,650	1,706

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

CP Atlas Buyer, Inc. 9.750% due 07/15/2030	1,100	1,153
Crescent Energy Finance LLC
7.375% due 01/15/2033	1,350	1,316
8.375% due 01/15/2034	175	177
Crocs, Inc. 4.250% due 03/15/2029	275	264
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	2,175	2,075
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/2026	1,000	996
DaVita, Inc. 4.625% due 06/01/2030	525	504
Dcli Bidco LLC 7.750% due 11/15/2029	1,150	1,197
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030	1,310	1,389
Directv Financing LLC 8.875% due 02/01/2030	1,020	1,009
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% due 08/15/2027	738	738
Discovery Communications LLC 3.625% due 05/15/2030	200	185
DISH Network Corp. 11.750% due 11/15/2027	1,525	1,615
Dream Finders Homes, Inc. 6.875% due 09/15/2030	525	529
Dye & Durham Ltd. 8.625% due 04/15/2029	400	396
EchoStar Corp. 10.750% due 11/30/2029	2,300	2,532
EchoStar Corp. (6.750% Cash or 6.750% PIK) 6.750% due 11/30/2030 (b)	1,000	1,032
Element Solutions, Inc. 3.875% due 09/01/2028	350	339
Ellucian Holdings, Inc. 6.500% due 12/01/2029	500	509
EW Scripps Co. 9.875% due 08/15/2030	1,300	1,221
Fair Isaac Corp. 4.000% due 06/15/2028	700	682
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	575	529
Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031	1,150	1,099
5.875% due 04/15/2030	500	513
Froneri Lux FinCo SARL 6.000% due 08/01/2032	325	326
Frontier Communications Holdings LLC
5.000% due 05/01/2028	725	724
5.875% due 10/15/2027	525	525
8.625% due 03/15/2031	375	396
8.750% due 05/15/2030	550	575
Gap, Inc. 3.875% due 10/01/2031	575	525
Garda World Security Corp. 7.750% due 02/15/2028	600	616
GFL Environmental, Inc.
3.500% due 09/01/2028	1,825	1,782
6.750% due 01/15/2031	700	733
Global Medical Response, Inc. 7.375% due 10/01/2032	775	798
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500% due 03/01/2029	1,250	1,186
goeasy Ltd.
6.875% due 05/15/2030	500	498
7.625% due 07/01/2029	725	735
9.250% due 12/01/2028	1,950	2,037
Graphic Packaging International LLC 3.750% due 02/01/2030	850	795
Gray Media, Inc.
4.750% due 10/15/2030	1,925	1,480
9.625% due 07/15/2032	575	588
10.500% due 07/15/2029	525	568
Griffon Corp. 5.750% due 03/01/2028	1,125	1,126
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	350	360
HealthEquity, Inc. 4.500% due 10/01/2029	1,775	1,723
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	2,675	2,451
3.750% due 05/01/2029	625	602
4.000% due 05/01/2031	1,000	947
5.750% due 09/15/2033	470	477

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 07/01/2031	25	23
Hologic, Inc. 3.250% due 02/15/2029	2,050	1,981
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034	1,730	1,765
Imola Merger Corp. 4.750% due 05/15/2029	725	706
Ingevity Corp. 3.875% due 11/01/2028	425	409
Inversion Escrow Issuer LLC 6.750% due 08/01/2032	700	690
IQVIA, Inc. 6.250% due 06/01/2032	1,250	1,287
JELD-WEN, Inc. 4.875% due 12/15/2027	1,875	1,831
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031	1,975	2,005
K Hovnanian Enterprises, Inc. 8.000% due 04/01/2031	275	282
KBR, Inc. 4.750% due 09/30/2028	1,275	1,262
Kodiak Gas Services LLC
6.500% due 10/01/2033	375	382
6.750% due 10/01/2035	275	283
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	1,250	1,240
Lamar Media Corp.
3.625% due 01/15/2031	275	256
3.750% due 02/15/2028	1,000	973
LBM Acquisition LLC 9.500% due 06/15/2031	625	658
Level 3 Financing, Inc.
6.875% due 06/30/2033	1,450	1,479
7.000% due 03/31/2034	710	723
LifePoint Health, Inc.
8.375% due 02/15/2032	975	1,040
11.000% due 10/15/2030	10	11
Light & Wonder International, Inc. 7.500% due 09/01/2031	200	208
Lindblad Expeditions LLC 7.000% due 09/15/2030	100	102
Lithia Motors, Inc. 5.500% due 10/01/2030	650	650
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	1,725	1,687
Matador Resources Co.
6.250% due 04/15/2033	450	453
6.500% due 04/15/2032	1,025	1,036
Match Group Holdings II LLC
3.625% due 10/01/2031	225	204
5.000% due 12/15/2027	350	349
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	975	986
9.250% due 04/15/2027	1,000	1,003
Medline Borrower LP 3.875% due 04/01/2029	2,900	2,799
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% due 04/01/2029	325	334
MEG Energy Corp. 5.875% due 02/01/2029	925	926
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	400	345
MGM China Holdings Ltd. 4.750% due 02/01/2027	1,050	1,048
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029	950	924
Mineral Resources Ltd. 7.000% due 04/01/2031 (a)	200	203
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.750% due 04/01/2032	150	154
Molina Healthcare, Inc.
3.875% due 11/15/2030	650	602
4.375% due 06/15/2028	925	903
Moss Creek Resources Holdings, Inc. 8.250% due 09/01/2031	300	294
Motion Finco SARL 8.375% due 02/15/2032	275	238
Murphy Oil USA, Inc. 3.750% due 02/15/2031	1,800	1,677
NCR Atleos Corp. 9.500% due 04/01/2029	725	785
NCR Voyix Corp.
5.125% due 04/15/2029	375	369
5.250% due 10/01/2030	600	573

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	500	491
Newell Brands, Inc. 8.500% due 06/01/2028	225	239
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	650	461
Nexstar Media, Inc. 5.625% due 07/15/2027	1,125	1,124
Nissan Motor Co. Ltd.
4.810% due 09/17/2030	625	589
7.500% due 07/17/2030	800	840
7.750% due 07/17/2032	350	371
8.125% due 07/17/2035	250	269
Noble Finance II LLC 8.000% due 04/15/2030	2,225	2,305
Northriver Midstream Finance LP 6.750% due 07/15/2032	875	895
NOVA Chemicals Corp. 4.250% due 05/15/2029	325	315
Novelis Corp.
3.875% due 08/15/2031	700	639
4.750% due 01/30/2030	1,475	1,424
NuStar Logistics LP 6.375% due 10/01/2030	125	130
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,075	1,035
7.250% due 02/15/2033 (a)	350	351
ON Semiconductor Corp. 3.875% due 09/01/2028	1,575	1,530
Open Text Corp. 3.875% due 02/15/2028	1,550	1,509
Option Care Health, Inc. 4.375% due 10/31/2029	675	652
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 04/30/2028	3,175	3,070
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	300	292
Park River Holdings, Inc. 8.000% due 03/15/2031 (a)	125	127
Performance Food Group, Inc. 4.250% due 08/01/2029	1,025	997
Permian Resources Operating LLC
6.250% due 02/01/2033	1,840	1,876
8.000% due 04/15/2027	100	102
PetSmart LLC/PetSmart Finance Corp. 7.500% due 09/15/2032	750	753
Pilgrim's Pride Corp. 3.500% due 03/01/2032	1,300	1,191
Post Holdings, Inc.
4.500% due 09/15/2031	950	888
6.375% due 03/01/2033	300	304
Prestige Brands, Inc. 5.125% due 01/15/2028	1,000	993
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	575	599
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	800	779
5.750% due 04/15/2026	222	223
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375% due 04/30/2029	1,825	1,773
PTC, Inc. 4.000% due 02/15/2028	1,175	1,152
Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,775	1,840
6.750% due 03/01/2033	425	442
QXO Building Products, Inc. 6.750% due 04/30/2032	1,000	1,038
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	22	23
Rakuten Group, Inc. 8.125% due 12/15/2029 •(e)	225	234
Rand Parent LLC 8.500% due 02/15/2030	1,325	1,378
Range Resources Corp. 4.750% due 02/15/2030	450	440
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	525	541
RB Global Holdings, Inc. 6.750% due 03/15/2028	1,475	1,510
ROBLOX Corp. 3.875% due 05/01/2030	1,175	1,122
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	750	729
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,125	1,124
7.500% due 10/15/2027	450	476

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Ryan Specialty LLC 5.875% due 08/01/2032	375	379
Sable International Finance Ltd. 7.125% due 10/15/2032	1,300	1,321
Science Applications International Corp. 5.875% due 11/01/2033	875	876
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	575	562
Seadrill Finance Ltd. 8.375% due 08/01/2030	1,475	1,533
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	325	315
8.250% due 12/15/2029	225	239
9.625% due 12/01/2032	989	1,121
Service Corp. International
3.375% due 08/15/2030	775	719
4.000% due 05/15/2031	225	212
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029	1,325	1,272
Sirius XM Radio LLC
3.875% due 09/01/2031	500	453
4.000% due 07/15/2028	800	774
4.125% due 07/01/2030	2,150	2,018
5.000% due 08/01/2027	300	299
SM Energy Co.
6.625% due 01/15/2027	200	200
6.750% due 08/01/2029	575	578
7.000% due 08/01/2032	600	601
Snap, Inc.
6.875% due 03/01/2033	824	843
6.875% due 03/15/2034	1,675	1,699
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	1,525	1,550
Spectrum Brands, Inc. 3.875% due 03/15/2031	6	5
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/2027	1,375	1,359
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	1,000	1,054
9.750% due 11/15/2030	1,625	1,789
Stagwell Global LLC 5.625% due 08/15/2029	2,175	2,115
Standard Industries, Inc.
3.375% due 01/15/2031	225	204
4.375% due 07/15/2030	625	600
4.750% due 01/15/2028	1,000	992
Station Casinos LLC 4.625% due 12/01/2031	1,175	1,109
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	350	369
Strathcona Resources Ltd. 6.875% due 08/01/2026	1,525	1,527
Sunoco LP
5.625% due 03/15/2031	675	670
6.250% due 07/01/2033	800	815
Sunoco LP/Sunoco Finance Corp. 4.500% due 05/15/2029	550	537
TEGNA, Inc.
4.625% due 03/15/2028	825	812
5.000% due 09/15/2029	2,025	2,016
Teleflex, Inc. 4.250% due 06/01/2028	300	293
Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,197
4.375% due 01/15/2030	1,350	1,314
5.125% due 11/01/2027	350	350
TGS ASA 8.500% due 01/15/2030	1,050	1,083
Thor Industries, Inc. 4.000% due 10/15/2029	1,500	1,423
Tidewater, Inc. 9.125% due 07/15/2030	680	730
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	250	249
TopBuild Corp.
3.625% due 03/15/2029	1,375	1,319
4.125% due 02/15/2032	775	727
5.625% due 01/31/2034	500	499
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	850	833
TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,790
6.875% due 12/15/2030	875	907
Transocean Aquila Ltd. 8.000% due 09/30/2028	434	447

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Transocean International Ltd.
7.875% due 10/15/2032 (a)	250	252
8.250% due 05/15/2029	75	74
8.500% due 05/15/2031	500	490
8.750% due 02/15/2030	488	513
Twilio, Inc. 3.625% due 03/15/2029	1,325	1,264
U.S. Foods, Inc.
4.625% due 06/01/2030	2,250	2,201
4.750% due 02/15/2029	700	690
United Airlines, Inc. 4.375% due 04/15/2026	650	650
United Rentals North America, Inc.
3.750% due 01/15/2032	600	556
3.875% due 02/15/2031	1,050	994
4.000% due 07/15/2030	2,325	2,226
6.125% due 03/15/2034	1,400	1,457
Univision Communications, Inc.
4.500% due 05/01/2029	900	850
8.000% due 08/15/2028	775	804
8.500% due 07/31/2031	775	801
9.375% due 08/01/2032	600	640
USA Compression Partners LP/USA Compression Finance Corp. 6.250% due 10/01/2033	1,375	1,381
Valaris Ltd. 8.375% due 04/30/2030	2,275	2,363
Vallourec SACA 7.500% due 04/15/2032	455	485
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	1,050	1,007
3.875% due 11/01/2033	1,500	1,353
4.125% due 08/15/2031	500	472
Venture Global LNG, Inc.
7.000% due 01/15/2030	3,425	3,547
9.500% due 02/01/2029	750	827
9.875% due 02/01/2032	2,325	2,533
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	725	764
6.750% due 01/15/2036	650	691
7.750% due 05/01/2035	200	226
Vertiv Group Corp. 4.125% due 11/15/2028	600	587
Victra Holdings LLC/Victra Finance Corp. 8.750% due 09/15/2029	125	131
Viking Cruises Ltd.
5.875% due 09/15/2027	1,250	1,251
5.875% due 10/15/2033 (a)	765	766
9.125% due 07/15/2031	175	188
Virgin Media Finance PLC 5.000% due 07/15/2030	50	46
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	1,575	1,486
5.500% due 05/15/2029	2,775	2,746
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875% due 05/01/2027	150	152
9.500% due 06/01/2028	590	615
Vital Energy, Inc. 7.875% due 04/15/2032	5	5
Vmed O2 U.K. Financing I PLC 4.250% due 01/31/2031	500	464
Vnom Sub, Inc. 5.375% due 11/01/2027	200	200
VOC Escrow Ltd. 5.000% due 02/15/2028	1,300	1,297
VZ Secured Financing BV 5.000% due 01/15/2032	1,700	1,539
Warnermedia Holdings, Inc.
3.755% due 03/15/2027	425	420
4.279% due 03/15/2032	2,300	2,110
5.050% due 03/15/2042	675	539
Waste Pro USA, Inc. 7.000% due 02/01/2033	325	337
Wayfair LLC
7.250% due 10/31/2029	175	181
7.750% due 09/15/2030	375	394
WBI Operating LLC
6.250% due 10/15/2030 (a)	500	501
6.500% due 10/15/2033 (a)	925	924
Weatherford International Ltd.
6.750% due 10/15/2033 (a)	1,950	1,953
8.625% due 04/30/2030	1,150	1,176
Western Digital Corp. 4.750% due 02/15/2026	60	60
WEX, Inc. 6.500% due 03/15/2033	100	102

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Whirlpool Corp. 6.125% due 06/15/2030		225	227
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029		250	253
WR Grace Holdings LLC
4.875% due 06/15/2027		380	378
5.625% due 08/15/2029		950	884
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		1,700	1,699
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029		875	879
6.250% due 03/15/2033		525	533
7.125% due 02/15/2031		25	27
XPLR Infrastructure Operating Partners LP 4.500% due 09/15/2027		425	417
Yum! Brands, Inc. 4.625% due 01/31/2032		3,150	3,065
Zayo Group Holdings, Inc.
9.250% due 03/09/2030		903	866
ZF North America Capital, Inc.
6.750% due 04/23/2030		700	684
6.875% due 04/23/2032		450	431
7.125% due 04/14/2030		600	595
ZipRecruiter, Inc. 5.000% due 01/15/2030		250	201
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029		250	237

			322,336

UTILITIES 3.4%
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029		700	731
Archrock Partners LP/Archrock Partners Finance Corp. 6.250% due 04/01/2028		400	401
Calpine Corp.
3.750% due 03/01/2031		1,050	1,001
4.500% due 02/15/2028		1,100	1,096
Clearway Energy Operating LLC
3.750% due 01/15/2032		900	808
4.750% due 03/15/2028		675	667
Electricite de France SA 9.125% due 03/15/2033 •(e)		500	580
Embarq LLC 7.995% due 06/01/2036		1,000	501
EUSHI Finance, Inc. 7.625% due 12/15/2054 •		375	394
Frontier Florida LLC 6.860% due 02/01/2028		150	157
Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032		775	809
8.000% due 05/15/2033		325	340
8.875% due 04/15/2030		150	159
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033		225	227
Hilcorp Energy I LP/Hilcorp Finance Co. 6.250% due 04/15/2032		1,400	1,344
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375% due 02/15/2032		400	410
NRG Energy, Inc.
3.375% due 02/15/2029		750	710
3.625% due 02/15/2031		375	347
5.750% due 07/15/2029		725	729
6.250% due 11/01/2034		700	718
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028		600	597
7.875% due 09/15/2030		200	198
TerraForm Power Operating LLC 5.000% due 01/31/2028		1,000	994
Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	997
5.625% due 02/15/2027		900	901
6.875% due 04/15/2032		800	837

			16,653

Total Corporate Bonds & Notes (Cost $391,984)			398,767

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	1,013

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Convertible Bonds & Notes (Cost $845)		1,013

MUNICIPAL BONDS & NOTES 0.0%
ARIZONA 0.0%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	$100	105

Total Municipal Bonds & Notes (Cost $100)		105

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Floating Rate Notes
4.057% due 07/31/2027 •	2,700	2,698
U.S. Treasury Notes
3.875% due 04/30/2030	6,600	6,643
4.125% due 09/30/2027 (g)	10,900	11,006
4.250% due 11/15/2034	625	632

Total U.S. Treasury Obligations (Cost $20,717)		20,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 4.167% due 11/25/2036 ~	207	93
CHL Mortgage Pass-Through Trust
4.032% due 05/20/2036 ~	85	80
4.912% due 03/25/2035 •	13	12
Countrywide Alternative Loan Trust 4.710% due 05/20/2046 •	31	28
GSR Mortgage Loan Trust 6.560% due 04/25/2035 ~	1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037	185	128
WaMu Mortgage Pass-Through Certificates Trust 4.357% due 12/25/2036 ~	104	95
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.123% due 05/25/2046 •	10	9

Total Non-Agency Mortgage-Backed Securities (Cost $429)		446

ASSET-BACKED SECURITIES 0.0%
HOME EQUITY OTHER 0.0%
C-BASS Trust 3.009% due 01/25/2037 •	60	18

Total Asset-Backed Securities (Cost $47)		18

SHORT-TERM INSTRUMENTS 1.3%
U.S. TREASURY BILLS 1.3%
3.999% due 11/18/2025 - 12/26/2025 (c)(d)	6,400	6,350

Total Short-Term Instruments (Cost $6,350)		6,350

Total Investments in Securities (Cost $450,726)		458,142

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	3,211,053	31,272

Total Short-Term Instruments (Cost $31,253)		31,272

Total Investments in Affiliates (Cost $31,253)		31,272

Total Investments 100.3% (Cost $481,979)		$489,414
Financial Derivative Instruments(f)(h)(0.0)%(Cost or Premiums, net $4,770)		(41)
Other Assets and Liabilities, net (0.3)%		(1,286)

Net Assets 100.0%		$488,087

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(160) at a weighted average interest rate of (3.653%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2025	53	$11,045	$19	$5	$0
U.S. Treasury 5-Year Note December Futures	12/2025	14	1,529	0	1	0
U.S. Treasury 10-Year Note December Futures	12/2025	81	9,113	27	0	(1)
U.S. Treasury Long-Term Bond December Futures	12/2025	8	933	18	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	7	840	22	0	(4)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	80	9,206	89	0	(5)

$175	$6	$(12)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund December Futures	12/2025	14	$(2,113)	$(13)	$1	$(6)

Total Futures Contracts	$162	$7	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.028%	$1,400	$188	$6	$194	$0	$(1)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$22,875	$1,620	$132	$1,752	$0	$(32)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	27,275	1,456	756	2,212	10	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	19,900	1,514	48	1,562	21	0

$4,590	$936	$5,526	$31	$(32)

Total Swap Agreements	$4,778	$942	$5,720	$31	$(33)

(g)

Securities with an aggregate market value of $6,352 and cash of $1,334 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(14) for closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	2,057	$2,399	$0	$(16)
10/2025	$179	CAD	248	0	0
11/2025	CAD	248	$179	0	0
FAR	10/2025	$2,403	EUR	2,057	12	0
11/2025	EUR	2,057	$2,408	0	(12)
JPM	10/2025	CAD	248	180	1	0

Total Forward Foreign Currency Contracts	$13	$(28)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	0.872%	$975	$(8)	$9	$1	$0

Total Swap Agreements	$(8)	$9	$1	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,464	$0	$30,464
Corporate Bonds & Notes
Banking & Finance	1,518	58,260	0	59,778
Industrials	477	316,423	5,436	322,336
Utilities	0	16,653	0	16,653
Convertible Bonds & Notes
Industrials	0	1,013	0	1,013
Municipal Bonds & Notes
Arizona	0	105	0	105
U.S. Treasury Obligations	0	20,979	0	20,979
Non-Agency Mortgage-Backed Securities	0	446	0	446
Asset-Backed Securities
Home Equity Other	0	18	0	18
Short-Term Instruments
U.S. Treasury Bills	0	6,350	0	6,350

$1,995	$450,711	$5,436	$458,142
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,272	$0	$0	$31,272

Total Investments	$33,267	$450,711	$5,436	$489,414

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	37	0	38
Over the counter	0	14	0	14

$1	$51	$0	$52
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(45)	0	(51)
Over the counter	0	(28)	0	(28)

$(6)	$(73)	$0	$(79)

Total Financial Derivative Instruments	$(5)	$(22)	$0	$(27)

Totals	$33,262	$450,689	$5,436	$489,387

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,329	$0	$(1,346)	$0	$0	$17	$0	$0	$0	$0
Corporate Bonds & Notes
Industrials	572	4,975	0	0	0	(111)	0	0	5,436	(111)
Common Stocks
Energy	295	0	(74)	0	75	(296)	0	0	0	0

Totals	$2,196	$4,975	$(1,420)	$0	$75	$(390)	$0	$0	$5,436	$(111)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$461	Indicative Market Quotation	Broker Quote	71.000	—
4,975	Recent Transaction	Purchase Price	100.000	—

Total	$5,436

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices,indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by theAct, rules thereunder or exemptive relief therefrom.The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$29,777	$171,559	$(170,068)	$16	$(12)	$31,272	$1,065	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	JPM	JP Morgan Chase Bank N.A.
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CAONINDX	Bloomberg CORRA Compounded Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month

CDX.HY	Credit Derivatives Index - High Yield	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ALT	Alternate Loan Trust	REIT	Real Estate Investment Trust	TBD	To-Be-Determined
DAC	Designated Activity Company	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
PIK	Payment-in-Kind

Schedule of Investments PIMCO Income Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Altice France SA
7.526% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	99	$110
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		$693	673
Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~		664	664
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		4,502	4,637
Lealand Finance Co. BV 7.278% (TSFR1M + 3.000%) due 06/30/2027 ~		6	5
Lealand Finance Co. BV (5.278% Cash) 5.728% - 5.278% due 12/31/2027 ~		16	12
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «(b)		161	47
Poseidon Bidco SASU 7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	552
SCUR-Alpha 1503 GmbH 9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		$1,268	1,172
Softbank Vision Fund II TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~		4,352	2,199
Syniverse Holdings, Inc. 11.002% (TSFR3M + 7.000%) due 05/13/2027 ~		912	892
TransDigm, Inc. 6.502% (TSFR3M + 2.500%) due 02/28/2031 ~		2,988	2,990
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		118	113
Westmoreland Coal Co. 8.000% due 03/15/2029 «		7	3

Total Loan Participations and Assignments (Cost $14,352)			14,069

CORPORATE BONDS & NOTES 12.9%
BANKING & FINANCE 4.6%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		865	832
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,776
Banco Santander SA 6.607% due 11/07/2028		$2,500	2,674
BPCE SA
6.612% due 10/19/2027 •		1,250	1,279
6.714% due 10/19/2029 •		1,250	1,328
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026 ^(c)		560	61
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	700	214
10.100% due 12/15/2043		500	155
Credit Suisse AG AT1 Claim		$2,845	370
Deutsche Bank AG 6.720% due 01/18/2029 •		400	420
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,963	2,891
4.125% due 08/17/2027		260	256
4.271% due 01/09/2027		1,970	1,954
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,485	1,422
5.300% due 01/15/2029		66	67
Intesa Sanpaolo SpA 7.200% due 11/28/2033		1,300	1,482
Marex Group PLC 5.829% due 05/08/2028		2,600	2,638
Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	217
5.123% due 02/01/2029 •		2,029	2,073
Nationwide Building Society 6.557% due 10/18/2027 •		2,500	2,557
NatWest Group PLC
4.445% due 05/08/2030 •		400	401
5.076% due 01/27/2030 •		200	204
5.516% due 09/30/2028 •		2,200	2,256

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		1,500	1,477
5.625% due 09/29/2028		3,400	3,404
6.125% due 09/30/2030		1,100	1,101
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		2,525	1,903
Societe Generale SA 6.691% due 01/10/2034 •		2,400	2,615
Starwood Property Trust, Inc. 5.250% due 10/15/2028 (a)		5,100	5,105
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	235
5.959% due 01/12/2034 •		$3,624	3,878
6.442% due 08/11/2028 •		300	312
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.500% due 02/15/2028		371	391

			47,963

INDUSTRIALS 6.5%
Altice France SA
3.375% due 01/15/2028	EUR	100	101
5.125% due 01/15/2029		$200	172
8.125% due 02/01/2027		1,100	1,052
American Airlines Pass-Through Trust 3.350% due 04/15/2031		12	12
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		3,100	3,090
Bayer U.S. Finance LLC 6.500% due 11/21/2033		1,840	1,986
Beignet 6.850% due 06/01/2049 «(a)		20,510	20,510
Boeing Co.
2.196% due 02/04/2026		290	288
2.750% due 02/01/2026		1,000	994
3.250% due 02/01/2028		1,700	1,661
5.150% due 05/01/2030		1,400	1,437
6.259% due 05/01/2027		290	298
6.298% due 05/01/2029		50	53
Carvana Co. 9.000% due 06/01/2031		1,281	1,452
Carvana Co. (9.000% Cash) 9.000% due 06/01/2030		1,021	1,069
CVS Pass-Through Trust 5.789% due 01/10/2026		15	15
DISH DBS Corp.
5.250% due 12/01/2026		2,300	2,262
5.750% due 12/01/2028		2,630	2,523
Energy Transfer LP 4.950% due 05/15/2028		9	9
Essent Group Ltd. 6.250% due 07/01/2029		1,600	1,677
Flora Food Management BV 6.875% due 07/02/2029	EUR	500	588
Hyundai Capital America 4.300% due 09/24/2027		$3,900	3,900
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	7	9
Nissan Motor Co. Ltd.
4.810% due 09/17/2030		$100	94
8.125% due 07/17/2035		1,500	1,611
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		385	63
5.500% due 04/12/2037 ^(c)		382	62
6.000% due 11/15/2026 ^(c)		63	10
9.750% due 05/17/2035 ^(c)		100	18
Petroleos Mexicanos 6.700% due 02/16/2032		3,081	3,055
Prosus NV 2.778% due 01/19/2034	EUR	2,456	2,649
Saudi Arabian Oil Co. 4.750% due 06/02/2030		$2,200	2,232
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	162	243
Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	200	162
1.604% due 12/23/2029		$200	144
2.375% due 04/22/2042	GBP	800	731
4.000% due 04/18/2029	EUR	100	83
4.375% due 01/18/2033		100	83
4.375% due 07/03/2036	GBP	100	94
4.625% due 06/04/2048		100	94
5.500% due 02/11/2043		100	94
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (f)		12	14

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Topaz Solar Farms LLC
4.875% due 09/30/2039	$24	20
5.750% due 09/30/2039	175	170
U.S. Renal Care, Inc. 10.625% due 06/28/2028	13	12
United Airlines Pass-Through Trust 5.875% due 04/15/2029	1,279	1,316
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029	1,500	1,439
Venture Global LNG, Inc.
7.000% due 01/15/2030	2,160	2,237
9.875% due 02/01/2032	1,400	1,525
Venture Global Plaquemines LNG LLC 6.500% due 01/15/2034	3,050	3,212

		66,625

UTILITIES 1.8%
Edison International 6.250% due 03/15/2030	200	208
Enel Finance International NV 4.375% due 09/30/2030	2,500	2,484
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	1,500	1,103
Pacific Gas & Electric Co.
3.150% due 01/01/2026	2,072	2,065
3.250% due 06/01/2031	3,895	3,584
3.300% due 03/15/2027	90	89
3.300% due 12/01/2027	5,600	5,482
4.200% due 03/01/2029	1,100	1,091
4.550% due 07/01/2030	1,259	1,251
Southern California Edison Co.
2.750% due 02/01/2032	100	88
5.950% due 11/01/2032	1,500	1,582

		19,027

Total Corporate Bonds & Notes (Cost $132,080)		133,615

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	31	33
6.725% due 04/01/2035	8	8
7.350% due 07/01/2035	7	8

Total Municipal Bonds & Notes (Cost $47)		49

U.S. GOVERNMENT AGENCIES 60.3%
Federal Home Loan Mortgage Corp.
3.000% due 06/01/2046 - 01/01/2049	1,842	1,663
4.000% due 08/01/2042 - 07/01/2050	435	426
5.000% due 07/01/2054	933	927
5.500% due 01/01/2053	290	294
6.000% due 10/01/2053	69	71
6.500% due 10/01/2053 - 01/01/2054	19,993	20,685
7.000% due 02/01/2054 - 06/01/2055	1,230	1,288
Federal National Mortgage Association
3.000% due 08/01/2027 - 02/01/2034	134	131
4.000% due 08/01/2042 - 06/01/2049	1,741	1,674
4.500% due 10/01/2050 - 07/01/2053	1,675	1,646
5.000% due 09/01/2053 - 07/01/2054	426	424
5.500% due 11/01/2052 - 01/01/2053	674	682
6.000% due 11/01/2052 - 09/01/2054	8,564	8,785
6.500% due 10/01/2053 - 12/01/2053	5,236	5,426
Government National Mortgage Association
2.500% due 04/20/2052	375	323
3.500% due 10/20/2052 - 10/20/2054	3,158	2,882
4.500% due 12/20/2053	281	274
5.500% due 07/20/2053 - 08/20/2053	2,594	2,630
6.500% due 12/20/2054 - 05/20/2055	1,500	1,542
Government National Mortgage Association REMICS 7.183% due 09/20/2066 ~	82	84
Government National Mortgage Association, TBA
3.000% due 11/01/2055	2,000	1,786
3.500% due 11/01/2055	800	729
4.000% due 11/01/2055	2,600	2,445
4.500% due 11/01/2055	7,900	7,658
5.000% due 11/01/2055	5,200	5,166
5.500% due 11/01/2055	3,900	3,927
6.000% due 10/01/2055 - 11/01/2055	20,900	21,257
6.500% due 11/01/2055	8,400	8,628
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2040 - 11/01/2055	10,800	9,512

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

3.500% due 11/01/2055		17,900	16,351
4.000% due 11/01/2055		37,900	35,716
4.500% due 10/01/2055 - 11/01/2055		11,100	10,763
5.000% due 11/01/2055		114,600	113,590
5.500% due 10/01/2055		60,800	61,310
6.000% due 11/01/2055		145,600	148,726
6.500% due 10/01/2055 - 11/01/2055		119,800	123,841

Total U.S. Government Agencies (Cost $623,300)			623,262

U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,049
3.000% due 08/15/2048		10	8
3.000% due 02/15/2049		500	374
4.250% due 08/15/2054		1,600	1,477
4.375% due 08/15/2043		1,600	1,545
4.500% due 11/15/2054		9,000	8,668
4.625% due 05/15/2054		5,800	5,700
U.S. Treasury Inflation Protected Securities(g)
0.125% due 02/15/2051		1,985	1,102
0.250% due 02/15/2050		754	447
0.750% due 02/15/2042		143	114
0.750% due 02/15/2045		823	614
0.875% due 02/15/2047		937	692
1.000% due 02/15/2046		273	211
1.000% due 02/15/2048		917	688
1.000% due 02/15/2049		2,182	1,612
1.375% due 02/15/2044		139	119
1.500% due 02/15/2053		1,304	1,045
0.125% due 04/15/2026		9,485	9,435
0.125% due 01/15/2031		124	117
0.125% due 07/15/2031		3,314	3,096
0.125% due 01/15/2032		350	322
0.250% due 07/15/2029		3,943	3,826
0.375% due 01/15/2027		226	224
0.375% due 07/15/2027		66	66
0.625% due 07/15/2032		4,670	4,421
0.750% due 07/15/2028 (k)		915	911
0.875% due 01/15/2029 (k)		2,414	2,396
1.125% due 01/15/2033		325	315
1.375% due 07/15/2033		11,700	11,524
1.625% due 04/15/2030		1,928	1,958
1.750% due 01/15/2034		4,624	4,647
1.875% due 07/15/2034		19,251	19,539
U.S. Treasury Notes
0.375% due 09/30/2027 (m)		340	319
0.500% due 10/31/2027 (m)		300	281
0.625% due 11/30/2027 (k)(m)		4,140	3,886
0.625% due 12/31/2027 (k)(m)		1,750	1,638
0.750% due 01/31/2028 (k)(m)		1,600	1,498
2.625% due 01/31/2026 (k)(m)		3,500	3,485
4.000% due 07/31/2032		19,300	19,394
4.500% due 03/31/2026		13,200	13,243
4.500% due 04/15/2027		13,300	13,466

Total U.S. Treasury Obligations (Cost $150,299)			145,472

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.7%
AG Trust 6.166% due 07/15/2041 •		1,711	1,719
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,155	847
Avon Finance 4.886% due 12/28/2049 •	GBP	3,337	4,498
BBCCRE Trust 3.966% due 08/10/2033		$4,100	3,790
Bear Stearns ALT-A Trust 4.592% due 06/25/2046 •		2,796	2,574
Bridgegate Funding PLC 6.316% due 10/16/2062 •	GBP	8,737	11,826
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		$6,813	6,123
3.500% due 06/25/2062 ~		4,134	3,835
Chase Mortgage Finance Trust 4.739% due 12/25/2035 ~		81	77
CIM Trust
4.750% due 06/25/2064 ~		3,029	3,011
5.000% due 05/25/2062 ~		3,394	3,394
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 •		1,114	987
COMM Mortgage Trust 3.140% due 10/10/2036		4,100	3,866
Countrywide Alternative Loan Trust
4.592% due 11/25/2036 •		3,416	3,182
6.500% due 09/25/2037		8,479	2,980

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Cross Mortgage Trust 5.549% due 12/25/2069 ~		4,806	4,844
CSMC Mortgage-Backed Trust 5.750% due 03/25/2037		8,681	4,573
CSMC Trust
3.359% due 11/30/2037 ~		5,590	5,146
3.375% due 01/25/2060		3,183	2,637
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		3,572	3,598
Eurohome U.K. Mortgages PLC 4.455% due 09/15/2044 •	GBP	2,825	3,775
Eurosail-U.K. PLC 5.055% due 06/13/2045 •		299	402
Extended Stay America Trust 5.344% due 07/15/2038 •		$4,216	4,220
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	358	409
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		$6,702	6,562
HarborView Mortgage Loan Trust 4.728% due 03/19/2036 •		34	31
JP Morgan Chase Commercial Mortgage Securities Trust
4.997% due 04/15/2037 •		3,905	3,852
7.235% due 10/05/2040		2,600	2,754
JP Morgan Mortgage Trust 5.990% due 07/25/2064 ~		4,788	4,839
Kinbane 2 DAC 0.000% due 08/24/2075 ~(a)	EUR	4,300	5,049
Lugo Funding DAC 3.026% due 05/26/2066 •		3,083	3,628
MASTR Adjustable Rate Mortgages Trust 5.372% due 09/25/2037 •		$10,878	4,302
Merrion Square Residential DAC 3.008% due 03/24/2081 •	EUR	2,504	2,946
MFA Trust
4.250% due 02/25/2066 ~		$3,232	3,109
4.400% due 03/25/2068 þ		3,258	3,230
Morgan Stanley Capital I Trust
5.265% due 05/15/2036 •		1,400	206
6.642% due 12/15/2038 •		2,645	2,351
PRET LLC 5.249% due 10/25/2055 «		5,100	5,098
PRET Trust 4.000% due 03/25/2065 «þ		5,100	4,963
PRPM LLC
3.750% due 03/25/2054 þ		2,526	2,476
4.500% due 02/25/2055 þ		894	889
5.897% due 12/25/2029 þ		3,498	3,498
6.179% due 06/25/2030 þ		4,368	4,382
PRPM Trust
5.674% due 12/26/2069 þ		2,944	2,970
6.327% due 06/25/2069 þ		2,441	2,498
RBSSP Resecuritization Trust 4.161% due 12/26/2036 ~		342	328
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		5,988	6,006
5.846% due 08/25/2044 þ		2,581	2,610
Sequoia Mortgage Trust 5.069% due 10/25/2055 ~		5,100	5,128
SFO Commercial Mortgage Trust 7.164% due 05/15/2038 •		2,400	2,341
Towd Point Mortgage Funding - Granite 6 PLC 4.978% due 07/20/2053 •	GBP	1,802	2,430
Towd Point Mortgage Funding 3 PLC 5.386% due 02/20/2054 •		4,196	5,670
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,917	1,845
4.562% due 10/25/2064 ~		4,312	4,345
5.043% due 07/25/2065 ~		5,469	5,535
Verus Securitization Trust
5.799% due 07/25/2069 þ		5,443	5,500
6.259% due 12/25/2068 þ		1,517	1,535
WaMu Mortgage Pass-Through Certificates Trust
5.223% due 01/25/2046 •		10,730	9,608
5.781% due 03/25/2033 ~		30	29
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.003% due 10/25/2046 •		1,707	1,538
Wells Fargo Commercial Mortgage Trust 5.693% due 10/15/2042 «•(a)		5,100	5,087

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

WSTN Trust 6.518% due 07/05/2037 ~		2,500	2,551

Total Non-Agency Mortgage-Backed Securities (Cost $215,419)			214,032

ASSET-BACKED SECURITIES 36.1%
AUTOMOBILE ABS OTHER 0.5%
Golden Bar Securitisation SRL 3.079% due 09/22/2043 •	EUR	2,716	3,211
Santander Bank Auto Credit-Linked Notes 4.965% due 01/18/2033		$2,000	2,012

			5,223

AUTOMOBILE SEQUENTIAL 5.4%
CarMax Select Receivables Trust 4.190% due 03/15/2029		5,100	5,103
Carvana Auto Receivables Trust
4.070% due 02/12/2029		5,100	5,102
5.050% due 04/10/2029		5,100	5,132
5.820% due 08/10/2028		1,621	1,633
6.160% due 10/10/2028		1,746	1,765
Chase Auto Owner Trust 5.250% due 09/27/2027		968	970
Drive Auto Receivables Trust 4.140% due 09/15/2032		5,100	5,102
First Investors Auto Owner Trust 6.440% due 10/16/2028		642	648
Flagship Credit Auto Trust 5.640% due 03/15/2028		949	952
GLS Auto Receivables Issuer Trust 4.760% due 10/15/2027		1,555	1,556
GLS Auto Select Receivables Trust 6.370% due 06/15/2028		601	605
Hyundai Auto Receivables Trust 4.840% due 03/15/2029		3,500	3,540
Octane Receivables Trust 4.940% due 05/20/2030		3,135	3,153
Oscar U.S. Funding XIII LLC 1.270% due 09/11/2028		1,646	1,597
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		1,946	1,949
SCCU Auto Receivables Trust 5.110% due 06/15/2029		3,500	3,529
Westlake Automobile Receivables Trust 4.660% due 09/15/2028		4,800	4,815
World Omni Select Auto Trust
4.140% due 05/15/2030		5,100	5,102
4.980% due 02/15/2030		3,500	3,523

			55,776

CMBS OTHER 0.2%
PFP Ltd. 6.050% due 09/17/2039 •		2,373	2,378

HOME EQUITY OTHER 12.7%
ABFC Trust 4.552% due 11/25/2036 •		3,387	2,011
Aegis Asset-Backed Securities Trust 4.612% due 01/25/2037 •		2,935	2,224
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.102% due 12/25/2034 •		784	713
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.367% due 09/25/2034 •		1,815	1,705
Argent Securities Trust 4.752% due 07/25/2036 •		13,404	3,649
Asset-Backed Securities Corp. Home Equity Loan Trust 5.247% due 06/25/2035 •		11,000	9,775
Bear Stearns Asset-Backed Securities I Trust 5.383% due 12/25/2034 •		5,539	5,562
Citigroup Mortgage Loan Trust, Inc.
4.532% due 03/25/2037 •		15	14
4.592% due 12/25/2036 •		1,211	682
4.792% due 03/25/2036 •		1,548	1,420
4.902% due 02/25/2035 •		1,562	1,467
4.962% due 10/25/2035 •		900	841
5.007% due 09/25/2035 •		296	295
Countrywide Asset-Backed Certificates Trust
4.489% due 05/25/2036 •		9,800	9,712
4.552% due 06/25/2035 •		1,031	946
4.552% due 05/25/2037 •		787	751
4.552% due 04/25/2047 •		723	705

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.552% due 06/25/2047 •	745	706
4.647% due 06/25/2037 •	14,294	13,603
4.707% due 01/25/2045 •	959	914
4.712% due 05/25/2037 •	907	877
4.712% due 06/25/2037 •	611	599
4.712% due 06/25/2047 •	391	379
5.572% due 08/25/2035 •	1,594	1,554
Fremont Home Loan Trust 4.887% due 11/25/2035 •	2,113	1,954
GSAA Home Equity Trust 5.052% due 06/25/2035 •	4,831	4,076
GSAMP Trust
4.917% due 11/25/2035 •	1,902	1,865
5.172% due 11/25/2035 •	1,475	1,446
Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	1,396	1,090
4.872% due 03/25/2036 •	3,659	3,352
HSI Asset Securitization Corp. Trust
4.412% due 12/25/2036 •	833	723
4.412% due 01/25/2037 •	2,241	1,720
4.422% due 12/25/2036 •	2,684	2,392
4.492% due 12/25/2036 •	939	234
IXIS Real Estate Capital Trust 4.572% due 01/25/2037 •	3,523	1,179
Long Beach Mortgage Loan Trust 4.572% due 11/25/2036 •	372	264
MASTR Asset-Backed Securities Trust 5.422% due 08/25/2037 •	1,325	1,171
Merrill Lynch Mortgage Investors Trust 4.412% due 04/25/2047 •	4,344	1,702
Morgan Stanley ABS Capital I, Inc. Trust
4.342% due 10/25/2036 •	1,877	980
4.352% due 11/25/2036 •	3,737	2,201
4.812% due 12/25/2034 •	1,002	960
4.812% due 03/25/2036 •	642	629
4.872% due 12/25/2034 •	754	719
New Century Home Equity Loan Trust 5.202% due 11/25/2034 •	6,891	7,028
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.572% due 07/25/2036 •	353	332
NovaStar Mortgage Funding Trust 4.812% due 05/25/2036 •	4,400	4,284
Option One Mortgage Loan Trust
4.492% due 04/25/2037 •	1,025	733
4.812% due 01/25/2036 •	4,495	4,257
RCKT Mortgage Trust 4.795% due 09/25/2055 «þ	5,100	5,091
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ	4,629	1,386
Residential Asset Securities Corporation Trust
4.872% due 02/25/2036 •	273	273
4.952% due 05/25/2037 •	87	87
4.977% due 10/25/2035 •	2,000	1,809
Saxon Asset Securities Trust
5.247% due 12/26/2034 •	629	579
6.022% due 12/25/2037 •	637	612
Soundview Home Loan Trust
4.492% due 02/25/2037 •	1,009	269
4.677% due 12/25/2036 •	1,194	1,192
5.022% due 01/25/2035 •	4,258	3,946
5.247% due 11/25/2035 •	1,988	1,970
Structured Asset Securities Corp. 4.977% due 02/25/2035 •	603	616
Structured Asset Securities Corp. Mortgage Loan Trust
4.797% due 07/25/2036 •	749	740
4.872% due 01/25/2037 •	2,972	2,475
5.272% due 04/25/2031 •	4,114	4,177

		131,617

WHOLE LOAN COLLATERAL 0.9%
First Franklin Mortgage Loan Trust
4.392% due 12/25/2036 •	341	332
5.217% due 06/25/2034 •	2,441	2,401
PRET LLC 5.925% due 10/25/2054 þ	3,447	3,454
Residential Asset Mortgage Products Trust 5.397% due 06/25/2035 •	2,600	2,550

		8,737

OTHER ABS 16.4%
37 Capital CLO II Ltd. 5.608% due 07/15/2034 •	3,600	3,605
522 Funding CLO Ltd. 5.519% due 10/23/2034 •	4,000	4,007

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Affirm Master Trust 4.450% due 10/16/2034		5,100	5,098
Allegro CLO XI Ltd. 5.575% due 01/19/2033 •		2,432	2,435
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		4,134	4,092
Anchorage Credit Funding 10 Ltd. 3.619% due 04/25/2038		4,400	4,325
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		1,000	972
Anchorage Credit Funding 2 Ltd. 3.928% due 04/25/2038		4,400	4,337
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		3,702	3,694
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		4,084	4,067
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		4,005	3,967
Arbour CLO VII DAC 3.194% due 12/15/2038 •	EUR	3,600	4,233
Atlantic Avenue Ltd. 0.000% due 10/15/2038 •(a)		$5,100	5,100
Atlas Senior Loan Fund X Ltd. 5.669% due 01/15/2031 •		2	2
Atlas Senior Loan Fund XV Ltd. 5.539% due 10/23/2032 •		2,724	2,727
Barings CLO Ltd. 5.577% due 01/20/2031 •		13	13
Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		4,000	4,002
5.545% due 07/20/2032 •		1,659	1,661
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		6,450	6,230
CIFC Funding Ltd. 5.719% due 07/15/2036 •		2,500	2,504
Crossroads Asset Trust 4.910% due 02/20/2032		4,600	4,632
Fortress Credit BSL X Ltd. 0.000% due 04/20/2033 •(a)		5,100	5,100
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •		168	169
GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059		1,110	1,114
5.320% due 03/25/2060		4,400	4,503
GreenSky Home Improvement Trust 5.880% due 06/25/2059		335	337
ICG U.S. CLO Ltd. 5.475% due 10/20/2034 •		4,100	4,105
Invesco Euro CLO III DAC 3.126% due 10/30/2038 •	EUR	3,600	4,231
LCM 31 Ltd. 5.605% due 07/20/2034 •		$3,300	3,304
Lendmark Funding Trust 5.530% due 06/21/2032		1,400	1,422
Magnetite XXV Ltd. 5.780% due 01/25/2032 •		1,474	1,477
Nelnet Student Loan Trust
4.712% due 09/27/2066 •		91	91
6.589% due 02/20/2041 •		1,255	1,283
Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032		1,782	1,791
5.183% due 06/15/2032		1,521	1,530
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		1,133	1,143
Pagaya AI Debt Trust 5.373% due 01/17/2033		4,600	4,638
Palmer Square European Loan Funding DAC
3.006% due 05/15/2033 •	EUR	2,026	2,378
3.026% due 05/15/2034 •		2,596	3,043
3.870% due 10/15/2034 •		4,200	4,940
Reach ABS Trust
5.880% due 07/15/2031		$1,083	1,089
6.300% due 02/18/2031		83	83
Romark CLO - IV Ltd. 0.000% due 07/10/2034 •(a)		5,100	5,100
SLM Private Credit Student Loan Trust 4.629% due 06/15/2039 •		1,306	1,275
SMB Private Education Loan Trust
5.060% due 03/16/2054		3,429	3,480
5.240% due 03/15/2056		4,100	4,194
5.474% due 07/15/2053 •		5,658	5,648
5.822% due 02/16/2055 •		2,541	2,566
5.822% due 03/15/2056 •		5,083	5,147
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		3,392	3,419

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

TIAA CLO IV Ltd. 5.465% due 01/20/2032 •		1,784	1,786
Tralee CLO VI Ltd. 5.538% due 10/25/2032 •		2,273	2,278
Trysail CLO Ltd. 5.564% due 10/20/2033 •		4,000	4,006
Vibrant CLO XII Ltd. 5.301% due 04/20/2034 •		5,100	5,100
Voya CLO Ltd.
5.621% due 10/17/2032 •		2,494	2,497
5.838% due 04/15/2037 •		3,100	3,111

			169,081

Total Asset-Backed Securities (Cost $372,077)			372,812

SOVEREIGN ISSUES 6.8%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		855	438
4.125% due 07/09/2035 þ		726	341
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		454	308
1.000% due 07/09/2029		100	72
3.500% due 07/09/2041 þ		5,071	2,470
4.125% due 07/09/2035 þ		1,080	569
5.000% due 01/09/2038 þ		82	46
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (f)	BRL	60,300	10,584
Colombia Government International Bonds 5.000% due 09/19/2032	EUR	2,600	3,019
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$5,000	5,079
Israel Government International Bonds
5.375% due 02/19/2030		1,200	1,239
5.500% due 03/12/2034		1,600	1,646
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	25,000	147
Japan Government Twenty Year Bonds 2.400% due 03/20/2045		95,000	626
Kuwait International Bonds 4.016% due 10/09/2028 (a)		$1,300	1,300
Mexico Bonos
7.500% due 05/26/2033	MXN	2,200	113
7.750% due 05/29/2031		15,600	832
7.750% due 11/23/2034		38,620	1,994
8.500% due 03/01/2029		42,600	2,360
8.500% due 05/31/2029		10,100	559
Mexico Government International Bonds
4.625% due 05/04/2033	EUR	600	726
5.375% due 03/22/2033		$5,100	5,102
Mexico Udibonos
2.750% due 11/27/2031 (g)	MXN	3,164	157
3.000% due 12/03/2026 (g)		3,591	195
4.000% due 11/30/2028 (g)		770	42
4.000% due 08/24/2034 (g)		5,472	286
Peru Government Bonds
5.350% due 08/12/2040	PEN	100	26
5.400% due 08/12/2034		300	84
6.150% due 08/12/2032		627	191
7.300% due 08/12/2033		8,800	2,827
7.600% due 08/12/2039		3,600	1,135
Peru Government International Bonds
5.400% due 08/12/2034		571	159
6.150% due 08/12/2032		9,710	2,965
6.900% due 08/12/2037		1,966	593
6.950% due 08/12/2031		7,618	2,430
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	39,400	2,164
8.000% due 01/31/2030		6,700	389
8.500% due 01/31/2037		21,100	1,126
8.875% due 02/28/2035		62,000	3,527
9.000% due 01/31/2040		4,600	244
Romania Government International Bonds
3.750% due 02/07/2034	EUR	760	779
5.125% due 09/24/2031		1,000	1,173
5.250% due 03/10/2030		1,600	1,937
5.250% due 05/30/2032		350	411
5.625% due 05/30/2037		400	450
6.250% due 09/10/2034		2,000	2,423
6.750% due 07/11/2039		1,000	1,198
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$400	0
5.250% due 06/23/2047 «		1,600	0
5.625% due 04/04/2042		2,000	1,400
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	2,500	59

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

42.493% (BISTREFI) due 05/20/2026 ~		200	5
42.493% (BISTREFI) due 08/19/2026 ~		200	5
42.493% (BISTREFI) due 05/17/2028 ~		52,000	1,231
Turkiye Government International Bonds
5.250% due 03/13/2030		$600	586
7.625% due 04/26/2029		700	745
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)		43	9
7.650% due 04/21/2035 ^(c)		105	22
9.250% due 09/15/2027 ^(c)		143	35
9.250% due 05/07/2028 ^(c)		83	19
11.750% due 10/21/2026 ^(c)		10	2
11.950% due 08/05/2031 ^(c)		300	72

Total Sovereign Issues (Cost $67,661)			70,671

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc.(d)		133,771	211
iHeartMedia, Inc. Class A(d)		31,404	90
iHeartMedia, Inc. Class B«(d)		24,427	62
SES SA«(d)		28,556	340
Uniti Group, Inc.(d)		696	4

			707

FINANCIALS 0.0%
Intelsat SA«(d)(i)		28,556	0
Unity Bancorp, Inc.«(d)		2,018	11
XBP Global Holdings, Inc.(d)		2,478	2

			13

HEALTH CARE 0.1%
AmSurg Corp.«(d)(i)		22,386	1,011

INDUSTRIALS 0.0%
Westmoreland Mining Holdings«(d)(i)		237	0
Westmoreland Mining LLC«(d)(i)		749	1

			1

Total Common Stocks (Cost $3,704)			1,732

WARRANTS 0.0%
FINANCIALS 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059«		393	2

Total Warrants (Cost $2)			2

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Cooperatieve Rabobank UA 6.500% þ(h)		1,369,650	1,853
Windstream Holdings II LLC 11.000% «(d)		13	13

Total Preferred Securities (Cost $2,001)			1,866

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
NIGERIA TREASURY BILLS 0.4%
31.446% due 06/11/2026 - 06/29/2026 ~(e)(f)	NGN	6,633,245	3,910

U.S. TREASURY BILLS 0.0%
4.079% due 12/16/2025 - 01/27/2026 (e)(f)(m)		$183	181

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $3,747)		4,091

Total Investments in Securities (Cost $1,584,689)		1,581,673

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	5,370,488	52,303

Total Short-Term Instruments (Cost $52,281)		52,303

Total Investments in Affiliates (Cost $52,281)		52,303

Total Investments 158.2% (Cost $1,636,970)		$1,633,976
Financial Derivative Instruments(j)(l)(0.0)%(Cost or Premiums, net $2,362)		(132)
Other Assets and Liabilities, net (58.2)%		(601,166)

Net Assets 100.0%		$1,032,678

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$935	$1,011	0.10%
Intelsat SA	06/19/2017 - 08/29/2025	1,102	0	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	269	217	0.02
Westmoreland Mining Holdings	03/26/2019	1	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	3	1	0.00

$2,310	$1,229	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Government National Mortgage Association, TBA	2.500%	10/01/2055	$300	$(259)	$(258)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	3,200	(2,579)	(2,580)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2055	800	(817)	(818)

Total Short Sales (0.4)%	$(3,655)	$(3,656)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(6,586) at a weighted average interest rate of 4.450%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2025	48	$3,600	$(7)	$25	$0
Long Guilt December Futures	12/2025	596	72,814	84	312	(40)
U.S. Treasury 2-Year Note December Futures	12/2025	75	15,630	27	8	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,382	150,908	244	54	0
U.S. Treasury 10-Year Note December Futures	12/2025	2,578	290,025	1,272	0	(40)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	47	5,643	169	0	(27)

$1,789	$399	$(107)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	11	$(2,649)	$42	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2026	10	(2,413)	33	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	9	(2,159)	42	0	0
Euro-Bobl December Futures	12/2025	22	(3,043)	(1)	0	(4)
Euro-Bund December Futures	12/2025	77	(11,623)	(69)	3	(30)
Japan Government 10-Year Bond December Futures	12/2025	1	(918)	9	1	(1)
U.S. Treasury Long-Term Bond December Futures	12/2025	188	(21,920)	(461)	47	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	54	(6,214)	(60)	3	0

$(465)	$54	$(37)

Total Futures Contracts	$1,324	$453	$(144)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.079%	EUR	1,800	$51	$(37)	$14	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.226	$900	11	(9)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402	200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.874	400	21	8	29	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	2,000	8	6	14	0	0

$90	$(28)	$62	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IT-RAXX MAIN43	(1.000)%	Quarterly	06/20/2030	EUR	4,530	$99	$21	$120	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$828	$(27)	$28	$1	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	4,324	(162)	181	19	0	(2)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	400	(33)	34	1	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,600	(74)	72	(2)	0	(1)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	400	(15)	13	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	400	(12)	9	(3)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	300	(6)	(1)	(7)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	2,496	212	(144)	68	3	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	1,056	58	(10)	48	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	0	7	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	5,900	424	28	452	0	(9)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	10,700	484	384	868	4	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	7,600	578	18	596	8	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	200	1	3	4	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	100	1	1	2	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	100	2	0	2	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	19,200	431	10	441	2	0
CDX.IT-RAXX MAIN44	1.000	Quarterly	12/20/2030	EUR	980	25	0	25	0	0

$1,880	$640	$2,520	$18	$(12)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	37,100	$(139)	$(75)	$(214)	$51	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	9	8	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,100	64	(11)	53	0	(10)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		180	9	(4)	5	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(15)	(15)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	10	87	97	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	950	1,160	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		2,200,000	29	220	249	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	2	210	212	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,130,000	63	217	280	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		192,000	(40)	65	25	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	69	294	363	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	0	56	56	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		$8,000	102	115	217	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	1	114	115	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		1,100	0	23	23	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	130	206	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	921	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(471)	(357)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	27	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(31)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(35)	(37)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	133	132	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		500	0	(18)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		15,500	(36)	(505)	(541)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		1,100	(2)	(35)	(37)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		2,600	(1)	93	92	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		10,200	(27)	(296)	(323)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(29)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(2)	(40)	(42)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	44	132	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	70	70	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(94)	(131)	2	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	1,100	(8)	(18)	(26)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	660	47	(15)	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	500	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	400	(1)	25	24	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	3,213	(130)	(130)	(260)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	1,300	(111)	151	40	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	29,180	204	(37)	167	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,100	(8)	22	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	800	(1)	(57)	(58)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	430	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	750	0	2	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	3,066	60	(249)	(189)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	14,450	74	(177)	(103)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	578	0	42	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,100	(6)	(133)	(139)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	300	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	500	(1)	(33)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	1,200	(3)	23	20	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	400	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	760	0	6	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	1,100	(35)	3	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,690	225	204	429	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	1,866	115	3	118	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	14,400	(257)	82	(175)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	800	(71)	119	48	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	800	(45)	110	65	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	68,730	(601)	(87)	(688)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	4,920	467	(111)	356	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	2,800	(205)	433	228	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	1,600	(145)	257	112	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	2	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	800	(3)	(3)	(6)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	7,945	(12)	21	9	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	7,600	(46)	47	1	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,400	(3)	(20)	(23)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	800	(74)	129	55	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030	800	(42)	116	74	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	12,000	505	(232)	273	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,800	(996)	3,535	2,539	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	910	5	3	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,590	153	182	335	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,300	(5)	9	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	5	4	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	20,420	(258)	(78)	(336)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	719	4	87	91	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	700	(14)	2	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	4,570	246	(235)	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	320	(15)	2	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	550	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	880	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	4,400	274	394	668	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	6,495	(498)	(490)	(988)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	49,300	456	(1,203)	(747)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	1,790	0	17	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	800	(3)	103	100	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	900	(4)	117	113	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	600	(1)	(73)	(74)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	600	(1)	(72)	(73)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	400	(1)	(49)	(50)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	7,000	(143)	891	748	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	24,620	(294)	10	(284)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	400	(1)	(47)	(48)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	500	(1)	(61)	(62)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	400	(1)	(45)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	900	(6)	(86)	(92)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	700	(3)	(78)	(81)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	10,100	393	(206)	187	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	2,400	(12)	(249)	(261)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	1,200	(6)	(120)	(126)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	15,070	(15)	(229)	(244)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	300	3	18	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,170	(188)	(122)	(310)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,980	75	207	282	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	4,010	(173)	(272)	(445)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,108	176	59	235	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	1,410	18	6	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	15,050	(230)	(10)	(240)	0	(5)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	290	(5)	0	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	11,180	1,312	(23)	1,289	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	400	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	500	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	400	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	500	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	500	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	500	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	1,000	(4)	(6)	(10)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	45,500	440	(207)	233	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	600	(2)	(4)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	19,440	(70)	(109)	(179)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	1,300	(6)	(18)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,995	60	100	160	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	900	(4)	0	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	400	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,000	(3)	27	24	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	800	(3)	25	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	800	(3)	35	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	600	(2)	25	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	800	(3)	26	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	400	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	400	(2)	17	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	300	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	400	(1)	19	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	400	(2)	27	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	400	(2)	(17)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	400	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	400	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,560	(76)	58	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	400	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	400	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	400	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	400	(2)	3	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	400	(2)	3	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	800	(4)	18	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	400	(2)	3	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	400	(1)	3	2	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	400	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	400	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	400	(2)	16	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	400	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	700	(2)	28	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	400	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	1,300	(4)	51	47	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	400	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	700	(2)	34	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	3,290	(92)	126	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	700	(2)	(19)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	400	(1)	(13)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	900	(3)	(16)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	700	(2)	(13)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	(7)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	500	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	500	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	500	(2)	(2)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	500	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	500	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	700	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	300	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	700	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	500	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	500	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	500	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	500	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,000	(4)	5	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	1,100	(4)	4	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	500	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	1,000	(4)	11	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	500	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	250	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	800	(3)	23	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	500	(2)	16	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	500	(2)	16	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	500	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	500	(2)	(12)	(14)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	500	(2)	(11)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	500	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	500	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	500	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	1,100	(4)	(18)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	900	(3)	(14)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	900	(3)	(16)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	900	(3)	(15)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	900	(3)	(18)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	3,100	(11)	(37)	(48)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	1,800	(6)	(19)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	600	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	900	(4)	12	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	300	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	210	5	(4)	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	600	(2)	10	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	600	(2)	13	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	900	(2)	17	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	900	(2)	28	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	600	(2)	22	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	300	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	600	(2)	23	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	600	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	600	(2)	(8)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,000	(3)	(23)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,200	(3)	(23)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	1,200	(6)	14	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	900	23	9	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	600	(2)	7	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	3,400	(29)	2	(27)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049	300	(65)	175	110	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049	300	(64)	175	111	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	270	0	28	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	270	0	24	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	140	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049	2,200	(658)	1,338	680	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	3,000	(443)	1,695	1,252	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	1,200	(251)	704	453	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	900	(274)	559	285	2	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(176)	(180)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	592	965	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	209	202	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,526)	(1,450)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(38)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(29)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(28)	(30)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		390	(4)	51	47	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053		4,079	(32)	49	17	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(12)	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,900	387	(91)	296	12	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	3,000	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(25)	(25)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(57)	(57)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(56)	(56)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(55)	(55)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(66)	(66)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(68)	(68)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(126)	(126)	0	(1)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(124)	(124)	0	(1)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(30)	(30)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(61)	(61)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(102)	(102)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(183)	(183)	0	(1)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(142)	(142)	0	(1)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(139)	(139)	0	(1)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(111)	(111)	0	(1)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		16,300	1	(15)	(14)	0	(3)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		11,800	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,700	(1)	(2)	(3)	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		21,400	2	0	2	2	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	147	170	3	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	19	19	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	5	5	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	19	19	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	13	13	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	13	13	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	16	16	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	26	26	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	9	9	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	27	27	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		2,700	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		2,700	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		2,700	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		2,700	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		2,700	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		2,700	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		2,600	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		9,100	0	24	24	1	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,600	0	8	8	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,413)	(93)	1	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(133)	(7)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		17,700	183	(86)	97	13	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	83	76	11	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	111	91	15	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	6	34	7	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		29,550	395	60	455	103	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		14,200	146	(84)	62	17	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025	EUR	100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	35	34	1	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		500	(1)	12	11	1	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	12	11	1	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	13	12	1	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	13	12	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	1	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		500	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		600	(1)	(1)	(2)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		41,900	149	(23)	126	70	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(70)	(74)	4	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	19	18	1	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	72	69	2	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	10	9	1	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	10	9	1	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	2	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(4)	(7)	3	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		300	(1)	(2)	(3)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	4	3	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	1	0	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(7)	(8)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	5	4	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		300	(1)	5	4	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		1,300	(5)	7	2	4	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	124	111	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	268	205	0	(2)
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	1,493	1,625	0	(11)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		10,230	(101)	(87)	(188)	0	(80)
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029	MXN	4,600	0	16	16	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		5,600	0	22	22	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		8,000	0	31	31	1	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		21,100	0	83	83	1	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	198	38	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(42)	(42)	1	0
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(55)	(53)	1	0
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(83)	(92)	2	0
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(52)	(54)	2	0
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(115)	(118)	4	0
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(43)	(39)	2	0
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(76)	(84)	5	0

							$864	$7,756	$8,620	$476	$(328)

Total Swap Agreements							$2,933	$8,389	$11,322	$496	$(340)

(k)

Securities with an aggregate market value of $10,862 and cash of $13,414 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.
(7)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	EUR	23,943		$27,926	$0	$(184)
	10/2025		$7,828	CAD	10,890	0	(2)
	11/2025	CAD	10,873		$7,828	2	0
BOA	10/2025	JPY	467,595		3,122	0	(40)
	10/2025		$250	ILS	842	4	0
	10/2025		561	INR	49,649	0	(3)
	10/2025		186	JPY	27,290	0	(2)
	10/2025		321	KRW	444,573	0	(4)
	10/2025		315	NZD	546	2	0
	10/2025		130	PLN	469	0	(1)
	11/2025	NZD	546		$315	0	(2)
	11/2025		$149	ILS	499	1	0
	11/2025		3,122	JPY	465,977	40	0
	12/2025		1,114	MXN	20,900	18	0
BPS	10/2025	BRL	29,708		$4,620	0	(962)
	10/2025	CNH	8,062		1,132	0	0
	10/2025	IDR	29,979,256		1,811	17	(3)
	10/2025	INR	46,771		531	5	0
	10/2025	JPY	541,731		3,646	0	(17)
	10/2025	KRW	1,040,658		750	9	0
	10/2025	TWD	85,487		2,848	42	(3)
	10/2025		$5,476	BRL	29,708	106	0
	10/2025		779	EUR	663	0	0
	10/2025		2,185	IDR	36,043,570	0	(24)
	10/2025		181	INR	16,022	0	(1)
	10/2025		1,886	KRW	2,604,531	0	(30)
	10/2025		1,238	PLN	4,507	2	0
	11/2025	IDR	6,517,433		$390	0	0
	11/2025	INR	39,164		440	0	0
	11/2025	KRW	336,436		240	0	0
	11/2025		$47	BRL	250	0	0
	11/2025		310	ILS	1,042	5	0
	11/2025		3,646	JPY	539,850	17	0
	12/2025	TWD	7,923		$264	3	0
	12/2025		$554	IDR	9,323,511	3	0
	12/2025		845	MXN	16,011	22	0
	04/2026	BRL	5,300		$928	0	(26)
	05/2026		$116	KWD	35	0	0
	06/2026		84		26	0	0
	07/2026		52		16	0	0
	06/2027		41		12	0	0
	05/2029	KWD	175		$600	22	0
	07/2029		23		80	3	0
	05/2030		130		447	16	0
	08/2030		39		133	2	0
BRC	10/2025	CHF	1,690		2,117	0	(6)
	10/2025	GBP	22,399		30,117	0	(7)
	10/2025	IDR	171,513		10	0	0
	10/2025	TRY	2,790		67	0	0
	10/2025	TWD	46,239		1,530	11	0
	10/2025		$1,627	CHF	1,305	12	0
	10/2025		64	MXN	1,198	1	0
	10/2025		120	PLN	437	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

	10/2025		4,771	TRY	205,652	109	0
	10/2025		733	ZAR	12,927	15	0
	11/2025	AUD	740		$489	0	(1)
	11/2025		$2,117	CHF	1,683	6	0
	11/2025		3,100	TRY	135,180	34	0
	11/2025	ZAR	1,435		$81	0	(1)
	12/2025		$135	TRY	5,922	0	0
BSH	10/2025	BRL	9,400		$1,767	1	0
	10/2025		$1,729	BRL	9,400	37	0
	10/2025		93	NZD	160	0	0
	11/2025	NZD	160		$93	0	0
	12/2025	MXN	31,851		1,671	0	(54)
	12/2025	PEN	12,983		3,640	0	(92)
	01/2026		2,584		722	0	(20)
	02/2026		704		201	0	(1)
	04/2026	BRL	10,000		1,761	0	(38)
	05/2026	PEN	1,914		539	0	(9)
CBK	10/2025	AUD	5,141		3,404	12	(10)
	10/2025	CNH	28,047		3,949	13	0
	10/2025	EUR	6,157		7,194	0	(35)
	10/2025	GBP	1,204		1,637	18	0
	10/2025	IDR	18,419,282		1,111	10	(3)
	10/2025	INR	389,940		4,388	2	0
	10/2025	SGD	2,906		2,264	11	0
	10/2025	THB	3,309		103	0	0
	10/2025	TWD	163,337		5,472	106	0
	10/2025		$1,411	GBP	1,044	0	(7)
	10/2025		1,029	IDR	16,919,720	0	(15)
	10/2025		2,390	INR	209,961	0	(29)
	10/2025		667	SEK	6,325	5	0
	10/2025		1,224	TWD	37,246	1	(1)
	10/2025	ZAR	702		$41	0	0
	11/2025		$167	ILS	561	3	0
	11/2025		4,388	INR	390,738	0	(2)
	12/2025	PEN	3,444		$930	0	(60)
	12/2025	TWD	24,100		797	2	0
	12/2025		$573	IDR	9,628,861	3	0
	01/2026	TWD	12,873		$427	0	0
	02/2026	PEN	2,109		574	0	(32)
	03/2026		8,720		2,479	0	(21)
DUB	10/2025	CNH	17,275		2,430	5	0
	10/2025	IDR	9,033,890		551	10	0
	10/2025	INR	79,577		896	1	0
	10/2025	KRW	524,874		379	5	0
	10/2025	NZD	707		415	5	0
	10/2025	SGD	4,896		3,820	25	0
	10/2025		$1,018	ILS	3,478	32	0
	10/2025		1,152	INR	101,829	0	(6)
	11/2025	ILS	3,476		$1,018	0	(32)
	11/2025	INR	6,192		70	0	0
	11/2025		$896	INR	79,735	0	(1)
	11/2025	ZAR	1,631		$93	0	(1)
FAR	10/2025	AUD	8,082		5,243	0	(106)
	10/2025	CHF	303		380	0	0
	10/2025	CNH	7,532		1,061	4	0
	10/2025		$8,150	AUD	12,483	110	0
	10/2025		36,278	EUR	31,052	179	0
	10/2025		2,269	INR	200,168	0	(18)
	10/2025		8,988	JPY	1,321,372	0	(53)
	10/2025		848	PLN	3,094	3	0
	10/2025		12,057	SGD	15,528	0	(19)
	11/2025	AUD	12,483		$8,154	0	(110)
	11/2025	EUR	31,052		36,351	0	(179)
	11/2025	PEN	5,598		1,525	0	(85)
	11/2025	SGD	15,489		12,057	18	0
	11/2025		$14,898	BRL	83,242	617	0
	11/2025		380	CHF	302	0	0
	12/2025	MXN	29,660		$1,557	0	(50)
	12/2025		$4,077	MXN	77,258	108	0
GLM	10/2025	BRL	28,130		$5,118	0	(168)
	10/2025	CHF	62		77	0	0
	10/2025	CNH	594		84	0	0
	10/2025	IDR	9,383,959		563	0	0
	10/2025	KRW	1,041,352		738	0	(4)
	10/2025	MXN	24,295		1,288	0	(36)
	10/2025	SGD	116		91	1	0
	10/2025		$5,215	BRL	28,130	73	(2)
	10/2025		544	IDR	8,984,779	0	(5)
	10/2025		650	INR	57,041	0	(9)
	10/2025		738	KRW	1,041,684	4	0
	10/2025		71	MXN	1,338	2	0
	10/2025		1,986	PLN	7,225	1	0
	11/2025		60	ILS	201	0	0
	12/2025	MXN	744		$39	0	(1)
	12/2025		$4,406	BRL	23,865	14	0
	12/2025		553	IDR	9,245,809	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

	04/2026	BRL	29,800		$5,191	0	(170)
JPM	10/2025		406		74	0	(2)
	10/2025	CAD	8,352		6,044	42	0
	10/2025	IDR	18,094,981		1,084	0	(1)
	10/2025	KRW	908,450		655	8	0
	10/2025	SGD	526		409	1	0
	10/2025		$76	BRL	406	0	0
	10/2025		554	EUR	474	2	0
	10/2025		1,965	IDR	32,589,059	1	(11)
	10/2025		269	ILS	903	4	0
	10/2025		79	PLN	289	1	0
	10/2025		568	TRY	24,245	13	0
	10/2025		127	TWD	3,842	0	0
	10/2025		165	ZAR	2,915	4	0
	11/2025	ILS	299		$90	0	(1)
	11/2025	ZAR	4,554		260	0	(2)
	04/2026	BRL	15,200		2,565	0	(169)
MBC	10/2025	CHF	64		80	0	0
	10/2025	CNH	8,791		1,237	3	0
	10/2025	EUR	3,035		3,594	31	0
	10/2025	IDR	896,182		54	1	0
	10/2025	JPY	268,488		1,805	0	(11)
	10/2025	KRW	2,873,387		2,060	12	0
	10/2025	SEK	5,510		575	0	(11)
	10/2025	SGD	6,924		5,403	35	0
	10/2025	THB	7,811		243	1	0
	10/2025		$1,022	CHF	813	0	(1)
	10/2025		1,300	CNH	9,260	0	0
	10/2025		1,111	EUR	946	0	0
	10/2025		3,264	GBP	2,418	3	(15)
	10/2025		132	JPY	19,403	0	(1)
	10/2025		1,540	KRW	2,151,268	0	(7)
	10/2025		230	THB	7,446	0	0
	11/2025	CNH	9,238		$1,300	0	0
	11/2025		$1,011	GBP	752	1	0
	11/2025		3,104	JPY	459,016	11	0
	12/2025		181	MXN	3,369	1	0
MYI	10/2025	CNH	8,875		$1,247	2	0
	10/2025	IDR	3,639,518		221	3	0
	10/2025	JPY	634,230		4,248	0	(40)
	10/2025		$818	JPY	120,677	0	(2)
	10/2025		675	PLN	2,444	0	(3)
	10/2025		645	TWD	19,439	0	(7)
	11/2025		4,248	JPY	632,048	40	0
	12/2025	TWD	19,312		$645	8	0
	12/2025		$555	MXN	10,462	12	0
NGF	10/2025	KRW	1,203,270		$865	8	0
	10/2025		$488	IDR	8,069,741	0	(4)
	10/2025		480	TRY	20,792	8	0
SCX	10/2025	CNH	6,454		$908	2	0
	10/2025	IDR	10,281,027		616	0	(1)
	10/2025	INR	56,688		638	0	0
	10/2025	SGD	164		129	1	0
	10/2025	TWD	61,941		2,090	55	0
	10/2025		$26,941	GBP	20,141	147	0
	10/2025		545	IDR	8,953,033	0	(8)
	10/2025		4,790	INR	423,506	0	(27)
	10/2025		4,202	JPY	617,854	0	(24)
	11/2025	GBP	20,141		$26,945	0	(147)
	11/2025		$568	INR	50,601	0	0
	11/2025		15	JPY	2,211	0	0
	12/2025		616	IDR	10,307,012	1	0
UAG	10/2025	CAD	2,526		$1,828	13	0
	10/2025	ILS	5,572		1,670	0	(12)
	10/2025		$102	ILS	349	3	0
	10/2025		26	INR	2,305	0	0
	10/2025		673	PLN	2,442	0	(1)
	10/2025		230	THB	7,443	0	0
	10/2025		41	ZAR	702	0	0
	10/2025	ZAR	702		$41	0	0
	11/2025	ILS	349		102	0	(3)
	11/2025	ZAR	1,560		89	0	(2)
	12/2025		$550	MXN	10,287	7	0

Total Forward Foreign Currency Contracts						$2,456	$(3,316)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bonds	1.000%	Quarterly	12/20/2027	1.025%	$300	$(27)	$27	$0	$0
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	200	(9)	10	1	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631	100	(2)	3	1	0
CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	400	(14)	15	1	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410	700	(4)	11	7	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745	1,400	(19)	35	16	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	823	0	10	10	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	353	0	5	5	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	400	(15)	16	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	200	(18)	18	0	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682	300	(8)	12	4	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	400	(3)	3	0	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	100	(4)	5	1	0
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745	1,400	(15)	31	16	0
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	300	(11)	11	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	400	(36)	36	0	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631	300	(5)	9	4	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682	200	(5)	7	2	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	200	(2)	5	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	700	(31)	36	5	0

							$(228)	$305	$77	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$11,600	$(252)	$290	$38	$0
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	15,100	23	33	56	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	1,788	(76)	76	0	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,625	1	4	5	0
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	200	1	0	1	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	9,775	(40)	90	50	0
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	11,200	0	41	41	0

							$(343)	$534	$191	$0

Total Swap Agreements							$(571)	$839	$268	$0

(m)

Securities with an aggregate market value of $1,337 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,846	$8,223	$14,069
Corporate Bonds & Notes
Banking & Finance	0	47,963	0	47,963
Industrials	0	46,115	20,510	66,625
Utilities	0	19,027	0	19,027
Municipal Bonds & Notes
Illinois	0	49	0	49
U.S. Government Agencies	0	623,262	0	623,262
U.S. Treasury Obligations	0	145,472	0	145,472
Non-Agency Mortgage-Backed Securities	0	198,884	15,148	214,032
Asset-Backed Securities
Automobile ABS Other	0	5,223	0	5,223
Automobile Sequential	0	55,776	0	55,776
CMBS Other	0	2,378	0	2,378
Home Equity Other	0	126,526	5,091	131,617
Whole Loan Collateral	0	8,737	0	8,737
Other ABS	0	169,081	0	169,081
Sovereign Issues	1,300	69,371	0	70,671
Common Stocks
Communication Services	305	0	402	707
Financials	2	0	11	13
Health Care	0	0	1,011	1,011
Industrials	0	0	1	1
Warrants
Financials	0	0	2	2
Preferred Securities
Banking & Finance	0	1,853	13	1,866
Short-Term Instruments
Nigeria Treasury Bills	0	3,910	0	3,910
U.S. Treasury Bills	0	181	0	181

$1,607	$1,529,654	$50,412	$1,581,673
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,303	$0	$0	$52,303

Total Investments	$53,910	$1,529,654	$50,412	$1,633,976

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,656)	$0	$(3,656)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	341	608	0	949
Over the counter	0	2,709	15	2,724

$341	$3,317	$15	$3,673
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(75)	(409)	0	(484)
Over the counter	0	(3,316)	0	(3,316)

$(75)	$(3,725)	$0	$(3,800)

Total Financial Derivative Instruments	$266	$(408)	$15	$(127)

Totals	$54,176	$1,525,590	$50,427	$1,630,193

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$2,326	$2,361	$(1,683)	$0	$0	$(93)	$5,312	$0	$8,223	$(114)
Corporate Bonds & Notes
Industrials	534	20,510	(551)	0	0	17	0	0	20,510	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	4,010	15,183	(502)	0	0	(45)	0	(3,498)	15,148	(35)
Asset-Backed Securities
Home Equity Other	0	5,100	0	0	0	(9)	0	0	5,091	(9)
Common Stocks
Communication Services	85	0	(30)	0	17	330	0	0	402	358
Financials	943	12	(992)	0	0	48	0	0	11	(944)
Health Care	1,026	0	0	0	0	(15)	0	0	1,011	(15)
Industrials	1	2	0	0	0	(2)	0	0	1	(2)
Warrants
Communication Services	14	0	(14)	0	0	0	0	0	0	0
Financials	1	2	(5)	0	(121)	125	0	0	2	0
Preferred Securities
Banking & Finance	0	13	0	0	0	0	0	0	13	0

	$8,940	$43,183	$(3,777)	$0	$(104)	$366	$5,312	$(3,498)	$50,412	$(761)
Financial Derivative Instruments- Assets
Over the counter	$0	$4	$0	$0	$0	$11	$0	$0	$15	$11

Totals	$8,940	$43,187	$(3,777)	$0	$(104)	$377	$5,312	$(3,498)	$50,427	$(750)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$5,301	Comparable Companies			EBITDA Multiple		X	16.290	—
		47	Discounted Cash Flow			Discount Rate			50.000	—
		2,200	Recent Transaction			Purchase Price			100.000	—
		675	Third Party Vendor			Broker Quote			40.500 - 97.000	96.757
Corporate Bonds & Notes
Industrials		20,510	Recent Transaction			Purchase Price			100.000	—
Asset-Backed Securities
Home Equity Other		5,091	Proxy pricing			Base Price			99.999	—
Non-Agency Mortgage-Backed Securities		10,061	Proxy pricing			Base Price			97.967 - 100.000	98.997
		5,087	Recent Transaction			Purchase Price			99.750	—
Common Stocks
Communication Services		340	Discounted Cash Flow			Discount Rate			7.930	—
		62	Reference Instrument			Stock Price w/Liquidity Discount			12.000	—
Financials		11	Reference instrument			Stock Price w/Liquidity Discount			8.150	—
Health Care		1,011	Comparable Companies			EBITDA Multiple		X	16.290	—
Industrials		1	Indicative Market Quotation			Broker Quote			$0.375 - 1.125	1.053
Warrants
Financials		2	Option Pricing Model			Volatility			62.500	—
Preferred Securities
Banking & Finance		13	Recent Transaction			Purchase Price			$1,000.000	—
Financial Derivative Instruments- Assets
Over the counter		15	Indicative Market Quotation			Broker Quote			0.939 - 0.978	0.951

Total		$50,427

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices,indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by theAct, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and

Notes to Financial Statements (Cont.)

Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,713	$387,579	$(343,001)	$(9)	$21	$52,303	$1,575	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CLP	Chilean Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
Bobl	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	TSFR3M	Term SOFR 3-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$184	$125
1.000% due 07/09/2029		4	3

Total Argentina (Cost $137)			128

AUSTRALIA 3.0%
CORPORATE BONDS & NOTES 0.9%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$4,900	5,095

SOVEREIGN ISSUES 2.1%
Australia Government Bonds 1.750% due 06/21/2051	AUD	50	18
New South Wales Treasury Corp.
1.750% due 03/20/2034		4,900	2,573
2.000% due 03/08/2033		800	446
Queensland Treasury Corp.
1.750% due 07/20/2034		1,600	827
2.000% due 08/22/2033		5,700	3,115
Treasury Corp. of Victoria
2.000% due 09/17/2035		1,200	609
2.250% due 09/15/2033		5,000	2,779
4.250% due 12/20/2032		1,200	782

			11,149

Total Australia (Cost $15,350)			16,244

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Group NV 5.796% due 01/19/2029 •		$800	827

Total Belgium (Cost $800)			827

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	800	922
4.125% due 07/18/2045		800	908

Total Bulgaria (Cost $1,830)			1,830

CANADA 6.7%
CORPORATE BONDS & NOTES 1.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$64	61
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	1,200	1,274
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$3,700	3,833
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	586
Toronto-Dominion Bank 4.814% due 07/16/2027		$2,100	2,135

			7,889

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	233	163

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

2.867% due 02/12/2055 ~		1,000	682

			845

SOVEREIGN ISSUES 5.0%
Canada Government Bonds
1.750% due 12/01/2053		910	439
2.750% due 03/01/2030		100	72
3.250% due 12/01/2033		5,300	3,865
4.000% due 03/01/2029		1,600	1,202
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)		571	403
Export Development Canada 7.130% due 03/11/2029	INR	84,800	965
Province of British Columbia 4.150% due 06/18/2034	CAD	3,700	2,776
Province of Ontario
3.500% due 01/27/2027	AUD	1,000	657
3.650% due 06/02/2033	CAD	8,800	6,446
Province of Quebec
3.600% due 09/01/2033		9,900	7,211
4.450% due 09/01/2034		1,100	842
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	3,300	2,188

			27,066

Total Canada (Cost $35,316)			35,800

CAYMAN ISLANDS 4.0%
ASSET-BACKED SECURITIES 3.7%
AMMC CLO 24 Ltd. 5.525% due 01/20/2035 •		$1,300	1,303
Anchorage Capital CLO 20 Ltd. 5.425% due 01/20/2035 •		1,800	1,802
Bain Capital Credit CLO Ltd. 5.565% due 07/19/2034 •		1,600	1,602
BDS Ltd. 5.600% due 12/16/2036 •		780	781
Carlyle Global Market Strategies CLO Ltd. 5.415% due 07/20/2034 •		1,300	1,301
CarVal CLO I Ltd. 5.548% due 07/16/2031 •		481	481
CIFC Funding Ltd. 5.530% due 10/24/2030 •		471	472
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •		1,414	1,416
GPMT Ltd. 5.600% due 12/15/2036 •		1,052	1,030
KREF Ltd. 5.584% due 02/17/2039 •		948	950
LoanCore Issuer Ltd. 5.931% due 01/17/2037 •		1,061	1,064
MF1 Ltd. 5.484% due 02/19/2037 •		1,294	1,295
Northwoods Capital XII-B Ltd. 5.228% due 06/15/2031 •		696	697
OFSI BSL X Ltd. 5.595% due 04/20/2034 •		2,100	2,102
Regatta XVI Funding Ltd. 5.518% due 01/15/2033 •		1,486	1,489
Sandstone Peak Ltd. 5.598% due 10/15/2034 •		800	802
Starwood Ltd. 5.450% due 04/18/2038 •		761	764
Venture 44 CLO Ltd. 5.465% due 10/20/2034 •		600	601

			19,952

CORPORATE BONDS & NOTES 0.2%
Gaci First Investment Co. 5.250% due 01/29/2034		600	619
Sands China Ltd. 5.400% due 08/08/2028		500	512

			1,131

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		400	413

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Total Cayman Islands (Cost $21,430)			21,496

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds 4.850% due 01/22/2029		$600	615

Total Chile (Cost $600)			615

CHINA 4.5%
SOVEREIGN ISSUES 4.5%
China Government Bonds
1.650% due 05/15/2035	CNY	55,600	7,690
1.920% due 01/15/2055		14,900	1,951
2.040% due 11/25/2034		48,300	6,905
2.190% due 09/25/2054		20,000	2,779
3.530% due 10/18/2051		28,000	4,936

Total China (Cost $24,217)			24,261

DENMARK 0.2%
CORPORATE BONDS & NOTES 0.2%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,711	220
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,132	532
Realkredit Danmark AS
1.500% due 10/01/2053		2,334	299

Total Denmark (Cost $1,232)			1,051

FRANCE 5.3%
CORPORATE BONDS & NOTES 0.7%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$600	608
BPCE SA 5.716% due 01/18/2030 •		1,400	1,448
Credit Agricole SA 5.862% due 01/09/2036 •		1,800	1,893

			3,949

SOVEREIGN ISSUES 4.6%
French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	5,700	6,460
2.750% due 10/25/2027		5,200	6,175
2.750% due 02/25/2030		10,400	12,263

			24,898

Total France (Cost $26,253)			28,847

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.3%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	500	555
3.547% due 09/18/2031 •		$1,000	948

			1,503

SOVEREIGN ISSUES 0.3%
Bundesrepublik Deutschland Bundesanleihe 2.300% due 02/15/2033	EUR	1,600	1,852

Total Germany (Cost $3,241)			3,355

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bonds 6.250% due 09/22/2032		$300	322

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Total Hungary (Cost $299)			322

IRELAND 3.5%
ASSET-BACKED SECURITIES 3.3%
Aurium CLO III DAC 2.922% due 04/16/2030 •	EUR	191	224
Bain Capital Euro CLO DAC 3.267% due 01/22/2038 •		900	1,060
BBAM European CLO I DAC 2.865% due 07/22/2034 •		2,000	2,352
CVC Cordatus Loan Fund XI DAC 2.676% due 10/15/2031 •		385	452
CVC Cordatus Loan Fund XXIV DAC 3.144% due 10/23/2034 •		411	484
CVC Cordatus Opportunity Loan Fund-R DAC 2.876% due 08/15/2033 •		1,015	1,192
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •		645	755
Grosvenor Place CLO DAC 3.266% due 01/15/2039 •		1,300	1,530
Hayfin Emerald CLO XIV DAC 3.205% due 01/22/2039 •		2,600	3,061
Jubilee CLO DAC 2.676% due 04/15/2031 •		473	556
Man GLG Euro CLO V DAC 2.704% due 12/15/2031 •		298	350
Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)		1,100	1,291
3.006% due 01/15/2033 •		836	981
Rockford Tower Europe CLO DAC 3.292% due 08/29/2036 •		1,800	2,120
Sculptor European CLO VI DAC 3.076% due 10/15/2034 •		1,000	1,176

			17,584

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$600	590
3.000% due 10/29/2028		600	578

			1,168

Total Ireland (Cost $17,890)			18,752

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bonds
4.500% due 01/17/2033		$400	391
5.500% due 03/12/2034		1,200	1,234

Total Israel (Cost $1,592)			1,625

ITALY 2.6%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	900	1,043
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$700	826

			1,869

SOVEREIGN ISSUES 2.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		900	907
Italy Buoni Poliennali Del Tesoro 2.100% due 08/26/2027	EUR	9,100	10,659
Republic of Italy Government International Bonds 6.000% due 08/04/2028	GBP	400	556

			12,122

Total Italy (Cost $14,007)			13,991

JAPAN 8.3%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc. 5.258% due 04/17/2030 •		$2,000	2,064

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Nomura Holdings, Inc. 2.329% due 01/22/2027		500	488
Sumitomo Mitsui Trust Bank Ltd. 4.350% due 09/11/2030		1,000	1,003

			3,555

SOVEREIGN ISSUES 7.6%
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	723,393	4,975
Japan Government Five Year Bonds 0.400% due 06/20/2029		300,000	1,976
Japan Government Forty Year Bonds 2.200% due 03/20/2064		440,000	2,281
Japan Government Thirty Year Bonds
0.300% due 06/20/2046		620,000	2,635
0.500% due 09/20/2046		202,000	895
0.500% due 03/20/2049		428,000	1,752
0.700% due 12/20/2048		498,000	2,169
0.700% due 12/20/2050		160,000	652
0.700% due 03/20/2051		160,000	646
1.800% due 03/20/2054		414,000	2,133
2.200% due 06/20/2054		310,000	1,752
2.300% due 12/20/2054		55,000	317
2.400% due 03/20/2055		4,000	24
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		620,000	3,254
1.200% due 09/20/2035		920,000	5,958
1.800% due 09/20/2044		180,000	1,083
2.000% due 12/20/2044		545,000	3,378
2.400% due 03/20/2045		217,000	1,430
Japan Government Two Year Bonds 0.100% due 01/01/2026		530,000	3,580

			40,890

Total Japan (Cost $59,315)			44,445

JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Saranac CLO VI Ltd. 5.439% due 08/13/2031 •		$366	367

Total Jersey, Channel Islands (Cost $366)			367

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Bonds
4.016% due 10/09/2028 (b)		$1,300	1,300
4.136% due 10/09/2030 (b)		700	700
4.652% due 10/09/2035 (b)		900	900

Total Kuwait (Cost $2,900)			2,900

LUXEMBOURG 0.6%
SOVEREIGN ISSUES 0.6%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$3,000	3,047

Total Luxembourg (Cost $2,993)			3,047

MALAYSIA 1.7%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	277
4.550% due 04/21/2050		200	177
4.800% due 04/21/2060		200	182

			636

SOVEREIGN ISSUES 1.6%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	2,700	621
3.519% due 04/20/2028		30,997	7,413
3.582% due 07/15/2032		530	127

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Malaysia Government Investment Issue 4.193% due 10/07/2032		2,860	713

			8,874

Total Malaysia (Cost $8,789)			9,510

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bonds
5.850% due 07/02/2032		$200	207
6.625% due 01/29/2038		200	210

Total Mexico (Cost $400)			417

MULTINATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc. 4.685% (US0003M + 0.400%) due 06/23/2035 ~		$240	229

Total Multinational (Cost $200)			229

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$900	936
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		1,700	1,761
5.710% due 01/21/2033 •		900	947

Total Netherlands (Cost $3,500)			3,644

NEW ZEALAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Bank of New Zealand 3.708% due 12/20/2028	EUR	1,572	1,910

SOVEREIGN ISSUES 0.0%
New Zealand Government Bonds 1.500% due 05/15/2031	NZD	400	208

Total New Zealand (Cost $2,037)			2,118

PERU 1.4%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	1,900	590

SOVEREIGN ISSUES 1.3%
Peru Government Bonds
6.850% due 08/12/2035		1,300	396
7.300% due 08/12/2033		6,200	1,991
7.600% due 08/12/2039		3,200	1,009
Peru Government International Bonds
2.780% due 12/01/2060		$700	392
5.400% due 08/12/2034	PEN	100	28
6.150% due 08/12/2032		5,000	1,527
6.900% due 08/12/2037		3,400	1,025
6.950% due 08/12/2031		2,241	715

			7,083

Total Peru (Cost $7,244)			7,673

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Poland Government International Bonds
4.625% due 03/18/2029		$500	510
4.875% due 02/12/2030		400	412
5.125% due 09/18/2034		900	922
5.375% due 02/12/2035		300	312

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Total Poland (Cost $2,091)			2,156

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$300	270

Total Qatar (Cost $298)			270

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bonds
1.375% due 12/02/2029	EUR	140	147
1.750% due 07/13/2030		300	310
2.000% due 01/28/2032		100	97
2.000% due 04/14/2033		500	461
2.124% due 07/16/2031		100	100
2.125% due 03/07/2028		400	456
2.625% due 12/02/2040		400	301
3.750% due 02/07/2034		600	615
5.000% due 09/27/2026		700	842
5.125% due 09/24/2031		1,100	1,290
5.250% due 03/10/2030		400	484
5.250% due 05/30/2032		500	587
5.625% due 05/30/2037		500	562
6.250% due 09/10/2034		200	242
6.625% due 09/27/2029		300	382

Total Romania (Cost $6,916)			6,876

SAUDI ARABIA 2.0%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 6.375% due 06/02/2055		$300	320

SOVEREIGN ISSUES 1.9%
Saudi Government International Bonds
3.250% due 10/22/2030		200	191
3.375% due 03/05/2032	EUR	600	712
3.750% due 03/05/2037		200	232
4.750% due 01/18/2028		$1,600	1,624
4.750% due 01/16/2030		4,800	4,907
4.875% due 07/18/2033		500	508
5.125% due 01/13/2028		1,400	1,431
5.375% due 01/13/2031		800	841

			10,446

Total Saudi Arabia (Cost $10,384)			10,766

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia International Bonds
2.050% due 09/23/2036	EUR	500	459
6.000% due 06/12/2034		$700	730

Total Serbia (Cost $1,260)			1,189

SINGAPORE 0.5%
SOVEREIGN ISSUES 0.5%
Singapore Government Bonds 3.250% due 06/01/2054	SGD	2,881	2,811

Total Singapore (Cost $2,122)			2,811

SOUTH AFRICA 1.6%
SOVEREIGN ISSUES 1.6%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	5,000	230
8.000% due 01/31/2030		26,200	1,523
8.750% due 02/28/2048		7,100	355
8.875% due 02/28/2035		115,500	6,570

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Total South Africa (Cost $8,375)			8,678

SOUTH KOREA 2.1%
SOVEREIGN ISSUES 2.1%
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	1,811,520	1,213
2.375% due 12/10/2028		5,299,000	3,749
2.625% due 06/10/2028		9,018,720	6,434

Total South Korea (Cost $12,468)			11,396

SPAIN 4.7%
CORPORATE BONDS & NOTES 0.2%
CaixaBank SA 6.684% due 09/13/2027 •		$800	818

SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	242
Spain Government Bonds
0.000% due 01/31/2028 (d)		4,150	4,636
2.400% due 05/31/2028		2,850	3,360
2.500% due 05/31/2027		800	945
3.150% due 04/30/2035		4,210	4,922
3.200% due 10/31/2035		1,200	1,402
3.450% due 10/31/2034		7,360	8,847

			24,354

Total Spain (Cost $24,006)			25,172

SUPRANATIONAL 0.7%
SOVEREIGN ISSUES 0.7%
European Union 3.750% due 10/12/2045	EUR	3,300	3,835

Total Supranational (Cost $3,842)			3,835

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.9%
UBS Group AG
3.091% due 05/14/2032 •		$500	463
3.869% due 01/12/2029 •		800	793
4.194% due 04/01/2031 •		1,200	1,187
5.617% due 09/13/2030 •		700	731
6.537% due 08/12/2033 •		1,500	1,655

Total Switzerland (Cost $4,664)			4,829

THAILAND 1.2%
SOVEREIGN ISSUES 1.2%
Thailand Government Bonds
2.410% due 03/17/2035	THB	15,560	523
2.500% due 11/17/2029		147,710	4,796
3.775% due 06/25/2032		38,570	1,377

Total Thailand (Cost $6,086)			6,696

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.2%
Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	203
5.000% due 05/06/2035		200	204
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		400	427

			834

SOVEREIGN ISSUES 0.3%
Abu Dhabi Government International Bonds 5.500% due 04/30/2054		1,700	1,781

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Total United Arab Emirates (Cost $2,464)			2,615

UNITED KINGDOM 6.0%
ASSET-BACKED SECURITIES 0.2%
Together Asset-Backed Securitisation 14 PLC 0.000% due 08/15/2066 ~	GBP	1,000	1,348

CORPORATE BONDS & NOTES 3.3%
Barclays PLC
4.918% due 08/08/2030 •	EUR	1,400	1,754
5.690% due 03/12/2030 •		$200	208
6.496% due 09/13/2027 •		2,000	2,041
HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	997
4.583% due 06/19/2029 •		800	806
Lloyds Banking Group PLC 5.590% due 11/26/2035 •		1,400	1,456
Nationwide Building Society 2.972% due 02/16/2028 •		1,200	1,178
NatWest Group PLC 5.778% due 03/01/2035 •		2,000	2,110
NatWest Markets PLC 0.125% due 11/12/2025	EUR	800	937
Standard Chartered PLC
2.608% due 01/12/2028 •		$1,400	1,369
6.187% due 07/06/2027 •		1,400	1,419
6.296% due 07/06/2034 •		1,400	1,519
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	1,600	1,933

			17,727

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Eurohome U.K. Mortgages PLC 4.255% due 06/15/2044 •	GBP	34	45
Eurosail-U.K. PLC 5.055% due 06/13/2045 •		78	105
Mansard Mortgages PLC 4.755% due 12/15/2049 •		31	42
Newgate Funding PLC
4.265% due 12/01/2050 •		107	142
5.105% due 12/15/2050 •		133	176
RMAC Securities No. 1 PLC 4.255% due 06/12/2044 •		202	268
Stratton Mortgage Funding PLC 5.137% due 06/20/2060 •		2,664	3,589

			4,367

SOVEREIGN ISSUES 1.7%
U.K. Gilts
0.625% due 10/22/2050		1,300	610
1.250% due 07/31/2051		2,100	1,180
1.500% due 07/31/2053		1,100	641
1.750% due 01/22/2049		1,300	899
3.250% due 01/22/2044		900	913
4.250% due 12/07/2040		1,200	1,457
4.375% due 07/31/2054		2,700	3,040
5.375% due 01/31/2056		500	661

			9,401

Total United Kingdom (Cost $37,424)			32,843

UNITED STATES 71.2%
ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp. Home Equity Loan Trust 4.552% due 07/25/2036 •		$844	643
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.212% due 06/25/2029 •		0	1
Argent Mortgage Loan Trust 4.752% due 05/25/2035 •		816	744
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.032% due 02/25/2036 •		1,131	922
Citigroup Mortgage Loan Trust, Inc.
4.592% due 12/25/2036 •		346	195
4.662% due 06/25/2037 •		686	689
4.792% due 03/25/2036 •		260	239
5.262% due 07/25/2035 •		1,054	1,017
Countrywide Asset-Backed Certificates 4.552% due 03/25/2037 •		901	829

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Countrywide Asset-Backed Certificates Trust
3.364% due 04/25/2035 •		133	132
4.366% due 08/25/2035 ~		63	60
4.412% due 07/25/2037 •		158	148
4.532% due 12/25/2036 •		216	200
4.552% due 06/25/2035 •		186	171
4.552% due 06/25/2037 •		237	223
4.552% due 06/25/2047 •		763	715
First Franklin Mortgage Loan Trust 4.387% due 07/25/2036 •		372	355
GSAMP Trust
4.917% due 11/25/2035 •		812	796
4.992% due 11/25/2035 •		1,000	861
Home Equity Mortgage Loan Asset-Backed Trust 4.512% due 04/25/2037 •		369	251
HSI Asset Securitization Corp. Trust 4.792% due 04/25/2037 •		564	283
Long Beach Mortgage Loan Trust 4.832% due 10/25/2034 •		11	11
Merrill Lynch Mortgage Investors Trust 4.572% due 08/25/2037 •		945	465
Morgan Stanley ABS Capital I, Inc. Trust 4.402% due 10/25/2036 •		82	73
Morgan Stanley Home Equity Loan Trust
4.372% due 12/25/2036 •		701	337
4.502% due 04/25/2037 •		554	288
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ		128	26
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.707% due 03/25/2036 •		73	73
NovaStar Mortgage Funding Trust 4.532% due 03/25/2037 •		447	292
Option One Mortgage Loan Trust 4.552% due 01/25/2037 •		264	171
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	191
5.675% due 06/25/2037 þ		1,053	257
5.731% due 11/25/2036 þ		967	317
6.822% due 12/25/2032 •		88	76
Residential Asset Mortgage Products Trust
4.712% due 12/25/2035 •		172	158
4.732% due 12/25/2035 •		583	491
Residential Asset Securities Corporation Trust 4.522% due 11/25/2036 •		1,386	1,212
Saxon Asset Securities Trust 6.022% due 12/25/2037 •		256	227
SMB Private Education Loan Trust 5.822% due 02/16/2055 •		711	719
Soundview Home Loan Trust
4.422% due 06/25/2037 •		51	34
4.772% due 11/25/2036 •		877	835
Structured Asset Investment Loan Trust
4.532% due 07/25/2036 •		280	209
4.892% due 01/25/2036 •		565	535
Terwin Mortgage Trust 5.212% due 11/25/2033 •		14	13

			16,484

CORPORATE BONDS & NOTES 7.6%
American Airlines Pass-Through Trust 3.000% due 04/15/2030		179	173
Bank of America Corp.
1.898% due 07/23/2031 •		100	89
4.244% due 04/24/2038 •		600	560
5.202% due 04/25/2029 •		1,300	1,333
5.308% (SOFRRATE + 1.010%) due 01/24/2031 ~		1,600	1,603
Bayer U.S. Finance II LLC 4.250% due 12/15/2025		300	300
Beignet 6.850% due 06/01/2049 «(b)		5,400	5,400
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	708
Boeing Co. 6.259% due 05/01/2027		$600	618
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		600	622
Charter Communications Operating LLC/Charter Communications Operating Capital 3.950% due 06/30/2062		900	570
Citigroup, Inc. 6.800% due 06/25/2038	GBP	300	445
Credit Suisse AG AT1 Claim		$300	39
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	178
Ford Motor Credit Co. LLC 3.375% due 11/13/2025		400	399

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

GA Global Funding Trust
2.250% due 01/06/2027		400	390
5.400% due 01/13/2030		1,100	1,141
Glencore Funding LLC
5.186% due 04/01/2030		800	825
5.371% due 04/04/2029		1,300	1,340
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	880
3.500% due 01/23/2033 •		1,200	1,425
5.016% due 10/23/2035 •		$1,100	1,108
5.536% due 01/28/2036 •		500	522
5.727% due 04/25/2030 •		800	837
6.484% due 10/24/2029 •		1,400	1,490
JPMorgan Chase & Co.
5.012% due 01/23/2030 •		1,700	1,742
5.502% due 01/24/2036 •		1,300	1,361
Morgan Stanley
2.674% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	1,300	1,529
4.654% due 10/18/2030 •		$400	404
5.338% (SOFRRATE + 1.020%) due 04/13/2028 ~		2,000	2,011
5.656% due 04/18/2030 •		1,200	1,253
6.407% due 11/01/2029 •		500	532
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	96
4.000% due 12/01/2046		100	76
4.200% due 03/01/2029		600	595
4.550% due 07/01/2030		200	199
PacifiCorp 5.300% due 02/15/2031		600	623
PNC Financial Services Group, Inc. 5.575% due 01/29/2036 •		1,600	1,670
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		600	606
Wells Fargo & Co.
4.808% due 07/25/2028 •		1,600	1,619
5.198% due 01/23/2030 •		1,200	1,236
5.211% due 12/03/2035 •		1,100	1,124
6.303% due 10/23/2029 •		900	953
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	514

			41,138

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 U.S. LLC 5.885% (TSFR1M + 1.750%) due 06/24/2030 ~		1,150	1,151
Charter Communications Operating LLC 6.541% (TSFR3M + 2.250%) due 12/15/2031 ~		547	548

			1,699

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		600	592
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		265	273

			865

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Angel Oak Mortgage Trust 4.846% due 07/25/2062 þ		1,400	1,397
Banc of America Mortgage Trust 5.046% due 02/25/2036 ~		14	13
Bear Stearns ALT-A Trust
4.058% due 03/25/2036 ~		46	38
4.164% due 08/25/2036 ~		23	11
4.592% due 02/25/2034 •		10	9
4.838% due 09/25/2035 ~		11	6
4.850% due 11/25/2035 ~		9	7
Bear Stearns Structured Products, Inc. Trust 3.965% due 12/26/2046 ~		10	8
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		1,031	936
Chase Mortgage Finance Trust 4.933% due 07/25/2037 ~		19	16
CHL Mortgage Pass-Through Trust
4.732% due 05/25/2035 •		9	8
4.912% due 03/25/2035 •		16	14
4.932% due 02/25/2035 •		2	2
5.097% due 11/25/2034 ~		2	2
5.500% due 01/25/2035		139	141
Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~		1,517	1,318
4.622% due 10/25/2035 •		907	392

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

6.000% due 09/25/2035 •	1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.595% due 09/25/2035 ~	70	63
Countrywide Alternative Loan Trust
4.670% due 03/20/2046 •	25	23
4.832% due 02/25/2037 •	19	16
5.153% due 12/25/2035 •	18	15
5.250% due 06/25/2035	3	2
5.653% due 11/25/2035 •	4	3
CSMC Mortgage-Backed Trust
5.500% due 08/25/2036	562	388
5.863% due 02/25/2037 ~	142	31
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.772% due 10/25/2047 •	430	332
Extended Stay America Trust 5.344% due 07/15/2038 •	1,349	1,350
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	2,571	2,134
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	298	248
2.500% due 04/25/2052 ~	369	306
GSR Mortgage Loan Trust
4.602% due 12/25/2034 •	4	4
4.668% due 01/25/2036 ~	11	10
6.902% due 04/25/2035 ~	26	27
IndyMac INDX Mortgage Loan Trust
4.692% due 05/25/2046 •	186	170
4.752% due 07/25/2035 •	7	7
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,698	3,202
3.000% due 03/25/2052 ~	2,457	2,133
3.000% due 05/25/2052 ~	3,193	2,771
4.063% due 07/27/2037 ~	25	23
5.466% due 02/25/2036 ~	9	6
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,335
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.705% due 12/15/2030 •	1	1
MFA Trust
1.381% due 04/25/2065 ~	172	169
1.947% due 04/25/2065 ~	63	61
Morgan Stanley Capital I Trust 5.434% due 12/15/2038 •	1,700	1,636
Morgan Stanley Mortgage Loan Trust 6.035% due 06/25/2036 ~	8	8
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	494	477
2.750% due 11/25/2059 ~	435	420
6.864% due 10/25/2063 þ	445	451
OBX Trust
3.000% due 01/25/2052 ~	1,538	1,330
7.159% due 10/25/2063 þ	792	806
One New York Plaza Trust 5.215% due 01/15/2036 •	1,600	1,575
RALI Trust
4.422% due 02/25/2047 •	20	6
4.632% due 06/25/2046 •	231	48
4.692% due 04/25/2046 •	369	92
5.139% due 10/25/2037 ~	131	105
6.000% due 06/25/2036	295	242
Structured Asset Mortgage Investments II Trust
4.692% due 05/25/2036 •	4	3
4.712% due 05/25/2036 •	32	27
4.712% due 09/25/2047 •	42	37
4.732% due 05/25/2045 •	6	6
4.948% due 03/19/2034 •	1	1
5.653% due 08/25/2047 •	16	13
Structured Asset Securities Corp. 4.552% due 01/25/2036 •	151	126
Structured Asset Securities Corp. Mortgage Loan Trust 4.562% due 10/25/2036 •	289	242
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	5
Thornburg Mortgage Securities Trust 5.583% due 06/25/2047 •	6	6
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	557	510
2.710% due 01/25/2060 ~	393	379
2.900% due 10/25/2059 ~	1,528	1,471
5.272% due 05/25/2058 •	165	169
UWM Mortgage Trust 3.000% due 01/25/2052 ~	472	408
Verus Securitization Trust 5.218% due 09/25/2069 ~	1,257	1,259
Wachovia Mortgage Loan Trust LLC 7.177% due 10/20/2035 ~	11	11

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
4.198% due 02/27/2034 •	1	1
4.350% due 04/25/2035 ~	6	6
4.470% due 12/25/2036 ~	57	51
4.892% due 01/25/2045 •	15	15
4.961% due 03/25/2035 ~	9	9
5.133% due 06/25/2046 •	13	12
5.153% due 02/25/2046 •	31	28
5.781% due 03/25/2033 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.093% due 07/25/2046 •	14	9

		31,151

U.S. GOVERNMENT AGENCIES 45.9%
Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051 - 01/01/2052	2,010	1,700
3.500% due 10/01/2039	119	114
5.500% due 06/01/2053	1,763	1,784
6.000% due 03/01/2054 - 06/01/2054	253	260
6.500% due 12/01/2053	212	219
6.725% due 04/01/2035 •	7	7
Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	76	4
4.810% due 01/15/2038 •	76	75
4.987% due 12/15/2032 •	1	1
5.087% due 12/15/2037 •	2	2
5.296% due 11/25/2054 •	1,912	1,916
5.336% due 08/25/2055 •	1,569	1,577
5.756% due 03/25/2055 •	3,051	3,076
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.353% due 10/25/2044 •	11	11
Federal National Mortgage Association
2.500% due 02/01/2051	133	113
3.000% due 10/01/2049 - 03/01/2060	1,353	1,189
3.500% due 11/01/2030 - 01/01/2059	1,636	1,510
4.000% due 06/01/2050	341	325
4.500% due 08/01/2033 - 04/01/2053	313	306
5.421% due 10/01/2044 •	3	3
5.500% due 06/01/2053 - 09/01/2053	9,598	9,715
6.000% due 08/01/2054	251	256
6.007% due 12/01/2034 •	1	1
6.526% due 11/01/2034 •	4	4
Federal National Mortgage Association REMICS
4.871% due 06/25/2036 •	6	6
5.516% due 03/25/2055 •	1,110	1,115
6.373% due 05/25/2035 ~	1	1
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044	3	3
Federal National Mortgage Association Trust 4.821% due 09/25/2042 •	5	5
Government National Mortgage Association
3.000% due 05/20/2051 - 04/20/2052	3,417	3,054
3.500% due 10/20/2054 - 07/20/2055	19,782	18,052
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	7	8
5.266% due 05/20/2066 - 06/20/2066 •	726	728
5.316% due 11/20/2066 •	146	147
Government National Mortgage Association, TBA
2.500% due 11/01/2055	2,500	2,153
3.000% due 11/01/2055	14,100	12,589
3.500% due 11/01/2055	500	456
6.500% due 11/01/2055	12,400	12,736
Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055	66,300	65,716
6.000% due 11/01/2055	28,900	29,520
6.500% due 11/01/2055	74,000	76,525

		246,982

U.S. TREASURY OBLIGATIONS 8.3%
U.S. Treasury Bonds
2.250% due 08/15/2049	1,300	830
2.375% due 11/15/2049 (l)	700	458
3.000% due 02/15/2048 (l)	1,000	755
3.000% due 08/15/2048 (l)	500	376
3.375% due 11/15/2048 (h)	2,600	2,089
4.125% due 08/15/2044 (h)	3,875	3,598
4.500% due 11/15/2054 (h)	12,300	11,847
4.625% due 02/15/2055 (h)	5,700	5,605
4.750% due 05/15/2055	300	301
U.S. Treasury Inflation Protected Securities(f)
3.875% due 04/15/2029 (j)(l)	982	1,075
0.125% due 10/15/2025	124	124
0.125% due 07/15/2031	2,531	2,364
0.125% due 01/15/2032	1,049	966

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

0.500% due 01/15/2028 (j)		7,858	7,768
0.625% due 07/15/2032		334	316
1.125% due 01/15/2033		4,338	4,206
U.S. Treasury Notes
3.500% due 02/15/2033 (l)		700	680
4.000% due 02/29/2028 (l)		700	706
4.375% due 05/15/2034 (l)		600	614

			44,678

Total United States (Cost $388,467)			382,997

SHORT-TERM INSTRUMENTS 1.4%
COMMERCIAL PAPER 0.8%
Air Lease Corp. 4.570% due 10/10/2025		$1,500	1,498
AutoNation, Inc. 4.550% due 10/08/2025 (b)		250	250
Crown Castle, Inc. 4.620% due 10/23/2025		250	249
Edison International 4.520% due 10/09/2025		450	449
HCA, Inc.
4.580% due 10/15/2025		250	250
4.600% due 10/24/2025		1,100	1,097
Targa Resources Corp. 4.380% due 10/17/2025		550	549

			4,342

REPURCHASE AGREEMENTS (g) 0.2%			1,001

NIGERIA TREASURY BILLS 0.3%
31.522% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	2,549,052	1,512

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (d)(e)	ZAR	4,900	271

Total Short-Term Instruments (Cost $6,989)			7,126

Total Investments in Securities (Cost $769,794)			753,749

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		97,444	949

Total Short-Term Instruments (Cost $949)			949

Total Investments in Affiliates (Cost $949)			949

Total Investments 140.2% (Cost $770,743)			$754,698
Financial Derivative Instruments(i)(k)(0.1)%(Cost or Premiums, net $2,035)			(559)
Other Assets and Liabilities, net (40.1)%			(215,666)

Net Assets 100.0%			$538,473

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

MEI	1.960%	07/11/2025	TBD(2)	EUR	852	France Government International Bond 3.000% due 06/25/2049			$(833)	$1,001	$1,005

Total Repurchase Agreements									$(833)	$1,001	$1,005

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BSN					4.380%	09/25/2025	10/02/2025		$(3,417)		$(3,419)
CIB					4.270	09/18/2025	10/09/2025		(5,846)		(5,855)
DEU					4.340	09/24/2025	10/01/2025		(1,860)		(1,862)
					4.360	09/24/2025	10/01/2025		(978)		(979)

Total Reverse Repurchase Agreements											$(12,115)

SALE-BUYBACK TRANSACTIONS:
Counterparty					Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)		Payable for Sale-Buyback Transactions(4)

UBS					4.340%	09/08/2025	10/06/2025		$(6,748)		$(6,767)

Total Sale-Buyback Transactions											$(6,767)

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

France (0.2)%
Sovereign Issues (0.2)%
French Republic Government Bonds OAT						3.000%	06/25/2049	EUR	1,000	$(1,000)	$(978)

	Total France									(1,000)	(978)

United States (13.4)%
U.S. Government Agencies (13.4)%
Fannie Mae, TBA						2.000	11/01/2055		$47,950	(38,645)	(38,661)
Uniform Mortgage-Backed Security, TBA						2.000	10/01/2040		10,800	(10,006)	(9,929)
Uniform Mortgage-Backed Security, TBA						2.500	10/01/2055		5,400	(4,458)	(4,550)
Uniform Mortgage-Backed Security, TBA						3.000	11/01/2055		3,700	(3,287)	(3,251)
Uniform Mortgage-Backed Security, TBA						3.500	11/01/2055		3,400	(3,118)	(3,106)
Uniform Mortgage-Backed Security, TBA						4.000	11/01/2055		250	(236)	(235)
Uniform Mortgage-Backed Security, TBA						4.500	10/01/2055		800	(757)	(776)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

UniformMortgage-Backed Security, TBA	5.500	11/01/2055	11,700	(11,805)	(11,789)

Total United States	(72,312)	(72,297)

Total Short Sales (13.6)%	$(73,312)	$(73,275)

(h)	Securities with an aggregate market value of $18,635 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(15,002) at a weighted average interest rate of 4.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	24	$24	$(5)	$(5)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	16	16	(3)	(4)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	5	5	(2)	(1)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	5	5	(1)	(1)

$(11)	$(11)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	16	$16	$(3)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	24	24	(6)	(3)

$(9)	$(5)

Total Written Options	$(20)	$(16)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2025	181	$12,796	$(44)	$17	$(3)
Canada Government 5-Year Bond December Futures	12/2025	68	5,635	68	14	0
Canada Government 10-Year Bond December Futures	12/2025	70	6,160	124	28	0
Euro-BTP Future December Futures	12/2025	321	45,164	415	143	0
Euro-Buxl 30-Year Bond December Futures	12/2025	15	2,016	46	19	(4)
Long Guilt December Futures	12/2025	143	17,470	54	75	(9)
U.S. Treasury 5-Year Note December Futures	12/2025	181	19,764	21	7	0
U.S. Treasury 10-Year Note December Futures	12/2025	46	5,175	42	0	(1)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	205	23,591	200	0	(13)

$926	$303	$(30)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2025	469	$(35,177)	$106	$0	$(241)
Euro-Bobl December Futures	12/2025	231	(31,951)	31	0	(43)
Euro-Bund December Futures	12/2025	92	(13,887)	(55)	3	(37)
Euro-Oat December Futures	12/2025	111	(15,814)	(126)	0	(38)
Euro-Schatz December Futures	12/2025	162	(20,347)	23	0	(4)
Japan Government 10-Year Bond December Futures	12/2025	55	(50,502)	478	41	(41)
U.S. Treasury 2-Year Note December Futures	12/2025	135	(28,134)	(42)	0	(15)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	88	(10,566)	(261)	50	0

$154	$94	$(419)

Total Futures Contracts	$1,080	$397	$(449)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin(6)
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 10-Year Index		(1.000)%	Quarterly	12/20/2034		$4,900	$(25)	$(35)	$(60)	$0	$(1)
CDX.IG-44 10-Year Index		(1.000)	Quarterly	06/20/2035		12,900	(53)	(72)	(125)	0	(2)
CDX.IG-45 10-Year Index		(1.000)	Quarterly	12/20/2035		5,900	(45)	0	(45)	0	(1)

							$(123)	$(107)	$(230)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
										Variation Margin(6)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029		$200	$4	$1	$5	$0	$0
CDX.IG-45 5-Year Index		1.000	Quarterly	12/20/2030		6,000	134	3	137	1	0

							$138	$4	$142	$1	$0

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	15,600	$(36)	$(301)	$(337)	$3	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		11,800	79	4	83	0	(4)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		35,700	110	148	258	21	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		3,100	(15)	(3)	(18)	4	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		24,400	47	(201)	(154)	40	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		4,500	95	(18)	77	0	(14)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		1,800	14	24	38	0	(6)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		300	13	(4)	9	0	(2)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		1,300	21	22	43	0	(10)
Receive(7)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	83,070	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	3,360,000	4	(11)	(7)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		929,700	(21)	(114)	(135)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		160,000	4	(11)	(7)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,670,000	(197)	(569)	(766)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(111)	(220)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,730,000	(38)	(134)	(172)	0	(14)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(49)	(81)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(5)	(32)	(37)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(14)	(306)	(320)	0	(16)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,410,000	(121)	(249)	(370)	0	(18)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		80,000	0	(10)	(10)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		2,260,650	(114)	(239)	(353)	0	(30)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		510,000	(237)	(354)	(591)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		104,900	(134)	(143)	(277)	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	30,200	(113)	129	16	0	(55)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035		4,700	5	(76)	(71)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$64,740	442	(381)	61	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		20,900	166	(176)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		5,500	0	(7)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		7,300	0	(13)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	363	363	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		21,800	150	(82)	68	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,050	566	(157)	409	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		27,400	0	(4)	(4)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		26,000	139	29	168	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		4,100	0	(53)	(53)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		3,700	0	(50)	(50)	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		20,348	(30)	54	24	0	(10)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		14,582	(89)	92	3	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		600	0	(11)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	52	(24)	28	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		16,400	(293)	5	(288)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	(12)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		2,800	0	(57)	(57)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		1,803	(2)	(27)	(29)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	(55)	(55)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,300	0	(22)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		800	0	(14)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,300	0	(24)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	88	(122)	(34)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		2,700	(9)	(48)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		900	(3)	5	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		500	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		400	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,600	(6)	7	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,600	(6)	1	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,300	(5)	19	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,200	(4)	(20)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		12,690	855	(391)	464	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	(16)	(18)	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,400	(4)	(26)	(30)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		14,946	(162)	68	(94)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		3,400	189	(69)	120	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		1,300	(4)	15	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		7,600	(149)	89	(60)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		11,900	(75)	(19)	(94)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		400	3	15	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	385	1,188	7	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		1,598	(40)	(2)	(42)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,160	251	25	276	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		1,600	0	6	6	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		500	0	0	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,200	0	(1)	(1)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		600	0	(1)	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		1,400	0	(11)	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		1,510	0	(44)	(44)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		790	0	(25)	(25)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,100	0	70	70	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	10	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,100	0	29	29	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		600	0	16	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,100	0	35	35	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,340	166	3	169	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	44	(7)	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		986	4	(2)	2	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		674	(12)	(3)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,171	(1)	(3)	(4)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,400	142	(36)	106	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		457	(5)	(1)	(6)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,260	(41)	2	(39)	0	(5)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	64	51	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	15	15	0	0
Pay(7)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	121,200	(65)	(42)	(107)	16	0
Pay(7)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	10,967,080	78	(116)	(38)	7	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	26,600	(1)	56	55	3	0
Pay(7)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	40,900	(229)	(282)	(511)	57	0
Pay(7)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		1,700	(5)	(4)	(9)	2	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		3,900	(2)	10	8	13	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	65	144	209	45	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,300	12	23	35	8	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		6,600	37	(34)	3	23	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		2,500	41	(6)	35	9	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		13,400	12	(53)	(41)	49	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(35)	(35)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	491	653	3	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(29)	(34)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(52)	(62)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(32)	(41)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(47)	(55)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(23)	(27)	0	0
Pay(7)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		23,200	(68)	(42)	(110)	11	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,300	(5)	80	75	3	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	13	12	1	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,150	0	(18)	(18)	1	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		5,500	0	(49)	(49)	6	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		8,800	(1)	(52)	(53)	9	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		8,100	10	111	121	10	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		66,030	216	(17)	199	111	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		8,790	(115)	(8)	(123)	0	(18)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		23,900	8	25	33	71	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(597)	(480)	28	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(481)	(276)	13	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		900	(64)	(407)	(471)	4	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	386	386	0	(3)
Receive(7)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		11,700	235	612	847	0	(28)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		6,090	77	35	112	42	(1)
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	CAD	4,300	(8)	55	47	4	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	317	(126)	8	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		1,500	20	5	25	2	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(131)	(83)	0	(6)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	3	(6)	(3)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		700	3	(13)	(10)	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		4,600	(4)	(106)	(110)	0	(10)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		7,000	28	(239)	(211)	0	(15)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	(110)	(113)	0	(7)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	(16)	(16)	0	(5)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,300	16	(67)	(51)	0	(3)
Pay(7)	CAONREPO	3.000	Semi-Annual	03/18/2036		3,500	(48)	64	16	10	0
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	19	(101)	1	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	22	(34)	3	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	84	10	8	0

							$2,347	$(3,754)	$(1,407)	$745	$(383)

Total Swap Agreements							$2,362	$(3,857)	$(1,495)	$746	$(387)

(j)

Securities with an aggregate market value of $7,251 and cash of $5,310 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)					Unsettled variation margin asset of $11 and liability of $(6) for closed swap agreements is outstanding at period end.
(7)					This instrument has a forward starting effective date.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	EUR	85,401		$99,608	$0	$(658)
	10/2025		$29,287	CAD	40,744	0	(9)
	11/2025	CAD	40,679		$29,287	9	0
BOA	10/2025	JPY	36,111		246	2	0
	10/2025		$25	CNY	182	0	0
	10/2025		733	EUR	628	4	0
	10/2025		200	ILS	674	3	0
	10/2025		382	INR	33,762	0	(2)
	10/2025		458	JPY	68,639	6	0
	10/2025		311	KRW	430,680	0	(4)
	10/2025		262	NZD	455	2	0
	10/2025		80	PLN	287	0	(1)
	10/2025		633	RON	2,734	0	(2)
	11/2025	JPY	68,401		$458	0	(6)
	11/2025	NZD	455		262	0	(2)
	11/2025		$100	ILS	333	1	0
	11/2025	ZAR	56,378		$3,233	0	(21)
	12/2025	THB	8,525		270	6	0
	12/2025		$36	TRY	1,578	0	0
	03/2026	CZK	1,687	EUR	69	0	0
	03/2026	EUR	195	CZK	4,782	0	0
BPS	10/2025	BRL	3,611		$679	0	0
	10/2025	CNH	40,326		5,662	2	0
	10/2025	EUR	401	RON	2,042	0	0
	10/2025		1,875		$2,214	13	0
	10/2025	IDR	23,690,397		1,433	14	(2)
	10/2025	INR	35,297		401	4	0
	10/2025	TRY	10,498		245	0	(7)
	10/2025	TWD	65,532		2,182	32	(3)
	10/2025		$660	BRL	3,611	19	0
	10/2025		353	CNY	2,510	1	0
	10/2025		410	EUR	349	0	0
	10/2025		1,671	IDR	27,609,014	0	(16)
	10/2025		535	JPY	79,521	3	0
	10/2025		2,325	KRW	3,216,852	0	(33)
	10/2025		837	PLN	3,046	1	0
	10/2025		385	TWD	11,667	0	(2)
	11/2025	IDR	4,177,842		$250	0	0
	11/2025	INR	25,813		290	0	0
	11/2025	JPY	79,245		535	0	(3)
	11/2025	KRW	224,291		160	0	0
	11/2025		$1,696	CNY	12,002	0	(4)
	11/2025		579	ILS	1,942	7	0
	12/2025	CNH	199		$28	0	0
	12/2025	TWD	7,314		244	2	0
	12/2025		$28	CNY	198	0	0
	12/2025		299	HUF	99,243	0	(1)
	12/2025		344	IDR	5,793,515	2	0
	03/2026	CZK	3,092	EUR	126	0	0
	05/2026		$225	KWD	69	0	0
	06/2026		141		43	1	0
	07/2026		99		30	0	0
	06/2027		98		30	0	0
	05/2029	KWD	397		$1,364	51	0
	07/2029		25		86	3	0
	05/2030		237		815	28	0
BRC	10/2025	BRL	1,557		292	0	0
	10/2025	CHF	1,488		1,864	0	(5)
	10/2025	IDR	168,392		10	0	0
	10/2025	MYR	5,036		1,193	0	(5)
	10/2025		$293	BRL	1,557	0	0
	10/2025		1,986	CHF	1,592	15	0
	10/2025		458	EUR	390	0	0
	10/2025		1	NOK	14	0	0
	10/2025		702	PLN	2,567	4	0
	10/2025		2,286	TRY	98,502	49	0
	11/2025	NOK	14		$1	0	0
	11/2025		$1,864	CHF	1,482	5	0
	11/2025		2,526	TRY	110,327	15	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

	11/2025	ZAR	4,491		$255	0	(4)
	12/2025	MYR	13,389		3,192	4	0
	12/2025		$138	MYR	580	0	0
	12/2025		529	TRY	23,596	9	0
	01/2026	EUR	635	RON	3,265	0	(1)
BSH	10/2025		1,015		$1,179	0	(12)
	10/2025		$77	NZD	133	0	0
	11/2025	NZD	133		$77	0	0
	11/2025	PEN	9,314		2,535	0	(144)
	12/2025		3,571		984	0	(43)
	12/2025		$338	PEN	1,203	8	0
	02/2026	PEN	4,995		$1,428	0	(5)
CBK	10/2025	AUD	331		216	0	(3)
	10/2025	CAD	47		34	0	0
	10/2025	CNH	769		108	0	0
	10/2025	CNY	5,702		803	1	0
	10/2025	DKK	3,444		538	0	(4)
	10/2025	EUR	1,392		1,630	0	(5)
	10/2025	GBP	827		1,111	0	(1)
	10/2025	IDR	14,623,649		884	9	(2)
	10/2025	INR	43,147		486	1	0
	10/2025	NOK	110		11	0	0
	10/2025	PEN	1,904		545	0	(3)
	10/2025	SGD	9,523		7,437	55	0
	10/2025	THB	66,453		2,059	6	0
	10/2025	TWD	83,806		2,828	74	0
	10/2025		$623	CAD	855	0	(9)
	10/2025		712	CNH	5,055	0	(2)
	10/2025		1,387	CNY	9,872	3	0
	10/2025		798	EUR	684	5	0
	10/2025		601	GBP	442	0	(6)
	10/2025		415	IDR	6,831,035	0	(6)
	10/2025		1,625	INR	142,775	0	(19)
	10/2025		139	NOK	1,390	0	0
	10/2025		323	SEK	3,065	3	0
	10/2025		1,054	TWD	32,076	1	(1)
	10/2025	ZAR	1,114		$64	0	0
	11/2025	NOK	1,389		139	0	0
	11/2025		$34	CAD	47	0	0
	11/2025		1,040	CNY	7,363	0	(2)
	11/2025		162	ILS	544	2	0
	11/2025		486	INR	43,232	0	(1)
	11/2025	ZAR	8,522		$491	0	(1)
	12/2025	CNH	1,241		175	0	0
	12/2025	PEN	2,012		562	0	(16)
	12/2025	TWD	57,657		1,899	2	(6)
	12/2025		$1,150	CNY	8,138	0	(1)
	12/2025		356	IDR	5,983,242	2	0
	12/2025		18	KZT	10,091	0	0
	12/2025		15	TRY	669	0	0
	01/2026	CNH	1,116		$158	0	0
	01/2026	JPY	70,000		516	38	0
	01/2026	TWD	12,570		417	0	0
	01/2026		$158	CNY	1,114	0	0
	02/2026	PEN	261		$73	0	(2)
	03/2026	HKD	18,567		2,396	3	0
	03/2026	PEN	4,847		1,377	0	(13)
DUB	10/2025	CNH	86,412		12,153	25	0
	10/2025	EUR	754	RON	3,843	1	0
	10/2025	IDR	8,869,638		$541	10	0
	10/2025	INR	70,083		789	1	0
	10/2025	KRW	3,079,159		2,221	26	0
	10/2025	RON	2		1	0	0
	10/2025		$908	IDR	14,823,924	0	(20)
	10/2025		879	ILS	3,003	28	0
	10/2025		805	INR	71,221	0	(4)
	10/2025		82	KZT	45,555	1	0
	10/2025		0	NGN	638	0	0
	11/2025	ILS	3,001		$879	0	(27)
	11/2025	INR	6,192		70	0	0
	11/2025		$368	CNY	2,604	0	(1)
	11/2025		789	INR	70,222	0	(1)
	11/2025		46	KZT	25,640	0	0
	11/2025	ZAR	10,844		$620	0	(6)
	12/2025		$72	EGP	3,637	2	0
	12/2025		308	KZT	164,677	0	(15)
	03/2026		67		38,675	0	(1)
FAR	10/2025	AUD	29,065		$18,853	0	(379)
	10/2025	BRL	50,274		9,452	7	0
	10/2025	CHF	267		335	0	0
	10/2025	CNH	37,676		5,306	19	0
	10/2025	EUR	349		408	0	(2)
	10/2025	JPY	2,828,708		19,241	114	0
	10/2025		$19,398	AUD	29,710	261	0
	10/2025		9,097	BRL	50,274	349	0
	10/2025		63	CNY	452	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

	10/2025		1,543	INR	136,116	0	(12)
	10/2025		1,265	PLN	4,619	6	0
	10/2025		16,505	SGD	21,256	0	(26)
	11/2025	AUD	29,710		$19,407	0	(261)
	11/2025	SGD	21,202		16,505	25	0
	11/2025		$335	CHF	266	0	0
	11/2025		409	EUR	349	2	0
	12/2025		3,795	MXN	72,010	105	0
GLM	10/2025	BRL	59,030		$11,054	0	(37)
	10/2025	CHF	53		67	0	0
	10/2025	CNH	2,970		418	1	0
	10/2025	IDR	5,887,862		353	0	0
	10/2025	ILS	516		151	0	(5)
	10/2025	MYR	4,941		1,172	0	(2)
	10/2025	RON	2,744	EUR	539	1	0
	10/2025		388		$89	0	(1)
	10/2025		$11,099	BRL	59,030	0	(8)
	10/2025		417	IDR	6,893,257	0	(4)
	10/2025		442	INR	38,789	0	(6)
	10/2025		1	THB	16	0	0
	11/2025	EUR	393	RON	2,016	2	0
	11/2025		$333	CNY	2,360	0	(1)
	11/2025		60	ILS	201	0	0
	11/2025		1,148	TRY	50,057	8	0
	11/2025	ZAR	5,628		$325	0	0
	12/2025	BRL	5,114		920	0	(26)
	12/2025	MXN	561		30	0	(1)
	12/2025	MYR	9,535		2,272	2	0
	12/2025	TRY	4,662		100	0	(6)
	12/2025		$11,054	BRL	59,869	34	0
	12/2025		10	EGP	506	0	0
	12/2025		344	IDR	5,745,226	0	0
	01/2026	EUR	539	RON	2,773	0	(1)
	01/2026	JPY	200,000		$1,486	120	0
IND	10/2025	AUD	314		205	0	(3)
	10/2025		$586	DKK	3,749	3	0
	11/2025	DKK	3,740		$586	0	(3)
JPM	10/2025	BRL	6,505		1,223	1	0
	10/2025	CAD	40,465		29,281	204	0
	10/2025	CNH	795		112	1	0
	10/2025	HUF	78,207	EUR	194	0	(8)
	10/2025	IDR	17,685,861		$1,059	0	(1)
	10/2025	KRW	6,091,050		4,392	51	0
	10/2025	PEN	193		55	0	0
	10/2025	SGD	723		562	2	0
	10/2025		$1,192	BRL	6,505	30	0
	10/2025		52	CNY	367	0	0
	10/2025		408	DKK	2,600	1	0
	10/2025		1,507	IDR	25,060,507	1	(5)
	10/2025		209	ILS	702	3	0
	10/2025		49	KZT	27,040	0	0
	10/2025		30	NGN	47,820	2	0
	10/2025		463	PLN	1,700	5	0
	11/2025	DKK	2,594		$408	0	(1)
	11/2025	HUF	65,038	EUR	162	0	(4)
	11/2025		$81	CNY	574	0	0
	11/2025	ZAR	9,603		$548	0	(6)
	12/2025	HUF	78,208		234	0	0
	06/2026	ZAR	4,900		276	0	(2)
MBC	10/2025	CAD	1,050		764	9	0
	10/2025	CHF	56		70	0	0
	10/2025	CNH	43,973		6,187	15	0
	10/2025	EUR	89	RON	451	0	0
	10/2025		1,273		$1,508	13	0
	10/2025	IDR	878,007		53	1	0
	10/2025	JPY	171,774		1,162	2	(2)
	10/2025	KRW	7,012,978		5,039	42	0
	10/2025	SEK	7,111		742	0	(14)
	10/2025	SGD	11,015		8,595	56	0
	10/2025	THB	156,779		4,868	23	0
	10/2025		$344	CHF	271	0	(4)
	10/2025		4,320	CNH	30,771	0	(1)
	10/2025		7,005	EUR	5,962	2	(8)
	10/2025		761	GBP	562	0	(5)
	10/2025		265	JPY	39,412	2	0
	10/2025		1,992	KRW	2,779,138	0	(12)
	10/2025		1	NOK	14	0	0
	10/2025		320	SEK	3,065	5	0
	10/2025		220	THB	7,123	0	0
	11/2025	CNH	30,698		$4,320	1	0
	11/2025	JPY	67,379		456	0	(2)
	11/2025	NOK	14		1	0	0
	11/2025		$254	CNY	1,794	0	(1)
	11/2025		714	EUR	607	0	0
	12/2025		62	EGP	3,134	2	0
	12/2025		158	MXN	2,993	4	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

01/2026	CNH	396	$56	0	0
01/2026	$56	CNY	395	0	0
03/2026	HKD	2,340	$302	0	0
MYI	10/2025	CAD	1,087	781	0	0
10/2025	CNH	44,394	6,239	8	0
10/2025	IDR	3,551,841	216	3	0
10/2025	JPY	31,486	213	0	0
10/2025	$292	CNY	2,081	1	0
10/2025	10,071	JPY	1,503,495	96	0
10/2025	456	PLN	1,651	0	(2)
10/2025	516	TWD	15,538	0	(5)
11/2025	JPY	1,498,292	$10,071	0	(96)
11/2025	$112	CNY	794	0	0
12/2025	CZK	5,980	EUR	237	0	(9)
12/2025	4,015	$195	1	0
12/2025	EUR	413	CZK	10,127	3	0
12/2025	MYR	5,085	$1,211	0	0
12/2025	TWD	15,437	516	6	0
02/2026	CZK	3,316	EUR	135	0	(1)
NGF	10/2025	KRW	7,058,937	$5,075	44	0
10/2025	$374	IDR	6,191,231	0	(3)
11/2025	407	TRY	17,752	3	0
12/2025	325	14,257	1	0
SCX	10/2025	CNH	32,287	$4,544	12	0
10/2025	DKK	2,904	452	0	(5)
10/2025	IDR	7,404,752	443	0	0
10/2025	INR	50,642	570	0	0
10/2025	JPY	449,668	3,061	20	0
10/2025	PEN	761	217	0	(2)
10/2025	TWD	56,623	1,907	47	0
10/2025	$740	CNY	5,266	1	0
10/2025	13,138	GBP	9,822	72	0
10/2025	418	IDR	6,868,899	0	(6)
10/2025	2,399	INR	211,787	0	(17)
10/2025	275	TWD	8,259	0	(4)
11/2025	GBP	9,822	$13,141	0	(72)
11/2025	JPY	325	2	0	0
11/2025	$81	CNY	576	0	0
11/2025	500	INR	44,543	0	0
12/2025	CZK	925	$45	0	0
12/2025	$341	CNY	2,409	0	(1)
12/2025	443	IDR	7,423,467	1	0
01/2026	CNH	2,339	$330	0	0
01/2026	$330	CNY	2,335	0	0
SOG	10/2025	JPY	1,476,112	$10,037	56	0
10/2025	NZD	589	343	2	0
10/2025	RON	361	83	0	0
10/2025	$97,952	EUR	83,292	0	(162)
10/2025	22,004	JPY	3,274,233	136	0
11/2025	EUR	1,541	RON	7,890	6	0
11/2025	83,292	$98,148	163	0
11/2025	JPY	3,262,910	22,004	0	(136)
12/2025	EUR	354	RON	1,813	0	0
SSB	10/2025	GBP	9,999	$13,478	30	0
01/2026	260,000	1,736	0	(39)
UAG	10/2025	CAD	37	27	0	0
10/2025	ILS	4,164	1,248	0	(9)
10/2025	NOK	1,356	133	0	(3)
10/2025	THB	2,898	90	0	0
10/2025	$88	ILS	301	3	0
10/2025	18	INR	1,568	0	0
10/2025	455	PLN	1,651	0	(1)
10/2025	220	THB	7,120	0	0
10/2025	64	ZAR	1,114	0	0
10/2025	ZAR	1,114	$64	0	0
11/2025	ILS	301	88	0	(3)
11/2025	ZAR	4,885	277	0	(5)
12/2025	EUR	237	CZK	5,980	9	0
12/2025	TRY	3,005	$64	0	(4)
12/2025	$213	HUF	70,456	0	(2)

Total Forward Foreign Currency Contracts	$2,885	$(2,620)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	528	$2	$3
Put - OTC EUR versus HUF	HUF	387.000	12/17/2025	876	5	4
Put - OTC USD versus BRL	BRL	5.470	11/18/2025	910	15	24
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,273	2	1
Call - OTC USD versus HKD	7.800	08/24/2026	1,995	3	2
BPS	Put - OTC EUR versus USD	$1.122	10/14/2025	56	7	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

BRC	Put - OTC AUD versus USD			0.623	10/14/2025	268	1	0
	Put - OTC EUR versus USD			1.132	10/10/2025	2,497	9	0
	Call - OTC USD versus SEK		SEK	10.200	11/26/2025	1,103	7	1
GLM	Put - OTC AUD versus USD			$0.625	10/08/2025	1,378	5	0
	Put - OTC EUR versus USD			1.129	10/14/2025	2,576	10	0
	Put - OTC EUR versus USD			1.100	12/17/2025	136	16	3
	Put - OTC USD versus BRL		BRL	5.475	12/10/2025	1,317	22	36
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	312	0	0
JPM	Put - OTC EUR versus CZK		CZK	24.200	03/05/2026	1,535	6	8
	Put - OTC EUR versus HUF		HUF	393.000	11/12/2025	675	3	8
	Put - OTC EUR versus HUF			386.000	12/16/2025	810	4	3
MBC	Put - OTC AUD versus USD			$0.618	10/10/2025	1,619	4	0
	Put - OTC EUR versus USD			1.098	12/23/2025	136	16	3
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	1,147	1	1
	Call - OTC USD versus HKD			7.800	08/24/2026	597	1	1
MYI	Put - OTC EUR versus CZK		CZK	24.200	02/10/2026	562	2	3
	Put - OTC EUR versus CZK			24.250	02/13/2026	940	4	5
	Put - OTC EUR versus CZK			24.100	03/13/2026	1,389	6	6
	Put - OTC EUR versus USD			$1.145	10/08/2025	2,819	18	0
	Put - OTC EUR versus USD			1.110	11/24/2025	3,445	16	1
	Put - OTC USD versus BRL		BRL	5.480	11/07/2025	1,800	32	50
	Call - OTC USD versus SEK		SEK	10.125	10/14/2025	251	1	0

Total Purchased Options							$218	$163

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL		BRL	5.250	11/18/2025	910	$(4)	$(5)
	Call - OTC USD versus BRL			5.800	11/18/2025	910	(10)	(2)
	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	1,273	(1)	(1)
	Call - OTC USD versus HKD			7.850	08/24/2026	1,995	(1)	(1)
GLM	Put - OTC USD versus BRL		BRL	5.275	12/10/2025	1,317	(6)	(11)
	Call - OTC USD versus BRL			5.800	12/10/2025	1,317	(15)	(7)
	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	312	0	0
MBC	Call - OTC USD versus HKD			7.850	08/14/2026	1,147	(1)	(1)
	Call - OTC USD versus HKD			7.850	08/24/2026	597	0	0
MYI	Put - OTC USD versus BRL		BRL	5.220	11/07/2025	1,800	(6)	(6)
	Call - OTC USD versus BRL			5.770	11/07/2025	1,800	(21)	(4)

							$(65)	$(38)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	600	$(2)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	1,300	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	1,900	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	1,300	(4)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	1,900	(5)	(8)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	500	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	1,900	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	1,900	(5)	(6)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	1,100	(3)	0

							$(39)	$(23)

Total Written Options							$(104)	$(61)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.219%	$700	$(23)	$1	$0	$(22)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	N/A	1,700	(61)	(1)	0	(62)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.248	400	(16)	2	0	(14)

$(100)	$2	$0	$(98)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$1,353	$0	$18	$18	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Maturity	12/17/2026	JPY	2,370,000	$16,007	$33	$15	$16,002	$(15,954)
GLM	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Maturity	09/16/2031	1,680,000	11,429	13	10	11,426	(11,403)
GST	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Maturity	10/15/2026	3,973,600	25,102	(321)	34	25,093	(25,380)

$(275)	$59	$52,521	$(52,737)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	168,700	$(55)	$(145)	$0	$(200)
CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	89,600	0	(106)	0	(106)
SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	19,600	9	(32)	0	(23)

$(46)	$(283)	$0	$(329)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	37,361	1.213%	Maturity	12/22/2025	$12,120	$0	$(597)	$0	$(597)

Total Swap Agreements	$(421)	$(801)	$52,539	$(53,761)

(l)

Securities with an aggregate market value of $1,433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$128	$0	$128
Australia
Corporate Bonds & Notes	0	5,095	0	5,095
Sovereign Issues	0	11,149	0	11,149
Belgium
Corporate Bonds & Notes	0	827	0	827
Bulgaria
Sovereign Issues	0	1,830	0	1,830
Canada
Corporate Bonds & Notes	0	7,889	0	7,889
Non-Agency Mortgage-Backed Securities	0	845	0	845
Sovereign Issues	0	27,066	0	27,066
Cayman Islands
Asset-Backed Securities	0	19,952	0	19,952
Corporate Bonds & Notes	0	1,131	0	1,131
Sovereign Issues	0	413	0	413
Chile
Sovereign Issues	0	615	0	615
China
Sovereign Issues	0	24,261	0	24,261
Denmark
Corporate Bonds & Notes	0	1,051	0	1,051
France
Corporate Bonds & Notes	0	3,949	0	3,949
Sovereign Issues	0	24,898	0	24,898
Germany
Corporate Bonds & Notes	0	1,503	0	1,503
Sovereign Issues	0	1,852	0	1,852
Hungary
Sovereign Issues	0	322	0	322
Ireland
Asset-Backed Securities	0	16,293	1,291	17,584
Corporate Bonds & Notes	0	1,168	0	1,168
Israel
Sovereign Issues	0	1,625	0	1,625
Italy
Corporate Bonds & Notes	0	1,869	0	1,869
Sovereign Issues	0	12,122	0	12,122
Japan
Corporate Bonds & Notes	0	3,555	0	3,555
Sovereign Issues	0	40,890	0	40,890
Jersey, Channel Islands
Asset-Backed Securities	0	367	0	367
Kuwait
Sovereign Issues	2,900	0	0	2,900
Luxembourg
Sovereign Issues	0	3,047	0	3,047
Malaysia
Corporate Bonds & Notes	0	636	0	636
Sovereign Issues	0	8,874	0	8,874
Mexico
Sovereign Issues	0	417	0	417
Multinational
Corporate Bonds & Notes	0	229	0	229
Netherlands
Corporate Bonds & Notes	0	3,644	0	3,644
New Zealand
Corporate Bonds & Notes	0	1,910	0	1,910
Sovereign Issues	0	208	0	208
Peru
Corporate Bonds & Notes	0	590	0	590
Sovereign Issues	0	7,083	0	7,083
Poland
Sovereign Issues	0	2,156	0	2,156
Qatar
Corporate Bonds & Notes	0	270	0	270
Romania
Sovereign Issues	0	6,876	0	6,876
Saudi Arabia
Corporate Bonds & Notes	0	320	0	320
Sovereign Issues	0	10,446	0	10,446
Serbia
Sovereign Issues	0	1,189	0	1,189
Singapore
Sovereign Issues	0	2,811	0	2,811
South Africa
Sovereign Issues	0	8,678	0	8,678
South Korea
Sovereign Issues	0	11,396	0	11,396
Spain
Corporate Bonds & Notes	0	818	0	818
Sovereign Issues	0	24,354	0	24,354
Supranational
Sovereign Issues	0	3,835	0	3,835

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Switzerland
Corporate Bonds & Notes	0	4,829	0	4,829
Thailand
Sovereign Issues	0	6,696	0	6,696
United Arab Emirates
Corporate Bonds & Notes	0	834	0	834
Sovereign Issues	0	1,781	0	1,781
United Kingdom
Asset-Backed Securities	0	1,348	0	1,348
Corporate Bonds & Notes	0	17,727	0	17,727
Non-Agency Mortgage-Backed Securities	0	4,367	0	4,367
Sovereign Issues	0	9,401	0	9,401
United States
Asset-Backed Securities	0	16,484	0	16,484
Corporate Bonds & Notes	0	35,738	5,400	41,138
Loan Participations and Assignments	0	1,699	0	1,699
Municipal Bonds & Notes	0	865	0	865
Non-Agency Mortgage-Backed Securities	0	31,151	0	31,151
U.S. Government Agencies	0	246,982	0	246,982
U.S. Treasury Obligations	0	44,678	0	44,678
Short-Term Instruments
Commercial Paper	0	4,342	0	4,342
Repurchase Agreements	0	1,001	0	1,001
Nigeria Treasury Bills	0	1,512	0	1,512
South Africa Treasury Bills	0	271	0	271

$2,900	$744,158	$6,691	$753,749
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$949	$0	$0	$949

Total Investments	$3,849	$744,158	$6,691	$754,698

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(978)	0	(978)
United States
U.S. Government Agencies	0	(72,297)	0	(72,297)

$0	$(73,275)	$0	$(73,275)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	340	803	0	1,143
Over the counter	0	55,569	18	55,587

$340	$56,372	$18	$56,730
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(422)	(430)	0	(852)
Over the counter	(62)	(56,380)	0	(56,442)

$(484)	$(56,810)	$0	$(57,294)

Total Financial Derivative Instruments	$(144)	$(438)	$18	$(564)

Totals	$3,705	$670,445	$6,709	$680,859

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Ireland
Asset-Backed Securities	$0	$1,287	$0	$0	$0	$4	$0	$0	$1,291	$4
United States
Corporate Bonds & Notes	0	5,400	0	0	0	0	0	0	5,400	0

$0	$6,687	$0	$0	$0	$4	$0	$0	$6,691	$4
Financial Derivative Instruments- Assets
Over the counter	$0	$5	$0	$0	$0	$13	$0	$0	$18	$13

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2025 (Unaudited)

Totals	$0	$6,692	$0	$0	$0	$17	$0	$0	$6,709	$17

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Asset-Backed Securities		$1,291	Recent Transaction			Purchase Price			100.000	—
United States
Corporate Bonds & Notes		5,400	Recent Transaction			Purchase Price			100.000	—
Financial Derivative Instruments- Assets
Over the counter		18	Indicative Market Quotation			Broker Quote			0.939	—

Total		$6,709

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,013	$244,254	$(244,300)	$(18)	$0	$949	$155	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht
DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand
HKD	Hong Kong Dollar	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	TSFR3M	Term SOFR 3-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
CPI	Consumer Price Index	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Oat	Obligations Assimilables du Trésor	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$6	$3
4.125% due 07/09/2035 þ		5	2

Total Argentina (Cost $6)			5

AUSTRALIA 3.2%
SOVEREIGN ISSUES 3.2%
Australian Capital Territory 4.750% due 10/23/2030	AUD	200	136
New South Wales Treasury Corp. 1.750% due 03/20/2034		300	157
Queensland Treasury Corp. 2.000% due 08/22/2033		18	10
Treasury Corp. of Victoria
2.250% due 09/15/2033		500	278
2.250% due 11/20/2034		380	203

Total Australia (Cost $752)			784

BRAZIL 2.0%
SOVEREIGN ISSUES 2.0%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	2,800	491

Total Brazil (Cost $484)			491

BULGARIA 0.7%
SOVEREIGN ISSUES 0.7%
Bulgaria Government International Bonds 3.375% due 07/18/2035	EUR	150	173

Total Bulgaria (Cost $171)			173

CANADA 7.0%
CORPORATE BONDS & NOTES 2.1%
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$200	207
Royal Bank of Canada 4.696% due 08/06/2031 •		100	101
Toronto-Dominion Bank
4.814% due 07/16/2027		100	102
5.298% due 01/30/2032		100	105

			515

SOVEREIGN ISSUES 4.9%
Province of British Columbia 4.150% due 06/18/2034	CAD	100	75
Province of Ontario 3.650% due 06/02/2033		600	440
Province of Quebec
3.600% due 09/01/2033		400	292
4.450% due 09/01/2034		400	306

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

PSP Capital, Inc. 4.500% due 09/05/2031	AUD	100	66

			1,179

Total Canada (Cost $1,647)			1,694

CAYMAN ISLANDS 2.3%
ASSET-BACKED SECURITIES 2.3%
Arbor Realty Commercial Real Estate Notes Ltd. 5.822% due 01/15/2037 •		$49	50
BDS Ltd. 5.600% due 12/16/2036 •		46	46
BRSP Ltd. 5.398% due 08/19/2038 •		37	36
GPMT Ltd. 5.600% due 12/15/2036 •		58	57
LoanCore Issuer Ltd.
5.565% due 11/15/2038 •		26	26
5.931% due 01/17/2037 •		62	63
MF1 Ltd.
5.330% due 10/16/2036 •		34	33
5.350% due 07/16/2036 •		5	5
Starwood Ltd.
5.450% due 04/18/2038 •		45	45
5.722% due 11/15/2038 •		53	53
TCI-Symphony CLO Ltd. 5.602% due 10/13/2032 •		52	52
TRTX Issuer Ltd. 5.793% due 02/15/2039 •		81	82

Total Cayman Islands (Cost $549)			548

CHINA 6.5%
SOVEREIGN ISSUES 6.5%
China Government Bonds
1.650% due 05/15/2035	CNY	3,800	526
1.920% due 01/15/2055		800	105
2.040% due 11/25/2034		3,900	558
2.190% due 09/25/2054		1,500	208
3.190% due 04/15/2053		1,000	167

Total China (Cost $1,584)			1,564

DENMARK 3.5%
CORPORATE BONDS & NOTES 3.5%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	2	0
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		90	12
Realkredit Danmark AS
1.000% due 01/01/2026		5,200	816
1.500% due 10/01/2053		180	23

Total Denmark (Cost $856)			851

FRANCE 5.0%
CORPORATE BONDS & NOTES 0.7%
BNP Paribas SA 5.786% due 01/13/2033 •		$150	158

SOVEREIGN ISSUES 4.3%
French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	250	283
0.750% due 05/25/2052		200	105
2.750% due 10/25/2027		150	178
2.750% due 02/25/2030		400	472

			1,038

Total France (Cost $1,108)			1,196

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG 1.750% due 11/19/2030 •	EUR	100	111

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Total Germany (Cost $124)			111

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.4%
Man GLG Euro CLO V DAC 2.704% due 12/15/2031 •	EUR	74	87

Total Ireland (Cost $89)			87

ISRAEL 0.9%
SOVEREIGN ISSUES 0.9%
Israel Government International Bonds 6.500% due 11/06/2031		$200	218

Total Israel (Cost $212)			218

ITALY 4.8%
SOVEREIGN ISSUES 4.8%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	202
Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	600	703
3.250% due 11/15/2032		100	118
Republic of Italy Government International Bonds 6.000% due 08/04/2028	GBP	100	139

Total Italy (Cost $1,169)			1,162

JAPAN 7.6%
SOVEREIGN ISSUES 7.6%
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	30,566	210
Japan Government Five Year Bonds 0.400% due 06/20/2029		20,000	132
Japan Government Forty Year Bonds 2.200% due 03/20/2064		59,500	308
Japan Government Thirty Year Bonds
0.300% due 06/20/2046		26,100	111
0.400% due 09/20/2049		70,000	273
0.700% due 12/20/2048		12,750	56
1.400% due 09/20/2045		4,250	23
1.800% due 09/20/2053		7,800	40
1.800% due 03/20/2054		6,200	32
2.200% due 06/20/2054		18,900	107
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		25,000	131
1.800% due 09/20/2044		10,000	60
1.900% due 06/20/2044		21,800	134
2.000% due 12/20/2044		8,000	50
2.400% due 03/20/2045		15,900	105
Japan Government Two Year Bonds 0.100% due 01/01/2026		10,000	68

Total Japan (Cost $2,197)			1,840

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Bonds 4.136% due 10/09/2030 (b)		$200	200

Total Kuwait (Cost $200)			200

LUXEMBOURG 1.3%
SOVEREIGN ISSUES 1.3%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$300	305

Total Luxembourg (Cost $299)			305

MALAYSIA 1.2%
SOVEREIGN ISSUES 1.2%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	200	46

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

3.519% due 04/20/2028		740	177
3.582% due 07/15/2032		50	12
Malaysia Government Investment Issue 4.193% due 10/07/2032		260	65

Total Malaysia (Cost $273)			300

PERU 1.5%
SOVEREIGN ISSUES 1.5%
Peru Government Bonds
6.850% due 08/12/2035	PEN	200	61
7.300% due 08/12/2033		500	161
Peru Government International Bonds 6.950% due 08/12/2031		480	153

Total Peru (Cost $341)			375

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$50	52
5.375% due 02/12/2035		26	27

Total Poland (Cost $76)			79

ROMANIA 1.6%
SOVEREIGN ISSUES 1.6%
Romania Government International Bonds
5.250% due 03/10/2030	EUR	50	60
5.250% due 05/30/2032		90	106
6.375% due 09/18/2033		172	212

Total Romania (Cost $356)			378

SAUDI ARABIA 3.4%
SOVEREIGN ISSUES 3.4%
Saudi Government International Bonds
3.375% due 03/05/2032	EUR	100	119
4.750% due 01/16/2030		$200	205
5.000% due 01/16/2034		290	297
5.125% due 01/13/2028		200	204

Total Saudi Arabia (Cost $795)			825

SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia International Bonds 1.000% due 09/23/2028	EUR	100	109

Total Serbia (Cost $117)			109

SINGAPORE 0.3%
SOVEREIGN ISSUES 0.3%
Singapore Government Bonds 3.250% due 06/01/2054	SGD	80	78

Total Singapore (Cost $59)			78

SOUTH AFRICA 2.2%
SOVEREIGN ISSUES 2.2%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	300	14
8.000% due 01/31/2030		1,100	64
8.750% due 02/28/2048		400	20
8.875% due 02/28/2035		7,600	432

Total South Africa (Cost $512)			530

SPAIN 6.3%
CORPORATE BONDS & NOTES 0.5%
CaixaBank SA 5.375% due 11/14/2030 •	EUR	100	128

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

SOVEREIGN ISSUES 5.8%
Spain Government Bonds
0.000% due 01/31/2028 (d)		150	168
2.400% due 05/31/2028		150	177
3.150% due 04/30/2035		230	269
3.200% due 10/31/2035		175	204
3.450% due 10/31/2034		480	577

			1,395

Total Spain (Cost $1,459)			1,523

SUPRANATIONAL 1.0%
SOVEREIGN ISSUES 1.0%
European Union 3.750% due 10/12/2045	EUR	200	232

Total Supranational (Cost $233)			232

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
UBS Group AG 7.750% due 03/01/2029 •	EUR	100	131

Total Switzerland (Cost $111)			131

THAILAND 1.6%
SOVEREIGN ISSUES 1.6%
Thailand Government Bonds
2.410% due 03/17/2035	THB	650	22
2.500% due 11/17/2029		6,580	214
3.775% due 06/25/2032		4,400	157

Total Thailand (Cost $367)			393

UNITED KINGDOM 4.6%
CORPORATE BONDS & NOTES 2.0%
Barclays PLC 4.506% due 01/31/2033 •	EUR	100	124
HSBC Holdings PLC 4.787% due 03/10/2032 •		100	126
Lloyds Banking Group PLC 3.875% due 05/14/2032 •		100	121
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032		100	121

			492

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Mansard Mortgages PLC 4.755% due 12/15/2049 •	GBP	19	25
Newgate Funding PLC 5.105% due 12/15/2050 •		67	88
RMAC Securities No. 1 PLC
2.179% due 06/12/2044 •	EUR	40	47
4.275% due 06/12/2044 •	GBP	47	62

			222

SOVEREIGN ISSUES 1.7%
U.K. Gilts
1.250% due 07/31/2051		80	45
3.250% due 01/22/2044		150	152
4.375% due 07/31/2054		130	147
5.375% due 01/31/2056		50	66

			410

Total United Kingdom (Cost $1,197)			1,124

UNITED STATES 77.0%
ASSET-BACKED SECURITIES 2.8%
Citigroup Mortgage Loan Trust, Inc. 4.662% due 06/25/2037 •		$51	51
Countrywide Asset-Backed Certificates 4.752% due 04/25/2037 •		24	21

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •		11	10
4.712% due 06/25/2047 •		130	126
4.932% due 08/25/2035 •		34	33
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.902% due 02/25/2036 •		79	74
PRET LLC 5.843% due 09/25/2051 þ		53	54
Renaissance Home Equity Loan Trust 6.822% due 12/25/2032 •		15	13
Saxon Asset Securities Trust 6.022% due 12/25/2037 •		43	38
SG Mortgage Securities Trust 4.572% due 10/25/2036 •		76	72
SMB Private Education Loan Trust
1.290% due 07/15/2053		23	22
5.822% due 02/16/2055 •		51	51
Structured Asset Investment Loan Trust 5.997% due 10/25/2034 •		116	118
Terwin Mortgage Trust 5.212% due 11/25/2033 •		1	1

			684

CORPORATE BONDS & NOTES 9.8%
Bank of America Corp.
1.898% due 07/23/2031 •		100	89
4.979% due 01/24/2029 •		50	51
5.511% due 01/24/2036 •		108	113
Broadcom, Inc. 3.137% due 11/15/2035		50	43
Citigroup, Inc. 5.449% due 06/11/2035 •		100	104
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		100	101
5.536% due 01/28/2036 •		70	73
5.727% due 04/25/2030 •		100	105
JPMorgan Chase & Co.
5.102% (SOFRRATE + 0.800%) due 01/24/2029 ~		50	50
5.140% due 01/24/2031 •		100	103
5.336% due 01/23/2035 •		100	104
Kraft Heinz Foods Co. 3.500% due 03/15/2029	EUR	150	179
Marriott International, Inc. 5.500% due 04/15/2037		$60	61
Morgan Stanley
3.790% due 03/21/2030 •	EUR	100	121
5.173% due 01/16/2030 •		$100	103
5.587% due 01/18/2036 •		120	126
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		100	96
Oracle Corp. 5.500% due 08/03/2035		70	72
PNC Financial Services Group, Inc. 5.575% due 01/29/2036 •		100	104
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		100	101
T-Mobile USA, Inc. 5.150% due 04/15/2034		75	77
UnitedHealth Group, Inc. 5.000% due 04/15/2034		75	76
Wells Fargo & Co.
4.078% due 09/15/2029 •		100	100
5.211% due 12/03/2035 •		120	123
5.244% due 01/24/2031 •		50	52
5.557% due 07/25/2034 •		50	52

			2,379

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 6.541% (TSFR3M + 2.250%) due 12/15/2031 ~		91	91

MUNICIPAL BONDS & NOTES 0.2%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		44	46

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Angel Oak Mortgage Trust 4.846% due 07/25/2062 þ		100	100
Bear Stearns ALT-A Trust 4.475% due 11/25/2036 ~		47	24
BIG Commercial Mortgage Trust 5.492% due 02/15/2039 •		80	80

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Chase Mortgage Finance Trust 4.933% due 07/25/2037 ~	1	1
CHL Mortgage Pass-Through Trust 6.500% due 11/25/2047	46	22
Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~	76	66
Countrywide Alternative Loan Trust 4.972% due 05/25/2036 •	173	70
Countrywide Alternative Loan Trust Resecuritization 6.000% due 08/25/2037 ~	105	48
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.652% due 08/25/2047 •	68	59
DROP Mortgage Trust 5.414% due 10/15/2043 •	100	97
Extended Stay America Trust 5.344% due 07/15/2038 •	84	84
First Horizon Mortgage Pass-Through Trust 5.186% due 05/25/2037 ~	9	4
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	82	71
GSR Mortgage Loan Trust 4.977% due 11/25/2035 ~	7	7
HarborView Mortgage Loan Trust 4.808% due 02/19/2036 •	113	49
Impac CMB Trust 4.992% due 10/25/2034 •	3	3
IndyMac INDX Mortgage Loan Trust 4.752% due 07/25/2035 •	7	6
JP Morgan Alternative Loan Trust 5.533% due 12/25/2035 ~	22	15
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	145	126
3.000% due 03/25/2052 ~	79	69
3.000% due 05/25/2052 ~	145	126
5.466% due 02/25/2036 ~	4	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.125% due 08/15/2032 •	4	4
Merrill Lynch Mortgage Investors Trust 5.457% due 02/25/2035 ~	2	2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	29	28
2.750% due 11/25/2059 ~	31	30
Structured Asset Securities Corp. 4.552% due 01/25/2036 •	10	8
Thornburg Mortgage Securities Trust 5.583% due 06/25/2047 •	2	1
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	23	22
2.900% due 10/25/2059 ~	83	80
5.272% due 05/25/2058 •	12	12
WaMu Mortgage Pass-Through Certificates Trust
4.159% due 09/25/2036 ~	5	4
4.961% due 03/25/2035 ~	11	11
6.187% due 03/25/2034 ~	13	13

		1,345

U.S. GOVERNMENT AGENCIES 59.0%
Federal Home Loan Mortgage Corp.
2.500% due 01/01/2052	81	68
3.500% due 10/01/2039	6	6
Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	9	1
4.810% due 01/15/2038 •	9	9
5.087% due 12/15/2037 •	1	1
5.145% due 03/15/2050 •	418	412
5.336% due 08/25/2055 •	98	99
Federal National Mortgage Association
3.000% due 04/01/2027 - 10/01/2049	83	76
3.500% due 07/01/2050 - 01/01/2059	65	59
4.000% due 06/01/2050	24	23
4.500% due 08/01/2052	92	90
Government National Mortgage Association
3.000% due 04/20/2052	135	121
3.500% due 09/20/2052 - 10/20/2054	1,270	1,160
Government National Mortgage Association, TBA
2.500% due 11/01/2055	100	86
3.000% due 11/01/2055	1,015	906
6.500% due 11/01/2055	600	616
Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055	4,000	3,965
6.000% due 11/01/2055	1,880	1,920

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

6.500% due 11/01/2055		4,520	4,674

			14,292

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
2.375% due 11/15/2049		175	114
4.125% due 08/15/2044		250	232
4.500% due 11/15/2054		500	482
4.625% due 02/15/2055		544	535
U.S. Treasury Inflation Protected Securities(f)
2.500% due 01/15/2029 (j)		150	157
3.375% due 04/15/2032		182	204
0.500% due 01/15/2028		249	246
1.375% due 07/15/2033		34	34
2.125% due 01/15/2035		113	116
2.375% due 10/15/2028		105	110
U.S. Treasury Notes
3.500% due 02/15/2033		63	61

			2,291

Total United States (Cost $21,313)			18,748

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.7%
REPURCHASE AGREEMENTS (g) 0.8%			200

JAPAN TREASURY BILLS 9.5%
0.426% due 10/06/2025 (d)(e)	JPY	340,000	2,299

NIGERIA TREASURY BILLS 0.3%
27.304% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	106,426	66

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (d)(e)	ZAR	300	17

Total Short-Term Instruments (Cost $2,629)			2,582

Total Investments in Securities (Cost $41,285)			41,016

		SHARES
INVESTMENTS IN AFFILIATES 10.6%
SHORT-TERM INSTRUMENTS 10.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.6%
PIMCO Short-Term Floating NAV Portfolio III		263,506	2,566

Total Short-Term Instruments (Cost $2,566)			2,566

Total Investments in Affiliates (Cost $2,566)			2,566

Total Investments 180.1% (Cost $43,851)			$43,582
Financial Derivative Instruments(h)(i)(0.1)%(Cost or Premiums, net $32)			(25)
Other Assets and Liabilities, net (80.0)%			(19,353)

Net Assets 100.0%			$24,204

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Coupon represents a yield to maturity.
(f)									Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.980%	07/10/2025	TBD(2)	EUR	85	France Government International Bonds 3.000% due 06/25/2049			$(85)	$100	$101
MEI	1.960	07/11/2025	TBD(2)		85	France Government International Bonds 3.000% due 06/25/2049			(83)	100	100

Total Repurchase Agreements									$(168)	$200	$201

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

France (0.8)%
Sovereign Issues (0.8)%
French Republic Government Bonds OAT						3.000%	06/25/2049	EUR	200	(200)	(196)

	Total France									(200)	(196)

United States (5.6)%
U.S. Government Agencies (5.6)%
Uniform Mortgage-Backed Security, TBA						2.000%	10/01/2040		$600	(556)	(552)
Uniform Mortgage-Backed Security, TBA						2.500	10/01/2055		250	(206)	(211)
Uniform Mortgage-Backed Security, TBA						3.000	11/01/2055		400	(352)	(351)
Uniform Mortgage-Backed Security, TBA						3.500	11/01/2055		100	(92)	(91)
Uniform Mortgage-Backed Security, TBA						4.000	11/01/2055		60	(56)	(56)
Uniform Mortgage-Backed Security, TBA						4.500	10/01/2055		100	(95)	(97)

	Total United States									(1,357)	(1,358)

Total Short Sales (6.4)%										$(1,557)	$(1,554)

(1)									Includes accrued interest.
(2)									Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(533) at a weighted average interest rate of 4.430%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	1	1	0	(1)

$0	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	1	1	(1)	0

$(1)	$0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2025	13	$1,144	$24	$5	$0
Euro-BTP Future December Futures	12/2025	18	2,533	23	8	0
Euro-Buxl 30-Year Bond December Futures	12/2025	1	134	3	1	0
Long Guilt December Futures	12/2025	11	1,344	5	6	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	10	1,092	4	1	0
U.S. Treasury 10-Year Note December Futures	12/2025	5	563	3	0	1
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	12	1,381	16	0	(1)

$78	$21	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2025	4	$(283)	$1	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2025	21	(1,575)	3	0	(11)
Canada Government 5-Year Bond December Futures	12/2025	1	(83)	(1)	0	0
Euro-Bobl December Futures	12/2025	12	(1,660)	(1)	0	(2)
Euro-Bund December Futures	12/2025	5	(755)	(4)	0	(2)
Euro-Oat December Futures	12/2025	6	(855)	(8)	0	(2)
Euro-Schatz December Futures	12/2025	8	(1,005)	1	0	0
Japan Government 10-Year Bond December Futures	12/2025	3	(2,755)	26	2	(2)
U.S. Treasury 2-Year Note December Futures	12/2025	8	(1,667)	(3)	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	3	(360)	(11)	2	0

$3	$4	$(21)

Total Futures Contracts	$81	$25	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	200	$1	$(1)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 10-Year Index	(1.000)%	Quarterly	06/20/2035	$900	$(3)	$(6)	$(9)	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

CDX.IG-45 10-Year Index	(1.000)		Quarterly	12/20/2035		200	(1)	0	(1)	0	0

							$(4)	$(6)	$(10)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%		Quarterly	12/20/2030		$3,600	$80	$3	$83	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	700	$(2)	$(13)	$(15)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		450	3	0	3	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		1,800	9	4	13	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		300	(2)	0	(2)	1	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		1,300	2	(10)	(8)	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		100	2	0	2	0	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		400	3	6	9	0	(1)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	220	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/18/2026	JPY	180,000	(2)	(5)	(7)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027		90,000	(1)	1	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		70,000	(1)	(1)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		25,470	1	2	3	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		44,000	(2)	(3)	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		100,000	3	(9)	(6)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	(3)	(11)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		140,000	(3)	(11)	(14)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(8)	(14)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(3)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		12,000	0	(3)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		90,000	6	(27)	(21)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		219,900	(7)	(27)	(34)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		50,000	(21)	(37)	(58)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		20,000	4	2	6	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	1,700	(6)	7	1	0	(3)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035	80	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	3,707	13	(10)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026	200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	430	6	(6)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	700	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	200	1	11	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	3,550	12	(1)	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	4,710	(92)	23	(69)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027	1,200	0	0	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	1,250	7	1	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029	700	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	600	0	(8)	(8)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	1,609	(2)	4	2	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	1,132	(7)	7	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	200	10	(5)	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	100	1	0	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	940	(16)	0	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	200	5	(7)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	25	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	275	19	(9)	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	(2)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035	721	(7)	2	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	100	5	(1)	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	400	(8)	5	(3)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	1,160	(8)	(1)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	25	7	2	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	100	0	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		60	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.892	Annual	02/15/2055		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		85	11	0	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		49	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		35	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		550	46	(4)	42	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		43	0	(1)	(1)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		300	(10)	1	(9)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	7	2	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	17,300	5	(20)	(15)	2	0
Pay(6)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	965,780	7	(10)	(3)	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	1,400	0	3	3	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	1	(5)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		3,240	(17)	(23)	(40)	5	0
Pay(6)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		400	0	1	1	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		100	0	2	2	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		680	15	(5)	10	2	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		300	2	(2)	0	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		400	6	0	6	2	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,020	9	24	33	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(3)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		1,400	(5)	(2)	(7)	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		100	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		200	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		400	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		600	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		400	1	5	6	1	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		3,800	16	(5)	11	6	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		730	(13)	3	(10)	0	(2)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	1	1	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	1,620	(6)	8	2	5	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	280	3	(21)	(18)	1	0
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055	500	10	26	36	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	315	4	2	6	3	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	200	(1)	2	1	0	0
Pay	CAONREPO	3.898	Annual	06/19/2026	300	0	3	3	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026	600	0	6	6	0	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026	1,025	11	1	12	0	0
Pay	CAONREPO	2.750	Semi-Annual	09/17/2027	480	1	2	3	0	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	400	(1)	5	4	1	0
Pay	CAONREPO	2.500	Semi-Annual	03/19/2030	100	(1)	1	0	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	100	(2)	(2)	(4)	0	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	100	1	(2)	(1)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033	600	0	(14)	(14)	0	(1)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033	100	0	(4)	(4)	0	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033	200	0	(1)	(1)	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	200	2	(10)	(8)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	12/20/2033	200	2	(7)	(5)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	09/17/2035	270	1	(3)	(2)	0	(1)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046	150	(30)	5	(25)	0	0
Pay	CAONREPO	3.250	Semi-Annual	12/18/2054	75	3	(2)	1	1	0
Pay	CAONREPO	3.000	Semi-Annual	09/17/2055	70	(3)	1	(2)	1	0

$(29)	$(172)	$(201)	$45	$(25)

Total Swap Agreements	$48	$(176)	$(128)	$45	$(25)

Cash of $983 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	CAD	167	$120	$0	$0
10/2025	NZD	52	30	0	0
10/2025	$8,427	EUR	7,225	56	0
11/2025	120	CAD	167	0	0
11/2025	30	NZD	52	0	0
BOA	10/2025	CNH	179	$25	0	0
10/2025	JPY	8,430	56	0	(1)
10/2025	NZD	36	21	0	0
10/2025	TRY	159	4	0	0
10/2025	$10	ILS	34	0	0
10/2025	27	INR	2,383	0	0
10/2025	20	KRW	27,786	0	0
10/2025	39	RON	167	0	0
11/2025	10	ILS	33	0	0
11/2025	50	JPY	7,502	1	0
11/2025	21	NZD	36	0	0
11/2025	ZAR	3,284	$188	0	(1)
12/2025	$1	TRY	67	0	0
03/2026	CZK	73	EUR	3	0	0
03/2026	EUR	8	CZK	196	0	0
BPS	10/2025	BRL	2,793	$460	0	(65)
10/2025	EUR	21	RON	107	0	0
10/2025	126	$149	1	0
10/2025	IDR	2,156,779	130	1	0
10/2025	INR	2,444	28	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

	10/2025	JPY	8,722		59	0	0
	10/2025	NZD	36		21	0	0
	10/2025	TRY	606		14	0	0
	10/2025	TWD	3,777		126	2	0
	10/2025		$522	BRL	2,793	3	0
	10/2025		420	CNH	2,991	0	0
	10/2025		22	CNY	160	0	0
	10/2025		200	IDR	3,295,500	0	(2)
	10/2025		152	KRW	209,929	0	(2)
	10/2025		92	PLN	334	0	0
	10/2025		17	TWD	504	0	0
	11/2025	IDR	334,227		$20	0	0
	11/2025	INR	1,780		20	0	0
	11/2025	KRW	14,018		10	0	0
	11/2025		$125	CNY	886	0	0
	11/2025		20	ILS	67	0	0
	11/2025		59	JPY	8,692	0	0
	11/2025		21	NZD	36	0	0
	12/2025	TWD	609		$20	0	0
	12/2025		$41	HUF	13,732	0	0
	12/2025		64	IDR	1,072,462	1	0
	03/2026	CZK	123	EUR	5	0	0
	04/2026	BRL	400		$70	0	(2)
BRC	10/2025	CHF	321		402	0	(1)
	10/2025	GBP	451		609	3	0
	10/2025	JPY	5,300		36	0	0
	10/2025	MYR	74		18	0	0
	10/2025	NOK	5		1	0	0
	10/2025		$71	CAD	98	0	(1)
	10/2025		463	CHF	371	4	0
	10/2025		32	EUR	27	0	0
	10/2025		68	PLN	248	0	0
	10/2025		114	TRY	4,897	3	0
	11/2025		402	CHF	320	1	0
	11/2025		609	GBP	451	0	(3)
	11/2025		1	NOK	5	0	0
	11/2025		232	TRY	10,140	2	0
	11/2025	ZAR	337		$19	0	0
	12/2025	MYR	197		47	0	0
	12/2025		$69	MYR	290	0	0
	12/2025		26	TRY	1,176	1	0
	01/2026	DKK	400		$57	0	(6)
	01/2026	EUR	33	RON	171	0	0
BSH	10/2025	BRL	700		$132	0	0
	10/2025	NZD	11		6	0	0
	10/2025		$129	BRL	700	3	0
	11/2025	PEN	435		$118	0	(7)
	11/2025		$6	NZD	11	0	0
	12/2025		181	PEN	645	4	0
	01/2026	PEN	657		$185	0	(4)
	01/2026		$19	PEN	68	0	0
	04/2026	BRL	700		$123	0	(3)
CBK	10/2025	AUD	20		13	0	0
	10/2025	BRL	5,782		1,087	1	0
	10/2025	CNY	523		74	0	0
	10/2025	EUR	73		86	0	0
	10/2025	IDR	1,585,394		95	1	0
	10/2025	INR	3,105		35	0	0
	10/2025	NOK	519		52	0	0
	10/2025	PEN	141		40	0	0
	10/2025	SGD	571		446	3	0
	10/2025	THB	1,876		58	0	0
	10/2025	TWD	5,325		180	5	0
	10/2025		$1,046	BRL	5,782	40	0
	10/2025		48	CNH	341	0	0
	10/2025		132	CNY	939	0	0
	10/2025		142	DKK	907	1	0
	10/2025		74	EUR	63	0	0
	10/2025		54	IDR	895,150	0	(1)
	10/2025		115	INR	10,077	0	(1)
	10/2025		93	JPY	13,600	0	(1)
	10/2025		4	NOK	41	0	0
	10/2025		40	SEK	380	0	0
	10/2025		65	TWD	1,972	0	0
	10/2025	ZAR	84		$5	0	0
	11/2025		$45	CNY	317	0	0
	11/2025		50	COP	207,856	3	0
	11/2025		15	ILS	51	0	0
	11/2025		35	INR	3,111	0	0
	11/2025		52	NOK	518	0	0
	11/2025	ZAR	496		$29	0	0
	12/2025	TWD	3,562		117	0	0
	12/2025		$90	CNY	634	0	0
	12/2025		66	IDR	1,107,568	0	0
	12/2025		1	TRY	29	0	0
	01/2026	PEN	238		$67	0	(2)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

	01/2026	TWD	757		25	0	0
	03/2026	HKD	1,093		141	0	0
	03/2026	PEN	195		55	0	(1)
DUB	10/2025	EUR	33	RON	166	0	0
	10/2025	IDR	492,758		$30	1	0
	10/2025	ILS	95		28	0	(1)
	10/2025	INR	5,023		57	0	0
	10/2025		$901	CNH	6,408	0	(2)
	10/2025		60	IDR	977,402	0	(1)
	10/2025		82	INR	7,238	0	(1)
	10/2025		81	KRW	112,165	0	(1)
	10/2025		5	KZT	2,796	0	0
	11/2025	INR	885		$10	0	0
	11/2025		$51	CNY	362	0	0
	11/2025		28	ILS	95	1	0
	11/2025		57	INR	5,033	0	0
	11/2025		9	KZT	5,027	0	0
	11/2025	ZAR	814		$47	0	(1)
	12/2025		$7	EGP	367	0	0
	12/2025		10	KZT	5,315	0	(1)
FAR	10/2025	AUD	517		$335	0	(7)
	10/2025	CHF	57		72	0	0
	10/2025	NZD	25		15	0	0
	10/2025		$366	AUD	561	5	0
	10/2025		393	CNH	2,794	0	(1)
	10/2025		6	CNY	41	0	0
	10/2025		109	INR	9,607	0	(1)
	10/2025		2,390	JPY	351,419	0	(14)
	10/2025		128	PLN	469	1	0
	10/2025		767	SGD	988	0	(1)
	11/2025	AUD	561		$366	0	(5)
	11/2025	SGD	986		767	1	0
	11/2025		$72	CHF	57	0	0
	11/2025		15	NZD	25	0	0
	12/2025		427	MXN	8,098	12	0
GLM	10/2025	BRL	2,991		$492	0	(71)
	10/2025	IDR	1,070,652		64	0	0
	10/2025	ILS	35		10	0	0
	10/2025	MYR	73		17	0	0
	10/2025	RON	168	EUR	33	0	0
	10/2025	SGD	30		$23	0	0
	10/2025		$555	BRL	2,991	7	0
	10/2025		56	CNH	399	0	0
	10/2025		55	IDR	903,311	0	(1)
	10/2025		31	INR	2,738	0	(1)
	10/2025		57	RON	247	0	0
	11/2025	CNH	178		$25	0	0
	11/2025	EUR	17	RON	87	0	0
	11/2025		$22	CNY	154	0	0
	11/2025		41	TRY	1,804	0	0
	11/2025	ZAR	296		$17	0	0
	12/2025	BRL	228		41	0	(1)
	12/2025	MXN	187		10	0	0
	12/2025	MYR	140		33	0	0
	12/2025	TRY	186		4	0	0
	12/2025		$1	EGP	51	0	0
	12/2025		64	IDR	1,063,509	0	0
	01/2026	EUR	33	RON	170	0	0
	01/2026	JPY	10,000		$74	6	0
	04/2026	BRL	1,700		299	0	(7)
IND	10/2025	AUD	24		16	0	0
	10/2025	DKK	987		154	0	(1)
	10/2025	JPY	340,000		2,374	74	0
	11/2025		$154	DKK	984	1	0
JPM	10/2025	BRL	366		$69	0	0
	10/2025	DKK	684		107	0	0
	10/2025	HUF	3,628	EUR	9	0	0
	10/2025	IDR	1,064,130		$64	0	0
	10/2025	KRW	41,546		30	0	0
	10/2025	PEN	18		5	0	0
	10/2025	SGD	43		33	0	0
	10/2025	TRY	159		4	0	0
	10/2025		$67	BRL	366	2	0
	10/2025		125	CAD	173	0	(1)
	10/2025		54	CNH	384	0	0
	10/2025		17	CNY	122	0	0
	10/2025		40	GBP	30	0	0
	10/2025		122	IDR	2,031,154	0	(1)
	10/2025		10	ILS	34	0	0
	10/2025		140	KRW	194,136	0	(2)
	10/2025		4	KZT	2,215	0	0
	10/2025		2	NGN	2,869	0	0
	10/2025		45	PLN	164	1	0
	11/2025	HUF	2,888	EUR	7	0	0
	11/2025		$27	CNY	191	0	0
	11/2025		107	DKK	683	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

	11/2025	ZAR	721		$41	0	(1)
	12/2025	HUF	3,629		11	0	0
	01/2026	DKK	5,225		827	0	0
	06/2026	ZAR	300		17	0	0
MBC	10/2025	CAD	104		75	1	0
	10/2025	CHF	8		10	0	0
	10/2025	CNH	2,528		355	0	0
	10/2025	EUR	4	RON	20	0	0
	10/2025	GBP	653		$880	3	0
	10/2025	IDR	50,670		3	0	0
	10/2025	JPY	4,964		33	0	0
	10/2025	KRW	181,753		130	1	0
	10/2025	NOK	5		1	0	0
	10/2025	SGD	344		268	2	0
	10/2025	THB	4,426		137	1	0
	10/2025		$19	CHF	15	0	0
	10/2025		459	CNH	3,261	0	(1)
	10/2025		336	EUR	284	0	(2)
	10/2025		41	GBP	30	0	(1)
	10/2025		241	KRW	335,859	0	(2)
	10/2025		193	SEK	1,848	4	0
	10/2025		10	THB	324	0	0
	11/2025		333	CNH	2,366	0	0
	11/2025		880	GBP	653	0	(3)
	11/2025		50	JPY	7,390	0	0
	11/2025		1	NOK	5	0	0
	12/2025		1	EGP	62	0	0
	03/2026	HKD	139		$18	0	0
MYI	10/2025	IDR	219,241		13	0	0
	10/2025	JPY	164,902		1,105	0	(11)
	10/2025		$463	CNH	3,292	0	(1)
	10/2025		34	CNY	245	0	0
	10/2025		26	JPY	3,912	0	0
	10/2025		50	PLN	181	0	0
	10/2025		30	TWD	908	0	0
	11/2025		60	CNY	427	0	0
	11/2025		1,105	JPY	164,331	11	0
	12/2025	CZK	252	EUR	10	0	(1)
	12/2025	EUR	18	CZK	433	0	0
	12/2025	MYR	75		$18	0	0
	12/2025	TWD	902		30	0	0
	12/2025		$64	CZK	1,324	0	0
	12/2025		17	THB	549	0	0
	01/2026	DKK	295		$42	0	(4)
	02/2026	CZK	142	EUR	6	0	0
	04/2026	DKK	500		$71	0	(9)
NGF	10/2025		$49	IDR	811,304	0	0
	10/2025		185	KRW	257,137	0	(2)
	11/2025		25	TRY	1,104	0	0
SCX	10/2025	BRL	91		$17	0	0
	10/2025	GBP	227		303	0	(2)
	10/2025	IDR	1,022,107		61	0	0
	10/2025	INR	3,199		36	0	0
	10/2025	JPY	8,972		61	1	0
	10/2025	PEN	220		63	0	(1)
	10/2025	TWD	3,368		113	3	0
	10/2025		$17	BRL	91	0	0
	10/2025		337	CNH	2,394	0	(1)
	10/2025		68	CNY	483	0	0
	10/2025		119	DKK	764	1	0
	10/2025		55	IDR	900,123	0	(1)
	10/2025		150	INR	13,250	0	(1)
	10/2025		76	JPY	11,225	0	0
	10/2025		17	TWD	499	0	0
	11/2025		303	GBP	227	2	0
	11/2025		36	INR	3,205	0	0
	11/2025		0	JPY	36	0	0
	12/2025		17	BRL	92	0	0
	12/2025		32	CNY	224	0	0
	12/2025		15	CZK	305	0	0
	12/2025		61	IDR	1,024,690	0	0
SOG	10/2025	BRL	3,293		$617	0	(2)
	10/2025	EUR	7,400		8,703	15	0
	10/2025	JPY	359,116		2,413	0	(15)
	10/2025	SEK	2,242		237	0	(1)
	10/2025		$619	BRL	3,293	0	(1)
	10/2025		1,247	JPY	183,382	0	(7)
	10/2025		93	NZD	160	0	(1)
	10/2025		53	RON	231	0	0
	11/2025	COP	204,415		$50	0	(2)
	11/2025	EUR	74	RON	381	0	0
	11/2025		$8,720	EUR	7,400	0	(15)
	11/2025		2,413	JPY	357,874	15	0
	11/2025		237	SEK	2,237	1	0
	12/2025	EUR	22	RON	113	0	0
	12/2025		$617	BRL	3,340	2	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

	03/2026		34	CLP	32,571		0	0
SSB	10/2025	TWD	511		$17		0	0
	10/2025		$1,712	GBP	1,270		0	(4)
	10/2025		17	TWD	515		0	0
	11/2025	PEN	61		$17		0	(1)
UAG	10/2025	THB	322		$10		0	0
	10/2025		$22	ILS	72		0	0
	10/2025		50	NOK	506		1	0
	10/2025		50	PLN	181		0	0
	10/2025		10	THB	324		0	0
	10/2025		5	ZAR	84		0	0
	10/2025	ZAR	84		$5		0	0
	11/2025		367		21		0	0
	12/2025	EUR	10	CZK	252		1	0
	12/2025	TRY	141		$3		0	0
	12/2025		$29	HUF	9,752		0	0

Total Forward Foreign Currency Contracts							$317	$(320)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK		CZK	24.200	03/11/2026	22	$0	$0
	Put - OTC EUR versus CZK			24.200	03/12/2026	76	1	1
	Put - OTC EUR versus HUF		HUF	390.000	12/11/2025	36	0	0
	Put - OTC EUR versus HUF			387.000	12/17/2025	40	0	0
	Put - OTC USD versus BRL		BRL	5.470	11/18/2025	60	1	2
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	78	0	0
	Call - OTC USD versus HKD			7.800	08/24/2026	121	0	0
BPS	Put - OTC EUR versus USD			$1.122	10/14/2025	9	1	0
BRC	Put - OTC AUD versus USD			0.623	10/14/2025	17	0	0
	Put - OTC EUR versus USD			1.132	10/10/2025	158	1	0
	Call - OTC USD versus SEK		SEK	10.200	11/26/2025	48	0	0
GLM	Put - OTC AUD versus USD			$0.625	10/08/2025	88	1	0
	Put - OTC EUR versus USD			1.129	10/14/2025	264	1	0
	Put - OTC EUR versus USD			1.100	12/17/2025	6	1	0
	Put - OTC USD versus BRL		BRL	5.475	12/10/2025	84	2	2
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	19	0	0
JPM	Put - OTC EUR versus CZK		CZK	24.200	03/05/2026	69	0	1
	Put - OTC EUR versus HUF		HUF	393.000	11/12/2025	30	0	1
	Put - OTC EUR versus HUF			386.000	12/16/2025	37	0	0
MBC	Put - OTC AUD versus USD			$0.618	10/10/2025	102	0	0
	Put - OTC EUR versus USD			1.098	12/23/2025	6	1	0
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	69	0	0
	Call - OTC USD versus HKD			7.800	08/24/2026	36	0	0
MYI	Put - OTC EUR versus CZK		CZK	24.200	02/10/2026	24	0	0
	Put - OTC EUR versus CZK			24.250	02/13/2026	40	0	0
	Put - OTC EUR versus CZK			24.100	03/13/2026	62	0	0
	Put - OTC EUR versus USD			$1.145	10/08/2025	179	1	0
	Put - OTC EUR versus USD			1.110	11/24/2025	150	1	0
	Put - OTC USD versus BRL		BRL	5.480	11/07/2025	100	2	3
	Call - OTC USD versus SEK		SEK	10.125	10/14/2025	43	0	0

Total Purchased Options							$14	$10

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL		BRL	5.250	11/18/2025	60	$0	$0
	Call - OTC USD versus BRL			5.800	11/18/2025	60	(1)	0
	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	78	0	0
	Call - OTC USD versus HKD			7.850	08/24/2026	121	0	0
GLM	Put - OTC USD versus BRL		BRL	5.275	12/10/2025	84	(1)	(1)
	Call - OTC USD versus BRL			5.800	12/10/2025	84	(1)	(1)
	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	19	0	0
MBC	Call - OTC USD versus HKD			7.850	08/14/2026	69	0	0
	Call - OTC USD versus HKD			7.850	08/24/2026	36	0	0
MYI	Put - OTC USD versus BRL		BRL	5.220	11/07/2025	100	0	0
	Call - OTC USD versus BRL			5.770	11/07/2025	100	(1)	0

							$(4)	$(2)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325%	10/14/2025	100	$(1)	$0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	100	0	(1)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	100	0	0

$(2)	$(2)

Total Written Options	$(6)	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.219%	$100	$(3)	$0	$0	$(3)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	N/A	100	(4)	0	0	(4)

$(7)	$0	$0	$(7)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$59	$0	$1	$1	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$675	JPY	100,000	$1	$1	$675	$(673)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	1,031	163,200	(13)	1	1,030	(1,042)

$(12)	$2	$1,705	$(1,715)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	7,200	$(4)	$(4)	$0	$(8)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	1,603	1.213%	Maturity	12/22/2025	$520	$0	$(26)	$0	$(26)

Total Swap Agreements								$(23)	$(27)	$1,706	$(1,756)

(j)

Securities with an aggregate market value of $27 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆		Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2025

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$5	$0	$5
Australia
Sovereign Issues	0	784	0	784
Brazil
Sovereign Issues	0	491	0	491
Bulgaria
Sovereign Issues	0	173	0	173
Canada
Corporate Bonds & Notes	0	515	0	515
Sovereign Issues	0	1,179	0	1,179
Cayman Islands
Asset-Backed Securities	0	548	0	548
China
Sovereign Issues	0	1,564	0	1,564
Denmark
Corporate Bonds & Notes	0	851	0	851
France
Corporate Bonds & Notes	0	158	0	158
Sovereign Issues	0	1,038	0	1,038
Germany
Corporate Bonds & Notes	0	111	0	111
Ireland
Asset-Backed Securities	0	87	0	87
Israel
Sovereign Issues	0	218	0	218
Italy
Sovereign Issues	0	1,162	0	1,162
Japan
Sovereign Issues	0	1,840	0	1,840
Kuwait
Sovereign Issues	200	0	0	200
Luxembourg
Sovereign Issues	0	305	0	305
Malaysia
Sovereign Issues	0	300	0	300
Peru
Sovereign Issues	0	375	0	375
Poland
Sovereign Issues	0	79	0	79
Romania
Sovereign Issues	0	378	0	378
Saudi Arabia
Sovereign Issues	0	825	0	825
Serbia
Sovereign Issues	0	109	0	109
Singapore
Sovereign Issues	0	78	0	78
South Africa
Sovereign Issues	0	530	0	530
Spain
Corporate Bonds & Notes	0	128	0	128
Sovereign Issues	0	1,395	0	1,395
Supranational
Sovereign Issues	0	232	0	232
Switzerland
Corporate Bonds & Notes	0	131	0	131
Thailand
Sovereign Issues	0	393	0	393
United Kingdom
Corporate Bonds & Notes	0	492	0	492
Non-Agency Mortgage-Backed Securities	0	222	0	222
Sovereign Issues	0	410	0	410
United States
Asset-Backed Securities	0	684	0	684
Corporate Bonds & Notes	0	2,379	0	2,379
Loan Participations and Assignments	0	91	0	91
Municipal Bonds & Notes	0	46	0	46
Non-Agency Mortgage-Backed Securities	0	1,345	0	1,345
U.S. Government Agencies	0	14,292	0	14,292
U.S. Treasury Obligations	0	2,291	0	2,291
Short-Term Instruments
Repurchase Agreements	0	200	0	200
Japan Treasury Bills	0	2,299	0	2,299
Nigeria Treasury Bills	0	66	0	66
South Africa Treasury Bills	0	17	0	17

	$200	$40,816	$0	$41,016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,566	$0	$0	$2,566

Total Investments	$2,766	$40,816	$0	$43,582

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2025 (Unaudited)

France
Sovereign Issues	0	(196)	0	(196)
United States
U.S. Government Agencies	0	(1,358)	0	(1,358)

	$0	$(1,554)	$0	$(1,554)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	48	0	70
Over the counter	0	2,032	1	2,033

	$22	$2,080	$1	$2,103
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(27)	0	(48)
Over the counter	(4)	(2,076)	0	(2,080)

	$(25)	$(2,103)	$0	$(2,128)

Total Financial Derivative Instruments	$(3)	$(23)	$1	$(25)

Totals	$2,763	$39,239	$1	$42,003

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices,indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the SeparateAccount.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts inthousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,053	$23,663	$(22,150)	$0	$0	$2,566	$63	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	TSFR3M	Term SOFR 3-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
DAC	Designated Activity Company

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.2% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$348	$311

Total Corporate Bonds & Notes (Cost $348)		311

U.S. GOVERNMENT AGENCIES 19.7%
Federal Home Loan Mortgage Corp. 7.000% due 12/01/2031	1	2
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.872% due 07/25/2054 ~	1,286	1,224
Federal Home Loan Mortgage Corp. REMICS
0.080% due 12/15/2042 •	248	218
3.000% due 04/15/2053	1,244	1,027
3.500% due 01/15/2048	656	599
4.000% due 06/15/2032 - 09/15/2044	4,034	3,890
4.677% due 10/15/2043 •	691	678
4.887% due 01/15/2033 •	1	1
5.500% due 02/15/2034	73	75
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
3.940% due 03/25/2036 ~	134	129
4.696% due 01/25/2036 ~	110	107
5.353% due 10/25/2044 •	217	200
Federal National Mortgage Association
2.500% due 11/01/2046	102	88
3.580% due 08/01/2030	1,700	1,640
3.600% due 02/01/2040	1,143	1,081
4.000% due 08/01/2048	4	4
6.583% due 01/01/2033 •	2	2
Federal National Mortgage Association REMICS
3.000% due 09/25/2046	2,264	1,734
4.250% due 05/25/2037	109	100
4.523% due 07/25/2037 •	2	2
5.000% due 04/25/2032 - 08/25/2033	98	99
5.500% due 12/25/2035	30	31
6.500% due 07/25/2031	11	11
Government National Mortgage Association REMICS
3.500% due 01/20/2044	643	602
6.000% due 08/20/2033	208	208
Government National Mortgage Association, TBA
4.000% due 11/01/2055	7,300	6,864
4.500% due 11/01/2055	1,700	1,648
Resolution Funding Corp. Interest STRIPS 0.000% due 10/15/2028 (a)	600	537
Tennessee Valley Authority Principal STRIPS 0.000% due 05/01/2030 (b)	800	669
U.S. Small Business Administration 5.290% due 12/01/2027	10	10
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2055 - 11/01/2055	4,800	4,524
4.500% due 10/01/2055	14,500	14,066
5.000% due 11/01/2055	9,100	9,020
6.000% due 10/01/2055 - 11/01/2055	35,100	35,855
6.500% due 10/01/2055	4,100	4,238

Total U.S. Government Agencies (Cost $92,353)		91,183

U.S. TREASURY OBLIGATIONS 130.8%
U.S. Treasury Bonds
1.125% due 05/15/2040	12,820	8,170
1.125% due 08/15/2040 (e)	102,880	64,919
1.375% due 11/15/2040 (e)	21,220	13,853
1.750% due 08/15/2041	3,300	2,240
1.875% due 02/15/2051	2,650	1,514
2.000% due 11/15/2041	7,900	5,551
2.000% due 02/15/2050 (e)	36,908	22,079
2.250% due 05/15/2041 (e)	14,200	10,527
2.250% due 08/15/2049	4,000	2,554
2.250% due 02/15/2052	400	248
2.375% due 02/15/2042	6,500	4,819
2.500% due 02/15/2045	450	323

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2025 (Unaudited)

2.500% due 02/15/2046	3,680	2,599
2.750% due 11/15/2042	5,600	4,339
2.875% due 05/15/2049 (g)	1,550	1,131
2.875% due 05/15/2052	400	286
3.000% due 11/15/2044	540	423
3.000% due 05/15/2045	470	366
3.000% due 11/15/2045	10,100	7,824
3.000% due 08/15/2048 (e)	23,180	17,434
3.000% due 02/15/2049 (e)	65,070	48,735
3.000% due 08/15/2052 (e)	13,900	10,170
3.125% due 11/15/2041 (e)	25,610	21,340
3.125% due 08/15/2044	440	352
3.125% due 05/15/2048	7,330	5,654
3.250% due 05/15/2042	1,000	840
3.375% due 08/15/2042 (e)	11,300	9,632
3.375% due 11/15/2048 (e)	41,200	33,108
3.625% due 08/15/2043	2,400	2,095
3.625% due 05/15/2053 (e)	21,300	17,598
3.875% due 05/15/2043 (e)	15,600	14,135
4.000% due 11/15/2042 (e)	17,400	16,093
4.000% due 11/15/2052 (e)	73,040	64,652
4.125% due 08/15/2044	8,000	7,428
4.375% due 05/15/2041 (e)	9,920	9,751
4.375% due 08/15/2043 (e)	8,800	8,496
4.500% due 11/15/2054	3,000	2,889
4.625% due 05/15/2044	7,500	7,447
4.625% due 11/15/2044 (e)	10,100	10,009
4.625% due 05/15/2054	1,500	1,474
4.625% due 02/15/2055 (e)	14,400	14,159
4.750% due 02/15/2041	2,690	2,760
4.750% due 11/15/2043 (e)	22,710	22,958
4.750% due 02/15/2045 (e)	4,300	4,328
U.S. Treasury Inflation Protected Securities(c)
0.625% due 07/15/2032	7,449	7,053
1.125% due 01/15/2033 (e)	8,437	8,180
1.750% due 01/15/2034 (e)(g)	9,668	9,717
U.S. Treasury Notes
1.500% due 11/30/2028 (g)	5,800	5,432
2.375% due 03/31/2029	7,300	6,996
2.875% due 08/15/2028	100	98
3.250% due 06/30/2029	6,300	6,207
3.625% due 03/31/2030	200	199
3.750% due 05/31/2030	200	200
3.750% due 06/30/2030 (e)	400	400
3.875% due 09/30/2029 (e)	15,900	16,012
4.000% due 05/31/2030 (e)	200	202
4.000% due 06/30/2032	3,200	3,217
4.125% due 10/31/2029	100	102
4.125% due 08/31/2030	200	203
4.125% due 10/31/2031 (e)	200	203
4.375% due 11/30/2030 (e)	500	514
4.625% due 09/30/2028 (e)	200	206
4.625% due 09/30/2030 (e)	300	312
4.875% due 10/31/2030 (e)	300	315
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,262
0.000% due 05/15/2034 (a)	500	349
0.000% due 08/15/2034 (a)	1,270	875
0.000% due 08/15/2035 (a)	25,270	16,540
0.000% due 08/15/2036 (a)	18,000	11,178
0.000% due 11/15/2036 (a)	2,700	1,656
0.000% due 05/15/2041 (a)	10	5
0.000% due 08/15/2041 (a)	20	9
0.000% due 11/15/2041 (a)	260	120
0.000% due 05/15/2042 (a)	320	144
0.000% due 08/15/2042 (a)	80	35
0.000% due 11/15/2042 (a)	20	9

Total U.S. Treasury Obligations (Cost $716,490)		605,252

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Ashford Hospitality Trust 5.223% due 04/15/2035 •	63	63
Atrium Hotel Portfolio Trust 5.378% due 12/15/2036 •	353	347
Bank 4.046% due 03/15/2061 ~	500	497
BBCMS Mortgage Trust 5.015% due 09/15/2058	900	921
Bear Stearns ARM Trust 6.575% due 04/25/2033 ~	4	4
Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,257
5.926% due 03/15/2057	800	837
CHL Mortgage Pass-Through Trust 4.912% due 03/25/2035 •	24	23

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2025 (Unaudited)

COMM Mortgage Trust 3.140% due 10/10/2036	1,700	1,603
Countrywide Alternative Loan Trust 4.692% due 05/25/2035 •	13	12
Credit Suisse First Boston Mortgage Securities Corp. 5.921% due 11/25/2032 ~	1	1
CSMC Trust 5.665% due 07/15/2038 •	865	788
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,068
Extended Stay America Trust 5.344% due 07/15/2038 •	1,096	1,097
HarborView Mortgage Loan Trust 4.688% due 05/19/2035 •	11	11
Hilton USA Trust 3.719% due 11/05/2038	2,100	2,079
Impac CMB Trust 5.251% due 09/25/2034 þ	54	61
JP Morgan Chase Commercial Mortgage Securities Trust 5.648% due 12/15/2031 •	221	220
JP Morgan Mortgage Trust
5.172% due 12/25/2049 •	12	12
6.262% due 07/25/2035 ~	11	11
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	487
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	58	56
2.750% due 11/25/2059 ~	249	240
RALI Trust 6.000% due 06/25/2036	15	12
Sequoia Mortgage Trust 4.950% due 07/20/2033 •	9	9
SFO Commercial Mortgage Trust 5.414% due 05/15/2038 •	1,000	994
Structured Adjustable Rate Mortgage Loan Trust 4.712% due 05/25/2037 •	29	27
Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •	4	4
5.088% due 10/19/2033 •	7	6
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	600	555
VNDO Trust 3.805% due 01/10/2035	1,900	1,880
WaMu Mortgage Pass-Through Certificates Trust
5.153% due 08/25/2046 •	47	43
5.653% due 10/25/2046 •	17	16
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.319% due 05/25/2033 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	203

Total Non-Agency Mortgage-Backed Securities (Cost $18,049)		17,448

ASSET-BACKED SECURITIES 0.6%
AUTOMOBILE SEQUENTIAL 0.2%
Hertz Vehicle Financing LLC 2.330% due 06/26/2028	700	680

HOME EQUITY OTHER 0.1%
Bear Stearns Asset-Backed Securities Trust 5.272% due 11/25/2042 •	8	8
MASTR Asset-Backed Securities Trust 5.097% due 10/25/2034 •	298	291
Merrill Lynch Mortgage Investors Trust 5.202% due 07/25/2035 •	286	287
Renaissance Home Equity Loan Trust 3.434% due 08/25/2033 •	2	2

		588

OTHER ABS 0.3%
Dell Equipment Finance Trust 4.680% due 07/22/2027	1,300	1,307

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2025 (Unaudited)

ECMC Group Student Loan Trust 5.221% due 02/27/2068 •	112	112

		1,419

Total Asset-Backed Securities (Cost $2,706)		2,687

SHORT-TERM INSTRUMENTS 25.2%
REPURCHASE AGREEMENTS (d) 25.2%		116,700

Total Short-Term Instruments (Cost $116,700)		116,700

Total Investments in Securities (Cost $946,646)		833,581

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	105,626	1,029

Total Short-Term Instruments (Cost $1,029)		1,029

Total Investments in Affiliates (Cost $1,029)		1,029

Total Investments 180.4% (Cost $947,675)		$834,610
Financial Derivative Instruments(f)(h)0.0%(Cost or Premiums, net $(70))		102
Other Assets and Liabilities, net (80.4)%		(371,983)

Net Assets 100.0%		$462,729

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.180%	10/01/2025	10/02/2025	$100	U.S. Treasury Notes 1.750% due 12/31/2026	$(102)	$100	$100
4.240	10/01/2025	10/02/2025	116,600	U.S. Treasury Notes 3.625% due 08/15/2028	(118,938)	116,600	116,600

Total Repurchase Agreements	$(119,040)	$116,700	$116,700

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.350%	10/02/2025	10/03/2025	$(190,533)	$(190,534)
4.400	10/01/2025	10/02/2025	(285,850)	(285,850)
UBS	4.260	09/17/2025	10/24/2025	(168,500)	(168,779)
4.260	09/18/2025	10/16/2025	(6,784)	(6,795)
4.340	09/08/2025	10/06/2025	(12,449)	(12,483)

Total Sale-Buyback Transactions	$(664,441)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2055	$100	$(82)	$(84)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2055	2,400	(2,265)	(2,262)

Total Short Sales (0.5)%	$(2,347)	$(2,346)

(e)	Securities with an aggregate market value of $658,133 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(174,494) at a weighted average interest rate of 4.448%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(536) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	30	$30	$(6)	$(6)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2025 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 10-Year Note November Futures					$114.000	10/24/2025	30	$30	$(8)	$(4)

Total Written Options								$(14)		$(10)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note December Futures				12/2025	145	$15,833	$6		$6	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2025	33	$(6,877)	$(12)		$0	$(4)
U.S. Treasury 10-Year Note December Futures				12/2025	31	(3,488)	(29)		0	0
U.S. Treasury Long-Term Bond December Futures				12/2025	173	(20,171)	(424)		43	0
U.S. Treasury Ultra Long-Term Bond December Futures				12/2025	48	(5,763)	(142)		27	0
U.S. Ultra Treasury 10-Year Note December Futures				12/2025	669	(76,987)	(796)		42	0

							$(1,403)		$112	$(4)

Total Futures Contracts							$(1,397)		$118	$(4)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$(5)	$(5)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	(11)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	(53)	(53)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	(61)	(61)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	(62)	(62)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	(8)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	58	(60)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	600	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	(74)	(74)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	(56)	(56)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(80)	(58)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	4	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	(28)	(68)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	23	23	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(53)	691	638	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,462	(6)	(99)	(105)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	5	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	(3)	(3)	0	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(4)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	(2)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	(5)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	(7)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(2)	6	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	23	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	18	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	350	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(8)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	500	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	700	(2)	(11)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	31	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	44	44	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,883	1,805	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	1,047	1,291	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	63	60	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053	1,190	(9)	14	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	1,000	0	0	0	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	2,700	65	160	225	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	600	0	11	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	1,800	0	25	25	5	0

Total Swap Agreements						$(21)	$3,533	$3,512	$49	$(35)

(g)

Securities with an aggregate market value of $1,986 and cash of $4,679 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.575%	10/02/2025	1,100	$(3)	$0
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.325	10/14/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.625	10/14/2025	300	(1)	(2)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2025 (Unaudited)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	1,000	(3)	(4)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	2,300	(7)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	2,300	(7)	(8)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	1,000	(3)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	700	(2)	(1)

Total Written Options	$(35)	$(16)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$311	$0	$311
U.S. Government Agencies	0	91,183	0	91,183
U.S. Treasury Obligations	0	605,252	0	605,252
Non-Agency Mortgage-Backed Securities	0	17,448	0	17,448
Asset-Backed Securities
Automobile Sequential	0	680	0	680
Home Equity Other	0	588	0	588
Other ABS	0	1,419	0	1,419
Short-Term Instruments
Repurchase Agreements	0	116,700	0	116,700

$0	$833,581	$0	$833,581
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,029	$0	$0	$1,029

Total Investments	$1,029	$833,581	$0	$834,610

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,346)	$0	$(2,346)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$167	$0	$167

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(49)	0	(49)
Over the counter	0	(16)	0	(16)

$0	$(65)	$0	$(65)

Total Financial Derivative Instruments	$0	$102	$0	$102

Totals	$1,029	$831,337	$0	$832,366

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices,indexes,reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by theAct, rules thereunder or exemptive relief therefrom.The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,820	$510,270	$(511,000)	$(61)	$0	$1,029	$171	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	CBK	Citibank N.A.	SAL	Citigroup Global Markets, Inc.
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	UBS	UBS Securities LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	REMIC	Real Estate Mortgage Investment Conduit	TBA	To-Be-Announced
OIS	Overnight Index Swap

Schedule of Investments PIMCO Low Duration Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.9% ¤
CORPORATE BONDS & NOTES 13.6%
BANKING & FINANCE 8.2%
ABN AMRO Bank NV
4.718% due 01/22/2027		$3,900	$3,934
6.575% due 10/13/2026 •		2,200	2,201
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		1,800	1,874
American Honda Finance Corp. 4.985% due 08/13/2027 •		3,000	3,006
Athene Global Funding
3.026% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	1,900	2,244
5.068% due 07/16/2026 •		$3,700	3,709
Avolon Holdings Funding Ltd. 5.375% due 05/30/2030		1,100	1,129
Bank of America Corp. 4.623% due 05/09/2029 •		3,200	3,240
Bank of Montreal 4.567% due 09/10/2027 •		2,100	2,108
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		1,400	1,431
BPCE SA
5.975% due 01/18/2027 •		2,100	2,108
6.612% due 10/19/2027 •		5,000	5,114
Citibank NA
4.876% due 11/19/2027 •		1,600	1,613
4.929% due 08/06/2026		1,500	1,511
5.438% due 04/30/2026		2,500	2,517
Cooperatieve Rabobank UA 4.840% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,700	1,704
Credit Agricole SA 5.392% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,600	1,612
Danske Bank AS 5.427% due 03/01/2028 •		2,400	2,442
Deutsche Bank AG
4.999% due 09/11/2030 •		2,000	2,029
5.468% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,623
Ford Credit Canada Co. 7.000% due 02/10/2026	CAD	600	437
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		$1,900	1,920
General Motors Financial Co., Inc. 5.400% due 05/08/2027		3,600	3,663
Goldman Sachs Bank USA 4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,405
Goldman Sachs Group, Inc.
4.937% due 04/23/2028 •		2,700	2,732
5.049% due 07/23/2030 •		200	205
Hardwood Funding LLC 4.980% due 06/07/2030 «(e)		1,000	1,021
HSBC Holdings PLC 6.161% due 03/09/2029 •		4,500	4,694
JPMorgan Chase & Co.
4.918% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,020
5.571% due 04/22/2028 •		1,200	1,227
6.070% due 10/22/2027 •		3,000	3,060
Morgan Stanley 5.338% (SOFRRATE + 1.020%) due 04/13/2028 ~		1,900	1,910
Morgan Stanley Bank NA
4.968% due 07/14/2028 •		500	507
5.016% due 01/12/2029 •		3,300	3,360
NatWest Group PLC 7.472% due 11/10/2026 •		3,100	3,110
Protective Life Global Funding 4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~		2,000	2,001
Royal Bank of Canada 4.965% due 01/24/2029 •		1,000	1,017
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		2,200	2,226
6.833% due 11/21/2026 •		3,200	3,210
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028		400	405
Stellantis Financial Services U.S. Corp. 4.950% due 09/15/2028		1,600	1,600

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026		3,000	3,011
Swedbank AB 5.337% due 09/20/2027		4,100	4,201
Toyota Motor Credit Corp. 4.550% due 08/07/2026		500	503
UBS Group AG 6.537% due 08/12/2033 •		250	276
UBS Switzerland AG 3.390% due 12/05/2025	EUR	1,900	2,235
Wells Fargo & Co.
4.900% due 01/24/2028 •		$3,500	3,533
4.970% due 04/23/2029 •		1,200	1,223

			109,861

INDUSTRIALS 4.4%
AbbVie, Inc. 4.800% due 03/15/2027		4,100	4,149
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		2,900	2,917
Amgen, Inc. 5.150% due 03/02/2028		283	290
Beignet 6.850% due 06/01/2049 «(a)		6,700	6,700
BMW U.S. Capital LLC
4.750% due 03/21/2028		2,670	2,710
5.050% due 08/11/2028		1,930	1,977
Broadcom, Inc. 5.050% due 07/12/2027		700	712
Campbell's Co. 5.300% due 03/20/2026		1,700	1,706
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,900
Equifax, Inc. 5.100% due 12/15/2027		4,000	4,074
Hewlett Packard Enterprise Co. 4.450% due 09/25/2026		2,250	2,259
Hyundai Capital America
4.875% due 06/23/2027		1,300	1,312
5.836% (SOFRRATE + 1.500%) due 01/08/2027 ~		4,000	4,041
International Business Machines Corp. 4.650% due 02/10/2028		2,800	2,841
Las Vegas Sands Corp.
5.625% due 06/15/2028		500	511
5.900% due 06/01/2027		3,400	3,470
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		2,800	2,842
4.900% due 11/15/2027		700	711
NTT Finance Corp. 4.567% due 07/16/2027		400	403
Oracle Corp. 5.043% (SOFRRATE + 0.760%) due 08/03/2028 ~		750	754
Philip Morris International, Inc. 4.125% due 04/28/2028		3,200	3,207
Stryker Corp. 4.250% due 09/11/2029		300	301
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		5,200	5,269

			58,056

UTILITIES 1.0%
AES Corp. 1.375% due 01/15/2026		5,100	5,054
Enel Finance International NV 7.050% due 10/14/2025		5,000	5,004
NextEra Energy Capital Holdings, Inc. 5.082% (SOFRINDX + 0.800%) due 02/04/2028 ~		1,400	1,412
Southern California Edison Co.
4.400% due 09/06/2026		115	115
4.700% due 06/01/2027		100	100
4.875% due 02/01/2027		300	302
5.350% due 03/01/2026		1,200	1,205
5.850% due 11/01/2027		600	616

			13,808

Total Corporate Bonds & Notes (Cost $179,471)			181,725

U.S. GOVERNMENT AGENCIES 43.3%
Federal Home Loan Mortgage Corp.
0.650% due 10/22/2025 - 10/27/2025		48,700	48,596
0.800% due 10/28/2026 (h)		11,800	11,440
2.500% due 01/01/2029		38	38
3.000% due 01/01/2027		21	21

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

3.500% due 09/01/2030	212	211
4.000% due 12/01/2047 - 08/01/2048	1,922	1,850
5.000% due 06/01/2031 - 04/01/2053	3,487	3,480
6.000% due 04/01/2055	5,654	5,877
6.796% due 07/01/2035 •	8	8
7.020% due 09/01/2035 •	13	14
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	1,682	1,601
4.905% due 08/25/2027 •	748	748
Federal Home Loan Mortgage Corp. REMICS
5.145% due 03/15/2050 •	2,174	2,143
5.245% due 12/15/2050 •	813	810
5.296% due 11/25/2054 •	5,236	5,245
5.306% due 03/25/2055 •	2,229	2,219
5.326% due 08/25/2054 •	2,248	2,259
5.336% due 08/25/2055 •	10,050	10,102
5.356% due 02/25/2055 •	2,070	2,076
5.456% due 07/25/2055 •	2,515	2,522
5.500% due 01/25/2047	1,082	1,082
5.506% due 03/25/2055 - 08/25/2055 •	3,000	3,012
5.556% due 08/25/2055 •	32,128	32,255
5.756% due 03/25/2055 •	2,967	2,991
Federal Home Loan Mortgage Corp. STRIPS 2.502% due 08/15/2044 •	712	746
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	18	18
5.353% due 02/25/2045 •	51	50
6.500% due 07/25/2043	20	21
Federal National Mortgage Association
2.080% due 10/01/2026	900	884
3.000% due 12/01/2026 - 04/01/2052	54,499	48,346
3.150% due 03/01/2026	2,800	2,784
3.220% due 01/01/2028	1,000	987
3.500% due 07/01/2047 - 12/01/2047	27,796	25,713
3.590% due 12/01/2025	2,800	2,791
4.000% due 08/01/2044 - 08/01/2048	2,880	2,767
4.500% due 05/01/2026 - 08/01/2046	205	204
5.000% due 05/01/2027 - 06/01/2054	88,388	87,861
5.420% due 06/01/2043 •	25	25
5.421% due 07/01/2042 •	9	9
5.471% due 09/01/2041 •	29	29
5.950% due 11/01/2035 •	9	9
6.000% due 02/01/2033 - 01/01/2039	200	210
6.500% due 04/01/2036	35	36
6.531% due 09/01/2035 •	16	17
6.618% due 05/01/2038 •	439	455
6.703% due 07/01/2035 •	2	2
Federal National Mortgage Association REMICS
1.000% due 01/25/2043	21	18
1.250% due 11/25/2027	1,182	1,154
2.000% due 11/25/2046	2,544	2,381
4.523% due 12/25/2036 - 07/25/2037 •	47	46
4.860% due 09/25/2049 •	213	212
5.000% due 04/25/2033	2	2
5.125% due 12/25/2047 •	1,077	1,078
5.145% due 01/25/2051 •	1,082	1,084
5.256% due 03/25/2055 •	1,886	1,889
5.306% due 03/25/2055 •	909	913
5.326% due 08/25/2054 •	612	615
5.396% due 06/17/2027 •	1	1
5.516% due 03/25/2055 •	2,775	2,787
5.536% due 08/25/2055 •	1,954	1,964
5.556% due 08/25/2055 •	13,278	13,348
5.856% due 12/25/2054 •	3,480	3,515
Federal National Mortgage Association REMICS Trust 4.721% due 12/25/2042 ~	2	2
Federal National Mortgage Association Trust 4.821% due 09/25/2042 - 03/25/2044 •	155	155
Government National Mortgage Association
3.000% due 02/20/2030	60	59
3.500% due 10/20/2029	664	659
Government National Mortgage Association REMICS
4.902% due 06/20/2065 •	221	221
4.966% due 06/20/2064 •	1,200	1,201
4.986% due 10/20/2065 •	2,035	2,037
5.006% due 07/20/2063 •	186	186
5.039% due 02/20/2074 •	824	823
5.150% due 07/20/2065 «	7,750	7,745
5.189% due 04/20/2072 •	2,467	2,464
5.266% due 05/20/2066 •	215	216
5.289% due 07/20/2073 - 07/20/2074 •	7,005	7,040
5.316% due 04/20/2066 •	1,505	1,510
5.339% due 09/20/2073 •	6,743	6,794
5.359% due 08/20/2073 •	1,538	1,553
5.389% due 05/20/2073 •	2,793	2,823
5.549% due 11/20/2072 •	10,709	10,899

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

5.559% due 11/20/2072 •		12,221	12,447
5.581% due 07/20/2067 •		2,229	2,262
5.716% due 08/20/2070 •		3,829	3,897
5.889% due 08/20/2071 •		1,742	1,783
Seasoned Loans Structured Transaction Trust 3.250% due 10/25/2033		459	459
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2055		4,400	3,708
4.000% due 11/01/2055		41,100	38,731
4.500% due 10/01/2040		200	200
5.000% due 11/01/2055		16,400	16,256
5.500% due 11/01/2055		10,300	10,379
6.000% due 11/01/2055		94,900	96,938

Total U.S. Government Agencies (Cost $583,846)			579,018

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Inflation Protected Securities(d)
0.625% due 07/15/2032		10,229	9,685
1.125% due 01/15/2033		9,543	9,252
U.S. Treasury Notes
2.875% due 05/15/2032 (j)		2,100	1,975
3.625% due 05/15/2026		151,600	151,401
4.875% due 04/30/2026 (j)		8,600	8,651

Total U.S. Treasury Obligations (Cost $180,689)			180,964

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust 5.450% due 09/25/2035 ~		89	78
AOA Mortgage Trust 5.140% due 10/15/2038 •		3,320	3,320
Atrium Hotel Portfolio Trust 5.378% due 12/15/2036 •		3,614	3,561
Banc of America Funding Trust 4.971% due 01/20/2047 ~		60	52
Banc of America Mortgage Trust
5.641% due 08/25/2034 ~		66	66
5.841% due 07/25/2034 ~		70	68
Bear Stearns ALT-A Trust 4.592% due 02/25/2034 •		63	59
Bear Stearns ARM Trust
4.839% due 07/25/2034 ~		45	42
4.977% due 01/25/2035 ~		778	760
5.125% due 01/25/2035 ~		22	20
5.923% due 01/25/2034 ~		3	3
Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~		127	101
4.972% due 01/26/2036 ~		152	108
BX Trust 4.899% due 04/15/2039 •		615	614
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.552% due 01/25/2035 •		3	3
CHL Mortgage Pass-Through Trust
5.097% due 11/25/2034 ~		82	79
5.388% due 02/20/2035 ~		11	11
5.452% due 11/20/2034 ~		176	169
6.248% due 02/20/2036 •		123	115
Citigroup Mortgage Loan Trust, Inc.
5.482% due 08/25/2035 ~		33	30
6.490% due 05/25/2035 •		6	6
CLNY Trust 5.717% due 11/15/2038 •		3,281	3,243
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		4	4
CRSNT Trust 5.094% due 04/15/2036 •		6,000	5,961
DBGS Mortgage Trust 5.660% due 10/15/2036 •		100	99
DROP Mortgage Trust 5.414% due 10/15/2043 •		5,000	4,862
Eurosail-U.K. PLC 5.055% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,681	2,262
First Horizon Alternative Mortgage Securities Trust 5.099% due 09/25/2034 ~		$45	46
First Horizon Mortgage Pass-Through Trust 6.002% due 08/25/2035 ~		38	25
GMACM Mortgage Loan Trust 3.685% due 11/19/2035 ~		19	16
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,938	3,393
GSR Mortgage Loan Trust
5.191% due 09/25/2035 ~		51	50
6.300% due 09/25/2034 ~		17	18
HarborView Mortgage Loan Trust
4.688% due 05/19/2035 •		24	24

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.815% due 07/19/2035 ~		132	99
JP Morgan Mortgage Trust 5.750% due 01/25/2036		10	4
Merrill Lynch Mortgage Investors Trust
4.772% due 11/25/2035 •		16	15
4.932% due 09/25/2029 •		16	16
Natixis Commercial Mortgage Securities Trust 5.365% due 08/15/2038 •		3,991	3,843
NYO Commercial Mortgage Trust 5.360% due 11/15/2038 •		4,400	4,388
OBX Trust 3.000% due 01/25/2052 ~		3,844	3,326
PHHMC Trust 5.849% due 07/18/2035 ~		46	46
Prime Mortgage Trust 4.672% due 02/25/2034 •		1	1
RFMSI Trust 5.534% due 09/25/2035 ~		325	204
SFO Commercial Mortgage Trust 5.414% due 05/15/2038 •		2,200	2,186
Structured Adjustable Rate Mortgage Loan Trust
4.529% due 08/25/2035 ~		45	39
5.553% due 01/25/2035 •		71	65
6.336% due 02/25/2034 ~		25	24
Structured Asset Mortgage Investments II Trust 4.832% due 02/25/2036 •		31	26
WaMu Mortgage Pass-Through Certificates Trust
4.812% due 12/25/2045 •		20	21
4.952% due 01/25/2045 •		150	149
5.553% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $44,965)			43,723

ASSET-BACKED SECURITIES 7.7%
AUTOMOBILE SEQUENTIAL 0.9%
Carvana Auto Receivables Trust 5.420% due 04/10/2028		1,777	1,784
Chesapeake Funding II LLC 5.520% due 05/15/2036		2,054	2,081
Citizens Auto Receivables Trust 5.840% due 01/18/2028		552	556
Ford Auto Securitization Trust II Asset-Backed Notes 6.027% due 07/15/2028	CAD	1,225	898
Ford Credit Auto Owner Trust 4.850% due 08/15/2035		$1,250	1,273
Oscar U.S. Funding XIV LLC 2.820% due 04/10/2029		3,001	2,969
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027		1,780	1,788
Westlake Automobile Receivables Trust 4.820% due 09/15/2027		953	954

			12,303

CMBS OTHER 2.0%
Arbor Realty Commercial Real Estate Notes Ltd. 5.615% due 11/15/2036 •		2,200	2,205
AREIT Trust 5.636% due 01/20/2037 •		2,617	2,619
BDS Ltd. 5.600% due 12/16/2036 •		2,293	2,296
GPMT Ltd. 5.750% due 07/16/2035 •		711	710
KREF Ltd. 5.584% due 02/17/2039 •		2,510	2,515
LFT CRE Ltd. 5.435% due 06/15/2039 •		1,516	1,520
LoanCore Issuer Ltd. 5.931% due 01/17/2037 •		2,621	2,628
MF1 LLC 6.284% due 06/19/2037 •		3,690	3,692
MF1 Ltd. 5.484% due 02/19/2037 •		3,594	3,599
TRTX Issuer Ltd.
5.457% due 03/15/2038 •		740	741
5.793% due 02/15/2039 •		3,748	3,757

			26,282

CREDIT CARD OTHER 0.3%
Synchrony Card Funding LLC 5.740% due 10/15/2029		4,400	4,483

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

HOME EQUITY OTHER 0.7%
ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •		42	16
5.172% due 12/25/2034 •		698	636
5.202% due 02/25/2036 •		1,995	1,882
Asset-Backed Securities Corp. Home Equity Loan Trust 5.915% due 03/15/2032 •		7	7
Countrywide Asset-Backed Certificates 4.972% due 12/25/2033 •		236	237
Credit Suisse First Boston Mortgage Securities Corp. 4.168% due 01/25/2032 •		1	1
GE-WMC Mortgage Securities Trust 4.352% due 08/25/2036 •		6	3
Morgan Stanley ABS Capital I, Inc. Trust 4.522% due 05/25/2037 •		3,523	3,206
NovaStar Mortgage Funding Trust 4.592% due 05/25/2036 •		474	470
Residential Asset Securities Corporation Trust 5.157% due 01/25/2034 •		61	63
Structured Asset Investment Loan Trust 4.977% due 03/25/2034 •		131	138
Structured Asset Securities Corp. Mortgage Loan Trust 4.892% due 05/25/2036 •		2,593	2,557

			9,216

WHOLE LOAN COLLATERAL 0.0%
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.832% due 12/25/2035 •		113	112

OTHER ABS 3.8%
Bain Capital Credit CLO Ltd. 5.525% due 10/20/2034 •		1,400	1,402
Carlyle Euro CLO DAC
2.926% due 08/15/2032 •	EUR	3,336	3,921
3.221% due 08/15/2038 •		4,500	5,299
CarVal CLO III Ltd. 5.315% due 07/20/2032 •		$962	963
CCG Receivables Trust 4.480% due 10/14/2032		2,700	2,716
CIFC Funding Ltd. 5.530% due 10/24/2030 •		1,309	1,311
Elevation CLO Ltd. 5.618% due 01/25/2035 •		1,200	1,204
Fortress Credit BSL VII Ltd. 5.409% due 07/23/2032 •		491	491
Fortress Credit BSL X Ltd. 0.000% due 04/20/2033 •(a)		500	500
Indigo Credit Management II DAC 3.479% due 07/15/2038 •	EUR	1,200	1,413
Madison Park Euro Funding XIV DAC 2.826% due 07/15/2032 •		4,179	4,911
Massachusetts Educational Financing Authority 5.552% due 04/25/2038 •		$43	43
Pikes Peak CLO 2 5.549% due 10/11/2034 •		1,000	1,001
Pikes Peak CLO 4 5.528% due 07/15/2034 •		1,100	1,102
QTS Issuer ABS II LLC 5.044% due 10/05/2055		2,500	2,514
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		700	703
Sandstone Peak Ltd. 5.598% due 10/15/2034 •		2,200	2,205
Shackleton CLO Ltd. 5.525% due 07/20/2034 •		1,500	1,502
SMB Private Education Loan Trust
3.940% due 02/16/2055		2,236	2,188
5.380% due 07/15/2053		857	881
5.670% due 11/15/2052		1,981	2,037
5.822% due 02/16/2055 •		2,236	2,258
Stonepeak ABS 2.301% due 02/28/2033		1,495	1,446
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		435	438
Toro European CLO 7 DAC 2.846% due 02/15/2034 •	EUR	5,037	5,920
Trinitas CLO VI Ltd. 0.000% due 01/25/2034 •(a)		$1,300	1,300
Voya CLO Ltd. 5.491% due 04/17/2030 •		269	269

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

Wind River CLO Ltd. 5.378% due 10/15/2034 •		895	896

			50,834

Total Asset-Backed Securities (Cost $102,333)			103,230

SOVEREIGN ISSUES 3.5%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	163,400	28,680
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$3,100	3,274
Israel Government International Bonds 5.375% due 02/19/2030		1,500	1,549
Korea Expressway Corp. 5.000% due 05/14/2027		2,000	2,031
Korea Housing Finance Corp. 4.875% due 08/27/2027		1,300	1,322
Kuwait International Bonds 4.016% due 10/09/2028 (a)		2,800	2,800
Republic of Poland Government International Bonds 4.625% due 03/18/2029		3,850	3,927
Saudi Government International Bonds 5.125% due 01/13/2028		3,600	3,679

Total Sovereign Issues (Cost $46,281)			47,262

SHORT-TERM INSTRUMENTS 25.0%
COMMERCIAL PAPER 1.6%
Alimentation Couche-Tard, Inc.
4.560% due 10/01/2025		850	850
4.560% due 10/02/2025		250	250
4.560% due 10/03/2025		1,100	1,100
AutoNation, Inc. 4.550% due 10/08/2025 (a)		1,050	1,049
Bacardi-Martini BV 4.780% due 10/16/2025		300	299
Campbell's Co. 4.550% due 10/09/2025		250	250
Canadian Natural Resources Ltd. 4.450% due 10/22/2025		400	399
Crown Castle, Inc.
4.610% due 10/21/2025 (a)		250	249
4.610% due 10/23/2025		1,050	1,047
4.620% due 10/21/2025		1,300	1,296
4.620% due 10/23/2025		1,100	1,097
4.800% due 10/07/2025		850	849
4.800% due 10/09/2025		250	250
Glencore Funding LLC 4.360% due 10/16/2025		450	449
HA Sustainable Infrastructure Capital, Inc. 4.620% due 10/01/2025		250	250
HCA, Inc.
4.580% due 10/15/2025		1,400	1,397
4.600% due 10/23/2025		3,250	3,240
4.650% due 10/17/2025		650	649
4.750% due 10/09/2025		1,050	1,049
Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025		250	250
4.450% due 10/15/2025		550	549
NextEra Energy Capital Holdings, Inc. 4.540% due 10/20/2025		250	249
Oracle Corp.
4.220% due 01/16/2026		1,150	1,136
4.330% due 11/19/2025		1,950	1,939
Southern California Edison Co. 4.800% due 11/14/2025		450	447
Targa Resources Corp. 4.380% due 10/17/2025		1,100	1,098

			21,687

REPURCHASE AGREEMENTS (f) 19.4%			258,940

U.S. TREASURY BILLS 4.0%
4.122% due 12/30/2025 - 01/27/2026 (b)(c)(j)		54,364	53,842

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $334,900)		334,469

Total Investments in Securities (Cost $1,472,485)		1,470,391

	SHARES
INVESTMENTS IN AFFILIATES 11.4%
SHORT-TERM INSTRUMENTS 11.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%
PIMCO Short Asset Portfolio	12,694,250	124,543
PIMCO Short-Term Floating NAV Portfolio III	2,940,244	28,635

Total Short-Term Instruments (Cost $152,561)		153,178

Total Investments in Affiliates (Cost $152,561)		153,178

Total Investments 121.3% (Cost $1,625,046)		$1,623,569
Financial Derivative Instruments(g)(i)(0.1)% (Cost or Premiums, net $1,715)		(1,691)
Other Assets and Liabilities, net (21.2)%		(283,744)

Net Assets 100.0%		$1,338,134

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)									When-issued security.
(b)									Coupon represents a weighted average yield to maturity.
(c)									Zero coupon security.
(d)									Principal amount of security is adjusted for inflation.
(e)									RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC					4.980%	06/07/2030	03/11/2025		$1,000	$1,021	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.290%	09/30/2025	10/01/2025		$66,300	U.S. Treasury Notes 4.500% due 05/15/2027			$(67,709)	$66,300	$66,308
	4.450	09/30/2025	10/01/2025		25,000	U.S. Treasury Notes 4.625% due 09/30/2028			(24,945)	25,000	25,003
MEI	2.510	09/23/2025	10/01/2025	CAD	40,000	Canada Government Bond 2.000% due 06/01/2032			(29,483)	28,742	28,758
	2.510	10/01/2025	10/15/2025		30,000	Canada Government Bond 3.000% due 02/01/2027			(22,083)	21,556	21,556
	2.530	09/19/2025	10/03/2025		40,000	Canada Government Bond 2.750% due 09/01/2030			(29,435)	28,742	28,766
SAL	4.180	10/01/2025	10/02/2025		$77,800	U.S. Treasury Notes 3.750% due 08/15/2027			(79,336)	77,800	77,800
	4.230	09/30/2025	10/01/2025		10,800	U.S. Treasury Notes 1.500% due 08/15/2026			(11,026)	10,800	10,801

Total Repurchase Agreements									$(264,017)	$258,940	$258,992

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.2)%
Uniform Mortgage-Backed Security, TBA							3.000%	11/01/2055	$63,100	$(56,063)	$(55,437)
Uniform Mortgage-Backed Security, TBA							3.500	11/01/2055	34,500	(31,636)	(31,515)
Uniform Mortgage-Backed Security, TBA							5.000	11/01/2055	22,800	(22,634)	(22,599)

Total Short Sales (8.2)%										$(110,333)	$(109,551)

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(41) at a weighted average interest rate of 4.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures						$111.500	10/24/2025	49	$49	$(9)	$(10)
Call - CBOT U.S. Treasury 10-Year Note November Futures						113.500	10/24/2025	38	38	(9)	(8)
Put - EUREX Euro-Bund October 2025 Futures					EUR	127.500	10/24/2025	14	14	(5)	(3)
Call - EUREX Euro-Bund October 2025 Futures						129.500	10/24/2025	6	6	(1)	(2)
Call - EUREX Euro-Bund October 2025 Futures						130.500	10/24/2025	8	8	(4)	(1)

										$(28)	$(24)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	20	$20	$(3)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	31	31	(8)	(4)

$(11)	$(6)

Total Written Options	$(39)	$(30)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2025	9	$1,245	$0	$2	$0
Euro-Bund December Futures	12/2025	3	453	3	1	0
U.S. Treasury 2-Year Note December Futures	12/2025	5,128	1,068,667	952	561	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,470	160,517	240	57	0

$1,195	$621	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2025	94	$(10,575)	$(47)	$1	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,064	(122,443)	(1,289)	67	0

$(1,336)	$68	$0

Total Futures Contracts	$(141)	$689	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	900	$5	$(3)	$2	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271	$500	3	(1)	2	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227	3,500	11	(4)	7	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528	1,000	22	(1)	21	0	(1)

$41	$(9)	$32	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$500	$11	$1	$12	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	19,800	$(107)	$(7)	$(114)	$27	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$27,420	186	49	235	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	31,500	(120)	(759)	(879)	9	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,000	36	(195)	(159)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,100	(4)	(30)	(34)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		7,930	0	(5)	(5)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		2,600	0	(8)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		1,700	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,400	0	(8)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		5,900	0	(39)	(39)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		2,700	0	(18)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		5,600	0	(47)	(47)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	(34)	(34)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	(20)	(20)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		59,700	5	(972)	(967)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	148	1,410	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		280	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	16	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		900	(3)	(15)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,200	(4)	(16)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		900	(3)	(14)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,300	(4)	(29)	(33)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(29)	(33)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		800	(2)	(12)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		10,000	213	146	359	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	35,600	605	(56)	549	123	0
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	4	3	0	(1)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035	300	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035	170	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035	300	(1)	7	6	0	(1)

$2,032	$(1,952)	$80	$161	$(53)

Total Swap Agreements	$2,084	$(1,960)	$124	$161	$(54)

(h)

Securities with an aggregate market value of $1,405 and cash of $16,658 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Future styled option variation margin asset of $2 and liability of $(1) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	22,809	$26,603	$0	$(176)
10/2025	$2,488	CAD	3,461	0	(1)
11/2025	CAD	3,455	$2,488	1	0
BOA	10/2025	40,039	29,033	261	0
10/2025	INR	871	10	0	0
10/2025	JPY	6,581	44	0	(1)
10/2025	$5	JPY	757	0	0
10/2025	828	NZD	1,438	6	0
11/2025	NZD	1,438	$829	0	(6)
11/2025	$44	JPY	6,558	1	0
BPS	10/2025	BRL	100,900	$16,902	0	(2,056)
10/2025	CNH	274	38	0	0
10/2025	IDR	2,856,712	173	2	0
10/2025	JPY	7,624	51	0	0
10/2025	TWD	2,536	85	2	0
10/2025	$18,873	BRL	100,900	96	(11)
10/2025	72	IDR	1,209,751	0	0
10/2025	81	PLN	293	0	0
11/2025	168	BRL	899	0	0
11/2025	51	JPY	7,598	0	0
12/2025	IDR	1,213,230	$72	0	0
04/2026	BRL	20,300	3,554	0	(98)
BRC	10/2025	CHF	437	545	0	(4)
10/2025	$464	CHF	370	1	0
10/2025	1,127	ZAR	19,875	23	0
11/2025	AUD	365	$241	0	0
11/2025	CHF	369	464	0	(1)
12/2025	$30	MYR	126	0	0
BSH	10/2025	BRL	36,100	$6,787	5	0
10/2025	$6,638	BRL	36,100	144	0
10/2025	244	NZD	422	0	0
11/2025	NZD	422	$245	0	0
04/2026	BRL	38,700	6,814	0	(147)
CBK	10/2025	AUD	365	240	0	(2)
10/2025	CAD	40,022	28,970	213	0
10/2025	IDR	846,759	51	1	0
10/2025	INR	3,684	42	1	0
10/2025	TWD	8,413	284	7	0
10/2025	$75	IDR	1,249,419	0	0
10/2025	9	INR	812	0	0
10/2025	53	THB	1,709	0	0
10/2025	66	TWD	2,014	0	0
11/2025	INR	814	$9	0	0
12/2025	IDR	1,252,960	75	0	0
12/2025	TWD	2,002	66	0	0
DUB	10/2025	CNH	588	83	0	0
10/2025	INR	1,678	19	0	0
10/2025	$121	ILS	414	4	0
10/2025	15	INR	1,314	0	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

10/2025	27	KRW	38,171	0	0
11/2025	ILS	413	$121	0	(4)
11/2025	INR	1,317	15	0	0
FAR	10/2025	CAD	30,029	21,599	7	0
10/2025	CNH	256	36	0	0
10/2025	INR	3,512	40	0	0
10/2025	$292	AUD	448	4	0
10/2025	83	CHF	66	0	0
10/2025	2,045	JPY	300,672	0	(12)
10/2025	47	PLN	170	0	0
10/2025	689	SGD	887	0	(1)
11/2025	AUD	448	$293	0	(4)
11/2025	CHF	66	83	0	0
11/2025	SGD	885	689	1	0
12/2025	MXN	1,400	74	0	(2)
GLM	10/2025	BRL	74,100	13,307	6	(622)
10/2025	CNH	20	3	0	0
10/2025	IDR	854,472	52	0	0
10/2025	INR	1,001	11	0	0
10/2025	$13,643	BRL	74,100	282	(2)
10/2025	72	IDR	1,200,243	0	0
12/2025	IDR	1,203,121	$72	0	0
04/2026	BRL	79,400	13,998	2	(286)
JPM	10/2025	109	20	0	(1)
10/2025	CAD	3,457	2,501	17	0
10/2025	IDR	915,225	56	1	0
10/2025	$20	BRL	109	0	0
10/2025	48	KRW	66,068	0	(1)
10/2025	253	ZAR	4,481	6	0
04/2026	BRL	25,000	$4,241	0	(256)
MBC	10/2025	AUD	448	295	0	(1)
10/2025	CNH	299	42	0	0
10/2025	JPY	3,779	25	0	0
10/2025	SGD	887	692	5	0
10/2025	$30	CNH	212	0	0
10/2025	38	KRW	52,470	0	0
10/2025	125	THB	4,033	0	(1)
11/2025	CNH	211	$30	0	0
11/2025	$44	JPY	6,460	0	0
MYI	10/2025	CNH	302	$42	0	0
10/2025	JPY	144,155	966	0	(9)
10/2025	$23	JPY	3,347	0	0
10/2025	44	PLN	159	0	0
10/2025	54	TWD	1,615	0	(1)
11/2025	966	JPY	143,656	9	0
12/2025	TWD	1,605	$54	1	0
NGF	10/2025	IDR	767,440	46	0	0
10/2025	$63	KRW	87,506	0	(1)
SCX	10/2025	CNH	220	$31	0	0
10/2025	IDR	851,451	52	1	0
10/2025	INR	872	10	0	0
10/2025	TWD	5,107	172	5	0
10/2025	$4,018	GBP	2,997	16	(3)
10/2025	58	IDR	966,372	0	0
10/2025	9	INR	837	0	0
10/2025	116	JPY	17,135	0	(1)
11/2025	GBP	2,176	$2,911	0	(16)
11/2025	INR	838	9	0	0
11/2025	$0	JPY	31	0	0
12/2025	IDR	968,815	$58	0	0
SOG	10/2025	BRL	3,619	680	0	0
10/2025	JPY	313,933	2,110	0	(13)
10/2025	NZD	1,860	1,084	5	0
10/2025	$678	BRL	3,619	2	0
10/2025	26,823	EUR	22,809	0	(44)
10/2025	1,067	JPY	156,900	0	(6)
11/2025	EUR	22,809	$26,877	45	0
11/2025	$2,110	JPY	312,847	13	0
12/2025	BRL	3,671	$678	0	(2)
SSB	10/2025	GBP	2,997	4,040	9	0
UAG	10/2025	ILS	455	136	0	(1)
10/2025	$12	ILS	42	0	0
10/2025	44	PLN	159	0	0
11/2025	ILS	41	$12	0	0

Total Forward Foreign Currency Contracts	$1,205	$(3,793)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	87,500	$72	$78

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	75,000	58	67
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	400	0	0

Total Purchased Options	$130	$145

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	1,100	$(3)	$(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	700	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	700	(2)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	1,100	(3)	(4)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	500	(1)	(2)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	400	(1)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	1,000	(3)	(3)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	1,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	1,300	(4)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	1,000	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	1,000	(3)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	400	(1)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	600	(2)	(2)

Total Written Options	$(50)	$(25)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
SwapAgreements, atValue(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bonds	1.000%	Quarterly	06/20/2027	0.933%	$800	$(38)	$39	$1	$0
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	200	(18)	18	0	0
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	2,400	(117)	124	7	0
Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	900	(32)	33	1	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	300	(3)	4	1	0
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	1,400	(50)	52	2	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	1,700	(152)	151	0	(1)

Total Swap Agreements							$(410)	$421	$12	$(1)

(j)

Securities with an aggregate market value of $3,260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$108,840	$1,021		$109,861
Industrials				0		51,356	6,700		58,056
Utilities				0		13,808	0		13,808
U.S. Government Agencies				0		571,273	7,745		579,018
U.S. Treasury Obligations				0		180,964	0		180,964
Non-Agency Mortgage-Backed Securities				0		43,723	0		43,723
Asset-Backed Securities
Automobile Sequential				0		12,303	0		12,303
CMBS Other				0		26,282	0		26,282
Credit Card Other				0		4,483	0		4,483
Home Equity Other				0		9,216	0		9,216
Whole Loan Collateral				0		112	0		112
Other ABS				1,300		49,534	0		50,834
Sovereign Issues				2,800		44,462	0		47,262
Short-Term Instruments
Commercial Paper				0		21,687	0		21,687
Repurchase Agreements				0		258,940	0		258,940
U.S. Treasury Bills				0		53,842	0		53,842

				$4,100		$1,450,825	$15,466		$1,470,391
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$153,178		$0	$0		$153,178

Total Investments				$157,278		$1,450,825	$15,466		$1,623,569

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(109,551)	$0		$(109,551)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				3		847	0		850
Over the counter				0		1,362	0		1,362

				$3		$2,209	$0		$2,212
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(6)		(78)	0		(84)
Over the counter				0		(3,819)	0		(3,819)

				$(6)		$(3,897)	$0		$(3,903)

Total Financial Derivative Instruments				$(3)		$(1,688)	$0		$(1,691)

Totals				$157,275		$1,339,586	$15,466		$1,512,327

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,000	$0	$0	$0	$21	$0	$0	$1,021	$21
Industrials	0	6,700	0	0	0	0	0	0	6,700	0
U.S. Government Agencies	0	7,745	0	0	0	0	0	0	7,745	0

Totals	$0	$15,445	$0	$0	$0	$21	$0	$0	$15,466	$21

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$1,021	Discounted Cash Flow			Discount Rate			4.470	—
Industrials		6,700	Recent Transaction			Purchase Price			100.000	—
U.S. Government Agencies		7,745	Recent Transaction			Purchase Price			99.938	—

Total		$15,466

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices,indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by theAct, rules thereunder or exemptive relief therefrom.The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$119,840	$4,489	$0	$0	$214	$124,543	$4,505	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$650	$235,084	$(207,100)	$(1)	2	$28,635	$783	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar
GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Real Return Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.7% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.0%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$53	$51
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	900	275
Lehman Brothers Holdings, Inc. 0.000% due 04/05/2049 ^(b)	EUR	23	0
UBS Group AG 7.750% due 03/01/2029 •		100	131

			457

INDUSTRIALS 0.5%
Beignet 6.850% due 06/01/2049 «(a)		$7,100	7,100
VMware LLC 3.900% due 08/21/2027		190	189

			7,289

Total Corporate Bonds & Notes (Cost $7,701)			7,746

U.S. GOVERNMENT AGENCIES 17.9%
Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		509	497
6.430% due 01/01/2034 •		9	9
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920% due 01/25/2026		24	23
Federal Home Loan Mortgage Corp. REMICS
4.810% due 07/15/2044 •		534	525
4.837% due 01/15/2047 •		602	586
5.296% due 11/25/2054 •		12,659	12,680
5.306% due 02/25/2055 - 09/25/2055 •		16,735	16,806
Federal Home Loan Mortgage Corp. STRIPS 4.937% due 09/15/2042 •		1,090	1,074
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •		7	7
5.353% due 10/25/2044 - 02/25/2045 •		790	735
Federal National Mortgage Association
4.500% due 11/01/2052		351	342
5.421% due 07/01/2044 - 09/01/2044 •		7	7
6.163% due 10/01/2035 •		11	11
Federal National Mortgage Association REMICS
4.523% due 12/25/2036 •		8	8
4.613% due 08/25/2034 •		3	3
4.821% due 07/25/2037 •		2	1
4.911% due 05/25/2036 •		4	4
5.306% due 11/25/2053 •		1,664	1,671
5.386% due 06/25/2055 •		6,595	6,640
5.516% due 03/25/2055 •		6,476	6,502
5.536% due 08/25/2055 •		1,173	1,178
6.373% due 05/25/2035 ~		38	39
Federal National Mortgage Association Trust 4.821% due 05/25/2042 •		14	14
Government National Mortgage Association 3.500% due 05/20/2052 - 10/20/2054		36,004	32,971
Government National Mortgage Association REMICS
4.927% due 08/20/2068 •		1,507	1,513
5.289% due 10/20/2072 •		2,150	2,158
5.489% due 05/20/2073 •		575	584
5.592% due 04/20/2067 •		696	705
Government National Mortgage Association, TBA 3.500% due 11/01/2055		4,000	3,647
U.S. Small Business Administration 6.020% due 08/01/2028		37	38
Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055		89,400	86,704
5.500% due 11/01/2055		17,500	17,634
6.000% due 11/01/2055		35,800	36,569

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

6.500% due 10/01/2055	20,600	21,291

Total U.S. Government Agencies (Cost $252,253)		253,176

U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Inflation Protected Securities(c)
0.125% due 02/15/2051	14,951	8,303
0.125% due 02/15/2052	6,963	3,778
0.250% due 02/15/2050	12,527	7,419
0.625% due 02/15/2043	9,301	7,071
0.750% due 02/15/2042	43,102	34,214
0.750% due 02/15/2045	38,056	28,406
0.875% due 02/15/2047	28,510	21,076
1.000% due 02/15/2046	26,151	20,186
1.000% due 02/15/2048	7,109	5,333
1.375% due 02/15/2044	36,370	31,131
1.500% due 02/15/2053	22,821	18,284
1.750% due 01/15/2028 (f)	54,765	55,681
2.125% due 02/15/2040	9,446	9,526
2.125% due 02/15/2041	9,662	9,661
2.125% due 02/15/2054	19,051	17,605
2.375% due 01/15/2027 (f)(j)	497	505
2.375% due 02/15/2055 (f)	9,623	9,404
2.500% due 01/15/2029	18,624	19,466
3.375% due 04/15/2032	2,741	3,069
3.625% due 04/15/2028 (f)	48,017	51,101
3.875% due 04/15/2029 (f)	55,193	60,361
0.125% due 04/15/2026	20,571	20,463
0.125% due 07/15/2026	39,324	39,190
0.125% due 10/15/2026 (f)	50,123	49,851
0.125% due 04/15/2027 (h)	9,382	9,254
0.125% due 01/15/2030	39,349	37,579
0.125% due 07/15/2030	28,096	26,722
0.125% due 01/15/2031	16,095	15,118
0.125% due 07/15/2031	30,758	28,733
0.125% due 01/15/2032	10,838	9,982
0.250% due 07/15/2029	35,457	34,407
0.375% due 01/15/2027 (f)(h)(j)	8,960	8,892
0.375% due 07/15/2027	9,587	9,524
0.500% due 01/15/2028 (f)	84,048	83,091
0.625% due 01/15/2026	31,127	31,040
0.625% due 07/15/2032 (f)	90,834	86,003
0.750% due 07/15/2028	42,712	42,523
0.875% due 01/15/2029	14,546	14,439
1.125% due 01/15/2033	26,677	25,865
1.250% due 04/15/2028 (f)(h)(j)	2,369	2,379
1.375% due 07/15/2033 (f)	59,031	58,144
1.625% due 10/15/2027	24,209	24,602
1.625% due 10/15/2029 (f)	59,441	60,635
1.625% due 04/15/2030	31,153	31,641
1.750% due 01/15/2034	20,702	20,808
1.875% due 07/15/2034 (f)	62,695	63,631
1.875% due 07/15/2035 (f)	27,062	27,290
2.125% due 04/15/2029	12,219	12,616
2.125% due 01/15/2035 (f)	26,409	27,196
2.375% due 10/15/2028 (f)	74,036	77,132

Total U.S. Treasury Obligations (Cost $1,491,561)		1,400,330

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust 4.752% due 05/25/2036 ~	47	41
AG Trust 6.166% due 07/15/2041 •	808	812
Alliance Bancorp Trust 4.752% due 07/25/2037 •	454	399
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	53	51
Banc of America Funding Trust
4.971% due 01/20/2047 ~	51	44
6.063% due 02/20/2036 ~	52	50
Banc of America Mortgage Trust
5.046% due 02/25/2036 ~	64	59
5.333% due 06/25/2035 ~	8	7
Bear Stearns ALT-A Trust
4.058% due 03/25/2036 ~	156	127
4.838% due 09/25/2035 ~	464	254
Bear Stearns ARM Trust
4.225% due 07/25/2036 ~	76	65
4.475% due 02/25/2036 ~	17	16
4.807% due 03/25/2035 ~	75	69
5.302% due 01/25/2035 ~	45	44
6.420% due 10/25/2035 •	84	81
Chase Mortgage Finance Trust 6.019% due 02/25/2037 ~	6	6

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

ChaseFlex Trust 6.000% due 02/25/2037		280	92
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.552% due 01/25/2035 •		1	1
CHL Mortgage Pass-Through Trust
4.032% due 05/20/2036 ~		35	33
4.747% due 10/20/2035 ~		503	476
5.500% due 08/25/2035		18	13
6.000% due 04/25/2036		227	107
6.000% due 03/25/2037		778	342
Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~		161	149
4.629% due 03/25/2037 ~		812	681
5.500% due 08/25/2034		20	20
6.300% due 03/25/2036 •		65	65
6.490% due 05/25/2035 •		2	2
Countrywide Alternative Loan Trust
4.430% due 02/20/2047 •		174	141
4.632% due 05/25/2047 •		44	41
4.652% due 09/25/2046 •		975	954
4.832% due 12/25/2035 •		13	12
5.153% due 12/25/2035 •		25	21
6.000% due 03/25/2037		2,584	856
6.000% due 04/25/2037		209	176
CSMC Trust 4.886% due 10/26/2036 ~		80	72
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 4.372% due 10/25/2036 •		4	3
Eurosail-U.K. PLC 5.055% due 06/13/2045 •	GBP	354	476
First Horizon Alternative Mortgage Securities Trust
5.856% due 06/25/2034 ~		$39	39
6.000% due 02/25/2037		260	94
First Horizon Mortgage Pass-Through Trust 6.002% due 08/25/2035 ~		72	49
GreenPoint Mortgage Funding Trust
4.632% due 09/25/2046 •		155	145
4.812% due 11/25/2045 •		47	45
GreenPoint MTA Trust 4.712% due 06/25/2045 •		47	43
GSR Mortgage Loan Trust
5.010% due 07/25/2035 ~		20	20
5.191% due 09/25/2035 ~		38	36
5.406% due 12/25/2034 ~		60	57
6.625% due 01/25/2035 ~		18	17
HarborView Mortgage Loan Trust
4.628% due 09/19/2037 •		27	23
4.688% due 05/19/2035 •		21	20
4.808% due 02/19/2036 •		65	28
4.930% due 06/20/2035 •		30	28
IndyMac INDA Mortgage Loan Trust 5.062% due 11/25/2035 ~		13	13
IndyMac INDX Mortgage Loan Trust
4.580% due 12/25/2034 ~		31	29
4.832% due 07/25/2035 •		104	76
5.052% due 05/25/2034 •		5	4
JP Morgan Mortgage Trust
4.063% due 07/27/2037 ~		160	151
5.106% due 08/25/2035 ~		34	30
5.203% due 09/25/2035 ~		7	7
5.204% due 07/25/2035 ~		62	59
5.583% due 02/25/2035 ~		22	21
5.913% due 07/25/2035 ~		13	13
6.037% due 08/25/2035 ~		35	34
MASTR Adjustable Rate Mortgages Trust 5.578% due 11/21/2034 ~		27	26
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.965% due 11/15/2031 •		12	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.705% due 12/15/2030 •		12	12
Merrill Lynch Mortgage Investors Trust 4.772% due 11/25/2035 •		16	15
Morgan Stanley Mortgage Loan Trust 6.035% due 06/25/2036 ~		75	73
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,207	2,134
RALI Trust
4.572% due 08/25/2035 •		33	23
5.139% due 10/25/2037 ~		578	462
Residential Asset Securitization Trust
4.672% due 05/25/2035 •		392	236
6.500% due 09/25/2036		211	63
RFMSI Trust 6.000% due 06/25/2037		112	89
Sequoia Mortgage Trust 4.650% due 07/20/2036 •		114	98

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Sequoia Mortgage Trust 5 4.948% due 10/19/2026 •	5	5
Structured Adjustable Rate Mortgage Loan Trust
4.529% due 08/25/2035 ~	32	27
5.553% due 01/25/2035 •	37	34
6.336% due 02/25/2034 ~	16	16
Structured Asset Mortgage Investments II Trust
4.652% due 06/25/2036 •	9	9
4.692% due 04/25/2036 •	45	41
4.748% due 07/19/2035 •	121	119
4.908% due 10/19/2034 •	10	10
Thornburg Mortgage Securities Trust 4.892% due 06/25/2044 •	1,014	975
Wachovia Mortgage Loan Trust LLC 1.616% due 01/25/2037 •	1,002	344
WaMu Mortgage Pass-Through Certificates Trust
3.949% due 12/25/2046 •	24	21
4.883% due 01/25/2047 •	163	156
4.923% due 05/25/2047 •	126	112
5.051% due 12/25/2035 ~	21	20
5.153% due 02/25/2046 •	40	36
5.201% due 07/25/2046 •	223	204
5.353% due 11/25/2042 •	3	3
5.653% due 11/25/2046 •	37	33

Total Non-Agency Mortgage-Backed Securities (Cost $16,264)		13,346

ASSET-BACKED SECURITIES 7.0%
CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.822% due 01/15/2037 •	2,325	2,330
BDS LLC 5.934% due 03/19/2039 •	935	937
LoanCore Issuer Ltd. 5.931% due 01/17/2037 •	1,123	1,126
MF1 LLC 6.284% due 06/19/2037 •	1,373	1,374
MF1 Ltd. 5.350% due 07/16/2036 •	26	26
TRTX Issuer Ltd. 5.793% due 02/15/2039 •	1,222	1,225

		7,018

HOME EQUITY OTHER 1.1%
ACE Securities Corp. Home Equity Loan Trust 4.672% due 03/25/2037 •	322	131
Argent Mortgage Loan Trust 4.752% due 05/25/2035 •	353	321
Argent Securities Trust 4.592% due 05/25/2036 •	108	26
C-BASS Trust 4.392% due 11/25/2036 •	45	21
CIT Mortgage Loan Trust 6.522% due 10/25/2037 •	2,315	2,344
Citigroup Mortgage Loan Trust, Inc. 4.432% due 01/25/2037 •	71	52
Countrywide Asset-Backed Certificates 4.772% due 03/25/2037 •	434	430
Countrywide Asset-Backed Certificates Trust
4.462% due 11/25/2037 •	1,886	1,806
5.012% due 08/25/2047 •	90	88
Credit-Based Asset Servicing & Securitization LLC
3.475% due 06/25/2035 •	320	312
4.492% due 07/25/2037 •	553	369
Ellington Loan Acquisition Trust 5.372% due 05/25/2037 •	188	185
Fremont Home Loan Trust 4.542% due 10/25/2036 •	518	474
GSAA Trust 6.720% due 03/25/2046 þ	207	108
GSAMP Trust
4.342% due 12/25/2036 •	57	28
5.007% due 09/25/2035 •	19	19
5.247% due 03/25/2035 •	30	29
Home Equity Asset Trust 4.947% due 02/25/2036 •	905	891
HSI Asset Securitization Corp. Trust 4.372% due 10/25/2036 •	4	1
JP Morgan Mortgage Acquisition Trust 4.482% due 10/25/2036 •	7	7
Long Beach Mortgage Loan Trust 4.512% due 08/25/2036 •	881	352

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

MASTR Asset-Backed Securities Trust 5.022% due 10/25/2035 •		41	40
Merrill Lynch Mortgage Investors Trust
4.432% due 09/25/2037 •		12	2
4.512% due 02/25/2037 •		235	66
Morgan Stanley ABS Capital I, Inc. Trust 4.492% due 10/25/2036 •		1,481	652
Morgan Stanley IXIS Real Estate Capital Trust 4.322% due 11/25/2036 •		8	3
New Century Home Equity Loan Trust
4.592% due 08/25/2036 •		754	750
5.037% due 02/25/2035 •		62	60
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.007% due 09/25/2035 •		177	174
5.322% due 10/25/2034 •		1,022	1,012
Renaissance Home Equity Loan Trust 5.032% due 12/25/2032 •		40	38
Residential Asset Securities Corporation Trust
4.552% due 09/25/2036 •		530	526
4.732% due 06/25/2036 •		1,506	1,487
Saxon Asset Securities Trust 4.582% due 09/25/2037 •		281	272
Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •		250	54
4.572% due 07/25/2036 •		173	68
4.592% due 07/25/2036 •		2,529	836
Soundview Home Loan Trust
4.392% due 11/25/2036 •		36	10
4.452% due 07/25/2037 •		577	524
4.472% due 06/25/2037 •		1,214	835

			15,403

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		786	748

WHOLE LOAN COLLATERAL 0.2%
First Franklin Mortgage Loan Trust 4.977% due 11/25/2036 •		1,518	1,490
IndyMac INDB Mortgage Loan Trust 4.412% due 07/25/2036 •		515	163
Lehman XS Trust
4.379% due 06/25/2036 þ		343	337
4.592% due 05/25/2036 •		533	467
6.572% due 12/25/2037 •		1,237	1,236

			3,693

OTHER ABS 5.1%
522 Funding CLO Ltd. 5.627% due 10/20/2031 •		319	320
AlbaCore Euro CLO IV DAC 3.269% due 07/15/2035 •	EUR	1,000	1,175
Anchorage Capital CLO 20 Ltd. 5.425% due 01/20/2035 •		$700	701
ARES European CLO X DAC 2.806% due 10/15/2031 •	EUR	135	158
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		$700	701
Atlas Senior Loan Fund X Ltd. 5.669% due 01/15/2031 •		11	11
Atlas Senior Loan Fund XVIII Ltd. 5.439% due 01/18/2035 •		4,500	4,517
Bain Capital Credit CLO Ltd. 5.355% due 10/21/2034 •		3,200	3,203
Bain Capital Euro CLO DAC 3.267% due 01/22/2038 •	EUR	2,000	2,356
Black Diamond CLO DAC 3.016% due 05/15/2032 •		181	213
BlueMountain Fuji EUR CLO III DAC 2.746% due 01/15/2031 •		119	140
Cairn CLO X DAC 3.059% due 10/15/2031 •		175	205
Capital Four U.S. CLO II Ltd. 6.225% due 01/20/2037 •		$1,000	1,004
Carlyle Euro CLO DAC 3.221% due 08/15/2038 •	EUR	3,800	4,474
Carlyle Global Market Strategies Euro CLO Ltd. 2.786% due 11/15/2031 •		412	484
Catamaran CLO Ltd. 5.694% due 04/22/2030 •		$107	107
Cedar Funding V CLO Ltd. 5.684% due 07/17/2031 •		299	299

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

CIFC European Funding CLO III DAC 3.076% due 01/15/2034 •	EUR	4,750	5,584
CIFC Funding Ltd. 5.530% due 10/24/2030 •		$759	760
Contego CLO III BV 3.297% due 04/15/2038 •	EUR	1,600	1,885
Contego CLO IV DAC 2.611% due 01/23/2030 •		795	934
CVC Cordatus Loan Fund XXI DAC 2.989% due 09/22/2034 •		1,400	1,646
CVC Cordatus Opportunity Loan Fund-R DAC 2.876% due 08/15/2033 •		1,661	1,951
Dryden 44 Euro CLO DAC 2.906% due 04/15/2034 •		2,194	2,577
Dryden 52 Euro CLO DAC 2.896% due 05/15/2034 •		190	223
Dryden 60 CLO Ltd. 5.629% due 07/15/2031 •		$815	816
Dryden 64 CLO Ltd. 5.561% due 04/18/2031 •		266	267
Fortress Credit BSL VII Ltd. 5.409% due 07/23/2032 •		1,129	1,130
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •		337	337
Harvest CLO XXI DAC 2.786% due 07/15/2031 •	EUR	946	1,112
Henley CLO VII DAC 2.929% due 04/25/2034 •		1,100	1,293
KKR CLO 9 Ltd. 5.529% due 07/15/2030 •		$54	54
LCM Loan Income Fund I Ltd. 5.617% due 04/20/2031 •		184	184
Man GLG Euro CLO V DAC 2.704% due 12/15/2031 •	EUR	119	140
Marble Point CLO XXII Ltd. 5.538% due 07/25/2034 •		$500	501
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		4,200	4,206
Neuberger Berman Loan Advisers CLO 45 Ltd. 5.380% due 10/14/2036 •		1,100	1,101
Oak Hill European Credit Partners VII DAC 2.764% due 10/20/2031 •	EUR	605	711
Octagon Investment Partners 18-R Ltd. 5.539% due 04/16/2031 •		$241	242
OZLM XXIV Ltd. 5.747% due 07/20/2032 •		323	324
Palmer Square European Loan Funding DAC 3.006% due 05/15/2033 •	EUR	649	762
Providus CLO IV DAC 2.844% due 04/20/2034 •		1,900	2,233
Rockford Tower Europe CLO DAC 3.292% due 08/29/2036 •		1,600	1,885
Romark CLO Ltd. 5.611% due 10/23/2030 •		$132	132
Saranac CLO VI Ltd. 5.439% due 08/13/2031 •		302	302
Segovia European CLO DAC 2.904% due 07/20/2032 ~	EUR	427	501
SLM Student Loan Trust 5.152% due 10/25/2064 •		$1,209	1,213
Sound Point CLO IX Ltd. 5.797% due 07/20/2032 •		916	916
Sounds Point CLO IV-R Ltd. 5.741% due 04/18/2031 •		175	175
St. Paul's CLO II DAC 2.919% due 10/25/2035 •	EUR	800	939
St. Paul's CLO IV DAC 2.769% due 04/25/2030 •		551	647
St. Paul's CLO X DAC 2.795% due 04/22/2035 •		798	934
TCW CLO AMR Ltd. 5.484% due 08/16/2034 •		$4,700	4,707
Tikehau CLO IX DAC 3.244% due 01/20/2037 •	EUR	6,200	7,298
Venture XXVIII CLO Ltd. 5.577% due 07/20/2030 •		$31	31
Vibrant CLO XI Ltd. 5.707% due 07/20/2032 •		574	575
Voya CLO Ltd.
5.491% due 04/17/2030 •		16	16
5.525% due 07/20/2032 •		425	425

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Wellfleet CLO Ltd. 5.900% due 04/25/2034 •		1,400	1,402

			73,139

Total Asset-Backed Securities (Cost $98,962)			100,001

SOVEREIGN ISSUES 4.2%
Canada Government Real Return Bonds 4.250% due 12/01/2026 (c)	CAD	7,059	5,288
French Republic Government Bonds OAT
0.100% due 03/01/2026 (c)(f)	EUR	15,400	18,013
0.100% due 07/25/2031 (c)		2,571	2,861
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		3,599	4,113
1.800% due 05/15/2036 (c)		1,349	1,575
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (c)	JPY	1,619,992	11,141
0.100% due 03/10/2029 (c)		2,202,406	15,205
Mexico Government International Bonds
5.850% due 07/02/2032		$400	414
6.625% due 01/29/2038		300	316
Mexico Udibonos 4.000% due 08/24/2034 (c)	MXN	778	41

Total Sovereign Issues (Cost $62,193)			58,967

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		1,220,000	1,234

Total Preferred Securities (Cost $1,220)			1,234

SHORT-TERM INSTRUMENTS 22.3%
REPURCHASE AGREEMENTS (e) 22.3%			315,900

Total Short-Term Instruments (Cost $315,900)			315,900

Total Investments in Securities (Cost $2,246,054)			2,150,700

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		144,383	1,406

Total Short-Term Instruments (Cost $1,406)			1,406

Total Investments in Affiliates (Cost $1,406)			1,406

Total Investments 151.8% (Cost $2,247,460)			$2,152,106
Financial Derivative Instruments(g)(i)(0.1)%(Cost or Premiums, net $(128))			(1,133)
Other Assets and Liabilities, net (51.7)%			(733,353)

Net Assets 100.0%			$1,417,620

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.210%	10/01/2025	10/02/2025	$315,900	U.S. Treasury Notes 1.250% - 4.125% due 11/30/2026 - 02/15/2027	$(322,566)	$315,900	$315,900

Total Repurchase Agreements	$(322,566)	$315,900	$315,900

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	2.050%	09/10/2025	10/06/2025	EUR	(15,324)	$(18,013)

Total Reverse Repurchase Agreements	$(18,013)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.150%	09/22/2025	10/06/2025	$(24,419)	$(24,445)
4.250	09/24/2025	10/01/2025	(3,065)	(3,067)
4.350	10/02/2025	10/03/2025	(405,838)	(405,838)
4.360	09/24/2025	10/01/2025	(164,415)	(164,555)
4.400	10/01/2025	10/02/2025	(619,911)	(619,910)
GSC	4.280	09/17/2025	10/08/2025	(15,178)	(15,204)
TDM	4.270	09/22/2025	10/20/2025	(38,624)	(38,665)

Total Sale-Buyback Transactions	$(1,271,684)

(f)	Securities with an aggregate market value of $1,280,478 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(208,263) at a weighted average interest rate of 4.285%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(239) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee March Futures	03/2026	1	$135	$29	$1	$0
Brent Crude June Futures	04/2026	4	260	(4)	0	(3)
Carbon Emissions December Futures	12/2025	2	178	(4)	3	(2)
Cocoa December Futures	12/2025	2	135	(17)	0	(5)
Cocoa March Futures	03/2026	3	204	(13)	0	(7)
Copper December Futures	12/2025	3	364	(15)	0	(2)
Euro-Bobl December Futures	12/2025	157	21,715	6	29	0
Euro-BTP Future December Futures	12/2025	165	23,215	213	74	0
Euro-Buxl 30-Year Bond December Futures	12/2025	39	5,242	119	48	(10)
Gas Oil March Futures	03/2026	5	327	8	0	(2)
Iron Ore January Futures	01/2026	37	373	(7)	2	0
Iron Ore November Futures	11/2025	9	93	(2)	1	0
Japan Government 10-Year Bond December Futures	12/2025	1	918	(9)	1	(1)
Live Cattle December Futures	12/2025	9	845	5	3	0
LME Zinc January Futures	01/2026	6	444	9	10	(1)
LME Zinc November Futures	11/2025	1	74	3	3	0
New York Harbor March Futures	02/2026	6	565	4	0	(6)
Palladium December Futures	12/2025	1	129	(4)	0	0
Platinum January Futures	01/2026	2	161	23	0	(3)
RBOB Gasoline March Futures	02/2026	6	472	(5)	0	(5)
Silver December Futures	12/2025	2	466	68	0	(4)
Soybean January Futures	01/2026	6	306	(7)	0	(3)
Soybean Meal January Futures	01/2026	44	1,223	(33)	0	(8)
U.S. Treasury 10-Year Note December Futures	12/2025	280	31,500	(268)	0	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	496	59,551	1,178	0	(279)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,054	121,292	895	0	(86)
WTI Crude March Futures	02/2026	2	123	(4)	0	(2)

				$2,168	$175	$(433)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures	12/2025	2	$(281)	$(30)	$0	$(2)
Cocoa December Futures	12/2025	1	(64)	7	2	0
Corn December Futures	12/2025	72	(1,496)	21	22	0
Corn March Futures	03/2026	29	(626)	(2)	9	0
Cotton No. 2 December Futures	12/2025	5	(164)	4	0	(1)
Cotton No. 2 March Futures	03/2026	13	(439)	8	0	(1)
Euro-Bund December Futures	12/2025	240	(36,227)	(168)	9	(96)
Euro-Oat December Futures	12/2025	436	(62,117)	(477)	0	(148)
Gold 100 oz. December Futures	12/2025	7	(2,711)	(151)	0	(13)
Hard Red Winter Wheat December Futures	12/2025	12	(299)	37	6	0
Hard Red Winter Wheat March Futures	03/2026	8	(208)	13	4	0
Lean Hogs December Futures	12/2025	13	(461)	(22)	9	0
LME Aluminum January Futures	01/2026	2	(134)	(3)	0	(3)
LME Lead January Futures	01/2026	8	(399)	3	3	0
Natural Gas December Futures	11/2025	10	(278)	13	14	0
Natural Gas January Futures	12/2025	6	(251)	(2)	1	0
Natural Gas March Futures	02/2026	3	(109)	(1)	0	0
Robusta Coffee January Futures	01/2026	1	(42)	(1)	0	0
Soybean March Futures	03/2026	10	(518)	9	4	0
Soybean Meal March Futures	03/2026	8	(228)	11	1	0
Soybean Oil January Futures	01/2026	7	(209)	7	1	0
Sugar No. 11 March Futures	02/2026	35	(651)	5	0	(6)
U.S. Treasury 2-Year Note December Futures	12/2025	945	(196,937)	(270)	0	(103)
U.S. Treasury 5-Year Note December Futures	12/2025	215	(23,477)	42	4	(2)
U.S. Treasury Long-Term Bond December Futures	12/2025	1,182	(137,814)	(2,937)	296	0
Wheat December Futures	12/2025	15	(164)	15	3	0
Wheat December Futures	12/2025	23	(584)	60	13	0
Wheat March Futures	03/2026	17	(448)	33	9	0
White Sugar March Futures	02/2026	4	(93)	(1)	0	(1)

				$(3,777)	$410	$(376)

Total Futures Contracts				$(1,609)	$585	$(809)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	63,500	$(308)	$(59)	$(367)	$87	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	45	38	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		118,480	(2)	17	15	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,600,000	(19)	179	160	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	21	304	325	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$54,750	364	(312)	52	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		53,300	(704)	(1,238)	(1,942)	28	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		6,020	(76)	(134)	(210)	3	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		51,900	(10)	70	60	0	(26)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		2,500	(12)	12	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		81,197	(81)	(1,234)	(1,315)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		9,600	427	(152)	275	0	(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		3,724	(43)	20	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	1,803	2,231	18	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		8,888	(223)	(10)	(233)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,450	1,779	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	3,878	4,340	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	440	661	25	0
Receive	6-Month EUR-EURIBOR	2.740	Annual	09/10/2035	EUR	5,300	(133)	99	(34)	0	(17)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		96,200	(61)	195	134	322	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,983	3,317	0	(24)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	3	3,430	3,433	0	(25)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	5,449	6,065	0	(45)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		11,980	(161)	(59)	(220)	0	(94)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		2,500	0	(6)	(6)	0	(3)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	36	37	0	(4)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	14	14	0	(2)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		21,300	0	99	99	0	(29)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		13,430	(100)	(2,750)	(2,850)	52	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		8,700	(4)	(110)	(114)	0	(33)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		5,700	(16)	(47)	(63)	0	(21)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	38	39	6	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	101	67	9	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	10	10	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	6	6	3	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	230	230	14	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	279	291	13	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	5	143	148	6	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	142	142	6	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	233	246	10	0
Pay	CPURNSA	2.208	Maturity	10/07/2025		$14,333	0	(77)	(77)	0	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		7,500	0	(32)	(32)	0	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		11,600	0	(48)	(48)	0	(2)
Pay	CPURNSA	2.820	Maturity	02/05/2026		6,900	0	(23)	(23)	0	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		7,200	0	(23)	(23)	1	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	CPURNSA	3.042	Maturity	02/21/2026	5,500	0	(6)	(6)	1	0
Receive	CPURNSA	2.313	Maturity	02/26/2026	2,700	0	343	343	0	0
Receive	CPURNSA	2.418	Maturity	03/05/2026	10,200	0	1,236	1,236	0	(3)
Pay	CPURNSA	3.323	Maturity	04/23/2026	3,800	0	10	10	1	0
Receive	CPURNSA	2.767	Maturity	05/13/2026	7,700	0	772	772	0	(2)
Receive	CPURNSA	2.813	Maturity	05/14/2026	3,300	0	322	322	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026	5,980	0	612	612	0	(1)
Receive	CPURNSA	2.690	Maturity	06/01/2026	400	0	41	41	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026	7,000	0	3	3	2	0
Pay	CPURNSA	0.000	Maturity	08/01/2026	14,100	0	17	17	6	0
Pay	CPURNSA	0.000	Maturity	08/27/2026	14,200	0	25	25	6	0
Receive	CPURNSA	1.797	Maturity	08/25/2027	7,000	0	1,267	1,267	0	(2)
Receive	CPURNSA	1.890	Maturity	08/27/2027	7,100	0	1,235	1,235	0	(2)
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,700	(2)	(420)	(422)	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	800	0	69	69	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	1,900	0	149	149	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	18,000	0	(2,594)	(2,594)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,450	0	(1,061)	(1,061)	0	(2)
Pay	CPURNSA	1.997	Maturity	07/25/2029	20,100	0	(3,167)	(3,167)	0	(2)
Pay	CPURNSA	1.760	Maturity	11/04/2029	12,300	(11)	(2,260)	(2,271)	0	(2)
Receive	CPURNSA	2.311	Maturity	02/24/2031	21,800	0	2,906	2,906	7	0
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP	5,600	0	(6)	(6)	0	(8)
Pay	UKRPI	3.500	Maturity	08/15/2034	6,300	36	83	119	23	0
Pay	UKRPI	3.466	Maturity	09/15/2034	2,700	0	38	38	8	0

Total Swap Agreements	$1,266	$15,005	$16,271	$773	$(383)

(h)

Securities with an aggregate market value of $11,719 and cash of $5,170 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Unsettled variation margin asset of $15 and liability of $(44) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	52,075	$60,737	$0	$(401)
10/2025	$16,887	CAD	23,493	0	(5)
11/2025	CAD	23,455	$16,887	5	0
BOA	10/2025	JPY	6,180	42	0	0
10/2025	$521	ILS	1,751	8	0
10/2025	1,156	INR	102,250	0	(6)
10/2025	359	JPY	53,802	5	0
10/2025	662	KRW	916,932	0	(9)
10/2025	416	NZD	722	3	0
10/2025	171	PLN	614	0	(2)
11/2025	JPY	53,616	$359	0	(5)
11/2025	NZD	722	416	0	(3)
11/2025	$209	ILS	699	2	0
BPS	10/2025	BRL	7,551	$1,420	1	0
10/2025	CNH	16,390	2,301	1	0
10/2025	IDR	50,139,915	3,032	30	(4)
10/2025	INR	73,920	839	8	0
10/2025	TWD	172,275	5,728	74	(5)
10/2025	$1,380	BRL	7,551	39	0
10/2025	3,696	IDR	61,028,323	0	(38)
10/2025	420	JPY	62,332	2	0
10/2025	3,220	KRW	4,450,013	0	(49)
10/2025	1,252	PLN	4,555	2	0
11/2025	IDR	8,857,025	$530	0	(1)
11/2025	INR	54,296	610	0	0
11/2025	JPY	62,116	420	0	(2)
11/2025	KRW	462,599	330	0	0
11/2025	$640	ILS	2,152	9	0
12/2025	TWD	15,846	$528	5	0
12/2025	$725	IDR	12,189,220	5	0
BRC	10/2025	CHF	3,141	$3,935	0	(11)
10/2025	GBP	1,389	1,876	8	0
10/2025	IDR	352,369	21	0	0
10/2025	$4,218	CHF	3,382	31	0
10/2025	6	NOK	55	0	0
10/2025	1,890	PLN	6,911	11	0
10/2025	1,537	ZAR	27,118	31	0
11/2025	NOK	55	$5	0	0
11/2025	$3,935	CHF	3,128	11	0
11/2025	1,877	GBP	1,389	0	(8)
11/2025	ZAR	4,968	$282	0	(5)
12/2025	$114	MXN	2,103	0	0
BSH	10/2025	EUR	1,419	$1,649	0	(17)
10/2025	$123	NZD	212	0	0
11/2025	NZD	212	$123	0	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

	02/2026	PEN	905		259	0	(1)
CBK	10/2025	AUD	788		514	0	(7)
	10/2025	CAD	27		19	0	0
	10/2025	CNH	310		44	0	0
	10/2025	EUR	2,997		3,498	0	(21)
	10/2025	IDR	30,669,070		1,855	20	(3)
	10/2025	INR	100,907		1,136	1	0
	10/2025	NOK	427		42	0	(1)
	10/2025	SGD	5,827		4,539	22	0
	10/2025	THB	5,116		159	0	0
	10/2025	TWD	214,125		7,225	190	0
	10/2025		$1,100	IDR	18,089,428	0	(16)
	10/2025		4,922	INR	432,406	0	(59)
	10/2025		542	NOK	5,409	0	0
	10/2025		1,363	SEK	12,935	11	0
	10/2025		2,502	TWD	76,134	2	(3)
	10/2025	ZAR	1,232		$71	0	0
	11/2025	NOK	5,407		542	0	0
	11/2025		$19	CAD	27	0	0
	11/2025		460	ILS	1,542	5	0
	11/2025		1,136	INR	101,105	0	(1)
	12/2025	TWD	49,376		$1,633	4	(1)
	12/2025		$749	IDR	12,588,402	4	0
	01/2026	TWD	26,200		$868	0	0
DUB	10/2025	CNH	35,121		4,939	10	0
	10/2025	IDR	18,560,538		1,132	20	0
	10/2025	INR	163,848		1,844	2	0
	10/2025	KRW	1,178,474		850	10	0
	10/2025		$1,332	ILS	4,550	42	0
	10/2025		2,378	INR	210,227	0	(13)
	11/2025	ILS	4,548		$1,332	0	(41)
	11/2025	INR	13,268		149	0	0
	11/2025		$1,844	INR	164,174	0	(2)
	11/2025	ZAR	11,996		$685	0	(7)
FAR	10/2025	AUD	15,169		9,839	0	(198)
	10/2025	CHF	563		706	0	(1)
	10/2025	CNH	15,313		2,157	8	0
	10/2025	JPY	2,455,305		16,701	99	0
	10/2025		$10,932	AUD	16,743	147	0
	10/2025		4,674	INR	412,238	0	(37)
	10/2025		2,827	PLN	10,328	14	0
	10/2025		16,695	SGD	21,502	0	(27)
	11/2025	AUD	16,743		$10,937	0	(147)
	11/2025	SGD	21,447		16,695	25	0
	11/2025		$706	CHF	561	1	0
	12/2025	MXN	5,283		$277	0	(9)
	12/2025		$2,471	MXN	46,833	65	0
GLM	10/2025	CHF	119		$149	0	(1)
	10/2025	CNH	1,207		170	0	0
	10/2025	IDR	12,388,914		743	0	0
	10/2025	SGD	231		180	1	0
	10/2025		$1,120	IDR	18,514,497	0	(10)
	10/2025		1,339	INR	117,475	0	(17)
	11/2025		121	ILS	402	1	0
	12/2025	IDR	260,270		$15	0	0
	12/2025	MXN	1,495		79	0	(2)
	12/2025		$723	IDR	12,087,624	0	0
IND	10/2025	AUD	786		$514	0	(6)
JPM	10/2025	BRL	157		29	0	(1)
	10/2025	CAD	23,444		16,965	118	0
	10/2025	IDR	37,336,785		2,236	0	(2)
	10/2025	KRW	2,039,690		1,471	18	0
	10/2025	SGD	1,085		844	3	0
	10/2025		$29	BRL	157	0	0
	10/2025		3,422	IDR	56,870,442	1	(14)
	10/2025		558	ILS	1,875	8	0
	10/2025		1,246	PLN	4,577	14	0
	10/2025		272	TWD	8,275	0	(1)
	10/2025		346	ZAR	6,114	8	0
	11/2025	ZAR	10,623		$606	0	(7)
MBC	10/2025	CHF	129		162	0	0
	10/2025	CNH	17,873		2,515	6	0
	10/2025	EUR	418		496	5	0
	10/2025	GBP	2,012		2,713	8	(1)
	10/2025	IDR	1,853,533		113	1	0
	10/2025	JPY	4,394		30	0	0
	10/2025	KRW	5,141,214		3,688	24	0
	10/2025	SEK	15,024		1,567	0	(29)
	10/2025	SGD	14,139		11,033	72	0
	10/2025	THB	12,077		375	2	0
	10/2025		$722	CHF	569	0	(8)
	10/2025		1,782	CNH	12,694	0	0
	10/2025		19,210	EUR	16,300	0	(73)
	10/2025		1,532	GBP	1,137	0	(3)
	10/2025		208	JPY	30,892	1	0
	10/2025		2,521	KRW	3,520,104	0	(13)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

10/2025	6	NOK	56	0	0
10/2025	470	THB	15,216	0	0
11/2025	CNH	12,664	$1,782	0	0
11/2025	JPY	52,815	357	0	(1)
11/2025	NOK	56	6	0	0
11/2025	$2,713	GBP	2,012	1	(8)
11/2025	128	ILS	425	1	0
12/2025	167	MXN	3,178	5	0
MYI	10/2025	CAD	1,019	$732	0	0
10/2025	CNH	18,044	2,536	3	0
10/2025	IDR	7,498,276	455	6	0
10/2025	JPY	27,329	185	0	0
10/2025	$7,894	JPY	1,178,500	75	0
10/2025	0	NOK	2	0	0
10/2025	682	PLN	2,470	0	(3)
10/2025	1,417	TWD	42,692	0	(14)
11/2025	JPY	1,174,422	$7,894	0	(75)
11/2025	NOK	2	0	0	0
12/2025	TWD	42,414	1,417	17	0
NGF	10/2025	KRW	2,701,636	1,943	17	0
10/2025	$990	IDR	16,395,168	0	(8)
SCX	10/2025	CNH	13,123	$1,847	5	0
10/2025	GBP	699	934	0	(5)
10/2025	IDR	15,599,172	934	0	(1)
10/2025	INR	117,223	1,319	0	0
10/2025	JPY	139,923	952	5	0
10/2025	SGD	225	176	2	0
10/2025	TWD	126,974	4,285	113	0
10/2025	$1,106	IDR	18,189,707	0	(16)
10/2025	2,315	INR	204,405	0	(16)
11/2025	JPY	254	$2	0	0
11/2025	$934	GBP	699	5	0
11/2025	1,169	INR	104,172	0	0
12/2025	934	IDR	15,638,598	1	0
SOG	10/2025	BRL	7,414	$1,389	0	(4)
10/2025	JPY	1,281,258	8,712	49	0
10/2025	NZD	934	544	3	0
10/2025	$1,394	BRL	7,414	0	(1)
10/2025	47,756	EUR	40,609	0	(79)
10/2025	17,248	JPY	2,566,477	107	0
10/2025	18	NOK	183	0	0
11/2025	EUR	40,609	$47,852	80	0
11/2025	JPY	2,557,602	17,248	0	(107)
11/2025	NOK	183	18	0	0
11/2025	$15,528	BRL	86,494	593	0
12/2025	1,389	7,520	4	0
SSB	10/2025	CAD	1,019	$732	0	0
10/2025	$732	CAD	1,019	0	0
10/2025	3,994	GBP	2,963	0	(9)
UAG	10/2025	CAD	21	15	0	0
10/2025	ILS	8,633	2,588	0	(19)
10/2025	NOK	5,277	519	0	(10)
10/2025	$134	ILS	457	4	0
10/2025	54	INR	4,748	0	0
10/2025	788	PLN	2,856	0	(2)
10/2025	470	THB	15,210	0	0
10/2025	71	ZAR	1,232	0	0
10/2025	ZAR	1,233	$71	0	0
11/2025	ILS	457	134	0	(4)
11/2025	ZAR	5,404	307	0	(5)

Total Forward Foreign Currency Contracts	$2,380	$(1,741)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(392)	$(191)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	4,900	$(43)	$(30)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	4,900	(43)	(22)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	19,600	(178)	(105)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	19,600	(178)	(105)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	30,500	(280)	(221)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	30,500	(280)	(123)

$(1,002)	$(606)

Total Written Options	$(1,394)	$(797)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.33	Maturity	10/09/2025	$185,000	$0	$(1,112)	$0	$(1,112)

Total Swap Agreements	$0	$(1,112)	$0	$(1,112)

(j)

Securities with an aggregate market value of $1,605 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$457	$0	$457
Industrials	0	189	7,100	7,289
U.S. Government Agencies	0	253,176	0	253,176
U.S. Treasury Obligations	0	1,400,330	0	1,400,330
Non-Agency Mortgage-Backed Securities	0	13,346	0	13,346
Asset-Backed Securities
CMBS Other	0	7,018	0	7,018
Home Equity Other	0	15,403	0	15,403
Manufacturing House ABS Other	0	748	0	748
Whole Loan Collateral	0	3,693	0	3,693
Other ABS	0	73,139	0	73,139
Sovereign Issues	0	58,967	0	58,967
Preferred Securities
Banking & Finance	0	1,234	0	1,234
Short-Term Instruments
Repurchase Agreements	0	315,900	0	315,900

$0	$2,143,600	$7,100	$2,150,700
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,406	$0	$0	$1,406

Total Investments	$1,406	$2,143,600	$7,100	$2,152,106

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	285	1,073	0	1,358
Over the counter	0	2,380	0	2,380

$285	$3,453	$0	$3,738
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(335)	(857)	0	(1,192)
Over the counter	0	(3,650)	0	(3,650)

$(335)	$(4,507)	$0	$(4,842)

Total Financial Derivative Instruments	$(50)	$(1,054)	$0	$(1,104)

Totals	$1,356	$2,142,546	$7,100	$2,151,002

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$36	$571,980	$(570,600)	$(10)	$0	$1,406	$180	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:
LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
Brent	Brent Crude	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce

Schedule of Investments PIMCO Short-Term Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.4% ¤
CORPORATE BONDS & NOTES 47.4%
BANKING & FINANCE 30.9%
ABN AMRO Bank NV
5.211% (SOFRINDX + 1.000%) due 12/03/2028 ~		$5,600	$5,613
5.939% due 09/18/2027 •		700	708
6.575% due 10/13/2026 •		1,000	1,001
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026		700	694
2.450% due 10/29/2026		1,500	1,474
Air Lease Corp.
2.875% due 01/15/2026		200	199
5.300% due 06/25/2026		600	604
Aircastle Ltd. 4.250% due 06/15/2026		200	200
American Express Co. 5.645% due 04/23/2027 •		1,000	1,008
American Honda Finance Corp.
4.927% due 03/08/2027 •		1,600	1,603
4.985% due 08/13/2027 •		1,900	1,904
5.139% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,900	1,900
5.202% (SOFRRATE + 0.870%) due 07/09/2027 ~		2,400	2,411
Athene Global Funding
4.950% due 01/07/2027		600	605
5.068% due 07/16/2026 •		1,300	1,303
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~		1,200	1,206
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~		5,300	5,344
Aviation Capital Group LLC
1.950% due 01/30/2026		1,200	1,189
1.950% due 09/20/2026		1,200	1,173
4.875% due 10/01/2025		200	200
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		1,041	1,030
4.375% due 05/01/2026		300	300
5.500% due 01/15/2026		1,300	1,302
Banco Santander SA 5.452% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,013
Bank of America Corp.
1.734% due 07/22/2027 •		1,500	1,470
5.272% (SOFRRATE + 0.970%) due 07/22/2027 ~		300	301
Bank of America NA 4.752% (BBSW3M + 1.050%) due 10/30/2026 ~	AUD	1,000	666
Bank of Montreal 5.065% (SOFRINDX + 0.880%) due 09/10/2027 ~		$1,200	1,205
Bank of Queensland Ltd.
4.232% (BBSW3M + 0.650%) due 12/09/2025 ~	AUD	2,500	1,655
4.806% (BBSW3M + 1.100%) due 10/29/2025 ~		1,000	662
Banque Federative du Credit Mutuel SA
4.625% (BBSW3M + 1.070%) due 05/24/2027 ~		500	332
5.319% (SOFRINDX + 1.070%) due 02/16/2028 ~		$1,800	1,816
5.433% (SOFRRATE + 1.130%) due 01/23/2027 ~		1,200	1,207
5.728% (SOFRINDX + 1.400%) due 07/13/2026 ~		800	807
5.790% due 07/13/2028		1,000	1,042
Barclays Bank PLC 5.124% due 11/26/2027 •		500	502
Barclays PLC
4.375% due 01/12/2026		1,200	1,200
5.669% (SOFRRATE + 1.490%) due 03/12/2028 ~		700	707
7.325% due 11/02/2026 •		700	702
BNP Paribas SA 1.323% due 01/13/2027 •		4,000	3,964
BPCE SA
1.652% due 10/06/2026 •		2,600	2,599
5.975% due 01/18/2027 •		3,450	3,463
Brighthouse Financial Global Funding
1.550% due 05/24/2026		1,300	1,275
5.550% due 04/09/2027		500	509
Canadian Imperial Bank of Commerce
4.997% (SOFRRATE + 0.800%) due 09/08/2028 ~		3,200	3,206
5.048% (SOFRRATE + 0.720%) due 01/13/2028 ~		1,300	1,301
5.092% (SOFRRATE + 0.940%) due 06/28/2027 ~		300	303
5.112% (SOFRINDX + 0.930%) due 09/11/2027 ~		200	201
5.572% (SOFRRATE + 1.220%) due 10/02/2026 ~		1,400	1,411

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

Cantor Fitzgerald LP 4.500% due 04/14/2027		300	298
Caterpillar Financial Services Corp. 5.008% due 10/16/2026 •		500	502
Citibank NA
4.980% (SOFRRATE + 0.708%) due 08/06/2026 ~		2,100	2,106
5.263% (SOFRINDX + 1.060%) due 12/04/2026 ~		1,000	1,008
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		400	395
1.980% due 12/15/2027 •		1,000	973
4.910% (SOFRINDX + 0.710%) due 03/05/2027 ~		1,400	1,407
Corebridge Global Funding 5.094% (SOFRRATE + 0.750%) due 01/07/2028 ~		1,800	1,802
Credit Agricole SA
1.247% due 01/26/2027 •		1,300	1,286
4.400% due 07/06/2027	AUD	200	132
5.052% (SOFRRATE + 0.870%) due 03/11/2027 ~		$850	854
5.392% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,100	1,108
5.635% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,200	1,208
Crown Castle, Inc. 1.050% due 07/15/2026		4,800	4,682
CubeSmart LP 3.125% due 09/01/2026		800	793
Deutsche Bank AG
2.129% due 11/24/2026 •		2,700	2,690
4.100% due 01/13/2026		1,200	1,199
5.468% (SOFRRATE + 1.219%) due 11/16/2027 ~		600	603
7.146% due 07/13/2027 •		700	715
DNB Bank ASA 5.896% due 10/09/2026 •		900	900
Federation des Caisses Desjardins du Quebec 4.930% (SOFRRATE + 0.630%) due 01/27/2027 ~		2,200	2,201
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		700	699
4.271% due 01/09/2027		1,700	1,687
4.542% due 08/01/2026		700	700
5.125% due 11/05/2026		300	301
6.950% due 06/10/2026		800	811
7.147% (SOFRRATE + 2.950%) due 03/06/2026 ~		550	554
FS KKR Capital Corp. 3.400% due 01/15/2026		200	199
GA Global Funding Trust
2.250% due 01/06/2027		700	683
4.400% due 09/23/2027		200	200
General Motors Financial Co., Inc.
5.376% (SOFRINDX + 1.050%) due 07/15/2027 ~		4,700	4,702
5.617% (SOFRINDX + 1.350%) due 05/08/2027 ~		1,000	1,005
6.050% due 10/10/2025		1,500	1,501
Goldman Sachs Bank USA 4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,405
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	296
1.542% due 09/10/2027 •		200	195
4.984% due 12/09/2026 •		1,200	1,201
5.005% (SOFRRATE + 0.820%) due 09/10/2027 ~		400	401
5.353% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,400	2,417
6.026% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	203
HSBC Holdings PLC
5.836% (SOFRRATE + 1.570%) due 08/14/2027 ~		200	202
5.887% due 08/14/2027 •		400	405
7.336% due 11/03/2026 •		500	501
ING Groep NV 5.163% due 04/01/2027 •		1,600	1,604
Jackson National Life Global Funding
5.084% due 06/09/2027 •		200	201
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~		2,700	2,712
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		800	803
John Deere Capital Corp. 5.012% (SOFRRATE + 0.680%) due 07/15/2027 ~		1,100	1,108
JPMorgan Chase & Co.
4.918% (SOFRRATE + 0.765%) due 09/22/2027 ~		500	502
5.226% (SOFRRATE + 0.920%) due 04/22/2028 ~		1,400	1,408
5.413% (SOFRRATE + 1.180%) due 02/24/2028 ~		3,300	3,332
5.503% (SOFRRATE + 1.200%) due 01/23/2028 ~		700	706
Lloyds Banking Group PLC
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~		2,167	2,179
5.842% (SOFRINDX + 1.560%) due 08/07/2027 ~		600	605
5.937% (SOFRINDX + 1.580%) due 01/05/2028 ~		1,000	1,011
Mizuho Bank Ltd.
4.415% (BBSW3M + 0.860%) due 02/23/2026 ~	AUD	1,900	1,260
4.430% (BBSW3M + 0.850%) due 09/14/2026 ~		1,100	731
Mizuho Financial Group, Inc. 5.361% (SOFRRATE + 1.080%) due 05/13/2031 ~		$1,300	1,302
Morgan Stanley Bank NA
5.011% (SOFRRATE + 0.685%) due 10/15/2027 ~		4,000	4,010
5.085% (SOFRRATE + 0.865%) due 05/26/2028 ~		1,100	1,104

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

5.398% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,900	1,910
MUFG Bank Ltd. 4.460% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	2,800	1,857
National Bank of Canada
5.053% due 03/25/2027 •		$2,100	2,103
5.382% (SOFRINDX + 1.030%) due 07/02/2027 ~		4,600	4,616
Nationwide Building Society 5.539% (SOFRRATE + 1.290%) due 02/16/2028 ~		300	302
NatWest Group PLC 5.475% (SOFRRATE + 1.250%) due 03/01/2028 ~		1,100	1,108
NatWest Markets PLC
4.935% (SOFRRATE + 0.760%) due 09/29/2026 ~		1,300	1,304
5.103% (SOFRRATE + 0.950%) due 03/21/2028 ~		900	904
5.149% (SOFRRATE + 0.900%) due 05/17/2027 ~		800	805
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,400	2,315
2.000% due 03/09/2026		1,800	1,773
6.950% due 09/15/2026		200	203
Nomura Holdings, Inc.
1.653% due 07/14/2026		600	589
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		1,400	1,412
5.709% due 01/09/2026		1,400	1,405
Oversea-Chinese Banking Corp. Ltd. 4.370% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	600	398
PNC Bank NA 5.036% (SOFRRATE + 0.730%) due 07/21/2028 ~		$2,000	2,004
Reliance Standard Life Global Funding II 5.243% due 02/02/2026		400	401
RGA Global Funding 2.000% due 11/30/2026		400	390
Royal Bank of Canada
4.972% (SOFRINDX + 0.820%) due 03/27/2028 ~		5,000	5,019
5.033% (SOFRINDX + 0.720%) due 10/18/2027 ~		1,200	1,203
5.093% (SOFRINDX + 0.790%) due 07/23/2027 ~		300	301
5.173% (SOFRINDX + 0.860%) due 10/18/2028 ~		500	502
Sammons Financial Group Global Funding 5.064% due 09/02/2027 •		900	901
Sammons Financial Group, Inc. 4.450% due 05/12/2027		100	100
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		3,600	3,611
Shinhan Bank Co. Ltd. 5.540% (BBSW3M + 1.950%) due 11/16/2025 ~	AUD	300	199
Societe Generale SA 1.488% due 12/14/2026 •		$2,800	2,783
Standard Chartered PLC
1.456% due 01/14/2027 •		2,700	2,676
5.423% (SOFRRATE + 1.170%) due 05/14/2028 ~		500	504
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028		500	507
Sumitomo Mitsui Banking Corp.
4.423% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	1,400	928
4.751% (BBSW3M + 1.050%) due 07/28/2026 ~		1,300	865
Sumitomo Mitsui Financial Group, Inc. 5.767% (SOFRRATE + 1.430%) due 01/13/2026 ~		$2,100	2,107
Sumitomo Mitsui Trust Bank Ltd. 5.345% (SOFRRATE + 1.120%) due 03/09/2026 ~		825	828
Svenska Handelsbanken AB 4.880% (SOFRRATE + 0.660%) due 05/28/2027 ~		700	704
Swedbank AB 5.337% due 09/20/2027		1,800	1,844
Toronto-Dominion Bank 4.208% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	300	199
UBS Group AG 1.364% due 01/30/2027 •		$800	792
Wells Fargo & Co.
1.500% due 05/24/2027	EUR	500	578
5.082% (SOFRRATE + 0.780%) due 01/24/2028 ~		$4,400	4,410
Western Union Co. 1.350% due 03/15/2026		500	493

			197,051

INDUSTRIALS 12.6%
7-Eleven, Inc. 0.950% due 02/10/2026		1,700	1,679
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		1,500	1,511
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		275	275
Bayer U.S. Finance II LLC 4.250% due 12/15/2025		6,400	6,395
Berry Global, Inc.
1.570% due 01/15/2026		3,100	3,074
1.650% due 01/15/2027		1,404	1,361
4.875% due 07/15/2026		1,577	1,577

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

BMW U.S. Capital LLC
4.936% (SOFRINDX + 0.780%) due 03/19/2027 ~		1,000	1,005
5.056% (SOFRINDX + 0.800%) due 08/13/2026 ~		2,000	2,007
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~		2,600	2,615
Boeing Co.
2.196% due 02/04/2026		6,500	6,452
2.600% due 10/30/2025		800	799
Dyno Nobel Ltd. 4.300% due 03/18/2026	AUD	1,500	993
Expand Energy Corp. 6.750% due 04/15/2029		$200	202
Ford Motor Co. 7.500% due 08/01/2026		300	306
Glencore Funding LLC 4.901% (SOFRINDX + 0.750%) due 10/01/2026 ~		1,800	1,804
Harbour Energy PLC 5.500% due 10/15/2026		500	495
HCA, Inc.
4.500% due 02/15/2027		300	301
5.085% (SOFRRATE + 0.870%) due 03/01/2028 ~		1,000	1,007
5.875% due 02/15/2026		603	604
Hyundai Capital America
4.300% due 09/24/2027		300	300
5.143% (SOFRRATE + 0.990%) due 03/25/2027 ~		1,900	1,908
5.183% (SOFRRATE + 1.030%) due 09/24/2027 ~		1,200	1,207
5.193% (SOFRRATE + 1.040%) due 06/24/2027 ~		1,000	1,005
5.836% (SOFRRATE + 1.500%) due 01/08/2027 ~		1,300	1,313
Illumina, Inc.
4.650% due 09/09/2026		900	904
5.800% due 12/12/2025		500	501
Imperial Brands Finance PLC 3.500% due 07/26/2026		700	695
Keurig Dr. Pepper, Inc. 5.056% (SOFRINDX + 0.880%) due 03/15/2027 ~		1,700	1,703
Las Vegas Sands Corp.
3.500% due 08/18/2026		400	397
5.900% due 06/01/2027		600	612
Mercedes-Benz Finance North America LLC
4.928% (SOFRRATE + 0.630%) due 07/31/2026 ~		1,900	1,905
4.931% (SOFRRATE + 0.780%) due 04/01/2027 ~		300	301
5.083% (SOFRRATE + 0.930%) due 03/31/2028 ~		1,100	1,105
5.101% (SOFRRATE + 0.850%) due 11/15/2027 ~		300	301
Mitsubishi Corp. 4.942% (SOFRRATE + 0.700%) due 09/09/2028 ~		700	701
MPLX LP 1.750% due 03/01/2026		1,300	1,287
NTT Finance Corp.
1.162% due 04/03/2026		1,600	1,575
5.413% (SOFRRATE + 1.080%) due 07/16/2028 ~		1,205	1,218
Rogers Communications, Inc. 3.200% due 03/15/2027		1,300	1,282
Rolls-Royce PLC 3.625% due 10/14/2025		2,600	2,599
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		400	400
5.375% due 07/15/2027		1,800	1,816
5.500% due 08/31/2026		2,400	2,410
5.500% due 04/01/2028		1,100	1,122
7.500% due 10/15/2027		200	212
SK Hynix, Inc.
5.500% due 01/16/2027		400	407
6.250% due 01/17/2026		800	804
Skyworks Solutions, Inc. 1.800% due 06/01/2026		300	295
Uber Technologies, Inc. 4.500% due 08/15/2029		1,400	1,399
United Airlines, Inc. 4.375% due 04/15/2026		3,400	3,398
Volkswagen Group of America Finance LLC
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~		3,800	3,807
5.213% (SOFRRATE + 1.060%) due 03/25/2027 ~		1,600	1,607
5.313% (SOFRRATE + 1.060%) due 08/14/2026 ~		2,800	2,811
Whitbread Group PLC 3.375% due 10/16/2025	GBP	1,400	1,882
Williams Cos., Inc. 5.400% due 03/02/2026		$1,100	1,105

			80,756

UTILITIES 3.9%
AES Corp. 1.375% due 01/15/2026		1,700	1,684
Electricite de France SA 3.625% due 10/13/2025		500	500
Emera U.S. Finance LP 3.550% due 06/15/2026		2,500	2,486

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

Enel Finance International NV
4.625% due 06/15/2027		800	806
7.050% due 10/14/2025		500	500
FirstEnergy Corp. 1.600% due 01/15/2026		200	198
Fortis, Inc. 3.055% due 10/04/2026		1,000	989
Israel Electric Corp. Ltd. 7.875% due 12/15/2026		250	260
New York State Electric & Gas Corp. 3.250% due 12/01/2026		500	494
NextEra Energy Capital Holdings, Inc.
5.054% (SOFRINDX + 0.760%) due 01/29/2026 ~		1,000	1,002
5.082% (SOFRINDX + 0.800%) due 02/04/2028 ~		1,500	1,513
ONEOK, Inc.
4.250% due 09/24/2027		900	901
5.550% due 11/01/2026		200	202
5.850% due 01/15/2026		1,000	1,003
Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,700	2,692
5.000% due 06/04/2028		1,400	1,420
Pinnacle West Capital Corp. 5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~		800	802
Southern California Edison Co.
1.200% due 02/01/2026		3,500	3,460
3.650% due 03/01/2028		300	295
4.400% due 09/06/2026		900	902
4.700% due 06/01/2027		200	201
4.875% due 02/01/2027		200	201
4.900% due 06/01/2026		200	201
5.300% due 03/01/2028		1,100	1,120
5.350% due 03/01/2026		1,000	1,004
Victoria Power Networks Finance Pty. Ltd. 4.482% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	400	265

			25,101

Total Corporate Bonds & Notes (Cost $301,470)			302,908

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.773% (US0003M + 0.300%) due 02/15/2036 ~		$1,990	1,854

Total Municipal Bonds & Notes (Cost $1,852)			1,854

U.S. GOVERNMENT AGENCIES 17.4%
Federal Home Loan Mortgage Corp. 4.000% due 08/01/2049		13	13
Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048		133	123
4.937% due 09/15/2041 •		6	6
5.187% due 02/15/2038 •		7	7
5.256% due 09/25/2054 •		4,207	4,219
5.286% due 05/25/2055 •		4,136	4,150
5.296% due 11/25/2054 •		7,741	7,754
5.306% due 10/25/2054 - 08/25/2055 •		10,572	10,588
5.356% due 10/25/2052 - 06/25/2055 •		10,156	10,142
5.456% due 11/25/2054 - 07/25/2055 •		6,512	6,504
5.506% due 12/25/2054 - 08/25/2055 •		7,769	7,800
5.556% due 12/25/2054 - 08/25/2055 •		2,398	2,411
5.606% due 06/25/2055 •		4,168	4,197
Federal Home Loan Mortgage Corp. STRIPS 5.506% due 05/25/2054 •		2,886	2,897
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 - 02/25/2045 •		36	34
5.553% due 07/25/2044 •		6	6
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.000% due 09/25/2045		216	190
Federal National Mortgage Association 5.421% due 03/01/2044 - 07/01/2044 •		4	3
Federal National Mortgage Association REMICS
4.523% due 12/25/2036 •		1	1
4.671% due 02/25/2037 •		12	12
5.125% due 12/25/2047 •		431	431
5.151% due 12/25/2037 •		11	11
5.256% due 09/25/2054 •		5,485	5,492
5.306% due 03/25/2055 •		273	274
5.356% due 05/25/2055 •		931	937
5.406% due 01/25/2055 - 05/25/2055 •		3,381	3,390
5.456% due 12/25/2054 - 01/25/2055 •		3,318	3,324
5.506% due 01/25/2055 - 03/25/2055 •		4,323	4,341
5.516% due 03/25/2055 •		1,665	1,672
5.556% due 10/25/2053 - 07/25/2055 •		3,606	3,626
5.606% due 11/25/2053 - 02/25/2055 •		2,538	2,554

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

Federal National Mortgage Association Trust 4.821% due 05/25/2042 •		1	1
Government National Mortgage Association
5.625% due 02/20/2032 •		1	1
6.599% due 05/20/2071 •		141	145
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049		93	83
4.966% due 11/20/2069 •		47	47
5.179% due 04/20/2074 •		287	287
5.266% due 01/20/2066 •		81	81
5.289% due 06/20/2055 - 07/20/2074 •		2,513	2,523
5.316% due 11/20/2066 •		125	126
5.339% due 05/20/2055 - 10/20/2073 •		4,513	4,547
5.369% due 09/20/2073 •		460	464
5.389% due 05/20/2073 •		1,024	1,035
5.466% due 01/20/2066 •		204	205
5.489% due 05/20/2073 - 11/20/2073 •		375	381
Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2055		14,000	14,107

Total U.S. Government Agencies (Cost $110,960)			111,142

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Inflation Protected Securities(d)
0.125% due 07/15/2026		10,377	10,341
2.125% due 04/15/2029 (g)		1,943	2,006

Total U.S. Treasury Obligations (Cost $12,286)			12,347

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
AG Trust 6.166% due 07/15/2041 •		143	143
Avon Finance 4.886% due 12/28/2049 •	GBP	1,869	2,519
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		$616	621
Bear Stearns ALT-A Trust 4.838% due 09/25/2035 ~		5	3
Bear Stearns ARM Trust 6.513% due 01/25/2034 ~		1	1
Benchmark Mortgage Trust 3.042% due 08/15/2052		805	788
BSREP Commercial Mortgage Trust 5.215% due 08/15/2038 •		2,130	2,027
BSST Mortgage Trust 5.451% due 02/15/2037 •		2,600	2,298
BX Trust 4.964% due 01/15/2034 •		21	21
Chase Home Lending Mortgage Trust 5.606% due 09/25/2055 •		701	700
CHL Reperforming Loan Trust REMICS 4.612% due 06/25/2035 •		2	1
Citigroup Mortgage Loan Trust, Inc.
5.856% due 06/25/2055 •		549	554
6.000% due 09/25/2035 •		1	1
CLNY Trust 5.717% due 11/15/2038 •		279	276
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		1,047	1,056
Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		1	1
5.683% due 06/25/2033 ~		2	1
CSMC Trust
3.904% due 04/25/2062 ~		146	141
4.136% due 12/27/2060 ~		584	582
5.000% due 07/25/2056 •		276	257
5.194% due 07/15/2032 •		93	93
Ellington Financial Mortgage Trust 5.655% due 02/25/2060 þ		462	467
Eurohome U.K. Mortgages PLC 4.255% due 06/15/2044 •	GBP	10	14
Extended Stay America Trust 5.344% due 07/15/2038 •		$2,108	2,110
Finsbury Square Green PLC 4.636% due 12/16/2067 •	GBP	26	35
GCAT Trust
1.091% due 05/25/2066 ~		$597	519
2.885% due 12/27/2066 ~		668	631
Gemgarto PLC 4.871% due 12/16/2067 •	GBP	45	61
GreenPoint MTA Trust 4.712% due 06/25/2045 •		$4	4
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,101	1,036
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		224	208

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

5.000% due 02/25/2052 •		652	606
5.698% due 11/25/2054 •		1,097	1,099
GSR Mortgage Loan Trust 5.191% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust 4.688% due 05/19/2035 •		8	8
Impac CMB Trust 4.912% due 03/25/2035 •		46	45
JP Morgan Chase Commercial Mortgage Securities Trust
5.407% due 06/15/2035 •		291	250
5.648% due 12/15/2031 •		138	137
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		71	64
5.000% due 02/25/2052 •		210	195
Kinbane 1 DAC 3.870% due 09/25/2062 ~	EUR	489	586
Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ		$234	234
5.750% due 07/25/2061 þ		304	304
MA Money Pinnacle Residential Securitisation Trust 4.343% due 04/15/2066 •	AUD	253	168
MFA Trust 1.381% due 04/25/2065 ~		$117	115
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		334	322
2.750% due 08/25/2059 ~		206	201
Morgan Stanley Capital I Trust 5.265% due 05/15/2036 •		800	118
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		293	272
MortgageIT Trust 4.912% due 02/25/2035 •		21	22
New Orleans Hotel Trust 5.187% due 04/15/2032 •		1,000	994
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		158	152
2.464% due 01/26/2060 ~		632	596
3.500% due 12/25/2057 ~		38	37
4.500% due 05/25/2058 ~		101	99
NYO Commercial Mortgage Trust 5.360% due 11/15/2038 •		1,600	1,596
OBX Trust
5.988% due 01/25/2064 þ		444	449
6.067% due 01/25/2064 þ		640	647
6.129% due 12/25/2063 þ		960	972
6.447% due 02/25/2064 þ		660	671
Oceanview Mortgage Trust 5.298% due 05/25/2055 •		872	874
PRKCM Trust 6.333% due 03/25/2059 þ		120	122
Progress Trust 4.535% due 01/21/2051 •	AUD	896	593
PRPM Trust
5.674% due 12/26/2069 þ		$168	170
6.327% due 06/25/2069 þ		381	390
RCKT Mortgage Trust
5.553% due 03/25/2055 þ		271	274
5.653% due 01/25/2045 þ		346	350
Sequoia Mortgage Trust
4.442% due 11/25/2063 ~		723	728
5.239% due 02/20/2034 •		42	38
Structured Asset Mortgage Investments II Trust
4.732% due 05/25/2045 •		9	8
4.748% due 07/19/2035 •		1	1
Towd Point Mortgage Funding - Granite 6 PLC 4.978% due 07/20/2053 •	GBP	649	875
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$487	475
2.710% due 01/25/2060 ~		808	781
3.750% due 05/25/2058 ~		226	223
5.272% due 05/25/2058 •		177	181
5.272% due 10/25/2059 •		123	123
Triton Bond Trust 4.256% due 02/09/2053 •	AUD	491	325
Verus Securitization Trust
5.402% due 05/25/2065 þ		$482	486
5.712% due 01/25/2069 þ		708	714
5.811% due 05/25/2068 þ		147	148
5.850% due 12/25/2067 þ		192	192
6.443% due 08/25/2068 þ		123	124
6.476% due 06/25/2068 þ		245	246
WaMu Mortgage Pass-Through Certificates Trust
5.153% due 02/25/2046 •		5	5
5.153% due 08/25/2046 •		5	4
5.353% due 11/25/2042 •		2	1

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

Wells Fargo Commercial Mortgage Trust 5.793% due 07/15/2037 •		1,000	1,004

Total Non-Agency Mortgage-Backed Securities (Cost $38,550)			37,584

ASSET-BACKED SECURITIES 16.2%
AUTOMOBILE ABS OTHER 0.6%
CarMax Auto Owner Trust 4.992% due 03/15/2027 •		181	181
Chesapeake Funding II LLC 5.622% due 05/15/2035 •		949	953
Ford Credit Floorplan Master Owner Trust A 5.142% due 09/15/2029 •		1,500	1,509
GM Financial Automobile Leasing Trust 4.799% due 05/20/2027 •		639	640
Toyota Lease Owner Trust 4.829% due 02/22/2027 •		464	464

			3,747

AUTOMOBILE SEQUENTIAL 1.8%
BMW Vehicle Lease Trust 5.990% due 09/25/2026		108	109
CarMax Auto Owner Trust 4.590% due 07/17/2028		1,600	1,607
Carvana Auto Receivables Trust 0.800% due 01/10/2027		31	31
Chesapeake Funding II LLC 5.520% due 05/15/2036		587	594
Citizens Auto Receivables Trust
5.540% due 11/16/2026		58	58
5.840% due 01/18/2028		221	222
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		143	143
5.740% due 12/20/2026		1,038	1,044
5.760% due 10/22/2029		316	318
6.400% due 03/20/2030		1,065	1,081
GM Financial Consumer Automobile Receivables Trust 4.880% due 08/16/2028		1,500	1,511
GMF Canada Leasing Trust 4.883% due 12/21/2026	CAD	358	258
Hertz Vehicle Financing III LLC 5.490% due 06/25/2027		$2,100	2,113
Hyundai Auto Receivables Trust 4.530% due 09/15/2027		623	625
Oscar U.S. Funding XV LLC 5.810% due 12/10/2027		592	595
Oscar U.S. Funding XVI LLC 5.480% due 02/10/2027		212	213
SBNA Auto Lease Trust 5.560% due 11/22/2027		900	906

			11,428

CMBS OTHER 0.4%
ACREC LLC 6.380% due 02/19/2038 •		209	209
AREIT Trust 6.385% due 06/17/2039 •		2,102	2,105
LoanCore Issuer Ltd. 5.565% due 07/15/2036 •		146	146
M360 Ltd. 5.750% due 11/22/2038 •		23	23
PFP Ltd. 6.050% due 09/17/2039 •		339	340
Ready Capital Mortgage Financing LLC 6.532% due 10/25/2039 •		3	3

			2,826

CREDIT CARD BULLET 0.6%
Master Credit Card Trust II 5.131% due 01/21/2028 •		4,000	4,006

CREDIT CARD OTHER 1.2%
Golden Credit Card Trust 1.970% due 01/15/2029		2,000	1,949

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

Trillium Credit Card Trust II 4.892% due 12/26/2028 •		5,500	5,507

			7,456

HOME EQUITY OTHER 0.6%
ACE Securities Corp. Home Equity Loan Trust 5.052% due 04/25/2034 •		209	199
Countrywide Asset-Backed Certificates Trust 5.772% due 10/25/2034 •		70	70
Credit Suisse First Boston Mortgage Securities Corp. 3.691% due 08/25/2032 •		1	1
Finance America Mortgage Loan Trust 5.097% due 08/25/2034 •		121	116
Fremont Home Loan Trust 5.007% due 01/25/2035 •		27	27
Long Beach Mortgage Loan Trust 5.247% due 04/25/2035 •		68	68
MASTR Asset-Backed Securities Trust
4.372% due 11/25/2036 •		1	1
4.972% due 09/25/2034 •		111	102
Morgan Stanley ABS Capital I, Inc. Trust 5.172% due 05/25/2034 •		219	233
Renaissance Home Equity Loan Trust
3.434% due 08/25/2033 •		2	2
4.992% due 11/25/2034 •		3	3
Towd Point Mortgage Trust
5.278% due 08/25/2065 þ		1,484	1,494
5.348% due 07/25/2065 þ		192	193
5.848% due 01/25/2064 ~		313	315
6.290% due 05/25/2064 ~		679	688

			3,512

OTHER ABS 11.0%
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		3,300	3,304
Atlas Senior Loan Fund XVIII Ltd. 5.439% due 01/18/2035 •		400	401
Bain Capital Credit CLO Ltd. 5.548% due 07/16/2034 •		1,000	1,001
Bain Capital Euro CLO DAC 2.764% due 01/20/2032 •	EUR	515	605
BlueMountain CLO Ltd. 5.508% due 10/25/2030 •		$522	523
CarVal CLO I Ltd. 5.548% due 07/16/2031 •		1,763	1,765
CCG Receivables Trust 4.480% due 10/14/2032		900	905
Cedar Funding VI CLO Ltd. 5.637% due 04/20/2034 •		2,200	2,204
CIFC Funding Ltd. 5.530% due 10/24/2030 •		733	734
Commonbond Student Loan Trust 2.550% due 05/25/2041		22	21
Dell Equipment Finance Trust 4.690% due 08/22/2030		786	788
Dryden 54 Senior Loan Fund 5.475% due 10/19/2029 •		358	358
Dryden 95 CLO Ltd. 5.244% due 08/20/2034 •		2,400	2,402
ECMC Group Student Loan Trust
5.221% due 02/27/2068 •		262	262
5.471% due 07/25/2069 •		226	226
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		425	381
FirstKey Homes Trust 1.266% due 10/19/2037		1,592	1,584
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •		606	607
Greywolf CLO III Ltd. 5.562% due 04/22/2033 •		2,828	2,836
KKR CLO 36 Ltd. 5.321% due 10/15/2034 •		3,200	3,200
KKR CLO 42 Ltd. 5.349% due 07/20/2034 •		3,100	3,100
KKR CLO 9 Ltd. 5.529% due 07/15/2030 •		59	59
LCM 30 Ltd. 5.667% due 04/20/2031 •		846	848
LCM Loan Income Fund I Ltd. 5.617% due 04/20/2031 •		460	460
Madison Park Funding XLVI Ltd. 5.318% due 10/15/2034 •		2,400	2,403
MMAF Equipment Finance LLC
5.200% due 09/13/2027		879	882

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

5.790% due 11/13/2026		136	136
Navient Private Education Loan Trust 5.165% due 11/15/2068 •		178	178
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		125	118
1.310% due 01/15/2069		311	294
1.690% due 05/15/2069		1,015	960
5.265% due 04/15/2069 •		823	819
Navient Student Loan Trust 6.072% due 03/15/2072 •		518	522
Nelnet Student Loan Trust
0.000% due 05/17/2055 •		2,400	2,418
4.712% due 09/27/2066 •		10	10
5.072% due 08/25/2067 •		348	348
5.171% due 09/27/2038 •		661	659
5.371% due 06/27/2067 •		146	147
Octagon Investment Partners 39 Ltd. 5.475% due 10/20/2030 •		290	290
Pagaya AI Debt Trust 6.660% due 07/15/2031		49	50
Palmer Square European Loan Funding DAC 3.006% due 01/15/2033 •	EUR	892	1,047
Pikes Peak CLO 4 5.528% due 07/15/2034 •		$3,000	3,005
SLM Student Loan Trust 4.921% due 06/25/2043 •		351	346
SMB Private Education Loan Trust
1.340% due 03/17/2053		164	154
1.600% due 09/15/2054		189	179
5.122% due 09/15/2054 •		748	745
5.474% due 07/15/2053 •		1,715	1,712
5.822% due 04/15/2054 •		961	973
5.822% due 03/15/2056 •		246	249
5.924% due 11/15/2052 •		660	667
6.022% due 09/15/2053 •		587	598
6.172% due 10/16/2056 •		268	274
6.222% due 05/16/2050 •		532	540
SoFi Consumer Loan Program Trust 4.820% due 06/25/2034		797	802
Sound Point CLO XXVIII Ltd. 5.598% due 01/25/2032 •		848	850
Stonepeak ABS 2.301% due 02/28/2033		90	87
TIAA CLO IV Ltd. 5.465% due 01/20/2032 •		1,292	1,293
Towd Point Asset Trust 4.950% due 11/20/2061 •		180	180
Tralee CLO V Ltd. 5.405% due 10/20/2034 •		2,400	2,403
Trinitas CLO VI Ltd. 0.000% due 01/25/2034 •(a)		3,100	3,100
UPX HIL Issuer Trust 5.160% due 01/25/2047		288	290
Venture 36 CLO Ltd. 5.717% due 04/20/2032 •		1,500	1,503
Venture XXIX CLO Ltd. 5.463% due 09/07/2030 •		344	345
Venture XXVII CLO Ltd. 5.637% due 07/20/2030 •		521	522
Venture XXVIII CLO Ltd. 5.577% due 07/20/2030 •		234	234
Verdelite Static CLO Ltd. 5.455% due 07/20/2032 •		2,377	2,378
Verizon Master Trust 5.031% due 12/20/2028 •		4,000	4,003
Volvo Financial Equipment LLC 4.560% due 05/17/2027		1,269	1,271
Wellfleet CLO Ltd. 5.505% due 04/20/2034 •		1,700	1,702

			70,260

Total Asset-Backed Securities (Cost $103,017)			103,235

SOVEREIGN ISSUES 0.7%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		3,800	3,860
Israel Government Bonds - Fixed 0.500% due 02/27/2026	ILS	2,200	655

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

Korea National Oil Corp. 4.951% (SOFRRATE + 0.770%) due 03/31/2028 ~	$300	301

Total Sovereign Issues (Cost $4,719)		4,816

SHORT-TERM INSTRUMENTS 3.6%
COMMERCIAL PAPER 2.1%
Air Lease Corp. 4.550% due 10/02/2025	6,900	6,898
Crown Castle, Inc.
4.610% due 10/21/2025 (a)	300	299
4.610% due 10/23/2025	900	897
4.620% due 10/21/2025	1,300	1,297
4.620% due 10/23/2025	1,000	997
HCA, Inc. 4.750% due 10/09/2025	300	300
Keurig Dr. Pepper, Inc. 4.410% due 10/01/2025	2,500	2,500

		13,188

REPURCHASE AGREEMENTS (e) 1.5%		9,300

U.S. TREASURY BILLS 0.0%
4.026% due 12/11/2025 (b)(c)(i)	275	273

Total Short-Term Instruments (Cost $22,762)		22,761

Total Investments in Securities (Cost $595,616)		596,647

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short Asset Portfolio	4,781,763	46,914

Total Short-Term Instruments (Cost $46,857)		46,914

Total Investments in Affiliates (Cost $46,857)		46,914

Total Investments 100.7% (Cost $642,473)		$643,561
Financial Derivative Instruments(f)(h)0.0%(Cost or Premiums, net $(336))		29
Other Assets and Liabilities, net (0.7)%		(4,666)

Net Assets 100.0%		$638,924

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.230%	09/30/2025	10/01/2025	$9,300	U.S. Treasury Notes 1.500% due 08/15/2026	$(9,495)	$9,300	$9,301

Total Repurchase Agreements	$(9,495)	$9,300	$9,301

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(8,484) at a weighted average interest rate of 4.516%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2025	586	$140,578	$(5)	$11	$0
Australia Government 3-Year Bond December Futures	12/2025	295	20,855	(76)	29	(6)
Canada Government 5-Year Bond December Futures	12/2025	262	21,710	257	53	0
U.S. Treasury 5-Year Note December Futures	12/2025	2,316	252,896	(66)	90	0

$110	$183	$(6)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2025	1,032	$(215,067)	$(166)	$0	$(113)
U.S. Treasury 10-Year Note December Futures	12/2025	118	(13,275)	(59)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	58	(6,964)	(187)	33	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	33	(3,798)	(15)	2	0

$(427)	$37	$(113)

Total Futures Contracts	$(317)	$220	$(119)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	900	$5	$(3)	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	10,300	$(50)	$(10)	$(60)	$14	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$101,500	126	23	149	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.920	Annual	02/27/2026	800	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	15,500	0	(208)	(208)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	23,000	(104)	(126)	(230)	0	(13)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	35,566	(14)	55	41	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	116,058	(705)	726	21	0	(58)

$(747)	$462	$(285)	$14	$(105)

Total Swap Agreements	$(742)	$459	$(283)	$14	$(105)

(g)

Securities with an aggregate market value of $1,771 and cash of $7,900 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	2,366	$2,760	$0	$(18)
10/2025	$559	CAD	777	0	0
11/2025	CAD	776	$559	0	0
BRC	10/2025	CHF	15	19	0	0
10/2025	$16	CHF	13	0	0
11/2025	CHF	13	$16	0	0
CBK	10/2025	CAD	464	335	2	0
DUB	10/2025	ILS	210	61	0	(2)
11/2025	$62	ILS	210	2	0
FAR	10/2025	AUD	19,595	$12,710	0	(256)
10/2025	$12,794	AUD	19,595	172	0
10/2025	2,764	EUR	2,366	14	0
11/2025	AUD	19,595	$12,800	0	(172)
11/2025	EUR	2,366	2,770	0	(14)
JPM	10/2025	CAD	1,242	899	6	0
10/2025	$670	CAD	930	0	(2)
MBC	11/2025	770	GBP	573	0	0
02/2026	ILS	2,211	$605	0	(64)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2025 (Unaudited)

SCX	10/2025	$6,422	GBP	4,801	35	0
11/2025	GBP	4,801	$6,423	0	(35)
SSB	10/2025	4,801	6,471	15	0
UAG	10/2025	$69	ILS	231	1	0

Total Forward Foreign Currency Contracts	$247	$(563)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	02/13/2026	196,600	$131	$50
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	139,100	145	151
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	10,800	11	12
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	112,400	119	122

Total Purchased Options	$406	$335

(i)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$502	$196,549	$0	$197,051
Industrials	0	80,756	0	80,756
Utilities	0	25,101	0	25,101
Municipal Bonds & Notes
Louisiana	0	1,854	0	1,854
U.S. Government Agencies	0	111,142	0	111,142
U.S. Treasury Obligations	0	12,347	0	12,347
Non-Agency Mortgage-Backed Securities	0	37,584	0	37,584
Asset-Backed Securities
Automobile ABS Other	0	3,747	0	3,747
Automobile Sequential	0	11,428	0	11,428
CMBS Other	0	2,826	0	2,826
Credit Card Bullet	0	4,006	0	4,006
Credit Card Other	0	7,456	0	7,456
Home Equity Other	0	3,512	0	3,512
Other ABS	3,100	67,160	0	70,260
Sovereign Issues	0	4,816	0	4,816
Short-Term Instruments
Commercial Paper	0	13,188	0	13,188
Repurchase Agreements	0	9,300	0	9,300
U.S. Treasury Bills	0	273	0	273

$3,602	$593,045	$0	$596,647
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,914	$0	$0	$46,914

Total Investments	$50,516	$593,045	$0	$643,561

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	82	152	0	234
Over the counter	0	582	0	582

$82	$734	$0	$816
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(218)	0	(224)
Over the counter	0	(563)	0	(563)

$(6)	$(781)	$0	$(787)

Total Financial Derivative Instruments	$76	$(47)	$0	$29

Totals	$50,592	$592,998	$0	$643,590

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,581	$39,285	$0	$0	$48	$46,914	$1,081	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,955	$30,625	$(35,575)	$(4)	$(1)	$0	$28	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR
SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

Schedule of Investments PIMCO Total Return Portfolio	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Castlelake LP 2.950% due 05/12/2031 «		$6,839	$6,536
Coreweave Compute Acquisition Co. IV LLC TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		200	206
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		430	430
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		1,941	1,975
Pantheon Senior Debt Secondaries III 6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(f)		1,500	1,500
Project Alfa Investindustrial VIII SCSp 4.117% (EUR003M + 2.100%) due 02/27/2026 «~(f)	EUR	945	1,109
Project Fenno
TBD% - 0.500% due 07/10/2028 «µ(f)		1,460	1,713
TBD% - 0.500% (EUR003M + 2.350%) due 07/10/2028 «~(f)		1,466	1,721
Project Flash
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$4,000	4,000
TBD% due 04/30/2030 «~µ		4,000	4,000
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ		4,000	4,000
Project Hudson II 7.730% due 05/29/2026 «		2,300	2,329
Project Nova 7.250% (PRIME) due 08/31/2026 «~		1,000	1,000
Stepstone Group MidCo 2 GmbH 8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		1,097	1,044

Total Loan Participations and Assignments (Cost $31,655)			31,563

CORPORATE BONDS & NOTES 38.8%
BANKING & FINANCE 20.4%
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		6,800	6,811
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		6,450	6,339
3.000% due 10/29/2028		801	772
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030		7,200	7,258
Alexandria Real Estate Equities, Inc. 4.500% due 07/30/2029		4,500	4,519
Ally Financial, Inc.
5.548% due 07/31/2033 •		4,000	4,018
6.848% due 01/03/2030 •		8,000	8,466
American Assets Trust LP 3.375% due 02/01/2031		2,800	2,545
American Express Co.
5.098% due 02/16/2028 •		2,000	2,027
5.645% due 04/23/2027 •		9,000	9,071
American Tower Corp. 2.750% due 01/15/2027		13,400	13,168
Athene Global Funding 5.033% due 07/17/2030		7,100	7,217
Aviation Capital Group LLC 5.375% due 07/15/2029		3,400	3,484
Banco Santander SA
5.552% due 03/14/2028 •		8,200	8,350
5.565% due 01/17/2030		1,100	1,149
6.527% due 11/07/2027 •		4,400	4,508
Bank of America Corp.
1.197% due 10/24/2026 •		5,700	5,689
3.824% due 01/20/2028 •		9,200	9,159
4.376% due 04/27/2028 •		5,250	5,270
4.948% due 07/22/2028 •		3,849	3,905
5.162% due 01/24/2031 •		6,000	6,194
5.202% due 04/25/2029 •		1,100	1,128
5.819% due 09/15/2029 •		9,500	9,936
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •		9,200	9,456
Barclays PLC
4.476% due 11/11/2029 •		5,700	5,711
5.669% (SOFRRATE + 1.490%) due 03/12/2028 ~		3,700	3,739
7.437% due 11/02/2033 •		4,500	5,165

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

BGC Group, Inc. 8.000% due 05/25/2028		5,000	5,340
Blue Owl Finance LLC 3.125% due 06/10/2031		8,100	7,380
BNP Paribas SA
2.871% due 04/19/2032 •		17,000	15,453
5.497% due 05/20/2030 •		8,400	8,690
BPCE SA
5.281% due 05/30/2029		3,500	3,608
6.612% due 10/19/2027 •		8,800	9,001
CaixaBank SA 5.673% due 03/15/2030 •		7,000	7,263
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	4,750
CI Financial Corp. 7.500% due 05/30/2029		4,700	5,011
Citibank NA 4.879% (SOFRINDX + 0.590%) due 04/30/2026 ~		7,000	7,009
Citigroup, Inc. 2.572% due 06/03/2031 •		3,905	3,594
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,000	7,898
5.447% due 03/05/2030 •		9,200	9,531
Corebridge Global Funding 4.650% due 08/20/2027		1,000	1,012
Credit Opportunities Partners LLC 6.740% due 03/20/2030 «(f)		1,800	1,837
Credit Suisse AG AT1 Claim		12,700	1,651
Crown Castle, Inc. 2.100% due 04/01/2031		6,200	5,431
CubeSmart LP 2.250% due 12/15/2028		8,200	7,724
Danske Bank AS
4.298% due 04/01/2028 •		14,000	14,016
5.427% due 03/01/2028 •		4,500	4,578
Deutsche Bank AG
3.547% due 09/18/2031 •		10,800	10,241
5.706% due 02/08/2028 •		600	611
DOC Dr. LLC 4.300% due 03/15/2027		1,550	1,551
EPR Properties 3.750% due 08/15/2029		4,300	4,141
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		6,600	6,588
5.918% due 03/20/2028		1,300	1,323
GA Global Funding Trust 1.950% due 09/15/2028		15,400	14,390
General Motors Financial Co., Inc. 5.617% (SOFRINDX + 1.350%) due 05/08/2027 ~		9,200	9,250
GLP Capital LP/GLP Financing II, Inc. 5.750% due 06/01/2028		7,900	8,125
Goldman Sachs Bank USA 4.929% (SOFRRATE + 0.770%) due 03/18/2027 ~		7,700	7,718
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		5,900	5,858
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		14,000	13,931
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	11,054
GSPA Monetization Trust 6.422% due 10/09/2029		3,559	3,593
HA Sustainable Infrastructure Capital, Inc. 6.150% due 01/15/2031		8,100	8,324
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,561
HSBC Holdings PLC
4.899% due 03/03/2029 •		8,000	8,117
5.546% due 03/04/2030 •		4,500	4,670
6.254% due 03/09/2034 •		4,600	5,011
7.390% due 11/03/2028 •		7,200	7,648
ING Groep NV
3.950% due 03/29/2027		1,000	996
4.625% due 01/06/2026		3,700	3,703
5.066% due 03/25/2031 •		12,000	12,296
Jackson National Life Global Funding 4.550% due 09/09/2030		6,900	6,913
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	16,759
2.182% due 06/01/2028 •		16,000	15,512
5.299% due 07/24/2029 •		9,200	9,481
6.070% due 10/22/2027 •		8,200	8,365
Kilroy Realty LP 3.050% due 02/15/2030		2,200	2,032
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	2,000	2,348

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Lloyds Bank PLC 0.000% due 04/02/2032 þ		$14,200	10,561
Lloyds Banking Group PLC 5.985% due 08/07/2027 •		3,700	3,753
Marsh & McLennan Cos., Inc. 4.650% due 03/15/2030		4,200	4,272
MassMutual Global Funding II
4.300% due 10/22/2027		9,500	9,560
5.050% due 12/07/2027		7,900	8,066
Mid-America Apartments LP 2.750% due 03/15/2030		3,000	2,824
Mitsubishi UFJ Financial Group, Inc. 1.640% due 10/13/2027 •		11,600	11,299
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,536
5.382% due 07/10/2030 •		9,300	9,630
Morgan Stanley
4.654% due 10/18/2030 •		9,200	9,303
5.123% due 02/01/2029 •		6,100	6,232
5.173% due 01/16/2030 •		4,500	4,626
5.449% due 07/20/2029 •		9,200	9,508
Morgan Stanley Bank NA
5.085% (SOFRRATE + 0.865%) due 05/26/2028 ~		5,000	5,020
5.398% (SOFRRATE + 1.080%) due 01/14/2028 ~		9,300	9,350
5.504% due 05/26/2028 •		3,600	3,680
5.882% due 10/30/2026		5,700	5,813
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	14,983
Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,641
6.557% due 10/18/2027 •		8,800	9,002
NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,555
5.778% due 03/01/2035 •		8,500	8,967
NatWest Markets PLC 5.022% due 03/21/2030		6,900	7,089
New York Life Global Funding
4.732% (SOFRRATE + 0.550%) due 06/11/2027 ~		4,900	4,917
4.898% due 01/16/2026 •		7,300	7,308
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		17,000	16,400
Nomura Holdings, Inc.
2.172% due 07/14/2028		500	473
2.679% due 07/16/2030		9,400	8,643
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		7,200	7,260
5.842% due 01/18/2028		4,400	4,551
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		12,000	11,143
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		3,700	2,789
Prologis LP 4.200% due 02/15/2033	CAD	12,800	9,410
Realty Income Corp.
3.250% due 06/15/2029		$900	873
4.625% due 11/01/2025		4,100	4,100
Royal Bank of Canada 4.875% due 01/19/2027		7,200	7,286
Sanders Re III Ltd. 16.224% (BRMMUSDF + 12.320%) due 04/09/2029 ~		10,000	6,250
Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		7,300	7,282
4.858% due 09/11/2030 •		6,375	6,450
Scentre Group Trust 1/Scentre Group Trust 2 3.625% due 01/28/2026		15,900	15,863
Societe Generale SA 6.447% due 01/12/2027 •		6,100	6,130
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		17,000	15,967
5.464% due 01/13/2026		3,200	3,212
5.518% (SOFRRATE + 1.170%) due 07/09/2029 ~		6,700	6,776
Sumitomo Mitsui Trust Bank Ltd. 4.969% (SOFRRATE + 0.750%) due 09/11/2028 ~		3,500	3,513
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	15,512
Toronto-Dominion Bank 2.800% due 03/10/2027		8,000	7,870
UBS Group AG
4.125% due 04/15/2026		10,300	10,302
5.711% due 01/12/2027 •		4,100	4,115
6.442% due 08/11/2028 •		17,900	18,602
6.537% due 08/12/2033 •		7,500	8,276
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,059
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,865
4.808% due 07/25/2028 •		$7,100	7,185

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

6.303% due 10/23/2029 •		11,000	11,653
Wells Fargo Bank NA 5.252% (SOFRRATE + 1.070%) due 12/11/2026 ~		9,100	9,174
Welltower OP LLC 3.100% due 01/15/2030		7,000	6,689

			927,109

INDUSTRIALS 13.1%
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031		7,000	7,018
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		4,200	4,224
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		9,278	9,299
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		9,700	9,772
Amdocs Ltd. 2.538% due 06/15/2030		6,900	6,325
American Airlines Pass-Through Trust
3.000% due 04/15/2030		4,906	4,723
3.250% due 04/15/2030		2,511	2,383
3.500% due 08/15/2033		4,841	4,436
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		1,950	1,953
American Medical Systems Europe BV 3.375% due 03/08/2029	EUR	6,300	7,551
Amgen, Inc. 5.250% due 03/02/2030		$7,300	7,569
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,667
Bayer U.S. Finance II LLC 4.250% due 12/15/2025		4,700	4,696
Bayer U.S. Finance LLC
6.125% due 11/21/2026		2,600	2,646
6.250% due 01/21/2029		5,898	6,205
6.375% due 11/21/2030		4,300	4,597
6.875% due 11/21/2053		500	545
Beignet 6.850% due 06/01/2049 «(b)		52,200	52,200
BMW U.S. Capital LLC 4.750% due 03/21/2028		9,500	9,641
Boeing Co. 2.750% due 02/01/2026		15,500	15,413
Bristol-Myers Squibb Co.
4.900% due 02/22/2027		5,700	5,777
4.900% due 02/22/2029		3,400	3,492
Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,842
3.137% due 11/15/2035		7,063	6,113
3.187% due 11/15/2036		700	598
5.050% due 07/12/2027		8,900	9,055
Centene Corp.
2.450% due 07/15/2028		575	535
3.000% due 10/15/2030		6,400	5,723
4.250% due 12/15/2027		2,800	2,752
Charter Communications Operating LLC/Charter Communications Operating Capital 6.100% due 06/01/2029		7,600	7,977
Cheniere Energy Partners LP 3.250% due 01/31/2032		4,100	3,737
Cigna Group 5.000% due 05/15/2029		7,500	7,697
Conagra Brands, Inc.
5.000% due 08/01/2030		1,300	1,313
5.750% due 08/01/2035		6,900	7,029
CVS Health Corp. 5.000% due 01/30/2029		6,500	6,629
Daimler Truck Finance North America LLC 5.000% due 01/15/2027		3,700	3,740
Duke University 2.682% due 10/01/2044		18,900	13,921
Emory University 2.143% due 09/01/2030		12,700	11,556
Enbridge, Inc. 5.900% due 11/15/2026		2,900	2,952
Energy Transfer LP 6.050% due 12/01/2026		4,400	4,483
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	13,642
EOG Resources, Inc. 4.400% due 07/15/2028		7,800	7,874
Expedia Group, Inc. 3.250% due 02/15/2030 (g)		11,700	11,183
FirstEnergy Pennsylvania Electric Co. 3.250% due 03/15/2028		1,700	1,660

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Fiserv , Inc. 4.550% due 02/15/2031		6,800	6,828
Fox Corp. 4.709% due 01/25/2029		5,600	5,673
General Electric Co. 4.963% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,780
Global Payments, Inc. 1.200% due 03/01/2026		16,000	15,791
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	13,116
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,500	2,663
6.510% due 02/23/2042		4,900	5,317
HCA, Inc.
5.200% due 06/01/2028		1,500	1,536
5.450% due 04/01/2031		2,300	2,391
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		17,000	15,981
Hyundai Capital America
2.100% due 09/15/2028		14,200	13,312
5.300% due 01/08/2029		5,500	5,635
6.500% due 01/16/2029		2,400	2,545
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027		1,276	1,214
Mars, Inc. 4.800% due 03/01/2030		6,400	6,523
Mercedes-Benz Finance North America LLC 4.900% due 11/15/2027		9,000	9,146
MPLX LP 4.000% due 03/15/2028		6,900	6,869
National Football League 5.480% due 10/05/2028 «(f)		2,400	2,463
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		16,600	15,649
NTT Finance Corp.
4.567% due 07/16/2027		400	403
4.620% due 07/16/2028		400	404
4.876% due 07/16/2030		600	610
5.171% due 07/16/2032		1,500	1,537
5.502% due 07/16/2035		400	414
5.643% (SOFRRATE + 1.310%) due 07/16/2030 ~		1,000	1,019
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026		12,100	12,072
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	1,855
Oracle Corp.
4.500% due 05/06/2028		4,900	4,937
4.650% due 05/06/2030		4,900	4,970
4.800% due 08/03/2028		4,000	4,068
Paramount Global 3.700% due 06/01/2028		1,200	1,174
Pfizer Investment Enterprises Pte. Ltd. 4.750% due 05/19/2033		1,700	1,718
Pioneer Natural Resources Co. 5.100% due 03/29/2026		4,600	4,623
Quanta Services, Inc. 4.300% due 08/09/2028		9,800	9,850
RTX Corp. 5.750% due 11/08/2026		6,400	6,508
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 09/20/2029		5,350	5,371
Sutter Health 3.161% due 08/15/2040		13,100	10,366
Synopsys, Inc.
4.650% due 04/01/2028		1,300	1,315
4.850% due 04/01/2030		3,800	3,872
T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	7,992
4.850% due 01/15/2029		5,475	5,586
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	243	365
Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	2,100	1,739
6.500% due 02/09/2034	GBP	400	381
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (d)		16	19
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$578	559
5.800% due 07/15/2037		8,490	8,811
Venture Global LNG, Inc. 9.875% due 02/01/2032		4,500	4,902
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		2,000	2,107
6.750% due 01/15/2036		1,600	1,701
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	2,300	2,778

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

7.750% due 04/15/2032		$1,800	1,893
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,603
4.750% due 11/13/2028		16,100	16,227

			598,324

UTILITIES 5.3%
AES Corp. 3.950% due 07/15/2030		6,400	6,187
Alliant Energy Finance LLC 5.950% due 03/30/2029		4,400	4,606
Ameren Missouri Securitization Funding I LLC 4.850% due 10/01/2041		4,500	4,525
AT&T, Inc. 4.500% due 05/15/2035		15,550	15,031
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		3,100	3,281
DTE Energy Co. 5.100% due 03/01/2029		4,600	4,715
Duke Energy Corp. 3.750% due 04/01/2031	EUR	800	957
Duke Energy Progress LLC 2.000% due 08/15/2031		$12,000	10,559
Edison International
5.450% due 06/15/2029		9,400	9,477
6.250% due 03/15/2030		2,250	2,341
EDP Finance BV 1.710% due 01/24/2028		13,300	12,551
Electricite de France SA
6.000% due 04/22/2064		3,400	3,366
6.250% due 05/23/2033		5,200	5,678
Enel Finance International NV
2.500% due 07/12/2031		17,000	15,188
5.125% due 06/26/2029		8,600	8,813
Eversource Energy 5.950% due 02/01/2029		6,700	7,021
FORESEA Holding SA 7.500% due 06/15/2030		497	487
Georgia Power Co. 5.004% due 02/23/2027		4,000	4,058
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		1,100	1,078
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,100	2,098
National Grid PLC
5.602% due 06/12/2028		3,300	3,418
5.809% due 06/12/2033		3,500	3,734
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		19,000	17,356
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,790	2,487
2.950% due 03/01/2026		1,900	1,887
3.150% due 01/01/2026		2,400	2,393
3.300% due 03/15/2027		3,100	3,060
3.300% due 12/01/2027		200	196
3.300% due 08/01/2040		4,300	3,261
4.200% due 03/01/2029		11,000	10,910
4.250% due 03/15/2046		1,500	1,183
4.550% due 07/01/2030		8,700	8,643
4.650% due 08/01/2028		2,000	2,006
4.750% due 02/15/2044		1,900	1,630
5.450% due 06/15/2027		3,100	3,153
5.700% due 03/01/2035		1,900	1,948
6.400% due 06/15/2033		3,900	4,194
PacifiCorp 5.450% due 02/15/2034		9,300	9,531
Southern California Edison Co.
4.125% due 03/01/2048		950	727
4.650% due 10/01/2043		200	171
5.150% due 06/01/2029		9,200	9,362
5.250% due 03/15/2030		4,300	4,386
Southern California Gas Co. 2.950% due 04/15/2027		11,300	11,135
Southwestern Electric Power Co. 4.100% due 09/15/2028		1,361	1,357
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033		9,200	9,419

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

WEC Energy Group, Inc. 1.375% due 10/15/2027	4,525	4,289

		243,853

Total Corporate Bonds & Notes (Cost $1,792,442)		1,769,286

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.1%
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,694
3.007% due 01/01/2033	2,000	1,828

		6,522

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	6,900	7,163

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,258
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035	6,090	6,279

		8,537

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	6,383

Total Municipal Bonds & Notes (Cost $29,585)		28,605

U.S. GOVERNMENT AGENCIES 43.7%
Federal Home Loan Mortgage Corp.
2.000% due 02/01/2052 - 03/01/2052	20,322	16,434
2.500% due 07/01/2039 - 03/01/2040	781	712
3.000% due 04/01/2052	47,730	42,043
3.500% due 10/01/2025 - 06/01/2048	2,584	2,405
4.000% due 04/01/2029 - 10/01/2052	8,190	7,794
4.500% due 03/01/2029 - 04/01/2029	221	222
5.000% due 02/01/2053 - 06/01/2053	32,812	32,778
5.500% due 10/01/2034 - 01/01/2055	29,811	30,129
6.000% due 02/01/2033 - 04/01/2055	8,150	8,481
6.500% due 10/01/2037	2	2
7.500% due 01/01/2032 - 03/01/2032	11	12
Federal Home Loan Mortgage Corp. REMICS
4.677% due 10/15/2043 •	3,770	3,696
4.810% due 08/15/2040 - 10/15/2040 •	4,837	4,773
5.207% due 05/15/2037 •	153	153
5.656% due 05/25/2054 •	8,081	8,084
6.500% due 04/15/2029	4	4
7.500% due 07/15/2030	1	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.353% due 02/25/2045 •	44	43
Federal National Mortgage Association
2.000% due 02/01/2052 - 03/01/2052	32,865	26,596
2.500% due 02/01/2035	3,216	3,114
3.000% due 09/01/2027 - 04/01/2052	94,070	83,672
3.500% due 12/01/2025 - 09/01/2047	1,036	1,027
4.000% due 01/01/2026 - 10/01/2052	11,598	11,135
4.300% due 11/01/2029	1,500	1,516
4.444% due 10/01/2032 •	24	23
4.500% due 11/01/2025 - 05/01/2053	21,543	21,031
4.842% due 11/01/2035 •	3	3
4.891% due 12/01/2036 •	11	11
5.000% due 01/01/2026 - 07/01/2053	29,961	29,925
5.420% due 06/01/2043 •	124	125
5.421% due 07/01/2044 •	25	25
5.500% due 01/01/2032 - 07/01/2054	19,160	19,448
5.613% due 09/01/2034 •	9	9
5.950% due 04/01/2035 •	96	97
6.000% due 05/01/2033 - 01/01/2054	2,017	2,106
6.227% due 08/01/2035 •	86	87
6.618% due 05/01/2038 •	1,675	1,739
7.000% due 06/01/2032	27	28
7.045% due 09/01/2039 •	6	6
7.465% due 09/01/2035 •	9	10
Federal National Mortgage Association REMICS
1.980% due 08/25/2055 ~(a)	3,012	173
4.523% due 12/25/2036 - 07/25/2037 •	164	161
4.721% due 05/25/2037 •	9	9
4.770% due 06/25/2055 •	628	622
4.881% due 09/25/2035 •	85	84

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.971% due 02/25/2042 •	3,051	3,023
5.000% due 04/25/2033	101	101
5.256% due 09/25/2054 •	8,227	8,238
6.373% due 05/25/2035 ~	16	17
Federal National Mortgage Association Trust 4.821% due 03/25/2044 •	90	90
Federal National Mortgage Association-ACES 2.349% due 01/25/2031 ~(a)	14,941	870
Government National Mortgage Association
2.000% due 04/20/2052	567	469
2.500% due 04/20/2052	10,127	8,729
3.000% due 07/15/2045 - 08/15/2045	914	823
3.500% due 07/20/2052 - 03/20/2053	15,426	14,101
4.000% due 06/15/2049 - 07/20/2055	8,690	8,196
4.500% due 04/20/2048 - 05/20/2048	2,532	2,504
4.750% due 10/20/2029 - 11/20/2029 •	8	8
5.000% due 07/20/2049	372	378
5.625% due 02/20/2027 - 02/20/2032 •	24	24
6.000% due 12/15/2038 - 11/15/2039	7	7
Government National Mortgage Association REMICS
4.695% due 10/20/2043 •	2,771	2,686
4.839% due 01/20/2072 •	348	347
4.916% due 08/20/2066 •	10	10
5.066% due 07/20/2065 - 08/20/2065 •	4,800	4,800
5.189% due 01/20/2073 •	8,531	8,552
5.227% due 06/20/2067 •	127	129
5.236% due 10/20/2066 •	2,062	2,066
5.266% due 06/20/2066 •	917	920
5.269% due 02/20/2073 - 03/20/2073 •	18,638	18,711
5.289% due 01/20/2073 •	7,637	7,654
5.296% due 08/20/2066 •	3,565	3,577
5.359% due 12/20/2073 •	19,028	19,214
5.409% due 12/20/2072 •	6,031	6,103
5.466% due 01/20/2066 •	1,076	1,082
5.592% due 04/20/2067 •	3,330	3,376
7.183% due 09/20/2066 ~	4,672	4,778
Government National Mortgage Association, TBA
2.000% due 11/01/2055	15,300	12,652
4.000% due 11/01/2055	43,600	40,993
4.500% due 10/01/2055 - 11/01/2055	40,400	39,166
5.000% due 10/01/2055 - 11/01/2055	62,425	62,088
6.000% due 11/01/2055	32,060	32,608
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	230,759	202,734
4.000% due 10/01/2055 - 11/01/2055	212,400	200,168
4.500% due 11/01/2055 - 12/01/2055	326,900	316,934
5.000% due 11/01/2055	153,545	152,192
5.500% due 11/01/2055	203,700	205,259
6.000% due 10/01/2055 - 11/01/2055	226,956	231,834

Total U.S. Government Agencies (Cost $2,010,420)		1,988,759

U.S. TREASURY OBLIGATIONS 18.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	75,700	49,419
1.375% due 08/15/2050	21,600	10,867
1.625% due 11/15/2050	6,800	3,650
1.875% due 02/15/2041	69,000	48,536
1.875% due 02/15/2051	50,280	28,731
1.875% due 11/15/2051	11,825	6,692
2.000% due 02/15/2050	35,800	21,416
2.000% due 08/15/2051	30,125	17,657
2.250% due 05/15/2041	19,000	14,086
2.250% due 08/15/2049	64,989	41,496
2.375% due 11/15/2049 (k)	22,158	14,504
2.375% due 05/15/2051	10,093	6,496
2.500% due 02/15/2045	9,800	7,023
2.750% due 08/15/2047	3,800	2,756
2.875% due 05/15/2049	62,500	45,610
3.000% due 05/15/2042 (k)	2,400	1,948
3.000% due 11/15/2044	155,300	121,552
3.000% due 02/15/2048	9,900	7,478
3.000% due 08/15/2048	4,100	3,084
3.000% due 02/15/2049	17,900	13,406
3.125% due 11/15/2041 (i)	20,500	17,082
3.125% due 08/15/2044	30,300	24,270
3.125% due 05/15/2048 (k)	3,500	2,700
3.375% due 05/15/2044 (i)(k)	10,100	8,432
3.375% due 11/15/2048	17,700	14,224
3.625% due 02/15/2044 (k)	2,900	2,518
3.750% due 08/15/2041	27,700	25,182
3.875% due 05/15/2043	4,300	3,896
4.250% due 08/15/2054 (g)	13,300	12,282
4.500% due 11/15/2054	6,100	5,875
4.625% due 05/15/2044	7,100	7,050
4.625% due 05/15/2054	19,600	19,262

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.875% due 08/15/2045 (g)		30,800	31,491
U.S. Treasury Inflation Protected Securities(e)
0.125% due 02/15/2051		50,250	27,906
0.125% due 02/15/2052		5,570	3,022
0.250% due 02/15/2050		13,821	8,186
0.625% due 02/15/2043		1,827	1,389
0.750% due 02/15/2045		27,436	20,479
0.875% due 02/15/2047		5,085	3,759
1.000% due 02/15/2046		545	421
1.000% due 02/15/2049		3,209	2,371
1.375% due 02/15/2044		3,327	2,847
1.500% due 02/15/2053		1,521	1,219
2.125% due 02/15/2054		14,525	13,422
2.375% due 02/15/2055		3,174	3,101
1.250% due 04/15/2028 (i)		88,848	89,205
U.S. Treasury STRIPS
0.000% due 08/15/2040 (a)		3,700	1,838
0.000% due 02/15/2041 (a)		2,700	1,305
0.000% due 05/15/2041 (a)		700	334
0.000% due 08/15/2041 (a)		900	423
0.000% due 05/15/2042 (a)		15,100	6,783
0.000% due 08/15/2042 (a)		6,800	3,011

Total U.S. Treasury Obligations (Cost $1,002,287)			831,692

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Alba PLC 4.275% due 03/17/2039 •	GBP	3,999	5,324
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	1,576
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		14,000	12,399
Banc of America Funding Trust
5.000% due 07/26/2036		19,510	2,738
5.334% due 05/25/2035 ~		76	71
6.000% due 03/25/2037		1,152	915
Banc of America Mortgage Trust 7.022% due 05/25/2033 ~		1	1
BCAP LLC Trust
4.480% due 03/26/2037 þ		80	80
4.692% due 05/25/2047 •		1,042	1,005
Bear Stearns ALT-A Trust
4.714% due 05/25/2036 ~		1,100	523
4.838% due 09/25/2035 ~		331	181
5.425% due 05/25/2035 ~		280	269
Bear Stearns ARM Trust
4.839% due 07/25/2034 ~		147	139
5.028% due 01/25/2035 ~		34	33
5.125% due 01/25/2035 ~		72	65
5.278% due 04/25/2034 ~		153	137
5.391% due 11/25/2034 ~		370	341
5.923% due 01/25/2034 ~		74	71
6.530% due 02/25/2036 •		11	11
6.575% due 04/25/2033 ~		11	11
Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~		430	343
4.972% due 01/26/2036 ~		493	350
Benchmark Mortgage Trust 3.458% due 03/15/2055		15,000	13,902
BIG Commercial Mortgage Trust 5.492% due 02/15/2039 •		12,054	12,024
CD Mortgage Trust 3.431% due 08/15/2050		5,900	5,798
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		1,489	1,481
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		7,389	6,706
Chase Mortgage Finance Trust 4.435% due 01/25/2036 ~		596	537
CHL Mortgage Pass-Through Trust
5.097% due 11/25/2034 ~		266	257
5.388% due 02/20/2035 ~		38	38
6.224% due 02/20/2036 •		40	35
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 ~		107	104
5.500% due 12/25/2035		1,764	857
6.190% due 09/25/2035 •		523	520
6.480% due 10/25/2035 •		28	29
Countrywide Alternative Loan Trust
4.440% due 09/20/2046 •		901	930
4.652% due 09/25/2046 •		4,929	4,824
4.672% due 05/25/2036 •		556	481
5.272% due 08/25/2035 •		2,197	1,159
6.000% due 03/25/2035		7,032	5,558
6.000% due 02/25/2037		5,546	2,159
6.000% due 08/25/2037		4,427	2,602

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Cross Mortgage Trust 6.093% due 04/25/2069 þ		4,028	4,073
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	7,007
CSMC Trust 5.665% due 07/15/2038 •		1,500	1,367
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.572% due 03/25/2037 •		2,019	1,896
4.772% due 02/25/2035 •		66	66
DOLP Trust 2.956% due 05/10/2041		20,100	17,980
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		35	35
Extended Stay America Trust 5.344% due 07/15/2038 •		2,951	2,954
First Horizon Alternative Mortgage Securities Trust 4.601% due 08/25/2035 ~		710	587
First Horizon Mortgage Pass-Through Trust 4.747% due 10/25/2035 ~		451	414
GreenPoint Mortgage Funding Trust 4.632% due 09/25/2046 •		87	81
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		9,079	8,009
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		3,037	2,648
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		10,678	8,884
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		12,891	10,705
GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		80	69
5.191% due 09/25/2035 ~		330	318
HarborView Mortgage Loan Trust
4.688% due 05/19/2035 •		108	105
4.754% due 12/19/2035 ~		1,301	643
4.815% due 07/19/2035 ~		438	326
5.748% due 10/19/2035 •		1,191	858
Hilton USA Trust 2.828% due 11/05/2035		14,400	12,074
IndyMac INDX Mortgage Loan Trust
3.561% due 06/25/2036 ~		3,918	2,681
4.612% due 01/25/2037 •		1,071	966
JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		13,200	12,344
7.235% due 10/05/2040		6,800	7,204
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		12,189	10,939
4.206% due 12/26/2037 ~		4,507	3,967
4.274% due 10/25/2036 ~		1,024	735
4.960% due 08/25/2034 ~		285	283
5.750% due 01/25/2036		313	132
5.824% due 06/25/2035 ~		12	12
5.990% due 07/25/2064 ~		1,516	1,532
JP Morgan Resecuritization Trust 4.747% due 05/26/2036 ~		7,653	5,279
Landmark Mortgage Securities No. 3 PLC 4.463% due 04/17/2044 •	GBP	8,232	10,800
Manhattan West Mortgage Trust 2.130% due 09/10/2039		$16,100	15,352
MASTR Adjustable Rate Mortgages Trust 5.356% due 08/25/2034 ~		1,569	1,188
Merrill Lynch Mortgage Investors Trust 5.087% due 04/25/2035 ~		575	517
MFA Trust 2.479% due 03/25/2065 ~		1,428	1,388
Morgan Stanley Mortgage Loan Trust 5.252% due 07/25/2035 ~		840	684
MortgageIT Trust 4.892% due 12/25/2035 •		429	428
MSSG Trust 3.397% due 09/13/2039		17,400	16,629
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		11,862	10,253
6.864% due 10/25/2063 þ		5,653	5,737
Nomura Resecuritization Trust 4.339% due 11/26/2036 •		13,170	11,580
OBX Trust
3.000% due 01/25/2052 ~		12,300	10,644
6.113% due 03/25/2063 þ		4,037	4,056
One New York Plaza Trust 5.215% due 01/15/2036 •		17,300	17,031
PRET Trust 3.900% due 10/25/2063 ~		2,156	2,088
Prime Mortgage Trust
4.672% due 02/25/2034 •		11	10
4.772% due 02/25/2035 •		190	190

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

RALI Trust
4.472% due 05/25/2037 •		3,561	3,242
5.263% due 12/25/2035 ~		175	154
6.000% due 09/25/2036		362	291
6.500% due 09/25/2036		3,325	1,376
Residential Asset Securitization Trust 4.722% due 10/25/2035 •		773	455
RFMSI Trust 6.000% due 06/25/2037		1,057	845
SFO Commercial Mortgage Trust 5.414% due 05/15/2038 •		13,680	13,593
STARM Mortgage Loan Trust 5.958% due 02/25/2037 ~		497	428
Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/2035 ~		156	155
4.607% due 11/25/2035 ~		3,791	2,445
4.672% due 04/25/2047 •		565	466
Structured Asset Mortgage Investments II Trust 4.748% due 07/19/2035 •		285	281
Structured Asset Mortgage Investments Trust 4.908% due 09/19/2032 •		2	2
Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •		1,730	1,516
5.633% due 03/25/2037 •		419	296
Towd Point Mortgage Funding - Granite 6 PLC 4.978% due 07/20/2053 •	GBP	6,561	8,846
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$11,921	11,471
UWM Mortgage Trust 2.500% due 12/25/2051 ~		12,041	9,962
Verus Securitization Trust 6.338% due 04/25/2069 þ		2,969	3,012
Wachovia Mortgage Loan Trust LLC 6.988% due 05/20/2036 ~		53	52
WaMu Mortgage Pass-Through Certificates Trust
3.411% due 05/25/2037 ~		1,557	1,282
4.206% due 12/25/2036 ~		114	103
4.470% due 12/25/2036 ~		2,933	2,618
4.662% due 07/25/2037 ~		1,824	1,665
4.772% due 02/25/2045 •		3,829	3,842
4.852% due 10/25/2045 •		67	66
5.223% due 01/25/2046 •		314	301
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)	GBP	0	2,001
4.937% due 12/21/2049 •		5,059	6,828
5.636% due 12/21/2049 •		2,259	3,061
6.136% due 12/21/2049 •		1,179	1,588
6.636% due 12/21/2049 •		674	904
7.136% due 12/21/2049 •		674	897
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	4,057

Total Non-Agency Mortgage-Backed Securities (Cost $447,202)			410,433

ASSET-BACKED SECURITIES 9.1%
AUTOMOBILE SEQUENTIAL 0.3%
BMW Vehicle Lease Trust 5.990% due 09/25/2026		689	691
CarMax Auto Owner Trust 4.750% due 10/15/2027		3,086	3,092
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		4,725	4,749
FHF Trust 6.570% due 06/15/2028		312	314
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		4,600	4,712

			13,558

CMBS OTHER 1.6%
ACREC Ltd. 5.400% due 10/16/2036 •		5,583	5,579
Arbor Realty Commercial Real Estate Notes Ltd. 5.822% due 01/15/2037 •		7,469	7,484
AREIT Trust
5.636% due 01/20/2037 •		7,852	7,857
6.385% due 06/17/2039 •		10,133	10,151
FS Rialto Issuer LLC 6.287% due 01/19/2039 •		4,760	4,760
KREF Ltd. 5.584% due 02/17/2039 •		8,368	8,384
LFT CRE Ltd. 5.435% due 06/15/2039 •		5,156	5,169

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

MF1 LLC 6.769% due 09/17/2037 •	5,405	5,413
MF1 Ltd.
5.330% due 10/16/2036 •	5,696	5,700
5.350% due 07/16/2036 •	898	899
5.484% due 02/19/2037 •	10,782	10,795
5.957% due 12/15/2035 •	2,433	2,437
Ready Capital Mortgage Financing LLC 6.532% due 10/25/2039 •	63	63

		74,691

HOME EQUITY OTHER 3.6%
Accredited Mortgage Loan Trust 4.532% due 09/25/2036 •	536	534
ACE Securities Corp. Home Equity Loan Trust
4.512% due 12/25/2036 •	1,786	946
4.572% due 07/25/2036 •	4,590	1,369
4.712% due 08/25/2036 •	9,358	2,110
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.977% due 11/25/2035 •	1,020	1,010
5.382% due 03/25/2035 •	5,011	4,999
Argent Securities Trust
4.572% due 07/25/2036 •	15,088	4,108
4.652% due 03/25/2036 •	4,835	2,710
Bear Stearns Asset-Backed Securities I Trust
4.572% due 11/25/2036 •	2,535	2,521
4.592% due 08/25/2036 •	386	375
C-BASS Trust 4.392% due 11/25/2036 •	264	120
Countrywide Asset-Backed Certificates 5.172% due 09/25/2036 •	1,357	1,292
Countrywide Asset-Backed Certificates Trust
4.265% due 10/25/2046 þ	8,132	6,915
4.552% due 06/25/2047 •	4,924	4,466
4.732% due 05/25/2037 •	4,935	4,574
EMC Mortgage Loan Trust 5.012% due 05/25/2040 •	44	43
Fremont Home Loan Trust
4.332% due 01/25/2037 •	54	25
4.887% due 11/25/2035 •	9,097	8,411
GSAA Home Equity Trust 6.500% due 10/25/2037	8,814	4,890
GSAA Trust 5.995% due 03/25/2046 ~	5,488	1,948
GSAMP Trust 4.452% due 06/25/2036 •	2,583	1,429
Home Equity Loan Trust 4.502% due 04/25/2037 •	4,065	3,976
JP Morgan Mortgage Acquisition Corp.
2.706% due 10/25/2035 •	929	918
4.857% due 05/25/2035 •	558	554
JP Morgan Mortgage Acquisition Trust
4.492% due 08/25/2036 •	1,792	1,348
4.752% due 08/25/2036 •	923	697
Long Beach Mortgage Loan Trust 4.592% due 05/25/2036 •	32,963	9,511
MASTR Asset-Backed Securities Trust 4.752% due 03/25/2036 •	3,185	1,916
Merrill Lynch Mortgage Investors Trust
3.862% due 03/25/2037 þ	3,974	781
4.492% due 07/25/2037 •	2,286	884
4.752% due 08/25/2037 •	2,086	1,026
Morgan Stanley ABS Capital I, Inc. Trust
4.452% due 05/25/2037 •	6,159	5,605
4.572% due 06/25/2036 •	3,488	1,750
4.572% due 07/25/2036 •	5,622	2,042
4.772% due 08/25/2036 •	9,768	4,906
New Century Home Equity Loan Trust 5.157% due 05/25/2034 •	6,609	6,844
Newcastle Mortgage Securities Trust 4.992% due 03/25/2036 •	6,757	6,724
NovaStar Mortgage Funding Trust 4.752% due 11/25/2036 •	2,284	707
Option One Mortgage Loan Trust
4.412% due 03/25/2037 •	3,209	2,950
4.492% due 05/25/2037 •	6,956	4,201
Option One Mortgage Loan Trust Asset-Backed Certificates 4.962% due 11/25/2035 •	5,907	5,720
Ownit Mortgage Loan Trust
4.492% due 09/25/2037 •	1,708	763
4.737% due 05/25/2037 •	17,281	14,381
4.752% due 09/25/2037 •	8,399	3,750
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.397% due 03/25/2035 •	1,115	1,101

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,617	3,779
Residential Asset Securities Corporation Trust
4.872% due 02/25/2036 •		1,974	1,974
4.932% due 12/25/2035 •		1,845	1,628
Securitized Asset-Backed Receivables LLC Trust 4.532% due 05/25/2037 •		583	452
SG Mortgage Securities Trust 4.812% due 02/25/2036 •		1,901	939
Soundview Home Loan Trust
4.492% due 02/25/2037 •		7,298	1,947
5.172% due 10/25/2037 •		11,239	8,755
Structured Asset Securities Corp. Mortgage Loan Trust 5.172% due 05/25/2037 •		1,984	1,954
Wachovia Mortgage Loan Trust LLC 4.962% due 10/25/2035 •		4,119	3,806
WaMu Asset-Backed Certificates WaMu Trust
4.572% due 01/25/2037 •		2,379	1,085
4.772% due 04/25/2037 •		4,659	1,691

			165,860

HOME EQUITY SEQUENTIAL 0.1%
JP Morgan Mortgage Acquisition Trust 4.532% due 03/25/2037 •		391	388
Saxon Asset Securities Trust 4.612% due 10/25/2046 •		1,794	1,767

			2,155

WHOLE LOAN COLLATERAL 0.2%
Citigroup Mortgage Loan Trust, Inc. 7.250% due 05/25/2036 þ		2,277	1,129
Lehman XS Trust 4.625% due 06/25/2036 •		177	190
Specialty Underwriting & Residential Finance Trust 4.572% due 11/25/2037 •		10,830	5,970

			7,289

OTHER ABS 3.3%
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		8,800	8,811
Avoca CLO XXV DAC 2.986% due 10/15/2034 •	EUR	5,000	5,878
Bain Capital Credit CLO Ltd.
5.482% due 04/22/2035 •		$3,350	3,357
5.482% due 07/17/2035 •		10,250	10,288
Benefit Street Partners CLO XXII Ltd. 5.475% due 04/20/2035 •		7,500	7,526
Catamaran CLO Ltd. 5.694% due 04/22/2030 •		1,564	1,566
Cumulus Static CLO DAC 3.236% due 11/15/2033 •	EUR	6,456	7,583
Dryden 54 Senior Loan Fund 5.475% due 10/19/2029 •		$3,294	3,296
Dryden XXVI Senior Loan Fund 5.479% due 04/15/2029 •		1,921	1,922
ICG U.S. CLO Ltd. 5.475% due 10/20/2034 •		5,700	5,707
Invesco CLO Ltd. 5.441% due 07/20/2035 •		13,300	13,354
Invesco Euro CLO I DAC 2.676% due 07/15/2031 •	EUR	2,535	2,979
KKR CLO 41 Ltd. 5.648% due 04/15/2035 •		$7,000	7,027
Man GLG Euro CLO V DAC 2.704% due 12/15/2031 •	EUR	4,109	4,830
Marble Point CLO XXII Ltd. 5.538% due 07/25/2034 •		$10,700	10,714
Nelnet Student Loan Trust
0.000% due 06/22/2065 •		4,700	4,707
4.670% due 06/22/2065		5,900	5,885
6.589% due 02/20/2041 •		2,210	2,258
6.640% due 02/20/2041		2,360	2,448
Octagon Investment Partners 39 Ltd. 5.475% due 10/20/2030 •		2,664	2,666
Pagaya AI Debt Trust 6.258% due 10/15/2031		3,110	3,129
Rockford Tower CLO Ltd. 5.475% due 07/20/2035 •		7,050	7,077
Romark CLO V Ltd. 5.476% due 01/15/2035 •		13,000	13,050
T-Mobile U.S. Trust 5.050% due 09/20/2029		9,200	9,286

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Venture 33 CLO Ltd. 5.639% due 07/15/2031 •		1,941	1,943
Venture XXVII CLO Ltd. 5.637% due 07/20/2030 •		2,591	2,592

			149,879

Total Asset-Backed Securities (Cost $452,866)			413,432

SOVEREIGN ISSUES 9.4%
Australia Government Bonds 2.750% due 06/21/2035	AUD	17,800	10,343
Brazil Government International Bonds 6.125% due 03/15/2034		$9,200	9,425
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	108,800	19,097
Chile Government International Bonds 0.830% due 07/02/2031	EUR	14,400	14,815
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	6,500	4,931
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$10,700	10,869
European Union 2.875% due 10/05/2029	EUR	17,800	21,254
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (e)		18,570	22,093
Ivory Coast Government International Bonds 5.875% due 10/17/2031		6,200	7,256
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	886,000	4,594
Japan Government Thirty Year Bonds
2.300% due 12/20/2054		1,560,000	9,000
2.400% due 03/20/2055		1,769,400	10,426
2.800% due 06/20/2055		1,240,000	7,947
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,040,000	12,645
2.400% due 03/20/2045		1,140,000	7,509
Korea Development Bank 5.019% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,912
Kuwait International Bonds
4.016% due 10/09/2028 (b)		2,500	2,500
4.136% due 10/09/2030 (b)		2,500	2,500
4.652% due 10/09/2035 (b)		1,900	1,900
Mexico Government International Bonds
3.500% due 09/19/2029	EUR	3,200	3,779
4.500% due 03/19/2034		3,200	3,818
5.125% due 03/19/2038		1,300	1,555
6.000% due 05/07/2036		$2,700	2,766
Peru Government Bonds
6.850% due 08/12/2035	PEN	9,950	3,031
7.300% due 08/12/2033		69,060	22,182
Peru Government International Bonds
6.150% due 08/12/2032		26,040	7,950
6.950% due 08/12/2031		22,241	7,095
Province of British Columbia 4.150% due 06/18/2034	CAD	3,100	2,326
Province of Ontario 3.800% due 12/02/2034		7,500	5,463
Province of Quebec 4.450% due 09/01/2034		28,700	21,979
Republic of Poland Government International Bonds 5.125% due 09/18/2034		$4,600	4,713
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	21,300	979
7.000% due 02/28/2031		118,900	6,531
8.500% due 01/31/2037		72,600	3,874
8.750% due 01/31/2044		5,390	272
8.750% due 02/28/2048		12,000	601
8.875% due 02/28/2035		459,180	26,122
9.000% due 01/31/2040		17,900	949
Republic of South Africa Government International Bonds 7.100% due 11/19/2036		$3,000	3,133
Romania Government International Bonds 3.624% due 05/26/2030	EUR	14,000	15,799
Saudi Government International Bonds
4.750% due 01/18/2028		$9,700	9,844
4.750% due 01/16/2030		9,200	9,405
5.125% due 01/13/2028		3,200	3,270
U.K. Gilts
0.500% due 10/22/2061	GBP	1,700	559
3.750% due 03/07/2027		45,000	60,321

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

4.375% due 07/31/2054		15,295	17,222

Total Sovereign Issues (Cost $419,127)			426,554

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holdings Luxembourg SA«(f)		48,286	1,047
Foresea Holdings SA«		142,284	3,082

Total Common Stocks (Cost $3,811)			4,129

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
NIGERIA TREASURY BILLS 0.1%
32.258% due 06/11/2026 - 06/29/2026 ~(c)(d)	NGN	7,295,946	4,313

U.S. TREASURY BILLS 0.0%
4.257% due 11/12/2025 - 11/28/2025 (c)(d)(k)		$526	523

Total Short-Term Instruments (Cost $4,444)			4,836

Total Investments in Securities (Cost $6,193,839)			5,909,289

		SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short Asset Portfolio		17,043,986	167,219
PIMCO Short-Term Floating NAV Portfolio III		2,890	28

Total Short-Term Instruments (Cost $169,601)			167,247

Total Investments in Affiliates (Cost $169,601)			167,247

Total Investments 133.5% (Cost $6,363,440)			$6,076,536
Financial Derivative Instruments(h)(j)0.2%(Cost or Premiums, net $21,247)			10,146
Other Assets and Liabilities, net (33.7)%			(1,534,293)

Net Assets 100.0%			$4,552,389

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	$1,800	$1,837	0.04%
Drillco Holdings Luxembourg SA	06/08/2023	966	1,047	0.02
National Football League 5.480% due 10/05/2028	03/14/2024	2,400	2,463	0.05
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	1,500	1,500	0.03
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	980	1,109	0.02
Project Fenno 0.000% due 07/10/2028	07/16/2025	3,393	3,434	0.08

$11,039	$11,390	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.050%	09/19/2025	10/31/2025	$(447)	$(448)
BRC	4.150	10/01/2025	10/06/2025	(9,145)	(9,145)
4.250	09/30/2025	10/01/2025	(3,193)	(3,193)
BSN	4.380	09/25/2025	10/02/2025	(5,088)	(5,091)
DEU	4.250	09/22/2025	10/17/2025	(185)	(185)
4.260	09/19/2025	10/10/2025	(1,019)	(1,020)
4.340	09/24/2025	10/01/2025	(6,004)	(6,010)
JPS	4.000	09/19/2025	10/31/2025	(347)	(348)
4.130	09/30/2025	10/01/2025	(823)	(823)

Total Reverse Repurchase Agreements	$(26,263)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$60,900	$(49,082)	$(49,102)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2055	43,700	(41,238)	(41,191)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2055	18,616	(19,024)	(19,021)

Total Short Sales (2.4)%	$(109,344)	$(109,314)

(g)	Securities with an aggregate market value of $17,118 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(7,728) at a weighted average interest rate of 4.353%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	321	$321	$(60)	$(65)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	239	239	(54)	(51)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	156	156	(57)	(35)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	44	44	(10)	(13)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	112	112	(51)	(12)

$(232)	$(176)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	133	$133	$(25)	$(15)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	215	215	(54)	(29)

$(79)	$(44)

Total Written Options	$(311)	$(220)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2025	196	$14,701	$(45)	$101	$0
Canada Government 10-Year Bond December Futures	12/2025	564	49,628	1,030	223	0
Euro-Bobl December Futures	12/2025	21	2,905	1	4	0
Long Guilt December Futures	12/2025	152	18,570	77	80	(10)
U.S. Treasury 2-Year Note December Futures	12/2025	91	18,964	33	10	0
U.S. Treasury 5-Year Note December Futures	12/2025	4,668	509,724	818	182	0
U.S. Treasury 10-Year Note December Futures	12/2025	4,065	457,313	2,771	0	(64)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	285	34,218	881	0	(160)

$5,566	$600	$(234)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund December Futures	12/2025	162	$(24,454)	$(113)	$6	$(65)
U.S. Treasury Long-Term Bond December Futures	12/2025	39	(4,547)	(101)	10	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	870	(100,118)	(1,054)	54	0

$(1,268)	$70	$(65)

Total Futures Contracts	$4,298	$670	$(299)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	10,200	$60	$(37)	$23	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2027	0.352	$4,400	(195)	258	63	1	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.528	600	(11)	22	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648	21,100	361	(4)	357	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	5,300	36	1	37	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271	7,000	44	(6)	38	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528	3,900	86	(5)	81	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391	6,700	(24)	132	108	0	(1)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		1,700	(4)	34	30	0	0

							$353	$395	$748	$2	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly		12/20/2030		$3,200	$71	$3	$74	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,900	$(77)	$(9)	$(86)	$21	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	9,440,000	(1,744)	1,797	53	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		$47,480	0	(247)	(247)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		25,600	0	(246)	(246)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		70,530	(1,307)	601	(706)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		6,100	(12)	(87)	(99)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		56,100	803	(310)	493	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		58,120	0	(49)	(49)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		27,500	0	(144)	(144)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		91,500	0	(608)	(608)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		3,200	0	(27)	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		7,400	0	(65)	(65)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		6,300	0	(57)	(57)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,400	0	(89)	(89)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		20,676	(28)	(307)	(335)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		16,930	0	(191)	(191)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,600	(12)	(57)	(69)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		4,100	(12)	(93)	(105)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		6,900	(20)	(130)	(150)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		580	(2)	(8)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		16,100	(115)	(111)	(226)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		19,241	(220)	99	(121)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		3,100	(9)	36	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		69,300	14,010	13,079	27,089	189	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		112,375	3,182	5,648	8,830	320	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		5,500	0	193	193	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,300	336	1,104	1,440	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		3,800	0	208	208	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		1,900	0	100	100	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		2,100	0	53	53	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		31,300	2,919	932	3,851	90	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	54,600	0	(376)	(376)	0	(2)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		218,600	0	(1,459)	(1,459)	0	(6)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		16,700	0	(15)	(15)	0	(3)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		162,000	1	(145)	(144)	0	(29)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		10,700	0	(6)	(6)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		39,500	0	34	34	0	(4)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		162,900	0	132	132	0	(17)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		89,200	(1)	(26)	(27)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		9,400	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		12,900	0	1	1	1	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		118,900	(3)	65	62	13	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	49,600	(636)	1,462	826	22	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	99	102	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	26,500	(326)	804	478	70	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		100	(1)	2	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,900	(396)	635	239	39	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		24,000	110	279	389	73	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		15,500	(17)	(155)	(172)	50	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	32,000	(174)	(934)	(1,108)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(618)	(719)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	226	(289)	2	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		3,600	0	20	20	0	(4)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		4,000	0	21	21	0	(4)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		3,700	(8)	(2)	(10)	0	(5)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		2,900	(5)	4	(1)	0	(4)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		2,700	(7)	(11)	(18)	8	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,600	(4)	(3)	(7)	5	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		21,400	5	25	30	72	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		20,880	(298)	(86)	(384)	0	(163)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	64,600	3	64	67	4	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	46,600	(413)	(1,418)	(1,831)	0	(89)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		4,800	17	(87)	(70)	0	(10)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		3,400	0	10	10	0	(8)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		25,800	25	(338)	(313)	0	(58)

							$14,951	$19,218	$34,169	$1,161	$(611)

Total Swap Agreements							$15,375	$19,616	$34,991	$1,163	$(616)

(i)

Securities with an aggregate market value of $77,880 and cash of $11,269 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Future styled option variation margin asset of $21 and liability of $(4) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		10/2025		EUR	113,535		$132,422		$0		$(875)
		10/2025			$76,077		CAD	105,838	0		(24)
		11/2025		CAD	105,671		$76,077		24		0
BOA		10/2025		JPY	10,964		75		1		0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

	10/2025	PEN	1,292		370	0	(2)
	10/2025	SGD	5		4	0	0
	10/2025		$581	ILS	1,953	9	0
	10/2025		1,340	INR	118,534	0	(7)
	10/2025		637	JPY	95,442	8	0
	10/2025		733	KRW	1,014,182	0	(10)
	10/2025		1,214	NZD	2,109	8	0
	10/2025		341	PLN	1,227	0	(4)
	11/2025	EUR	1,265		$1,488	0	0
	11/2025	JPY	95,112		637	0	(8)
	11/2025	NZD	2,109		1,216	0	(8)
	11/2025		$408	ILS	1,364	4	0
	11/2025	ZAR	239,139		$13,742	0	(58)
BPS	10/2025	BRL	96,911		18,219	13	(2)
	10/2025	CNH	19,243		2,702	1	0
	10/2025	EUR	2,388		2,820	16	0
	10/2025	IDR	74,448,698		4,495	40	(8)
	10/2025	INR	121,782		1,383	13	0
	10/2025	KRW	3,621,491		2,610	30	0
	10/2025	TWD	299,121		9,950	130	(6)
	10/2025		$17,873	BRL	96,911	336	0
	10/2025		5,331	IDR	87,926,534	0	(61)
	10/2025		13,370	INR	1,182,557	0	(68)
	10/2025		744	JPY	110,574	4	0
	10/2025		4,675	KRW	6,455,841	0	(75)
	10/2025		2,484	PLN	9,042	4	(1)
	11/2025	IDR	17,212,709		$1,030	0	(1)
	11/2025	INR	104,141		1,170	0	0
	11/2025	JPY	110,190		744	0	(4)
	11/2025	KRW	897,162		640	0	0
	11/2025		$131	BRL	700	0	0
	11/2025		711	ILS	2,388	10	0
	12/2025	TWD	17,675		$589	6	0
	12/2025		$1,456	IDR	24,486,989	9	0
	12/2025		148	MXN	2,743	1	0
	04/2026	BRL	16,000		$2,801	0	(77)
BRC	10/2025	CHF	4,214		5,280	0	(14)
	10/2025	IDR	392,916		24	0	0
	10/2025	TRY	25,979		624	0	0
	10/2025	TWD	225,714		7,469	56	0
	10/2025		$1,969	CHF	1,579	15	0
	10/2025		4	NOK	43	0	0
	10/2025		1,947	PLN	7,120	11	0
	10/2025		15,606	TRY	672,891	273	0
	11/2025	EUR	1,026		$1,208	1	0
	11/2025	NOK	43		4	0	0
	11/2025		$5,280	CHF	4,198	14	0
	11/2025		23,791	TRY	1,037,863	326	0
	11/2025	ZAR	19,702		$1,119	0	(18)
	12/2025		$99	MXN	1,836	0	0
	12/2025		1,253	TRY	55,129	2	0
BSH	10/2025	BRL	28,500		$5,359	4	0
	10/2025		$5,241	BRL	28,500	114	0
	10/2025		358	NZD	618	0	0
	11/2025	NZD	618		$359	0	0
	12/2025	PEN	17,465		4,812	0	(210)
	12/2025		$289	PEN	1,029	7	0
	01/2026	PEN	18,642		$5,210	0	(143)
	02/2026		18,899		5,405	0	(18)
	04/2026	BRL	30,500		5,370	0	(116)
CBK	10/2025	AUD	14,383		9,555	46	(8)
	10/2025	CAD	122		87	0	0
	10/2025	CNH	97,213		13,688	44	0
	10/2025	DKK	7,921		1,237	0	(9)
	10/2025	EUR	8,819		10,379	26	0
	10/2025	GBP	8,081		10,906	38	0
	10/2025	IDR	45,417,871		2,738	22	(7)
	10/2025	INR	1,300,943		14,640	7	0
	10/2025	NOK	333		33	0	0
	10/2025	PEN	17,266		4,942	0	(29)
	10/2025	SGD	6,738		5,250	26	0
	10/2025	THB	2,072		64	0	0
	10/2025	TWD	354,524		11,919	271	0
	10/2025		$1,107	EUR	947	5	0
	10/2025		2,908	IDR	47,807,079	0	(43)
	10/2025		5,706	INR	501,273	0	(68)
	10/2025		424	NOK	4,224	0	0
	10/2025		1,515	SEK	14,375	12	0
	10/2025		12	SGD	15	0	0
	10/2025		3,179	TWD	96,753	2	(4)
	10/2025	ZAR	4,887		$282	0	(1)
	11/2025	NOK	4,223		423	0	0
	11/2025	SGD	15		12	0	0
	11/2025		$87	CAD	122	0	0
	11/2025		506	ILS	1,695	6	0
	11/2025		14,640	INR	1,303,610	0	(7)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

	11/2025	ZAR	35,235		$2,030	0	(3)
	12/2025	PEN	30,154		8,640	0	(28)
	12/2025	TWD	66,984		2,215	5	(1)
	12/2025		$1,505	IDR	25,288,941	8	0
	01/2026	TWD	29,078		$964	1	0
DUB	10/2025	CNH	41,234		5,799	12	0
	10/2025	IDR	20,695,821		1,263	22	0
	10/2025	INR	189,969		2,138	2	0
	10/2025	KRW	1,230,751		888	11	0
	10/2025	SGD	16,997		13,262	85	0
	10/2025		$2,162	ILS	7,387	68	0
	10/2025		2,752	INR	243,365	0	(15)
	11/2025	ILS	7,383		$2,162	0	(67)
	11/2025	INR	15,037		169	0	0
	11/2025		$2,138	INR	190,346	0	(2)
	11/2025	ZAR	47,577		$2,718	0	(27)
	02/2026	PEN	7,719		2,170	0	(45)
FAR	10/2025	AUD	33,704		21,862	0	(440)
	10/2025	CHF	755		948	0	(1)
	10/2025	CNH	17,978		2,532	9	0
	10/2025	JPY	4,355,600		29,628	175	0
	10/2025	SGD	10		8	0	0
	10/2025		$31,836	AUD	48,760	429	0
	10/2025		5,418	INR	477,894	0	(43)
	10/2025		3,603	PLN	13,156	16	0
	10/2025		49,916	SGD	64,286	0	(79)
	11/2025	AUD	48,760		$31,851	0	(429)
	11/2025	SGD	64,124		49,916	75	0
	11/2025		$948	CHF	752	1	0
	12/2025	MXN	332		$18	0	0
	12/2025		$34,892	BRL	195,693	1,353	0
	12/2025		15,893	MXN	301,369	430	0
GLM	10/2025	BRL	167,634		$29,388	0	(2,109)
	10/2025	CHF	134		168	0	(1)
	10/2025	CNH	1,417		199	0	0
	10/2025	IDR	24,589,785		1,474	1	0
	10/2025	KRW	3,642,923		2,581	0	(16)
	10/2025	SGD	257		201	1	0
	10/2025		$31,291	BRL	167,634	222	(16)
	10/2025		1,230	IDR	20,324,045	0	(11)
	10/2025		1,552	INR	136,184	0	(20)
	10/2025		2,581	KRW	3,644,079	16	0
	10/2025		6,897	PLN	25,089	4	0
	11/2025		130	ILS	434	1	0
	11/2025	ZAR	15,697		$906	0	0
	12/2025	IDR	287,674		17	0	0
	12/2025	MXN	1,491		79	0	(2)
	12/2025		$14,800	BRL	80,158	46	0
	12/2025		1,452	IDR	24,282,924	0	0
	04/2026	BRL	62,300		$10,983	1	(224)
IND	10/2025	AUD	673		440	0	(6)
	10/2025		$1,348	DKK	8,621	8	0
	11/2025	DKK	8,601		$1,348	0	(8)
JPM	10/2025	BRL	440		81	0	(2)
	10/2025	CAD	93,800		67,876	473	0
	10/2025	EUR	1,265		1,483	0	(2)
	10/2025	IDR	41,266,960		2,472	0	(2)
	10/2025	KRW	2,130,171		1,537	18	0
	10/2025	PEN	1,470		420	0	(4)
	10/2025	SGD	1,199		933	3	0
	10/2025		$83	BRL	440	0	0
	10/2025		939	DKK	5,978	1	0
	10/2025		4,809	IDR	79,721,820	1	(31)
	10/2025		628	ILS	2,107	9	0
	10/2025		1,283	PLN	4,716	14	0
	10/2025		302	TWD	9,162	0	(1)
	11/2025	DKK	5,964		$939	0	(1)
	11/2025	ILS	998		299	0	(2)
	11/2025	ZAR	42,131		2,404	0	(28)
MBC	10/2025	CAD	50		37	0	0
	10/2025	CHF	137		172	0	0
	10/2025	CNH	20,983		2,952	7	0
	10/2025	EUR	8,799		10,420	90	0
	10/2025	IDR	2,048,634		124	2	0
	10/2025	JPY	7,795		53	0	0
	10/2025	KRW	7,112,330		5,098	30	0
	10/2025	SEK	21,353		2,227	0	(41)
	10/2025	SGD	38,666		30,171	197	0
	10/2025	THB	4,897		152	1	0
	10/2025		$4,615	CHF	3,661	0	(16)
	10/2025		3,562	CNH	25,376	0	(1)
	10/2025		10,381	EUR	8,826	0	(19)
	10/2025		8,223	GBP	6,081	3	(47)
	10/2025		368	JPY	54,802	2	0
	10/2025		3,880	KRW	5,419,054	0	(17)
	10/2025		4	NOK	44	0	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

10/2025	520	THB	16,835	0	0
11/2025	CNH	25,316	$3,562	1	0
11/2025	JPY	93,691	634	0	(2)
11/2025	NOK	44	4	0	0
11/2025	$249	ILS	827	1	0
12/2025	187	MXN	3,552	5	0
MYI	10/2025	BRL	13,900	$2,286	0	(326)
10/2025	CAD	320	230	0	0
10/2025	CNH	21,184	2,977	4	0
10/2025	IDR	8,287,596	503	7	0
10/2025	JPY	48,481	329	1	0
10/2025	$2,614	BRL	13,900	0	(2)
10/2025	14,004	JPY	2,090,607	133	0
10/2025	0	NOK	1	0	0
10/2025	1,354	PLN	4,903	0	(6)
10/2025	1,793	TWD	54,027	0	(18)
11/2025	JPY	2,083,372	$14,004	0	(133)
11/2025	NOK	1	0	0	0
12/2025	TWD	53,676	1,793	21	0
NGF	10/2025	KRW	2,821,481	2,029	18	0
10/2025	$1,087	IDR	17,995,828	0	(9)
11/2025	4,131	TRY	180,125	29	0
12/2025	2,296	100,663	7	0
SCX	10/2025	CNH	15,406	$2,168	6	0
10/2025	DKK	6,678	1,040	0	(11)
10/2025	IDR	26,014,677	1,558	0	(1)
10/2025	INR	135,575	1,525	0	0
10/2025	JPY	248,216	1,688	10	0
10/2025	PEN	5,908	1,685	0	(16)
10/2025	SGD	429	336	4	0
10/2025	TWD	171,974	5,803	153	0
10/2025	$230	CAD	320	0	0
10/2025	126,655	GBP	94,688	691	0
10/2025	1,214	IDR	19,965,567	0	(18)
10/2025	2,680	INR	236,616	0	(19)
11/2025	CAD	320	$230	0	0
11/2025	GBP	94,688	126,677	0	(691)
11/2025	JPY	451	3	0	0
11/2025	$1,356	INR	120,789	0	0
12/2025	1,558	IDR	26,080,427	2	0
SOG	10/2025	JPY	2,272,895	$15,455	86	0
10/2025	NZD	2,727	1,589	8	0
10/2025	$145,551	EUR	123,768	0	(241)
10/2025	30,597	JPY	4,552,815	189	0
10/2025	14	NOK	143	0	0
11/2025	EUR	123,768	$145,843	242	0
11/2025	JPY	4,537,070	30,597	0	(190)
11/2025	NOK	143	14	0	0
SSB	10/2025	GBP	92,688	124,936	280	0
UAG	10/2025	CAD	11,866	8,588	61	0
10/2025	ILS	12,189	3,654	0	(26)
10/2025	NOK	4,122	405	0	(8)
10/2025	$217	ILS	742	7	0
10/2025	62	INR	5,504	0	0
10/2025	1,561	PLN	5,658	0	(4)
10/2025	520	THB	16,828	0	0
10/2025	283	ZAR	4,887	0	0
10/2025	ZAR	4,889	$283	0	0
11/2025	ILS	741	217	0	(7)
11/2025	ZAR	21,431	1,216	0	(21)
12/2025	$4,061	MXN	77,321	127	0

Total Forward Foreign Currency Contracts	$7,941	$(7,550)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC EUR versus USD	$1.122	10/14/2025	491	$60	$1
Put - OTC EUR versus USD	1.110	11/26/2025	4,283	18	1
BRC	Put - OTC AUD versus USD	0.623	10/14/2025	3,316	10	0
Put - OTC EUR versus USD	1.132	10/10/2025	22,986	83	1
Call - OTC USD versus SEK	SEK	10.200	11/26/2025	9,136	57	4
GLM	Put - OTC AUD versus USD	$0.625	10/08/2025	11,281	43	0
Put - OTC EUR versus USD	1.129	10/14/2025	22,536	87	1
Put - OTC EUR versus USD	1.100	12/17/2025	1,042	119	21
MBC	Put - OTC AUD versus USD	0.618	10/10/2025	12,109	32	0
Put - OTC EUR versus USD	1.098	12/23/2025	1,212	141	24
MYI	Put - OTC EUR versus USD	1.145	10/08/2025	22,273	139	2
Put - OTC EUR versus USD	1.110	11/24/2025	24,426	115	8
Call - OTC USD versus SEK	SEK	10.125	10/14/2025	2,074	11	0

Total Purchased Options	$915	$63

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	6,200	$(19)	$(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	6,200	(17)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	8,500	(22)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	6,200	(17)	(38)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	8,500	(22)	(33)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	6,500	(17)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	6,500	(17)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	4,400	(10)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	4,400	(10)	(10)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	8,600	(26)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	8,600	(25)	(29)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	8,800	(30)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	8,800	(30)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	5,800	(18)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	5,800	(18)	(10)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	6,200	(17)	(22)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	6,200	(17)	(10)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	3,700	(10)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	3,700	(10)	(1)

Total Written Options	$(352)	$(169)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.394%	$14,400	$(708)	$817	$109	$0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	2,500	(120)	123	3	0
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	500	(45)	45	0	0
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	4,900	(225)	240	15	0
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	3,000	(148)	157	9	0
Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	700	(25)	26	1	0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	3,500	(169)	195	26	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	2,647	0	34	34	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	1,294	0	17	17	0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	5,200	(236)	275	39	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	3,600	(135)	140	5	0
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	1,600	(143)	142	0	(1)
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	2,500	(21)	24	3	0
JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	500	(19)	20	1	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

MYC	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	17,500	(837)	969	132	0

$(2,831)	$3,224	$394	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	14,110	$2,725	$198	$2,923	$0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	11,500	2,299	84	2,383	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	16,719	3,427	37	3,464	0

$8,451	$319	$8,770	$0

Total Swap Agreements	$5,620	$3,543	$9,164	$(1)

(k)

Securities with an aggregate market value of $3,742 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,044	$30,519	$31,563
Corporate Bonds & Notes
Banking & Finance	0	922,924	4,185	927,109
Industrials	0	543,661	54,663	598,324
Utilities	0	243,853	0	243,853
Municipal Bonds & Notes
Illinois	0	6,522	0	6,522
Louisiana	0	7,163	0	7,163
Texas	0	8,537	0	8,537
West Virginia	0	6,383	0	6,383
U.S. Government Agencies	0	1,988,759	0	1,988,759
U.S. Treasury Obligations	0	831,692	0	831,692
Non-Agency Mortgage-Backed Securities	0	410,433	0	410,433
Asset-Backed Securities
Automobile Sequential	0	13,558	0	13,558
CMBS Other	0	74,691	0	74,691
Home Equity Other	0	165,860	0	165,860
Home Equity Sequential	0	2,155	0	2,155
Whole Loan Collateral	0	7,289	0	7,289
Other ABS	0	149,879	0	149,879
Sovereign Issues	6,900	419,654	0	426,554
Common Stocks
Industrials	0	0	4,129	4,129
Short-Term Instruments
Nigeria Treasury Bills	0	4,313	0	4,313
U.S. Treasury Bills	0	523	0	523

$6,900	$5,808,893	$93,496	$5,909,289
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$167,247	$0	$0	$167,247

Total Investments	$174,147	$5,808,893	$93,496	$6,076,536

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(109,314)	$0	$(109,314)

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2025 (Unaudited)

Exchange-traded or centrally cleared	414	1,419	0	1,833
Over the counter	0	17,117	51	17,168

$414	$18,536	$51	$19,001
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(135)	(1,000)	0	(1,135)
Over the counter	0	(7,720)	0	(7,720)

$(135)	$(8,720)	$0	$(8,855)

Total Financial Derivative Instruments	$279	$9,816	$51	$10,146

Totals	$174,426	$5,709,395	$93,547	$5,977,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases (1)	NetSales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$12,976	$18,876	$(1,853)	$2	$(42)	$560	$0	$0	$30,519	$448
Corporate Bonds & Notes
Banking & Finance	2,299	4,140	(2,300)	0	0	46	0	0	4,185	45
Industrials	3,646	52,200	(1,279)	0	0	96	0	0	54,663	56
Common Stocks
Industrials	4,788	0	0	0	0	(659)	0	0	4,129	(659)

$23,709	$75,216	$(5,432)	$2	$(42)	$43	$0	$0	$93,496	$(110)
Financial Derivative Instruments- Assets
Over the counter	$0	$14	$0	$0	$0	$37	$0	$0	$51	$38

Totals	$23,709	$75,230	$(5,432)	$2	$(42)	$80	$0	$0	$93,547	$(72)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$4,434	Cost	Purchase Price	100.000	—
17,144	Discounted Cash Flow	Discount Rate	4.070 - 6.818	5.731
8,941	Indicative Market Quotation	Broker Quote	95.559 - 101.750	97.224
Corporate Bonds & Notes
Banking & Finance	1,837	Discounted Cash Flow	Discount Rate	6.204	—
2,348	Recent Transaction	Purchase Price	100.000	—
Industrials	2,463	Discounted Cash Flow	Discount Rate	4.610 - 5.140	4.876
52,200	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	4,129	Indicative Market Quotation	Broker Quote	$21.667	—
Financial Derivative Instruments- Assets
Banking & Finance	51	Indicative Market Quotation	Broker Quote	0.939 - 0.978	0.952

Total	$93,547

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofthe Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$160,904	$6,028	$0	$0	$287	$167,219	$6,049	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$32,102	$526,930	$(559,001)	$1	$(4)	$28	$1,238	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated funds

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	PRIME	Daily US Prime Rate	TSFR3M	Term SOFR 3-Month
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation